UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)

9800 Schwab Way, Lone Tree, Colorado 80124
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab 1000 Index Fund

9800 Schwab Way, Lone Tree, Colorado 80124
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
October 31, 2025

Schwab 1000 Index
®

Fund

Ticker Symbol: SNXFX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index Fund	$6	0.05%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 21.18%. The Russell 1000
®
Index, which serves as
the fund’s regulatory index and provides a broad measure of market performance, returned 21.14%. The fund generally invests in securities that are included in the Schwab 1000 Index
®
, which returned 21.22% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Schwab 1000 Index
®
may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities

Portfolio holdings may have changed since the report date.
Schwab 1000 Index
®
Fund | Annual Report
1
REG125965-01  00319725

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (04/02/1991) 1	21.18%	16.89%	14.22%
Russell 1000 ® Index 2	21.14%	17.05%	14.39%
Schwab 1000 Index ®	21.22%	16.94%	14.29%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.
2
Schwab 1000 Index
®
Fund | Annual Report

Statistics

Net Assets (millions)	$20,543
Number of Holdings (excludes derivatives)	999
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$9,255,701
Weighted Average Market Cap (millions)	$1,371,258
Price/Earnings Ratio (P/E)	28.1
Price/Book Ratio (P/B)	4.9
Dividends Received Deduction	92.61%
Qualified Dividend Income	$209,249,287
Qualified Business Income (199A)	$9,135,128
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this
report
use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab 1000 Index
®
Fund | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 10-for-1 share split for the fund, which applied to shareholders of re co
rd as of
the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab 1000 Index
®
Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of eight operational series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, six series have a fiscal year-end of August 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eight operational series during 2025/2026 and 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$283,400	$283,400	$0	$0	$26,280	$26,280	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The tax fees consist of professional services relating to tax compliance, tax advice, and the preparation of the Registrant’s tax returns.

(e)	(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024/2025: $2,012,853	2023/2024: $2,549,698

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | October 31, 2025
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$14.73	$10.84	$10.00	$11.87	$8.46
Income (loss) from investment operations:
Net investment income (loss)[2]	0.19	0.19	0.18	0.16	0.15
Net realized and unrealized gains (losses)	2.94	3.88	0.82	(1.88)	3.43
Total from investment operations	3.13	4.07	1.00	(1.72)	3.58
Less distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.16)	(0.14)	(0.17)
Distributions from net realized gains	—	—	—	(0.01)	—
Total distributions	(0.18)	(0.18)	(0.16)	(0.15)	(0.17)
Net asset value at end of period	$17.68	$14.73	$10.84	$10.00	$11.87
Total return	21.43%	37.95%	10.11%	(14.63%)	42.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.02%[3]	0.02%[3]	0.02%
Net investment income (loss)	1.25%	1.41%	1.63%	1.49%	1.42%
Portfolio turnover rate	3%	2%	2%[4]	2%	3%
Net assets, end of period (x 1,000,000)	$130,454	$104,140	$70,062	$61,068	$67,401

[1]	Per-Share Data has been retroactively adjusted to reflect a 6-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.4%
Aptiv PLC *	487,079	39,502,107
Ford Motor Co.	8,716,521	114,447,921
General Motors Co.	2,127,470	146,986,902
Tesla, Inc. *	6,257,384	2,856,871,239
		3,157,808,169

Banks 3.5%
Bank of America Corp.	15,195,340	812,190,923
Citigroup, Inc.	4,104,999	415,549,049
Citizens Financial Group, Inc.	958,025	48,734,732
Fifth Third Bancorp	1,480,537	61,619,950
Huntington Bancshares, Inc.	3,517,268	54,306,618
JPMorgan Chase & Co.	6,131,648	1,907,678,326
KeyCorp	2,081,395	36,611,738
M&T Bank Corp.	349,183	64,204,278
PNC Financial Services Group, Inc.	877,014	160,098,905
Regions Financial Corp.	1,993,735	48,248,387
Truist Financial Corp.	2,867,998	127,998,751
U.S. Bancorp	3,465,787	161,782,937
Wells Fargo & Co.	7,143,320	621,254,540
		4,520,279,134

Capital Goods 5.9%
3M Co.	1,187,433	197,707,594
A.O. Smith Corp.	255,747	16,876,745
Allegion PLC	192,840	31,967,087
AMETEK, Inc.	513,563	103,796,218
Axon Enterprise, Inc. *	174,714	127,930,832
Boeing Co. *	1,686,149	338,949,672
Builders FirstSource, Inc. *	245,960	28,573,173
Carrier Global Corp.	1,786,997	106,308,452
Caterpillar, Inc.	1,044,656	603,038,123
Cummins, Inc.	306,632	134,206,694
Deere & Co.	561,640	259,269,873
Dover Corp.	307,190	55,742,697
Eaton Corp. PLC	868,096	331,230,710
EMCOR Group, Inc.	100,172	67,694,234
Emerson Electric Co.	1,253,986	175,018,826
Fastenal Co.	2,567,080	105,635,342
Fortive Corp.	749,159	37,712,664
GE Vernova, Inc.	607,029	355,196,949
Generac Holdings, Inc. *	131,648	22,119,497
General Dynamics Corp.	563,748	194,436,685
General Electric Co.	2,364,662	730,562,325
Honeywell International, Inc.	1,415,750	285,032,947
Howmet Aerospace, Inc.	898,642	185,075,320
Hubbell, Inc., Class B	118,857	55,862,790
Huntington Ingalls Industries, Inc.	87,528	28,185,767
IDEX Corp.	167,035	28,639,821
Illinois Tool Works, Inc.	590,905	144,133,548
Ingersoll Rand, Inc.	809,080	61,757,076
Johnson Controls International PLC	1,458,432	166,830,036
L3Harris Technologies, Inc.	416,193	120,321,396
Lennox International, Inc.	71,469	36,091,845
Lockheed Martin Corp.	458,129	225,344,493
Masco Corp.	468,169	30,318,624
Nordson Corp.	120,513	27,952,990
Northrop Grumman Corp.	300,099	175,092,762
Otis Worldwide Corp.	877,894	81,433,447
PACCAR, Inc.	1,172,426	115,366,718
Parker-Hannifin Corp.	284,931	220,203,225
SECURITY	NUMBER OF SHARES	VALUE ($)
Pentair PLC	363,073	38,612,814
Quanta Services, Inc.	331,709	148,980,463
Rockwell Automation, Inc.	251,135	92,508,089
RTX Corp.	2,984,801	532,786,978
Snap-on, Inc.	115,729	38,832,866
Stanley Black & Decker, Inc.	348,014	23,567,508
Textron, Inc.	394,202	31,855,464
Trane Technologies PLC	496,184	222,612,952
TransDigm Group, Inc.	125,639	164,399,888
United Rentals, Inc.	143,274	124,817,443
Westinghouse Air Brake Technologies Corp.	382,188	78,134,515
WW Grainger, Inc.	98,068	96,008,572
Xylem, Inc.	543,276	81,953,185
		7,686,687,934

Commercial & Professional Services 0.9%
Automatic Data Processing, Inc.	903,201	235,103,220
Broadridge Financial Solutions, Inc.	260,259	57,361,084
Cintas Corp.	762,809	139,800,006
Copart, Inc. *	1,979,195	85,125,177
Dayforce, Inc. *	354,958	24,399,813
Equifax, Inc.	276,598	58,389,838
Jacobs Solutions, Inc.	266,499	41,523,209
Leidos Holdings, Inc.	286,398	54,550,227
Paychex, Inc.	721,131	84,393,961
Paycom Software, Inc.	111,993	20,952,770
Republic Services, Inc., Class A	452,137	94,153,009
Rollins, Inc.	632,351	36,429,741
Veralto Corp.	553,615	54,630,728
Verisk Analytics, Inc., Class A	311,482	68,139,802
Waste Management, Inc.	826,036	165,017,212
		1,219,969,797

Consumer Discretionary Distribution & Retail 5.8%
Amazon.com, Inc. *	21,641,235	5,285,222,412
AutoZone, Inc. *	37,249	136,868,843
Best Buy Co., Inc.	439,137	36,070,713
eBay, Inc.	1,022,284	83,121,912
Genuine Parts Co.	311,511	39,658,466
Home Depot, Inc.	2,218,580	842,150,782
LKQ Corp.	568,168	18,158,649
Lowe's Cos., Inc.	1,249,715	297,594,633
O'Reilly Automotive, Inc. *	1,891,182	178,603,228
Pool Corp.	73,285	19,571,492
Ross Stores, Inc.	731,288	116,216,289
TJX Cos., Inc.	2,487,701	348,626,418
Tractor Supply Co.	1,176,356	63,652,623
Ulta Beauty, Inc. *	100,487	52,241,182
Williams-Sonoma, Inc.	275,244	53,490,919
		7,571,248,561

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	331,575	27,023,362
DR Horton, Inc.	616,520	91,910,802
Garmin Ltd.	365,962	78,293,910
Hasbro, Inc.	298,736	22,796,544
Lennar Corp., Class A	508,959	62,993,855
Lululemon Athletica, Inc. *	242,988	41,439,174
Mohawk Industries, Inc. *	116,800	13,273,152
NIKE, Inc., Class B	2,647,641	171,011,132
NVR, Inc. *	6,419	46,286,254
PulteGroup, Inc.	441,246	52,892,158
Ralph Lauren Corp., Class A	86,302	27,587,297
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	464,140	50,971,855
		686,479,495

Consumer Services 1.8%
Airbnb, Inc., Class A *	954,942	120,838,361
Booking Holdings, Inc.	72,271	366,973,347
Carnival Corp. *	2,427,730	69,991,456
Chipotle Mexican Grill, Inc., Class A *	2,983,959	94,561,661
Darden Restaurants, Inc.	261,772	47,158,226
Domino's Pizza, Inc.	69,852	27,833,228
DoorDash, Inc., Class A *	825,443	209,967,936
Expedia Group, Inc.	264,315	58,149,300
Hilton Worldwide Holdings, Inc.	523,726	134,576,633
Las Vegas Sands Corp.	690,880	41,003,728
Marriott International, Inc., Class A	501,501	130,681,131
McDonald's Corp.	1,591,258	474,879,125
MGM Resorts International *	460,875	14,761,826
Norwegian Cruise Line Holdings Ltd. *	996,379	22,338,817
Royal Caribbean Cruises Ltd.	563,034	161,495,042
Starbucks Corp.	2,534,695	204,980,785
Wynn Resorts Ltd.	188,851	22,471,380
Yum! Brands, Inc.	618,080	85,424,837
		2,288,086,819

Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	988,905	901,337,462
Dollar General Corp.	493,645	48,703,016
Dollar Tree, Inc. *	434,187	43,036,615
Kroger Co.	1,360,649	86,578,096
Sysco Corp.	1,067,213	79,272,582
Target Corp.	1,011,339	93,771,352
Walmart, Inc.	9,787,498	990,299,048
		2,242,998,171

Energy 2.8%
APA Corp.	800,254	18,125,753
Baker Hughes Co., Class A	2,203,278	106,660,688
Chevron Corp.	4,291,535	676,860,900
ConocoPhillips	2,783,581	247,349,008
Coterra Energy, Inc.	1,696,679	40,143,425
Devon Energy Corp.	1,420,042	46,137,165
Diamondback Energy, Inc.	421,141	60,303,180
EOG Resources, Inc.	1,217,718	128,883,273
EQT Corp.	1,393,961	74,688,430
Expand Energy Corp.	531,487	54,907,922
Exxon Mobil Corp.	9,506,570	1,087,171,345
Halliburton Co.	1,897,343	50,924,686
Kinder Morgan, Inc.	4,364,682	114,311,022
Marathon Petroleum Corp.	679,517	132,444,658
Occidental Petroleum Corp.	1,607,182	66,215,898
ONEOK, Inc.	1,399,975	93,798,325
Phillips 66	902,993	122,933,467
SLB Ltd.	3,330,892	120,111,966
Targa Resources Corp.	481,387	74,152,854
Texas Pacific Land Corp.	43,166	40,721,941
Valero Energy Corp.	694,234	117,714,317
Williams Cos., Inc.	2,721,383	157,486,434
		3,632,046,657

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	348,571	20,293,804
American Tower Corp.	1,044,076	186,868,722
AvalonBay Communities, Inc.	318,752	55,437,348
BXP, Inc.	330,122	23,501,385
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden Property Trust	240,143	23,889,426
Crown Castle, Inc.	968,641	87,390,791
Digital Realty Trust, Inc.	716,758	122,142,731
Equinix, Inc.	218,136	184,545,237
Equity Residential	774,074	46,010,959
Essex Property Trust, Inc.	142,715	35,931,356
Extra Space Storage, Inc.	474,741	63,396,913
Federal Realty Investment Trust	173,095	16,650,008
Healthpeak Properties, Inc.	1,540,670	27,655,026
Host Hotels & Resorts, Inc.	1,425,627	22,838,545
Invitation Homes, Inc.	1,256,634	35,374,247
Iron Mountain, Inc.	658,593	67,802,149
Kimco Realty Corp.	1,516,463	31,330,126
Mid-America Apartment Communities, Inc.	260,011	33,341,210
Prologis, Inc.	2,069,478	256,801,525
Public Storage	352,633	98,229,448
Realty Income Corp.	2,043,195	118,464,446
Regency Centers Corp.	360,605	24,863,715
SBA Communications Corp., Class A	238,070	45,585,644
Simon Property Group, Inc.	729,292	128,180,362
UDR, Inc.	673,475	22,689,373
Ventas, Inc.	1,015,674	74,946,584
VICI Properties, Inc., Class A	2,376,891	71,282,961
Welltower, Inc.	1,491,408	270,004,504
Weyerhaeuser Co.	1,598,304	36,760,992
		2,232,209,537

Financial Services 7.7%
American Express Co.	1,210,357	436,612,081
Ameriprise Financial, Inc.	210,587	95,347,476
Apollo Global Management, Inc.	1,023,803	127,268,951
Bank of New York Mellon Corp.	1,571,760	169,640,057
Berkshire Hathaway, Inc., Class B *	4,089,026	1,952,673,476
Blackrock, Inc.	321,134	347,727,107
Blackstone, Inc.	1,643,634	241,022,490
Block, Inc. *	1,229,276	93,351,219
Capital One Financial Corp.	1,426,014	313,708,820
Cboe Global Markets, Inc.	233,156	57,272,440
Charles Schwab Corp. (a)	3,785,146	357,772,000
CME Group, Inc.	803,601	213,348,029
Coinbase Global, Inc., Class A *	503,923	173,238,649
Corpay, Inc. *	157,432	40,987,421
FactSet Research Systems, Inc.	84,114	22,441,615
Fidelity National Information Services, Inc.	1,168,377	73,046,930
Fiserv, Inc. *	1,210,932	80,757,055
Franklin Resources, Inc.	678,833	15,348,414
Global Payments, Inc.	542,615	42,193,742
Goldman Sachs Group, Inc.	675,034	532,851,589
Interactive Brokers Group, Inc., Class A	995,729	70,059,492
Intercontinental Exchange, Inc.	1,276,440	186,730,408
Invesco Ltd.	1,004,598	23,808,973
Jack Henry & Associates, Inc.	162,879	24,259,198
KKR & Co., Inc.	1,529,101	180,938,521
Mastercard, Inc., Class A	1,840,756	1,016,078,904
Moody's Corp.	343,754	165,105,046
Morgan Stanley	2,705,336	443,675,104
MSCI, Inc., Class A	172,325	101,421,879
Nasdaq, Inc.	1,013,753	86,665,744
Northern Trust Corp.	427,710	55,033,446
PayPal Holdings, Inc. *	2,127,622	147,380,376
Raymond James Financial, Inc.	397,055	63,000,717
Robinhood Markets, Inc., Class A *	1,725,854	253,320,850
S&P Global, Inc.	696,841	339,507,904
State Street Corp.	633,915	73,318,609
Synchrony Financial	832,559	61,925,738
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
T. Rowe Price Group, Inc.	492,628	50,509,149
Visa, Inc., Class A	3,787,876	1,290,680,868
		10,020,030,487

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	3,745,971	211,197,845
Archer-Daniels-Midland Co.	1,072,031	64,890,037
Brown-Forman Corp., Class B	381,958	10,400,716
Bunge Global SA	313,140	29,623,044
Campbell's Co.	440,063	13,259,098
Coca-Cola Co.	8,637,032	595,091,505
Conagra Brands, Inc.	1,071,271	18,415,149
Constellation Brands, Inc., Class A	319,329	41,953,444
General Mills, Inc.	1,194,044	55,654,391
Hershey Co.	329,634	55,915,815
Hormel Foods Corp.	652,341	14,084,042
J.M. Smucker Co.	240,169	24,869,500
Kellanova	597,940	49,664,896
Keurig Dr. Pepper, Inc.	3,020,089	82,025,617
Kraft Heinz Co.	1,903,572	47,075,336
Lamb Weston Holdings, Inc.	311,678	19,239,883
McCormick & Co., Inc. - Non Voting Shares	564,928	36,245,781
Molson Coors Beverage Co., Class B	370,145	16,182,739
Mondelez International, Inc., Class A	2,883,624	165,693,035
Monster Beverage Corp. *	1,585,171	105,936,978
PepsiCo, Inc.	3,052,891	445,996,846
Philip Morris International, Inc.	3,471,022	500,972,605
Tyson Foods, Inc., Class A	635,956	32,694,498
		2,637,082,800

Health Care Equipment & Services 3.6%
Abbott Laboratories	3,881,031	479,773,052
Align Technology, Inc. *	151,803	20,930,598
Baxter International, Inc.	1,135,822	20,978,632
Becton Dickinson & Co.	639,147	114,221,960
Boston Scientific Corp. *	3,304,143	332,793,283
Cardinal Health, Inc.	531,790	101,449,578
Cencora, Inc.	431,613	145,803,188
Centene Corp. *	1,044,424	36,941,277
Cigna Group	595,220	145,477,720
Cooper Cos., Inc. *	445,037	31,112,537
CVS Health Corp.	2,831,670	221,295,011
DaVita, Inc. *	80,417	9,571,231
Dexcom, Inc. *	877,168	51,068,721
Edwards Lifesciences Corp. *	1,305,752	107,659,252
Elevance Health, Inc.	502,114	159,270,561
GE HealthCare Technologies, Inc.	1,020,996	76,523,650
HCA Healthcare, Inc.	365,208	167,878,813
Henry Schein, Inc. *	232,019	14,663,601
Hologic, Inc. *	496,225	36,675,990
Humana, Inc.	268,577	74,715,436
IDEXX Laboratories, Inc. *	178,926	112,635,706
Insulet Corp. *	156,779	49,073,395
Intuitive Surgical, Inc. *	799,364	427,084,198
Labcorp Holdings, Inc.	184,789	46,929,014
McKesson Corp.	277,363	225,035,696
Medtronic PLC	2,857,080	259,137,156
Molina Healthcare, Inc. *	120,600	18,459,036
Quest Diagnostics, Inc.	248,241	43,678,004
ResMed, Inc.	326,411	80,584,348
Solventum Corp. *	328,089	22,651,265
STERIS PLC	219,715	51,786,826
Stryker Corp.	767,252	273,325,852
UnitedHealth Group, Inc.	2,019,553	689,798,523
Universal Health Services, Inc., Class B	126,523	27,456,756
SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	438,861	44,131,862
		4,720,571,728

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	544,928	47,784,736
Clorox Co.	271,194	30,498,477
Colgate-Palmolive Co.	1,798,919	138,606,709
Estee Lauder Cos., Inc., Class A	523,895	50,655,408
Kenvue, Inc.	4,262,014	61,245,141
Kimberly-Clark Corp.	740,035	88,589,590
Procter & Gamble Co.	5,223,229	785,416,945
		1,202,797,006

Insurance 1.7%
Aflac, Inc.	1,076,200	115,357,878
Allstate Corp.	588,743	112,756,059
American International Group, Inc.	1,236,845	97,661,281
Aon PLC, Class A	480,484	163,691,289
Arch Capital Group Ltd.	829,491	71,593,368
Arthur J Gallagher & Co.	571,176	142,502,700
Assurant, Inc.	111,775	23,665,003
Brown & Brown, Inc.	654,516	52,191,106
Chubb Ltd.	826,380	228,857,677
Cincinnati Financial Corp.	350,232	54,142,365
Erie Indemnity Co., Class A	57,588	16,852,552
Everest Group Ltd.	93,380	29,369,878
Globe Life, Inc.	181,047	23,809,491
Hartford Insurance Group, Inc.	628,447	78,040,549
Loews Corp.	380,482	37,880,788
Marsh & McLennan Cos., Inc.	1,097,868	195,585,184
MetLife, Inc.	1,248,320	99,640,903
Principal Financial Group, Inc.	452,798	38,053,144
Progressive Corp.	1,307,179	269,278,874
Prudential Financial, Inc.	785,973	81,741,192
Travelers Cos., Inc.	502,966	135,106,727
W.R. Berkley Corp.	665,371	47,467,567
Willis Towers Watson PLC	217,823	68,200,381
		2,183,445,956

Materials 1.7%
Air Products & Chemicals, Inc.	495,108	120,108,250
Albemarle Corp.	260,633	25,601,980
Amcor PLC	5,126,120	40,496,348
Avery Dennison Corp.	174,199	30,465,663
Ball Corp.	607,200	28,538,400
CF Industries Holdings, Inc.	361,623	30,119,580
Corteva, Inc.	1,518,536	93,298,852
Dow, Inc.	1,594,985	38,040,392
DuPont de Nemours, Inc.	937,226	76,524,503
Eastman Chemical Co.	260,565	15,508,829
Ecolab, Inc.	568,210	145,689,044
Freeport-McMoRan, Inc.	3,194,564	133,213,319
International Flavors & Fragrances, Inc.	571,508	35,987,859
International Paper Co.	1,178,060	45,520,238
Linde PLC	1,045,618	437,382,009
LyondellBasell Industries NV, Class A	573,539	26,623,680
Martin Marietta Materials, Inc.	134,287	82,331,360
Mosaic Co.	710,205	19,495,127
Newmont Corp.	2,449,422	198,329,699
Nucor Corp.	513,309	77,022,015
Packaging Corp. of America	198,835	38,923,940
PPG Industries, Inc.	503,763	49,242,833
Sherwin-Williams Co.	517,066	178,356,746
Smurfit WestRock PLC	1,168,196	43,129,796
Solstice Advanced Materials, Inc. *	353,937	15,951,941
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Steel Dynamics, Inc.	308,044	48,301,299
Vulcan Materials Co.	293,566	84,987,357
		2,159,191,059

Media & Entertainment 9.3%
Alphabet, Inc., Class A	12,971,268	3,647,390,849
Alphabet, Inc., Class C	10,413,138	2,934,630,551
Charter Communications, Inc., Class A *	207,783	48,587,977
Comcast Corp., Class A	8,212,153	228,585,279
Electronic Arts, Inc.	500,587	100,147,435
Fox Corp., Class A	769,705	49,761,428
Interpublic Group of Cos., Inc.	827,231	21,226,747
Live Nation Entertainment, Inc. *	349,926	52,324,435
Match Group, Inc.	528,008	17,075,779
Meta Platforms, Inc., Class A	4,836,546	3,135,774,599
Netflix, Inc. *	947,538	1,060,162,367
News Corp., Class A	1,150,057	30,476,511
Omnicom Group, Inc.	432,876	32,474,358
Paramount Skydance Corp., Class B (b)	693,329	10,670,333
Take-Two Interactive Software, Inc. *	387,886	99,442,334
TKO Group Holdings, Inc.	154,301	29,070,308
Trade Desk, Inc., Class A *	991,262	49,840,653
Walt Disney Co.	4,009,194	451,515,428
Warner Bros Discovery, Inc. *	5,506,674	123,624,831
		12,122,782,202

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	3,939,229	858,909,491
Agilent Technologies, Inc.	634,491	92,864,103
Amgen, Inc.	1,200,488	358,261,634
Biogen, Inc. *	328,675	50,704,692
Bio-Techne Corp.	350,277	21,916,832
Bristol-Myers Squibb Co.	4,538,350	209,081,785
Charles River Laboratories International, Inc. *	109,177	19,659,502
Danaher Corp.	1,421,078	306,071,780
Eli Lilly & Co.	1,772,815	1,529,691,151
Gilead Sciences, Inc.	2,766,863	331,442,519
Incyte Corp. *	368,868	34,481,781
IQVIA Holdings, Inc. *	380,218	82,301,988
Johnson & Johnson	5,370,330	1,014,294,227
Merck & Co., Inc.	5,569,780	478,889,684
Mettler-Toledo International, Inc. *	46,008	65,160,670
Moderna, Inc. *	766,725	20,824,251
Pfizer, Inc.	12,678,151	312,516,422
Regeneron Pharmaceuticals, Inc.	226,786	147,819,115
Revvity, Inc.	256,390	23,995,540
Thermo Fisher Scientific, Inc.	842,033	477,761,104
Vertex Pharmaceuticals, Inc. *	571,724	243,308,583
Viatris, Inc.	2,625,765	27,202,925
Waters Corp. *	131,798	46,076,581
West Pharmaceutical Services, Inc.	159,981	45,125,841
Zoetis, Inc.	986,783	142,185,562
		6,940,547,763

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	651,907	99,370,184
CoStar Group, Inc. *	944,696	65,004,532
		164,374,716

Semiconductors & Semiconductor Equipment 14.9%
Advanced Micro Devices, Inc. *	3,618,763	926,837,580
Analog Devices, Inc.	1,106,578	259,083,107
Applied Materials, Inc.	1,789,482	417,128,254
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadcom, Inc.	10,488,221	3,876,761,128
First Solar, Inc. *	239,037	63,808,537
Intel Corp. *	9,760,227	390,311,478
KLA Corp.	294,258	355,681,415
Lam Research Corp.	2,822,195	444,382,825
Microchip Technology, Inc.	1,206,946	75,337,569
Micron Technology, Inc.	2,495,525	558,423,629
Monolithic Power Systems, Inc.	106,511	107,043,555
NVIDIA Corp.	54,409,306	11,017,340,372
NXP Semiconductors NV	560,985	117,313,183
ON Semiconductor Corp. *	914,523	45,799,312
QUALCOMM, Inc.	2,404,989	435,062,510
Skyworks Solutions, Inc.	326,998	25,414,285
Teradyne, Inc.	354,756	64,480,451
Texas Instruments, Inc.	2,027,275	327,323,821
		19,507,533,011

Software & Services 12.1%
Accenture PLC, Class A	1,388,893	347,362,139
Adobe, Inc. *	945,919	321,905,695
Akamai Technologies, Inc. *	320,692	24,083,969
AppLovin Corp., Class A *	603,675	384,740,188
Autodesk, Inc. *	476,716	143,653,599
Cadence Design Systems, Inc. *	607,623	205,795,834
Cognizant Technology Solutions Corp., Class A	1,092,623	79,630,364
Crowdstrike Holdings, Inc., Class A *	555,796	301,802,786
Datadog, Inc., Class A *	719,015	117,062,832
EPAM Systems, Inc. *	126,051	20,614,381
Fair Isaac Corp. *	53,699	89,115,102
Fortinet, Inc. *	1,449,574	125,286,681
Gartner, Inc. *	169,401	42,069,044
Gen Digital, Inc.	1,254,186	33,060,343
GoDaddy, Inc., Class A *	309,681	41,227,832
International Business Machines Corp.	2,077,185	638,547,441
Intuit, Inc.	622,021	415,230,119
Microsoft Corp.	16,575,140	8,582,773,243
Oracle Corp.	3,695,399	970,448,731
Palantir Technologies, Inc., Class A *	5,071,353	1,016,654,136
Palo Alto Networks, Inc. *	1,489,424	328,030,742
PTC, Inc. *	266,083	52,828,119
Roper Technologies, Inc.	239,605	106,899,771
Salesforce, Inc.	2,131,774	555,135,267
ServiceNow, Inc. *	463,817	426,377,692
Synopsys, Inc. *	412,004	186,975,655
Tyler Technologies, Inc. *	96,316	45,871,458
VeriSign, Inc.	187,569	44,979,046
Workday, Inc., Class A *	482,886	115,854,009
		15,764,016,218

Technology Hardware & Equipment 9.0%
Amphenol Corp., Class A	2,722,519	379,355,797
Apple, Inc.	33,092,431	8,947,200,570
Arista Networks, Inc. *	2,298,190	362,401,581
CDW Corp.	291,838	46,510,222
Cisco Systems, Inc.	8,830,358	645,587,473
Corning, Inc.	1,735,532	154,601,191
Dell Technologies, Inc., Class C	674,008	109,196,036
F5, Inc. *	128,549	32,529,324
Hewlett Packard Enterprise Co.	2,932,966	71,623,030
HP, Inc.	2,096,897	58,021,140
Jabil, Inc.	239,396	52,880,182
Keysight Technologies, Inc. *	384,475	70,343,546
Motorola Solutions, Inc.	370,920	150,856,873
NetApp, Inc.	447,292	52,682,052
Seagate Technology Holdings PLC	475,669	121,714,184
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Super Micro Computer, Inc. *	1,121,189	58,256,980
TE Connectivity PLC	657,841	162,493,305
Teledyne Technologies, Inc. *	104,868	55,246,560
Trimble, Inc. *	532,456	42,463,366
Western Digital Corp.	775,794	116,532,017
Zebra Technologies Corp., Class A *	113,795	30,639,304
		11,721,134,733

Telecommunication Services 0.8%
AT&T, Inc.	15,944,569	394,628,083
T-Mobile U.S., Inc.	1,079,111	226,667,265
Verizon Communications, Inc.	9,401,939	373,633,056
		994,928,404

Transportation 1.3%
CH Robinson Worldwide, Inc.	262,153	40,368,940
CSX Corp.	4,151,104	149,522,766
Delta Air Lines, Inc.	1,450,703	83,241,338
Expeditors International of Washington, Inc.	300,246	36,599,987
FedEx Corp.	485,379	123,198,898
JB Hunt Transport Services, Inc.	170,739	28,830,988
Norfolk Southern Corp.	499,554	141,563,613
Old Dominion Freight Line, Inc.	413,575	58,074,201
Southwest Airlines Co.	1,174,687	35,593,016
Uber Technologies, Inc. *	4,650,254	448,749,511
Union Pacific Corp.	1,322,414	291,420,373
United Airlines Holdings, Inc. *	724,089	68,093,330
United Parcel Service, Inc., Class B	1,643,210	158,438,308
		1,663,695,269

Utilities 2.3%
AES Corp.	1,567,426	21,740,199
Alliant Energy Corp.	572,271	38,239,148
Ameren Corp.	603,849	61,604,675
American Electric Power Co., Inc.	1,190,831	143,209,336
American Water Works Co., Inc.	435,755	55,964,015
Atmos Energy Corp.	358,225	61,514,397
CenterPoint Energy, Inc.	1,460,291	55,841,528
CMS Energy Corp.	670,258	49,297,476
Consolidated Edison, Inc.	803,462	78,265,233
Constellation Energy Corp.	696,631	262,629,887
Dominion Energy, Inc.	1,901,082	111,574,502
DTE Energy Co.	462,305	62,660,820
Duke Energy Corp.	1,733,049	215,417,991
Edison International	863,321	47,810,717
Entergy Corp.	995,205	95,629,248
Evergy, Inc.	508,881	39,087,149
Eversource Energy	825,727	60,946,910
SECURITY	NUMBER OF SHARES	VALUE ($)
Exelon Corp.	2,251,312	103,830,509
FirstEnergy Corp.	1,157,590	53,052,350
NextEra Energy, Inc.	4,591,996	373,788,474
NiSource, Inc.	1,048,524	44,153,346
NRG Energy, Inc.	432,612	74,348,698
PG&E Corp.	4,923,273	78,575,437
Pinnacle West Capital Corp.	265,796	23,528,262
PPL Corp.	1,658,409	60,565,097
Public Service Enterprise Group, Inc.	1,112,850	89,651,196
Sempra	1,454,653	133,740,797
Southern Co.	2,451,943	230,580,720
Vistra Corp.	708,960	133,497,168
WEC Energy Group, Inc.	717,726	80,191,526
Xcel Energy, Inc.	1,321,246	107,245,538
		3,048,182,349
Total Common Stocks (Cost $46,212,523,678)		130,088,127,975

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	9,128,124	9,128,124
Total Short-Term Investments (Cost $9,128,124)		9,128,124
Total Investments in Securities (Cost $46,221,651,802)		130,097,256,099

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/19/25	1,062	365,009,400	7,732,431

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $8,444,278.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$225,922,626	$53,034,492	($4,345,674 )	$873	$83,159,683	$357,772,000	3,785,146	$3,848,445
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$130,088,127,975	$—	$—	$130,088,127,975
Short-Term Investments[1]	9,128,124	—	—	9,128,124
Futures Contracts[2]	7,732,431	—	—	7,732,431
Total	$130,104,988,530	$—	$—	$130,104,988,530

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $162,513,919)		$357,772,000
Investments in securities, at value - unaffiliated issuers (cost $46,059,137,883) including securities on loan of $8,444,278		129,739,484,099
Cash		297,242,941
Deposit with broker for futures contracts		22,618,509
Receivables:
Fund shares sold		78,157,664
Dividends		59,724,804
Variation margin on future contracts		982,347
Income from securities on loan	+	8,271
Total assets		130,555,990,635

Liabilities
Collateral held for securities on loan		9,128,124
Payables:
Fund shares redeemed		90,592,344
Investment adviser fees	+	2,326,150
Total liabilities		102,046,618
Net assets		$130,453,944,017

Net Assets by Source
Capital received from investors		$46,590,296,399
Total distributable earnings	+	83,863,647,618
Net assets		$130,453,944,017

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$130,453,944,017		7,379,552,413		$17.68

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $345,515)		$1,435,227,449
Other Interest		7,934,634
Dividends received from securities - affiliated issuers		3,848,445
Securities on loan, net	+	46,967
Total investment income		1,447,057,495

Expenses
Investment adviser fees		22,994,531
Total expenses	–	22,994,531
Net investment income		1,424,062,964

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		873
Net realized losses on sales of securities - unaffiliated issuers		(299,781,531)
Net realized gains on futures contracts	+	58,241,475
Net realized losses		(241,539,183)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		83,159,683
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		21,599,979,947
Net change in unrealized appreciation (depreciation) on futures contracts	+	15,983,636
Net change in unrealized appreciation (depreciation)		21,699,123,266
Net realized and unrealized gains		21,457,584,083
Increase in net assets resulting from operations		$22,881,647,047
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$1,424,062,964	$1,282,136,668
Net realized losses		(241,539,183)	(132,774,728)
Net change in unrealized appreciation (depreciation)	+	21,699,123,266	26,189,344,946
Increase in net assets resulting from operations		$22,881,647,047	$27,338,706,886

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,322,087,859 )	($1,135,808,670 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,437,555,005	$22,265,827,045	1,411,567,470	$18,780,662,028
Shares reinvested		69,303,333	1,072,236,167	78,616,830	923,878,716
Shares redeemed	+	(1,195,570,783)	(18,583,827,000)	(886,680,138)	(11,829,511,743)
Net transactions in fund shares		311,287,555	$4,754,236,212	603,504,162	$7,875,029,001

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,068,264,858	$104,140,148,617	6,464,760,696	$70,062,221,400
Total increase	+	311,287,555	26,313,795,400	603,504,162	34,077,927,217
End of period		7,379,552,413	$130,453,944,017	7,068,264,858	$104,140,148,617

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 6-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$12.32	$9.05	$8.40	$10.27	$7.37
Income (loss) from investment operations:
Net investment income (loss)[2]	0.16	0.15	0.14	0.13	0.12
Net realized and unrealized gains (losses)	2.43	3.26	0.64	(1.82)	3.01
Total from investment operations	2.59	3.41	0.78	(1.69)	3.13
Less distributions:
Distributions from net investment income	(0.16)	(0.14)	(0.13)	(0.12)	(0.14)
Distributions from net realized gains	—	—	—	(0.06)	(0.09)
Total distributions	(0.16)	(0.14)	(0.13)	(0.18)	(0.23)
Net asset value at end of period	$14.75	$12.32	$9.05	$8.40	$10.27
Total return	21.18%	38.17%	9.35%	(16.73%)	43.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%[3]	0.05%
Net investment income (loss)	1.21%	1.36%	1.57%	1.40%	1.36%
Portfolio turnover rate	3%[4]	3%[4]	3%[4]	2%[4]	5%[4]
Net assets, end of period (x 1,000,000)	$20,543	$17,357	$12,811	$11,888	$14,222

[1]	Per-Share Data has been retroactively adjusted to reflect a 10-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.3%
Aptiv PLC *	69,899	5,668,809
Autoliv, Inc.	22,454	2,622,627
BorgWarner, Inc.	68,653	2,949,333
Ford Motor Co.	1,260,128	16,545,481
General Motors Co.	306,838	21,199,437
Gentex Corp.	72,704	1,704,909
Lear Corp.	17,523	1,833,782
Lucid Group, Inc. *(a)	37,127	659,004
Modine Manufacturing Co. *	16,474	2,523,981
Rivian Automotive, Inc., Class A *	257,124	3,489,173
Tesla, Inc. *	902,487	412,039,465
Thor Industries, Inc.	17,156	1,790,229
		473,026,230

Banks 3.5%
Bank of America Corp.	2,191,586	117,140,272
Bank OZK	33,894	1,524,891
BOK Financial Corp.	7,325	766,049
Cadence Bank	59,141	2,231,981
Citigroup, Inc.	592,054	59,933,626
Citizens Financial Group, Inc.	138,946	7,068,183
Columbia Banking System, Inc.	97,347	2,608,900
Comerica, Inc.	41,344	3,162,816
Commerce Bancshares, Inc.	39,771	2,093,148
Cullen/Frost Bankers, Inc.	20,482	2,522,153
East West Bancorp, Inc.	44,244	4,495,190
Fifth Third Bancorp	212,777	8,855,779
First Citizens BancShares, Inc., Class A	3,373	6,155,118
First Financial Bankshares, Inc.	41,597	1,284,931
First Horizon Corp.	160,590	3,430,202
Flagstar Bank NA	96,247	1,099,141
FNB Corp.	114,185	1,794,988
Glacier Bancorp, Inc.	41,422	1,692,089
Hancock Whitney Corp.	26,894	1,535,916
Home BancShares, Inc.	58,471	1,561,760
Huntington Bancshares, Inc.	506,520	7,820,669
JPMorgan Chase & Co.	884,352	275,139,594
KeyCorp	299,906	5,275,347
M&T Bank Corp.	50,254	9,240,203
Old National Bancorp	111,555	2,279,069
Pinnacle Financial Partners, Inc.	25,092	2,138,089
PNC Financial Services Group, Inc.	126,793	23,146,062
Popular, Inc.	21,304	2,374,757
Prosperity Bancshares, Inc.	29,804	1,961,699
Regions Financial Corp.	286,310	6,928,702
Southstate Bank Corp.	31,949	2,832,279
Synovus Financial Corp.	44,119	1,969,472
Truist Financial Corp.	415,059	18,524,083
U.S. Bancorp	500,778	23,376,317
UMB Financial Corp.	23,269	2,486,991
United Bankshares, Inc.	44,349	1,587,251
Valley National Bancorp	153,346	1,666,871
Webster Financial Corp.	53,190	3,033,958
Wells Fargo & Co.	1,030,263	89,601,973
Western Alliance Bancorp	33,346	2,579,313
Wintrust Financial Corp.	21,741	2,826,765
Zions Bancorp NA	47,112	2,455,006
		720,201,603

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 6.8%
3M Co.	171,559	28,564,574
A.O. Smith Corp.	37,247	2,457,930
AAON, Inc.	21,436	2,109,088
Acuity, Inc.	9,777	3,569,094
Advanced Drainage Systems, Inc.	22,786	3,191,179
AECOM	42,050	5,649,418
AeroVironment, Inc. *	10,380	3,839,666
AGCO Corp.	19,628	2,024,824
Air Lease Corp., Class A	33,839	2,160,959
Allegion PLC	27,710	4,593,487
Allison Transmission Holdings, Inc.	26,351	2,175,275
AMETEK, Inc.	74,390	15,034,963
API Group Corp. *	118,039	4,346,196
Applied Industrial Technologies, Inc.	12,027	3,092,021
Archer Aviation, Inc., Class A *	170,008	1,907,490
Armstrong World Industries, Inc.	13,979	2,662,021
ATI, Inc. *	44,400	4,394,268
Axon Enterprise, Inc. *	25,285	18,514,436
Bloom Energy Corp., Class A *	69,312	9,160,274
Boeing Co. *	243,086	48,865,148
Builders FirstSource, Inc. *	35,226	4,092,204
BWX Technologies, Inc.	29,619	6,326,915
Carlisle Cos., Inc.	13,682	4,447,334
Carpenter Technology Corp.	15,891	5,019,967
Carrier Global Corp.	257,566	15,322,601
Caterpillar, Inc.	150,668	86,974,610
Chart Industries, Inc. *	14,216	2,837,798
CNH Industrial NV	285,348	2,993,301
Comfort Systems USA, Inc.	11,288	10,899,467
Construction Partners, Inc., Class A *	15,236	1,742,237
Core & Main, Inc., Class A *	61,255	3,196,286
Crane Co.	15,635	2,970,650
Cummins, Inc.	44,385	19,426,427
Curtiss-Wright Corp.	12,048	7,177,355
Deere & Co.	80,926	37,357,869
Donaldson Co., Inc.	37,102	3,125,844
Dover Corp.	44,067	7,996,398
Dycom Industries, Inc. *	9,317	2,681,339
Eaton Corp. PLC	125,108	47,736,208
EMCOR Group, Inc.	14,419	9,744,072
Emerson Electric Co.	181,275	25,300,552
Esab Corp.	18,535	2,165,259
ESCO Technologies, Inc.	8,372	1,837,403
Fastenal Co.	369,674	15,212,085
Federal Signal Corp.	19,668	2,321,414
Ferguson Enterprises, Inc.	63,556	15,793,666
Flowserve Corp.	41,348	2,822,001
Fluor Corp. *	51,735	2,523,116
Fortive Corp.	108,975	5,485,802
Fortune Brands Innovations, Inc.	37,523	1,906,168
FTAI Aviation Ltd.	32,786	5,668,699
Gates Industrial Corp. PLC *	82,479	1,821,136
GATX Corp.	11,668	1,830,126
GE Vernova, Inc.	87,531	51,217,889
Generac Holdings, Inc. *	18,892	3,174,234
General Dynamics Corp.	81,105	27,973,115
General Electric Co.	341,049	105,367,089
Graco, Inc.	52,817	4,318,846
HEICO Corp.	32,496	10,326,254
Hexcel Corp.	25,747	1,838,336
Honeywell International, Inc.	204,396	41,151,047
Howmet Aerospace, Inc.	129,845	26,741,578
Hubbell, Inc., Class B	17,039	8,008,330
Huntington Ingalls Industries, Inc.	12,553	4,042,317
IDEX Corp.	24,250	4,157,905
IES Holdings, Inc. *	2,814	1,102,750
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Illinois Tool Works, Inc.	85,241	20,791,985
Ingersoll Rand, Inc.	116,451	8,888,705
ITT, Inc.	25,087	4,642,851
JBT Marel Corp.	16,726	2,109,149
Johnson Controls International PLC	210,746	24,107,235
Karman Holdings, Inc. *	24,414	2,056,635
Kratos Defense & Security Solutions, Inc. *	54,367	4,925,650
L3Harris Technologies, Inc.	60,270	17,424,057
Lennox International, Inc.	10,247	5,174,735
Leonardo DRS, Inc.	25,809	943,577
Lincoln Electric Holdings, Inc.	17,776	4,167,583
Loar Holdings, Inc. *	11,330	896,543
Lockheed Martin Corp.	66,174	32,549,667
Masco Corp.	66,936	4,334,775
MasTec, Inc. *	19,933	4,069,521
Middleby Corp. *	15,019	1,865,810
Moog, Inc., Class A	9,170	1,878,475
Mueller Industries, Inc.	35,138	3,720,060
NEXTracker, Inc., Class A *	46,714	4,728,391
Nordson Corp.	17,291	4,010,647
Northrop Grumman Corp.	43,306	25,266,886
nVent Electric PLC	51,841	5,928,018
Oshkosh Corp.	20,812	2,565,911
Otis Worldwide Corp.	126,377	11,722,731
Owens Corning	26,936	3,429,222
PACCAR, Inc.	168,950	16,624,680
Parker-Hannifin Corp.	41,157	31,807,364
Pentair PLC	52,637	5,597,945
Primoris Services Corp.	17,397	2,462,023
Quanta Services, Inc.	47,996	21,556,443
QXO, Inc. *	157,385	2,780,993
RBC Bearings, Inc. *	10,215	4,377,434
Regal Rexnord Corp.	21,589	3,041,674
Resideo Technologies, Inc. *	44,083	1,886,752
Rocket Lab Corp. *	136,677	8,607,917
Rockwell Automation, Inc.	36,214	13,339,789
RTX Corp.	430,490	76,842,465
Simpson Manufacturing Co., Inc.	13,349	2,356,099
SiteOne Landscape Supply, Inc. *	14,138	1,834,688
Snap-on, Inc.	16,770	5,627,174
SPX Technologies, Inc. *	15,563	3,484,400
StandardAero, Inc. *	43,914	1,268,675
Stanley Black & Decker, Inc.	49,235	3,334,194
Sterling Infrastructure, Inc. *	9,781	3,696,240
Symbotic, Inc. *	14,674	1,187,860
Textron, Inc.	56,614	4,574,977
Timken Co.	20,293	1,593,203
Toro Co.	32,150	2,402,570
Trane Technologies PLC	71,624	32,134,108
TransDigm Group, Inc.	18,152	23,752,074
Trex Co., Inc. *	33,153	1,601,953
UFP Industries, Inc.	18,578	1,711,591
United Rentals, Inc.	20,712	18,043,880
Valmont Industries, Inc.	6,318	2,612,051
Vertiv Holdings Co., Class A	123,018	23,725,251
Watsco, Inc.	11,333	4,170,657
Watts Water Technologies, Inc., Class A	8,665	2,362,079
WESCO International, Inc.	15,649	4,061,385
Westinghouse Air Brake Technologies Corp.	55,078	11,260,146
Woodward, Inc.	19,471	5,103,544
WW Grainger, Inc.	14,153	13,855,787
Xylem, Inc.	78,368	11,821,813
SECURITY	NUMBER OF SHARES	VALUE ($)
Zurn Elkay Water Solutions Corp.	47,777	2,250,774
		1,405,439,781

Commercial & Professional Services 1.1%
Amentum Holdings, Inc. *	49,366	1,106,292
Automatic Data Processing, Inc.	130,115	33,868,934
Booz Allen Hamilton Holding Corp., Class A	39,687	3,459,119
Broadridge Financial Solutions, Inc.	37,774	8,325,390
CACI International, Inc., Class A *	7,108	3,996,473
Casella Waste Systems, Inc., Class A *	19,029	1,685,399
Cintas Corp.	110,328	20,219,813
Clean Harbors, Inc. *	16,224	3,415,314
Copart, Inc. *	285,667	12,286,538
Dayforce, Inc. *	51,335	3,528,768
Equifax, Inc.	39,879	8,418,457
ExlService Holdings, Inc. *	51,627	2,018,616
FTI Consulting, Inc. *	10,226	1,687,392
Genpact Ltd.	50,135	1,912,650
Jacobs Solutions, Inc.	38,464	5,993,076
KBR, Inc.	42,568	1,823,613
Leidos Holdings, Inc.	41,326	7,871,363
MSA Safety, Inc.	11,776	1,849,185
Parsons Corp. *	17,003	1,413,629
Paychex, Inc.	104,136	12,187,036
Paycom Software, Inc.	15,941	2,982,402
Paylocity Holding Corp. *	14,139	1,997,416
RB Global, Inc.	59,795	5,932,860
Republic Services, Inc., Class A	65,367	13,612,024
Rollins, Inc.	89,865	5,177,123
SS&C Technologies Holdings, Inc.	67,642	5,744,159
Tetra Tech, Inc.	85,788	2,743,500
TransUnion	63,116	5,123,757
Veralto Corp.	79,811	7,875,749
Verisk Analytics, Inc., Class A	44,937	9,830,418
Waste Management, Inc.	119,195	23,811,585
		221,898,050

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	3,121,261	762,274,361
AutoNation, Inc. *	9,042	1,807,225
AutoZone, Inc. *	5,372	19,739,038
Bath & Body Works, Inc.	68,217	1,669,952
Best Buy Co., Inc.	62,722	5,151,985
Boot Barn Holdings, Inc. *	9,800	1,858,570
Burlington Stores, Inc. *	19,880	5,438,969
CarMax, Inc. *	47,445	1,988,420
Carvana Co., Class A *	44,472	13,632,447
Chewy, Inc., Class A *	71,739	2,419,039
Coupang, Inc., Class A *	434,446	13,889,239
Dick's Sporting Goods, Inc.	21,102	4,673,038
Dillard's, Inc., Class A	957	574,277
eBay, Inc.	147,265	11,974,117
Etsy, Inc. *	31,937	1,980,094
Five Below, Inc. *	17,732	2,788,712
Floor & Decor Holdings, Inc., Class A *	35,004	2,187,050
GameStop Corp., Class A *	132,496	2,953,336
Gap, Inc.	72,258	1,651,095
Genuine Parts Co.	44,672	5,687,192
Group 1 Automotive, Inc.	4,056	1,612,422
Home Depot, Inc.	319,980	121,461,208
Lithia Motors, Inc., Class A	8,419	2,644,240
LKQ Corp.	83,198	2,659,008
Lowe's Cos., Inc.	180,063	42,878,402
Murphy USA, Inc.	5,553	1,989,085
Ollie's Bargain Outlet Holdings, Inc. *	19,604	2,368,359
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	273,342	25,814,418
Penske Automotive Group, Inc.	5,885	942,012
Pool Corp.	10,566	2,821,756
Ross Stores, Inc.	105,275	16,730,303
TJX Cos., Inc.	358,795	50,281,531
Tractor Supply Co.	170,763	9,239,986
Ulta Beauty, Inc. *	14,471	7,523,183
Urban Outfitters, Inc. *	17,303	1,117,947
Wayfair, Inc., Class A *	33,802	3,498,845
Williams-Sonoma, Inc.	39,620	7,699,751
		1,165,620,612

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	47,684	3,886,246
DR Horton, Inc.	89,005	13,268,865
Garmin Ltd.	52,723	11,279,559
Hasbro, Inc.	41,786	3,188,690
Installed Building Products, Inc.	7,209	1,789,490
Lennar Corp., Class A	73,265	9,068,009
Lululemon Athletica, Inc. *	35,097	5,985,442
Mattel, Inc. *	99,602	1,830,685
Meritage Homes Corp.	22,145	1,496,116
Mohawk Industries, Inc. *	17,002	1,932,107
NIKE, Inc., Class B	382,068	24,677,772
NVR, Inc. *	923	6,655,587
PulteGroup, Inc.	63,531	7,615,461
Ralph Lauren Corp., Class A	12,440	3,976,570
SharkNinja, Inc. *	22,717	1,942,304
Somnigroup International, Inc.	67,210	5,332,441
Tapestry, Inc.	66,871	7,343,773
Taylor Morrison Home Corp., Class A *	32,191	1,907,961
Toll Brothers, Inc.	31,987	4,316,646
TopBuild Corp. *	8,989	3,797,673
VF Corp.	107,006	1,502,364
Whirlpool Corp.	17,651	1,264,341
		124,058,102

Consumer Services 1.9%
ADT, Inc.	165,904	1,466,591
Airbnb, Inc., Class A *	138,094	17,474,415
Aramark	84,923	3,216,883
Booking Holdings, Inc.	10,420	52,910,051
Boyd Gaming Corp.	19,549	1,522,281
Bright Horizons Family Solutions, Inc. *	18,573	2,028,729
Brinker International, Inc. *	14,311	1,555,033
Caesars Entertainment, Inc. *	66,825	1,343,182
Carnival Corp. *	349,489	10,075,768
Cava Group, Inc. *	32,068	1,723,014
Chipotle Mexican Grill, Inc., Class A *	431,763	13,682,569
Choice Hotels International, Inc.	6,658	618,928
Churchill Downs, Inc.	21,407	2,123,574
Darden Restaurants, Inc.	37,606	6,774,721
Domino's Pizza, Inc.	10,049	4,004,125
DoorDash, Inc., Class A *	119,234	30,329,553
DraftKings, Inc., Class A *	159,806	4,888,466
Duolingo, Inc. *	12,813	3,467,710
Dutch Bros, Inc., Class A *	40,853	2,268,976
Expedia Group, Inc.	38,076	8,376,720
Flutter Entertainment PLC *	56,656	13,177,619
Grand Canyon Education, Inc. *	8,898	1,675,493
H&R Block, Inc.	43,091	2,143,346
Hilton Worldwide Holdings, Inc.	75,672	19,444,677
Hyatt Hotels Corp., Class A	13,015	1,788,391
Las Vegas Sands Corp.	99,531	5,907,165
Life Time Group Holdings, Inc. *	48,702	1,204,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Light & Wonder, Inc. *	26,411	1,920,080
Marriott International, Inc., Class A	72,457	18,880,845
McDonald's Corp.	229,503	68,490,580
MGM Resorts International *	67,215	2,152,896
Norwegian Cruise Line Holdings Ltd. *	145,564	3,263,545
Planet Fitness, Inc., Class A *	27,546	2,498,147
Royal Caribbean Cruises Ltd.	81,322	23,325,589
Service Corp. International	45,200	3,774,652
Starbucks Corp.	366,208	29,615,241
Stride, Inc. *	13,855	942,694
Texas Roadhouse, Inc., Class A	21,093	3,450,393
Vail Resorts, Inc.	12,178	1,806,363
Viking Holdings Ltd. *	58,652	3,568,974
Wingstop, Inc.	9,110	1,973,499
Wyndham Hotels & Resorts, Inc.	24,367	1,789,269
Wynn Resorts Ltd.	27,186	3,234,862
Yum! Brands, Inc.	89,393	12,355,007
		398,235,016

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	127,657	2,258,252
BJ's Wholesale Club Holdings, Inc. *	42,118	3,717,335
Casey's General Stores, Inc.	11,981	6,148,529
Costco Wholesale Corp.	142,627	129,997,379
Dollar General Corp.	70,777	6,982,859
Dollar Tree, Inc. *	62,564	6,201,344
Kroger Co.	195,998	12,471,353
Maplebear, Inc. *	59,395	2,189,300
Performance Food Group Co. *	49,717	4,809,622
Sprouts Farmers Market, Inc. *	31,977	2,524,904
Sysco Corp.	153,601	11,409,482
Target Corp.	146,305	13,565,399
U.S. Foods Holding Corp. *	72,435	5,260,230
Walmart, Inc.	1,411,626	142,828,319
		350,364,307

Energy 2.8%
Antero Midstream Corp.	107,769	1,859,015
Antero Resources Corp. *	94,326	2,915,617
APA Corp.	114,689	2,597,706
Baker Hughes Co., Class A	317,639	15,376,904
Cheniere Energy, Inc.	70,765	15,002,180
Chevron Corp.	618,957	97,621,898
Chord Energy Corp.	18,708	1,697,190
ConocoPhillips	401,094	35,641,213
Coterra Energy, Inc.	244,328	5,780,800
Devon Energy Corp.	204,124	6,631,989
Diamondback Energy, Inc.	60,469	8,658,556
DT Midstream, Inc.	32,724	3,582,951
EOG Resources, Inc.	175,651	18,590,902
EQT Corp.	201,042	10,771,830
Expand Energy Corp.	76,695	7,923,360
Exxon Mobil Corp.	1,371,109	156,800,025
Halliburton Co.	273,913	7,351,825
HF Sinclair Corp.	50,726	2,617,462
Kinder Morgan, Inc.	630,189	16,504,650
Marathon Petroleum Corp.	97,906	19,082,858
Matador Resources Co.	38,552	1,521,262
Occidental Petroleum Corp.	231,376	9,532,691
ONEOK, Inc.	202,307	13,554,569
Ovintiv, Inc.	83,417	3,128,972
Permian Resources Corp., Class A	225,220	2,828,763
Phillips 66	130,175	17,722,025
Range Resources Corp.	74,980	2,665,539
SLB Ltd.	480,240	17,317,454
Targa Resources Corp.	69,339	10,680,980
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TechnipFMC PLC	132,573	5,481,894
Texas Pacific Land Corp.	6,126	5,779,146
Valero Energy Corp.	100,011	16,957,865
Venture Global, Inc., Class A	147,754	1,266,252
Viper Energy, Inc., Class A	53,881	2,023,770
Williams Cos., Inc.	391,883	22,678,269
		570,148,382

Equity Real Estate Investment Trusts (REITs) 1.9%
Agree Realty Corp.	35,708	2,607,041
Alexandria Real Estate Equities, Inc.	49,794	2,899,007
American Healthcare REIT, Inc.	54,705	2,479,231
American Homes 4 Rent, Class A	102,700	3,245,320
American Tower Corp.	150,384	26,915,728
AvalonBay Communities, Inc.	45,790	7,963,797
Brixmor Property Group, Inc.	98,553	2,578,146
BXP, Inc.	47,347	3,370,633
Camden Property Trust	34,508	3,432,856
CareTrust REIT, Inc.	70,850	2,454,953
Crown Castle, Inc.	140,521	12,677,805
CubeSmart	72,575	2,733,900
Digital Realty Trust, Inc.	102,957	17,544,902
EastGroup Properties, Inc.	16,995	2,966,137
Equinix, Inc.	31,527	26,672,157
Equity LifeStyle Properties, Inc.	62,569	3,819,837
Equity Residential	111,379	6,620,368
Essential Properties Realty Trust, Inc.	65,011	1,942,529
Essex Property Trust, Inc.	20,913	5,265,266
Extra Space Storage, Inc.	68,312	9,122,384
Federal Realty Investment Trust	25,288	2,432,453
First Industrial Realty Trust, Inc.	42,795	2,365,708
Gaming & Leisure Properties, Inc.	90,335	4,034,361
Healthcare Realty Trust, Inc., Class A	113,306	2,007,782
Healthpeak Properties, Inc.	222,403	3,992,134
Host Hotels & Resorts, Inc.	204,875	3,282,098
Invitation Homes, Inc.	181,974	5,122,568
Iron Mountain, Inc.	94,885	9,768,411
Kimco Realty Corp.	219,446	4,533,754
Lamar Advertising Co., Class A	28,236	3,348,507
Lineage, Inc.	19,172	755,377
Mid-America Apartment Communities, Inc.	37,245	4,775,926
Millrose Properties, Inc., Class A	40,099	1,291,589
NNN REIT, Inc.	60,552	2,449,934
Omega Healthcare Investors, Inc.	94,685	3,979,611
Prologis, Inc.	298,137	36,995,820
Public Storage	50,852	14,165,333
Realty Income Corp.	294,756	17,089,953
Regency Centers Corp.	51,641	3,560,647
Rexford Industrial Realty, Inc.	74,996	3,098,835
Ryman Hospitality Properties, Inc.	19,484	1,693,354
SBA Communications Corp., Class A	34,623	6,629,612
Simon Property Group, Inc.	105,121	18,476,067
STAG Industrial, Inc.	57,640	2,205,883
Sun Communities, Inc.	37,895	4,797,507
Terreno Realty Corp.	33,832	1,932,822
UDR, Inc.	97,969	3,300,576
Ventas, Inc.	145,791	10,757,918
VICI Properties, Inc., Class A	344,677	10,336,863
Vornado Realty Trust	51,931	1,970,262
Welltower, Inc.	214,928	38,910,565
Weyerhaeuser Co.	232,775	5,353,825
WP Carey, Inc.	71,057	4,689,762
		387,417,814

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.7%
Affiliated Managers Group, Inc.	9,156	2,178,762
Affirm Holdings, Inc. *	90,759	6,523,757
AGNC Investment Corp.	333,292	3,332,920
Ally Financial, Inc.	91,399	3,561,819
American Express Co.	174,497	62,946,303
Ameriprise Financial, Inc.	30,386	13,757,869
Annaly Capital Management, Inc.	206,794	4,377,829
Apollo Global Management, Inc.	147,785	18,371,153
ARES Management Corp., Class A	66,109	9,831,069
Bank of New York Mellon Corp.	226,379	24,433,085
Berkshire Hathaway, Inc., Class B *	589,750	281,629,215
Blackrock, Inc.	46,316	50,151,428
Blackstone, Inc.	237,008	34,754,853
Block, Inc. *	176,974	13,439,406
Blue Owl Capital, Inc., Class A	199,231	3,141,873
Capital One Financial Corp.	205,464	45,200,025
Carlyle Group, Inc.	83,913	4,474,241
Cboe Global Markets, Inc.	33,723	8,283,718
Charles Schwab Corp. (b)	545,414	51,552,531
CME Group, Inc.	115,771	30,736,043
Coinbase Global, Inc., Class A *	72,853	25,045,404
Corebridge Financial, Inc.	87,795	2,858,605
Corpay, Inc. *	22,634	5,892,762
Credit Acceptance Corp. *	1,984	887,523
Enact Holdings, Inc.	9,991	356,879
Equitable Holdings, Inc.	96,813	4,782,562
Essent Group Ltd.	31,597	1,913,830
Evercore, Inc., Class A	12,415	3,656,962
FactSet Research Systems, Inc.	12,092	3,226,146
Fidelity National Information Services, Inc.	168,315	10,523,054
FirstCash Holdings, Inc.	12,765	2,023,253
Fiserv, Inc. *	175,121	11,678,819
Franklin Resources, Inc.	99,212	2,243,183
Global Payments, Inc.	78,041	6,068,468
Goldman Sachs Group, Inc.	97,359	76,852,274
Hamilton Lane, Inc., Class A	13,029	1,484,785
Houlihan Lokey, Inc., Class A	17,512	3,136,049
Interactive Brokers Group, Inc., Class A	143,448	10,093,001
Intercontinental Exchange, Inc.	183,867	26,897,903
Invesco Ltd.	142,368	3,374,122
Jack Henry & Associates, Inc.	23,621	3,518,112
Jackson Financial, Inc., Class A	22,362	2,254,313
Janus Henderson Group PLC	39,124	1,704,241
Jefferies Financial Group, Inc.	53,200	2,810,556
KKR & Co., Inc.	221,017	26,152,942
Lazard, Inc.	34,874	1,701,851
LPL Financial Holdings, Inc.	25,627	9,669,323
MarketAxess Holdings, Inc.	11,837	1,894,630
Mastercard, Inc., Class A	265,488	146,546,721
MGIC Investment Corp.	73,644	2,019,318
Moelis & Co., Class A	23,828	1,509,027
Moody's Corp.	49,687	23,864,666
Morgan Stanley	390,184	63,990,176
Morningstar, Inc.	7,803	1,656,577
MSCI, Inc., Class A	24,900	14,654,895
Nasdaq, Inc.	146,192	12,497,954
Northern Trust Corp.	61,630	7,929,932
OneMain Holdings, Inc.	37,750	2,234,423
PayPal Holdings, Inc. *	307,769	21,319,159
PennyMac Financial Services, Inc.	9,275	1,166,888
Piper Sandler Cos.	5,357	1,710,276
Raymond James Financial, Inc.	57,207	9,077,035
Rithm Capital Corp.	170,210	1,867,204
Robinhood Markets, Inc., Class A *	248,555	36,482,903
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rocket Cos., Inc., Class A	310,835	5,178,511
S&P Global, Inc.	100,452	48,941,219
SEI Investments Co.	30,059	2,423,056
Shift4 Payments, Inc., Class A *	21,575	1,490,833
SLM Corp.	67,287	1,806,656
SoFi Technologies, Inc. *	386,534	11,472,329
Starwood Property Trust, Inc.	108,325	1,969,349
State Street Corp.	91,477	10,580,230
Stifel Financial Corp.	32,549	3,854,778
StoneX Group, Inc. *	14,982	1,377,145
Synchrony Financial	119,769	8,908,418
T. Rowe Price Group, Inc.	70,692	7,248,051
Toast, Inc., Class A *	149,477	5,402,099
TPG, Inc.	40,067	2,205,288
Tradeweb Markets, Inc., Class A	37,360	3,937,370
Upstart Holdings, Inc. *	27,252	1,295,015
Visa, Inc., Class A	546,316	186,151,714
Voya Financial, Inc.	30,676	2,284,135
WEX, Inc. *	10,839	1,581,193
		1,582,013,994

Food, Beverage & Tobacco 1.9%
Altria Group, Inc.	540,916	30,496,844
Archer-Daniels-Midland Co.	153,999	9,321,560
Brown-Forman Corp., Class B	56,568	1,540,347
Bunge Global SA	45,020	4,258,892
Cal-Maine Foods, Inc.	14,578	1,279,948
Campbell's Co.	64,545	1,944,741
Celsius Holdings, Inc. *	50,653	3,050,830
Coca-Cola Co.	1,245,697	85,828,523
Coca-Cola Consolidated, Inc.	19,220	2,505,904
Conagra Brands, Inc.	154,301	2,652,434
Constellation Brands, Inc., Class A	45,968	6,039,276
General Mills, Inc.	171,565	7,996,645
Hershey Co.	47,656	8,083,887
Hormel Foods Corp.	93,138	2,010,849
Ingredion, Inc.	20,986	2,421,994
J.M. Smucker Co.	34,892	3,613,067
Kellanova	86,452	7,180,703
Keurig Dr. Pepper, Inc.	437,701	11,887,959
Kraft Heinz Co.	274,273	6,782,771
Lamb Weston Holdings, Inc.	44,780	2,764,269
McCormick & Co., Inc. - Non Voting Shares	80,519	5,166,099
Molson Coors Beverage Co., Class B	53,776	2,351,087
Mondelez International, Inc., Class A	416,657	23,941,111
Monster Beverage Corp. *	228,765	15,288,365
PepsiCo, Inc.	440,236	64,314,077
Philip Morris International, Inc.	500,617	72,254,052
Pilgrim's Pride Corp.	13,039	496,786
Post Holdings, Inc. *	15,653	1,626,816
Primo Brands Corp.	81,452	1,789,501
Smithfield Foods, Inc.	7,132	158,045
Tyson Foods, Inc., Class A	91,295	4,693,476
		393,740,858

Health Care Equipment & Services 3.6%
Abbott Laboratories	559,751	69,196,419
Align Technology, Inc. *	21,522	2,967,453
Baxter International, Inc.	163,246	3,015,154
Becton Dickinson & Co.	92,319	16,498,328
Boston Scientific Corp. *	476,078	47,950,576
Cardinal Health, Inc.	76,979	14,685,284
Cencora, Inc.	62,403	21,080,357
Centene Corp. *	150,071	5,308,011
Chemed Corp.	4,666	2,012,446
SECURITY	NUMBER OF SHARES	VALUE ($)
Cigna Group	85,898	20,994,330
Cooper Cos., Inc. *	64,229	4,490,249
CVS Health Corp.	408,434	31,919,117
DaVita, Inc. *	11,409	1,357,899
Dexcom, Inc. *	125,759	7,321,689
Doximity, Inc., Class A *	43,881	2,896,146
Edwards Lifesciences Corp. *	188,940	15,578,103
Elevance Health, Inc.	72,480	22,990,656
Encompass Health Corp.	32,070	3,651,170
Ensign Group, Inc.	18,496	3,331,130
GE HealthCare Technologies, Inc.	147,015	11,018,774
Glaukos Corp. *	18,780	1,653,955
Globus Medical, Inc., Class A *	35,541	2,146,321
Guardant Health, Inc. *	40,160	3,735,683
HCA Healthcare, Inc.	52,716	24,232,491
HealthEquity, Inc. *	28,099	2,657,603
Henry Schein, Inc. *	32,980	2,084,336
Hims & Hers Health, Inc. *	66,561	3,025,863
Hologic, Inc. *	70,604	5,218,342
Humana, Inc.	38,716	10,770,404
IDEXX Laboratories, Inc. *	25,768	16,221,214
Insulet Corp. *	22,742	7,118,473
Intuitive Surgical, Inc. *	115,401	61,656,446
iRhythm Technologies, Inc. *	10,338	1,936,307
Labcorp Holdings, Inc.	26,662	6,771,082
Masimo Corp. *	14,339	2,016,780
McKesson Corp.	39,939	32,404,108
Medtronic PLC	411,589	37,331,122
Merit Medical Systems, Inc. *	18,622	1,630,170
Molina Healthcare, Inc. *	17,682	2,706,407
Penumbra, Inc. *	12,511	2,844,626
Quest Diagnostics, Inc.	35,728	6,286,342
RadNet, Inc. *	22,148	1,683,027
ResMed, Inc.	47,133	11,636,195
Solventum Corp. *	47,377	3,270,908
STERIS PLC	31,807	7,496,910
Stryker Corp.	110,735	39,448,236
Teleflex, Inc.	14,258	1,774,693
Tenet Healthcare Corp. *	28,385	5,861,219
UnitedHealth Group, Inc.	291,275	99,487,889
Universal Health Services, Inc., Class B	18,164	3,941,770
Veeva Systems, Inc., Class A *	48,393	14,092,042
Waystar Holding Corp. *	37,041	1,327,920
Zimmer Biomet Holdings, Inc.	63,717	6,407,382
		739,139,557

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	78,210	6,858,235
Clorox Co.	39,248	4,413,830
Colgate-Palmolive Co.	259,958	20,029,764
elf Beauty, Inc. *	19,287	2,355,714
Estee Lauder Cos., Inc., Class A	75,128	7,264,126
Kenvue, Inc.	618,470	8,887,414
Kimberly-Clark Corp.	106,822	12,787,662
Procter & Gamble Co.	753,333	113,278,683
		175,875,428

Insurance 1.8%
Aflac, Inc.	155,106	16,625,812
Allstate Corp.	84,914	16,262,729
American Financial Group, Inc.	22,272	2,932,777
American International Group, Inc.	178,580	14,100,677
Aon PLC, Class A	69,440	23,656,819
Arch Capital Group Ltd.	119,641	10,326,215
Arthur J Gallagher & Co.	82,561	20,598,144
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Assurant, Inc.	16,273	3,445,320
Axis Capital Holdings Ltd.	25,225	2,362,573
Brown & Brown, Inc.	94,315	7,520,678
Chubb Ltd.	119,421	33,072,452
Cincinnati Financial Corp.	50,368	7,786,389
CNA Financial Corp.	6,753	300,846
Erie Indemnity Co., Class A	8,119	2,375,944
Everest Group Ltd.	13,483	4,240,673
Fidelity National Financial, Inc.	82,328	4,547,799
First American Financial Corp.	32,652	2,041,077
Globe Life, Inc.	26,010	3,420,575
Hanover Insurance Group, Inc.	11,702	1,999,638
Hartford Insurance Group, Inc.	90,611	11,252,074
Kinsale Capital Group, Inc.	7,207	2,878,980
Lincoln National Corp.	53,945	2,265,690
Loews Corp.	54,723	5,448,222
Markel Group, Inc. *	4,077	8,050,159
Marsh & McLennan Cos., Inc.	158,248	28,191,881
MetLife, Inc.	179,791	14,350,918
Old Republic International Corp.	72,800	2,872,688
Primerica, Inc.	10,616	2,758,780
Principal Financial Group, Inc.	65,174	5,477,223
Progressive Corp.	188,359	38,801,954
Prudential Financial, Inc.	113,325	11,785,800
Reinsurance Group of America, Inc.	21,350	3,895,521
RenaissanceRe Holdings Ltd.	15,138	3,846,414
RLI Corp.	29,310	1,728,118
Ryan Specialty Holdings, Inc., Class A	36,659	2,008,913
Travelers Cos., Inc.	72,533	19,483,814
Unum Group	50,489	3,706,902
W.R. Berkley Corp.	96,497	6,884,096
Willis Towers Watson PLC	31,448	9,846,369
		363,151,653

Materials 2.0%
Air Products & Chemicals, Inc.	71,693	17,392,005
Albemarle Corp.	37,918	3,724,685
Alcoa Corp.	81,367	2,993,492
Amcor PLC	743,935	5,877,086
Amrize Ltd. *	165,512	8,580,142
Anglogold Ashanti PLC	136,880	9,307,840
AptarGroup, Inc.	21,345	2,476,233
Avery Dennison Corp.	24,889	4,352,837
Axalta Coating Systems Ltd. *	70,587	2,009,612
Balchem Corp.	10,157	1,557,982
Ball Corp.	87,663	4,120,161
Celanese Corp., Class A	35,470	1,363,467
CF Industries Holdings, Inc.	51,709	4,306,843
Cleveland-Cliffs, Inc. *	183,219	2,277,412
Coeur Mining, Inc. *	206,987	3,553,967
Commercial Metals Co.	36,121	2,144,143
Corteva, Inc.	218,808	13,443,564
CRH PLC	216,501	25,785,269
Crown Holdings, Inc.	36,271	3,524,816
Dow, Inc.	227,738	5,431,551
DuPont de Nemours, Inc.	134,941	11,017,933
Eagle Materials, Inc.	10,561	2,242,312
Eastman Chemical Co.	37,642	2,240,452
Ecolab, Inc.	82,277	21,095,823
Element Solutions, Inc.	69,683	1,861,930
Freeport-McMoRan, Inc.	462,662	19,293,005
Graphic Packaging Holding Co.	97,603	1,560,672
Hecla Mining Co.	212,979	2,741,040
International Flavors & Fragrances, Inc.	81,893	5,156,802
International Paper Co.	169,855	6,563,197
Linde PLC	150,757	63,061,653
SECURITY	NUMBER OF SHARES	VALUE ($)
Louisiana-Pacific Corp.	20,450	1,781,400
LyondellBasell Industries NV, Class A	82,135	3,812,707
Martin Marietta Materials, Inc.	19,365	11,872,681
Mosaic Co.	103,329	2,836,381
MP Materials Corp. *	43,429	2,739,936
NewMarket Corp.	2,590	1,988,861
Newmont Corp.	353,829	28,649,534
Nucor Corp.	73,829	11,078,041
Packaging Corp. of America	28,603	5,599,323
PPG Industries, Inc.	72,539	7,090,687
Reliance, Inc.	16,754	4,731,832
Royal Gold, Inc.	26,017	4,547,511
RPM International, Inc.	41,229	4,505,505
Sherwin-Williams Co.	74,688	25,762,879
Smurfit WestRock PLC	167,516	6,184,691
Solstice Advanced Materials, Inc. *	51,099	2,303,032
Steel Dynamics, Inc.	44,228	6,934,950
Vulcan Materials Co.	42,439	12,286,090
Westlake Corp.	10,192	701,312
		406,465,279

Media & Entertainment 8.8%
Alphabet, Inc., Class A	1,870,813	526,053,908
Alphabet, Inc., Class C	1,501,861	423,254,467
Charter Communications, Inc., Class A *	29,911	6,994,388
Comcast Corp., Class A	1,185,550	32,999,784
EchoStar Corp., Class A *	43,274	3,239,924
Electronic Arts, Inc.	72,586	14,521,555
Fox Corp., Class A	110,847	7,166,259
Interpublic Group of Cos., Inc.	117,950	3,026,597
Liberty Broadband Corp., Class C *	38,026	2,046,559
Liberty Media Corp.-Liberty Formula One, Class C *	71,639	7,153,154
Liberty Media Corp.-Liberty Live, Class C *	16,272	1,471,152
Live Nation Entertainment, Inc. *	50,753	7,589,096
Match Group, Inc.	75,548	2,443,222
Meta Platforms, Inc., Class A	697,563	452,264,971
Netflix, Inc. *	136,661	152,904,527
New York Times Co., Class A	50,865	2,898,796
News Corp., Class A	165,622	4,388,983
Nexstar Media Group, Inc., Class A	9,077	1,776,641
Omnicom Group, Inc.	62,280	4,672,246
Paramount Skydance Corp., Class B	100,910	1,553,005
Pinterest, Inc., Class A *	192,390	6,368,109
Reddit, Inc., Class A *	39,879	8,332,717
ROBLOX Corp., Class A *	207,804	23,631,471
Roku, Inc. *	41,478	4,402,060
Sirius XM Holdings, Inc.	60,640	1,315,282
Snap, Inc., Class A *	349,378	2,725,148
Take-Two Interactive Software, Inc. *	55,854	14,319,290
TKO Group Holdings, Inc.	21,973	4,139,713
Trade Desk, Inc., Class A *	143,555	7,217,946
Walt Disney Co.	578,236	65,120,938
Warner Bros Discovery, Inc. *	796,901	17,890,428
		1,813,882,336

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	568,145	123,878,336
Agilent Technologies, Inc.	91,558	13,400,429
Alnylam Pharmaceuticals, Inc. *	42,231	19,259,025
Amgen, Inc.	173,143	51,671,065
Avantor, Inc. *	221,897	2,622,823
Avidity Biosciences, Inc. *	43,494	3,038,056
Axsome Therapeutics, Inc. *	13,552	1,829,384
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Biogen, Inc. *	46,900	7,235,263
BioMarin Pharmaceutical, Inc. *	61,704	3,305,483
Bio-Rad Laboratories, Inc., Class A *	5,849	1,869,048
Bio-Techne Corp.	50,514	3,160,661
Bridgebio Pharma, Inc. *	54,322	3,402,730
Bristol-Myers Squibb Co.	653,489	30,106,238
Charles River Laboratories International, Inc. *	15,857	2,855,370
Corcept Therapeutics, Inc. *	30,200	2,218,794
Cytokinetics, Inc. *	38,382	2,440,711
Danaher Corp.	204,788	44,107,239
Elanco Animal Health, Inc. *	161,938	3,586,927
Eli Lilly & Co.	255,689	220,623,811
Exact Sciences Corp. *	60,219	3,895,567
Exelixis, Inc. *	86,081	3,328,752
Gilead Sciences, Inc.	399,012	47,797,647
Halozyme Therapeutics, Inc. *	37,648	2,454,273
Illumina, Inc. *	49,509	6,116,342
Incyte Corp. *	52,673	4,923,872
Insmed, Inc. *	68,112	12,914,035
Ionis Pharmaceuticals, Inc. *	51,551	3,830,239
IQVIA Holdings, Inc. *	54,758	11,852,917
Jazz Pharmaceuticals PLC *	19,849	2,732,016
Johnson & Johnson	774,549	146,289,070
Madrigal Pharmaceuticals, Inc. *	5,889	2,466,902
Medpace Holdings, Inc. *	7,152	4,183,276
Merck & Co., Inc.	803,315	69,069,024
Mettler-Toledo International, Inc. *	6,650	9,418,329
Moderna, Inc. *	110,385	2,998,057
Natera, Inc. *	44,077	8,768,238
Neurocrine Biosciences, Inc. *	31,790	4,552,646
Nuvalent, Inc., Class A *	15,168	1,506,486
Pfizer, Inc.	1,827,236	45,041,367
Regeneron Pharmaceuticals, Inc.	32,816	21,389,469
Repligen Corp. *	17,121	2,552,056
Revolution Medicines, Inc. *	57,345	3,374,180
Revvity, Inc.	37,387	3,499,049
Rhythm Pharmaceuticals, Inc. *	19,470	2,214,907
Roivant Sciences Ltd. *	141,227	2,823,128
Royalty Pharma PLC, Class A	122,532	4,599,851
Summit Therapeutics, Inc. *(a)	45,071	852,293
Tempus AI, Inc. *	32,067	2,881,220
Thermo Fisher Scientific, Inc.	121,439	68,903,274
United Therapeutics Corp. *	14,551	6,481,452
Vertex Pharmaceuticals, Inc. *	82,338	35,040,583
Viatris, Inc.	372,727	3,861,452
Waters Corp. *	19,063	6,664,425
West Pharmaceutical Services, Inc.	23,033	6,496,918
Zoetis, Inc.	142,742	20,567,695
		1,126,952,400

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	94,357	14,382,838
CoStar Group, Inc. *	136,515	9,393,597
Jones Lang LaSalle, Inc. *	15,177	4,630,351
Zillow Group, Inc., Class C *	56,281	4,219,949
		32,626,735

Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices, Inc. *	521,925	133,675,431
Allegro MicroSystems, Inc. *	39,941	1,195,035
Amkor Technology, Inc.	37,312	1,204,431
Analog Devices, Inc.	159,439	37,329,453
Applied Materials, Inc.	258,083	60,159,147
Astera Labs, Inc. *	41,756	7,795,010
Broadcom, Inc.	1,512,690	559,135,605
SECURITY	NUMBER OF SHARES	VALUE ($)
Cirrus Logic, Inc. *	16,446	2,181,562
Credo Technology Group Holding Ltd. *	48,644	9,126,587
Enphase Energy, Inc. *	40,748	1,243,221
Entegris, Inc.	49,191	4,504,420
First Solar, Inc. *	34,472	9,201,956
GLOBALFOUNDRIES, Inc. *	33,807	1,203,529
Impinj, Inc. *	8,336	1,685,206
Intel Corp. *	1,407,399	56,281,886
KLA Corp.	42,422	51,277,168
Lam Research Corp.	407,038	64,092,204
Lattice Semiconductor Corp. *	43,609	3,181,713
MACOM Technology Solutions Holdings, Inc. *	20,630	3,055,922
Marvell Technology, Inc.	277,763	26,037,504
Microchip Technology, Inc.	173,894	10,854,463
Micron Technology, Inc.	359,923	80,539,970
MKS, Inc.	21,823	3,136,183
Monolithic Power Systems, Inc.	15,418	15,495,090
NVIDIA Corp.	7,847,318	1,589,003,422
NXP Semiconductors NV	81,326	17,006,893
ON Semiconductor Corp. *	131,700	6,595,536
Qorvo, Inc. *	27,194	2,581,254
QUALCOMM, Inc.	346,814	62,738,653
Rambus, Inc. *	34,613	3,559,601
Semtech Corp. *	27,900	1,893,294
SiTime Corp. *	7,032	2,036,748
Skyworks Solutions, Inc.	47,741	3,710,431
Teradyne, Inc.	51,236	9,312,655
Texas Instruments, Inc.	292,291	47,193,305
Universal Display Corp.	14,402	2,121,127
		2,891,345,615

Software & Services 12.2%
Accenture PLC, Class A	200,138	50,054,514
ACI Worldwide, Inc. *	33,990	1,618,944
Adobe, Inc. *	136,307	46,386,635
Akamai Technologies, Inc. *	45,741	3,435,149
Amdocs Ltd.	36,266	3,055,773
Appfolio, Inc., Class A *	7,137	1,815,867
AppLovin Corp., Class A *	87,038	55,471,929
Atlassian Corp., Class A *	52,969	8,974,008
Aurora Innovation, Inc. *	368,809	1,932,559
Autodesk, Inc. *	68,881	20,756,601
Bentley Systems, Inc., Class B	47,981	2,438,874
Bill Holdings, Inc. *	30,358	1,507,578
Cadence Design Systems, Inc. *	87,763	29,724,450
CCC Intelligent Solutions Holdings, Inc. *	176,031	1,534,990
Circle Internet Group, Inc. *(a)	17,176	2,181,008
Clearwater Analytics Holdings, Inc., Class A *	92,039	1,694,438
Cloudflare, Inc., Class A *	100,401	25,431,573
Cognizant Technology Solutions Corp., Class A	157,198	11,456,590
Commvault Systems, Inc. *	13,902	1,935,436
Confluent, Inc., Class A *	93,717	2,190,166
CoreWeave, Inc., Class A *	70,418	9,415,591
Crowdstrike Holdings, Inc., Class A *	80,080	43,484,241
Datadog, Inc., Class A *	103,740	16,889,909
Docusign, Inc., Class A *	64,885	4,745,689
Dropbox, Inc., Class A *	59,176	1,716,104
D-Wave Quantum, Inc. *	109,130	4,044,358
Dynatrace, Inc. *	96,131	4,861,345
Elastic NV *	28,783	2,568,019
EPAM Systems, Inc. *	17,902	2,927,693
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fair Isaac Corp. *	7,729	12,826,507
Figma, Inc., Class A *(a)	11,871	591,651
Fortinet, Inc. *	209,669	18,121,692
Gartner, Inc. *	24,373	6,052,791
Gen Digital, Inc.	180,528	4,758,718
Gitlab, Inc., Class A *	44,400	2,164,500
GoDaddy, Inc., Class A *	44,548	5,930,675
Guidewire Software, Inc. *	27,042	6,318,093
HubSpot, Inc. *	16,950	8,338,044
Informatica, Inc., Class A *	35,080	872,440
InterDigital, Inc.	8,315	3,009,697
International Business Machines Corp.	299,587	92,096,040
Intuit, Inc.	89,707	59,883,908
Kyndryl Holdings, Inc. *	75,092	2,171,661
Life360, Inc. *	24,992	2,466,960
Manhattan Associates, Inc. *	19,477	3,546,177
MARA Holdings, Inc. *	119,164	2,177,126
Microsoft Corp.	2,390,591	1,237,871,926
MongoDB, Inc., Class A *	26,226	9,436,639
Nutanix, Inc., Class A *	86,254	6,144,735
Okta, Inc. *	53,361	4,884,132
Oracle Corp.	532,978	139,965,353
Palantir Technologies, Inc., Class A *	731,429	146,629,572
Palo Alto Networks, Inc. *	215,033	47,358,868
Pegasystems, Inc.	28,860	1,836,939
Procore Technologies, Inc. *	37,145	2,742,044
PTC, Inc. *	38,464	7,636,643
Roper Technologies, Inc.	34,660	15,463,559
Rubrik, Inc., Class A *	42,913	3,230,062
SailPoint, Inc. *	23,111	501,046
Salesforce, Inc.	307,460	80,065,659
Samsara, Inc., Class A *	96,415	3,872,991
SentinelOne, Inc., Class A *	104,082	1,857,864
ServiceNow, Inc. *	66,874	61,475,931
ServiceTitan, Inc., Class A *	17,637	1,664,227
Snowflake, Inc., Class A *	107,463	29,539,429
SoundHound AI, Inc., Class A *	120,860	2,129,553
Strategy, Inc., Class A *	85,023	22,914,549
Synopsys, Inc. *	59,611	27,052,664
Twilio, Inc., Class A *	49,740	6,708,931
Tyler Technologies, Inc. *	13,863	6,602,392
UiPath, Inc., Class A *	131,824	2,090,729
Unity Software, Inc. *	108,864	4,125,946
Varonis Systems, Inc., Class B *	36,538	1,287,234
VeriSign, Inc.	26,929	6,457,574
Workday, Inc., Class A *	69,507	16,676,119
Zoom Communications, Inc. *	83,837	7,313,102
Zscaler, Inc. *	32,088	10,625,620
		2,511,738,743

Technology Hardware & Equipment 8.6%
Advanced Energy Industries, Inc.	12,054	2,443,707
Amphenol Corp., Class A	392,895	54,745,989
Apple, Inc.	4,772,838	1,290,432,210
Arista Networks, Inc. *	331,320	52,245,851
Arrow Electronics, Inc. *	16,003	1,785,135
Badger Meter, Inc.	9,639	1,739,358
Belden, Inc.	12,798	1,559,436
CDW Corp.	42,229	6,730,036
Ciena Corp. *	45,465	8,634,713
Cisco Systems, Inc.	1,273,294	93,090,524
Cognex Corp.	54,624	2,260,887
Coherent Corp. *	49,998	6,597,736
Corning, Inc.	250,222	22,289,776
Dell Technologies, Inc., Class C	97,734	15,833,885
F5, Inc. *	18,205	4,606,775
SECURITY	NUMBER OF SHARES	VALUE ($)
Fabrinet *	11,551	5,089,024
Flex Ltd. *	121,319	7,584,864
Hewlett Packard Enterprise Co.	420,822	10,276,473
HP, Inc.	302,749	8,377,065
IonQ, Inc. *	95,604	5,963,778
Itron, Inc. *	14,805	1,485,386
Jabil, Inc.	34,601	7,643,015
Keysight Technologies, Inc. *	55,496	10,153,548
Littelfuse, Inc.	7,881	1,917,526
Lumentum Holdings, Inc. *	22,495	4,534,092
Mirion Technologies, Inc., Class A *	77,087	2,264,045
Motorola Solutions, Inc.	53,491	21,755,325
NetApp, Inc.	64,442	7,589,979
Pure Storage, Inc., Class A *	99,998	9,869,803
Sandisk Corp. *	44,712	8,912,443
Sanmina Corp. *	17,202	2,357,534
Seagate Technology Holdings PLC	68,522	17,533,409
Super Micro Computer, Inc. *	161,513	8,392,216
TD SYNNEX Corp.	24,774	3,876,883
TE Connectivity PLC	95,246	23,526,714
Teledyne Technologies, Inc. *	14,979	7,891,237
Trimble, Inc. *	76,731	6,119,297
Ubiquiti, Inc.	1,380	1,086,308
Vontier Corp.	46,491	1,789,904
Western Digital Corp.	111,776	16,789,873
Zebra Technologies Corp., Class A *	16,440	4,426,470
		1,772,202,229

Telecommunication Services 0.7%
AST SpaceMobile, Inc. *	75,430	6,053,258
AT&T, Inc.	2,299,645	56,916,214
Frontier Communications Parent, Inc. *	80,450	3,037,792
GCI Liberty, Inc. *(c)	32,171	0
T-Mobile U.S., Inc.	155,878	32,742,174
Verizon Communications, Inc.	1,356,018	53,888,155
		152,637,593

Transportation 1.3%
Alaska Air Group, Inc. *	36,813	1,536,206
American Airlines Group, Inc. *	214,308	2,813,864
Avis Budget Group, Inc. *	5,429	738,724
CH Robinson Worldwide, Inc.	38,037	5,857,318
CSX Corp.	600,124	21,616,466
Delta Air Lines, Inc.	208,734	11,977,157
Expeditors International of Washington, Inc.	43,716	5,328,980
FedEx Corp.	69,841	17,727,043
GXO Logistics, Inc. *	35,623	2,002,369
JB Hunt Transport Services, Inc.	24,487	4,134,875
Joby Aviation, Inc. *	168,182	2,916,276
Knight-Swift Transportation Holdings, Inc.	51,247	2,312,265
Lyft, Inc., Class A *	127,980	2,618,471
Norfolk Southern Corp.	72,221	20,465,987
Old Dominion Freight Line, Inc.	59,575	8,365,522
Ryder System, Inc.	13,003	2,200,498
Saia, Inc. *	8,642	2,527,785
Southwest Airlines Co.	169,161	5,125,578
Uber Technologies, Inc. *	670,666	64,719,269
U-Haul Holding Co., Non Voting Shares	32,569	1,579,271
Union Pacific Corp.	190,909	42,070,616
United Airlines Holdings, Inc. *	104,233	9,802,071
United Parcel Service, Inc., Class B	237,044	22,855,782
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
XPO, Inc. *	37,931	5,457,133
		266,749,526

Utilities 2.3%
AES Corp.	231,207	3,206,841
Alliant Energy Corp.	81,410	5,439,816
Ameren Corp.	86,927	8,868,293
American Electric Power Co., Inc.	172,198	20,708,531
American Water Works Co., Inc.	62,811	8,066,817
Atmos Energy Corp.	51,154	8,784,165
CenterPoint Energy, Inc.	210,081	8,033,497
CMS Energy Corp.	96,157	7,072,347
Consolidated Edison, Inc.	116,173	11,316,412
Constellation Energy Corp.	100,376	37,841,752
Dominion Energy, Inc.	274,892	16,133,411
DTE Energy Co.	66,763	9,049,057
Duke Energy Corp.	250,456	31,131,681
Edison International	123,865	6,859,644
Entergy Corp.	143,818	13,819,472
Essential Utilities, Inc.	89,994	3,512,466
Evergy, Inc.	74,630	5,732,330
Eversource Energy	119,386	8,811,881
Exelon Corp.	325,260	15,000,991
FirstEnergy Corp.	167,285	7,666,672
IDACORP, Inc.	17,459	2,252,560
National Fuel Gas Co.	28,075	2,215,398
NextEra Energy, Inc.	662,069	53,892,417
NiSource, Inc.	151,410	6,375,875
NRG Energy, Inc.	62,316	10,709,628
OGE Energy Corp.	63,821	2,817,059
Oklo, Inc. *	37,556	4,986,310
Ormat Technologies, Inc.	19,465	2,070,492
PG&E Corp.	707,456	11,290,998
Pinnacle West Capital Corp.	39,013	3,453,431
PPL Corp.	238,063	8,694,061
Public Service Enterprise Group, Inc.	160,734	12,948,731
Sempra	210,002	19,307,584
Southern Co.	354,221	33,310,943
Southwest Gas Holdings, Inc.	19,799	1,574,021
Talen Energy Corp. *	14,718	5,883,962
TXNM Energy, Inc.	30,483	1,731,434
UGI Corp.	68,844	2,301,455
Vistra Corp.	102,605	19,320,521
WEC Energy Group, Inc.	103,399	11,552,770
Xcel Energy, Inc.	190,296	15,446,326
		469,192,052
Total Common Stocks (Cost $3,514,421,880)		20,514,123,895

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)	18,948,568	18,948,568
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	4,047,415	4,047,415
		22,995,983
Total Short-Term Investments (Cost $22,995,983)		22,995,983
Total Investments in Securities (Cost $3,537,417,863)		20,537,119,878

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	9	2,931,930	(25,330)
S&P 500 Index, e-mini, expires 12/19/25	78	26,808,600	361,886
			336,556

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,963,256.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$34,260,471	$5,967,763	($979,020 )	$97,063	$12,206,254	$51,552,531	545,414	$568,315
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$20,361,486,302	$—	$—	$20,361,486,302
Telecommunication Services	152,637,593	—	0 *	152,637,593
Short-Term Investments[1]	22,995,983	—	—	22,995,983
Futures Contracts[2]	361,886	—	—	361,886
Liabilities
Futures Contracts[2]	(25,330)	—	—	(25,330)
Total	$20,537,456,434	$—	$0	$20,537,456,434

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $9,371,386)		$51,552,531
Investments in securities, at value - unaffiliated issuers (cost $3,528,046,477) including securities on loan of $3,963,256		20,485,567,347
Deposit with broker for futures contracts		3,197,851
Receivables:
Dividends		9,079,919
Fund shares sold		3,677,018
Variation margin on future contracts		89,610
Income from securities on loan	+	25,653
Total assets		20,553,189,929

Liabilities
Collateral held for securities on loan		4,047,415
Payables:
Fund shares redeemed		5,102,985
Investment adviser fees		915,495
Investments bought	+	191,239
Total liabilities		10,257,134
Net assets		$20,542,932,795

Net Assets by Source
Capital received from investors		$3,300,048,771
Total distributable earnings	+	17,242,884,024
Net assets		$20,542,932,795

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$20,542,932,795		1,393,010,921		$14.75

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $67,502)		$230,947,106
Dividends received from securities - affiliated issuers		568,315
Other Interest		148,662
Securities on loan, net	+	208,042
Total investment income		231,872,125

Expenses
Investment adviser fees		9,255,701
Total expenses	–	9,255,701
Net investment income		222,616,424

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		97,063
Net realized gains on sales of securities - unaffiliated issuers		139,084,696
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		111,566,934
Net realized gains on futures contracts	+	6,446,645
Net realized gains		257,195,338
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		12,206,254
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		3,123,836,837
Net change in unrealized appreciation (depreciation) on futures contracts	+	985,806
Net change in unrealized appreciation (depreciation)		3,137,028,897
Net realized and unrealized gains		3,394,224,235
Increase in net assets resulting from operations		$3,616,840,659
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$222,616,424	$215,942,227
Net realized gains		257,195,338	192,063,037
Net change in unrealized appreciation (depreciation)	+	3,137,028,897	4,452,269,453
Increase in net assets resulting from operations		$3,616,840,659	$4,860,274,717

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($218,384,415 )	($204,576,918 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		111,974,742	$1,450,290,800	111,384,560	$1,240,390,357
Shares reinvested		13,121,300	170,314,465	16,383,070	161,356,836
Shares redeemed	+	(141,165,651)	(1,833,422,360)	(134,787,170)	(1,510,750,063)
Net transactions in fund shares		(16,069,609)	($212,817,095 )	(7,019,540)	($109,002,870 )

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,409,080,530	$17,357,293,646	1,416,100,070	$12,810,598,717
Total increase (decrease)	+	(16,069,609)	3,185,639,149	(7,019,540)	4,546,694,929
End of period		1,393,010,921	$20,542,932,795	1,409,080,530	$17,357,293,646

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 10-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$35.63	$26.99	$29.87	$39.97	$27.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.47	0.47	0.40	0.37
Net realized and unrealized gains (losses)	4.67	8.66	(2.98)	(7.31)	13.29
Total from investment operations	5.12	9.13	(2.51)	(6.91)	13.66
Less distributions:
Distributions from net investment income	(0.59)	(0.49)	(0.37)	(0.42)	(0.38)
Distributions from net realized gains	—	—	—	(2.77)	(0.49)
Total distributions	(0.59)	(0.49)	(0.37)	(3.19)	(0.87)
Net asset value at end of period	$40.16	$35.63	$26.99	$29.87	$39.97
Total return	14.50%	34.14%	(8.47%)	(18.53%)	50.82%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%[2]	0.04%
Net investment income (loss)	1.24%	1.42%	1.60%	1.25%	0.98%
Portfolio turnover rate	12%[3]	15%[3]	10%[3]	16%[3]	19%[3]
Net assets, end of period (x 1,000,000)	$7,193	$6,330	$4,881	$5,372	$6,587

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	210,475	4,880,915
American Axle & Manufacturing Holdings, Inc. *	289,476	1,794,751
Cooper-Standard Holdings, Inc. *	41,698	1,260,114
Dana, Inc.	330,811	6,715,463
Dorman Products, Inc. *	68,840	9,233,509
Faraday Future Intelligent Electric, Inc. *(a)	223,151	307,948
Fox Factory Holding Corp. *	104,416	2,308,638
Garrett Motion, Inc.	335,892	5,690,010
Gentherm, Inc. *	75,730	2,786,864
Goodyear Tire & Rubber Co. *	652,850	4,498,137
Holley, Inc. *	147,662	423,790
LCI Industries	61,601	6,375,088
Livewire Group, Inc., Class A *	92,162	505,048
Luminar Technologies, Inc. *(a)	115,724	134,240
Modine Manufacturing Co. *	130,763	20,034,199
Motorcar Parts of America, Inc. *	33,114	564,925
Patrick Industries, Inc.	81,099	8,464,303
Phinia, Inc.	96,129	4,990,056
Solid Power, Inc. *	380,821	2,391,556
Standard Motor Products, Inc.	52,613	1,953,521
Strattec Security Corp. *	9,742	597,769
Visteon Corp.	68,608	7,352,033
Winnebago Industries, Inc.	68,378	2,578,534
XPEL, Inc. *	60,423	2,060,424
		97,901,835

Banks 9.3%
1st Source Corp.	46,028	2,735,904
ACNB Corp.	25,694	1,160,855
Amalgamated Financial Corp.	58,690	1,599,889
Amerant Bancorp, Inc.	92,955	1,558,855
Ameris Bancorp	164,944	11,813,289
Ames National Corp.	22,707	473,668
Arrow Financial Corp.	41,009	1,143,741
Associated Banc-Corp.	415,142	10,283,067
Atlantic Union Bankshares Corp.	355,410	11,557,933
Axos Financial, Inc. *	135,665	10,579,157
Banc of California, Inc.	320,393	5,437,069
BancFirst Corp.	52,140	5,675,960
Bancorp, Inc. *	113,739	7,435,118
Bank First Corp.	22,572	2,756,493
Bank of Hawaii Corp.	98,333	6,384,762
Bank of Marin Bancorp	37,031	953,548
Bank of NT Butterfield & Son Ltd.	103,870	4,805,026
Bank7 Corp.	10,305	427,761
BankFinancial Corp.	27,849	307,731
BankUnited, Inc.	188,331	7,548,306
Bankwell Financial Group, Inc.	17,843	773,494
Banner Corp.	84,994	5,132,788
Bar Harbor Bankshares	37,239	1,092,220
BayCom Corp.	26,209	714,457
BCB Bancorp, Inc.	40,445	321,133
Beacon Financial Corp.	208,191	5,067,369
Blue Foundry Bancorp *	48,725	401,494
Blue Ridge Bankshares, Inc. *	169,764	760,543
Bridgewater Bancshares, Inc. *	51,245	843,493
Burke & Herbert Financial Services Corp.	33,460	1,969,456
Business First Bancshares, Inc.	71,604	1,755,730
SECURITY	NUMBER OF SHARES	VALUE ($)
BV Financial, Inc. *	21,674	353,286
Byline Bancorp, Inc.	77,866	2,082,137
C&F Financial Corp.	7,616	521,011
Cadence Bank	465,984	17,586,236
California BanCorp *	56,119	1,037,640
Camden National Corp.	41,892	1,598,180
Capital Bancorp, Inc.	29,526	820,675
Capital City Bank Group, Inc.	34,327	1,335,320
Capitol Federal Financial, Inc.	304,622	1,839,917
Carter Bankshares, Inc. *	57,656	984,764
Cathay General Bancorp	168,210	7,645,145
CB Financial Services, Inc.	11,554	374,003
Central Pacific Financial Corp.	66,728	1,902,415
CF Bankshares, Inc.	9,542	221,374
Chain Bridge Bancorp, Inc., Class A *	5,770	171,023
Chemung Financial Corp.	10,395	526,715
ChoiceOne Financial Services, Inc.	36,045	1,032,329
Citizens & Northern Corp.	38,412	743,656
Citizens Community Bancorp, Inc.	23,893	373,925
Citizens Financial Services, Inc.	11,422	625,811
City Holding Co.	35,055	4,132,283
Civista Bancshares, Inc.	47,356	1,019,575
CNB Financial Corp.	69,931	1,720,303
Coastal Financial Corp. *	32,174	3,426,531
CoastalSouth Bancshares, Inc. *	11,582	246,465
Colony Bankcorp, Inc.	43,089	688,993
Columbia Financial, Inc. *	67,808	1,000,168
Community Financial System, Inc.	132,208	7,334,900
Community Trust Bancorp, Inc.	39,861	2,040,684
Community West Bancshares	41,830	885,959
ConnectOne Bancorp, Inc.	118,098	2,841,438
Customers Bancorp, Inc. *	73,879	4,958,758
CVB Financial Corp.	330,116	6,064,231
Dime Community Bancshares, Inc.	99,193	2,603,816
Eagle Bancorp Montana, Inc.	18,515	300,498
Eagle Bancorp, Inc.	70,283	1,177,240
Eagle Financial Services, Inc.	11,615	420,579
Eastern Bankshares, Inc.	490,813	8,603,952
ECB Bancorp, Inc. *	19,368	310,469
Enterprise Financial Services Corp.	91,569	4,795,469
Equity Bancshares, Inc., Class A	35,101	1,421,942
Esquire Financial Holdings, Inc.	17,690	1,659,322
Farmers & Merchants Bancorp, Inc.	32,158	768,576
Farmers National Banc Corp.	90,761	1,178,078
FB Bancorp, Inc. *	44,391	538,019
FB Financial Corp.	103,411	5,585,228
Fidelity D&D Bancorp, Inc.	11,926	520,928
Financial Institutions, Inc.	48,884	1,389,772
Finward Bancorp (a)	8,575	301,411
Finwise Bancorp *	22,856	438,607
First BanCorp	403,623	7,866,612
First Bancorp, Inc.	27,330	677,511
First Bancorp/Southern Pines NC	100,953	4,900,259
First Bank	53,540	836,295
First Busey Corp.	214,053	4,786,225
First Business Financial Services, Inc.	19,430	983,352
First Capital, Inc.	8,187	352,450
First Commonwealth Financial Corp.	260,005	3,975,476
First Community Bankshares, Inc.	39,150	1,266,111
First Community Corp.	18,504	496,092
First Financial Bancorp	238,449	5,582,091
First Financial Bankshares, Inc.	335,466	10,362,545
First Financial Corp.	28,448	1,516,847
First Foundation, Inc. *	155,231	844,457
First Internet Bancorp	19,480	345,575
First Interstate BancSystem, Inc., Class A	223,412	6,981,625
First Merchants Corp.	145,674	5,168,514
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Mid Bancshares, Inc.	54,026	1,930,349
First National Corp.	19,604	441,482
First Savings Financial Group, Inc.	13,887	411,055
First United Corp.	15,125	522,266
First Western Financial, Inc. *	21,232	490,247
Firstsun Capital Bancorp *	31,661	1,077,740
Five Star Bancorp	39,224	1,392,844
Flagstar Bank NA	758,153	8,658,107
Flushing Financial Corp.	79,712	1,089,663
Franklin Financial Services Corp.	10,523	476,692
FS Bancorp, Inc.	16,721	646,936
Fulton Financial Corp.	455,694	7,915,405
FVCBankcorp, Inc.	38,451	469,871
GBank Financial Holdings, Inc. *	22,473	815,096
German American Bancorp, Inc.	90,292	3,479,854
Glacier Bancorp, Inc.	319,836	13,065,301
Great Southern Bancorp, Inc.	20,922	1,165,355
Greene County Bancorp, Inc.	16,941	371,855
Hancock Whitney Corp.	214,690	12,260,946
Hanmi Financial Corp.	75,359	1,989,478
Hanover Bancorp, Inc.	10,484	217,124
HarborOne Bancorp, Inc.	93,944	1,136,722
Hawthorn Bancshares, Inc.	14,633	442,063
HBT Financial, Inc.	28,230	688,530
Heritage Commerce Corp.	148,796	1,547,478
Heritage Financial Corp.	84,933	1,884,663
Hilltop Holdings, Inc.	111,280	3,594,344
Hingham Institution For Savings	4,164	1,225,299
Home Bancorp, Inc.	17,108	909,290
Home BancShares, Inc.	469,502	12,540,398
HomeTrust Bancshares, Inc.	39,570	1,555,497
Hope Bancorp, Inc.	308,237	3,233,406
Horizon Bancorp, Inc.	109,131	1,702,444
Independent Bank Corp.	121,672	8,187,309
Independent Bank Corp. MI	49,687	1,501,541
International Bancshares Corp.	136,063	9,031,862
Investar Holding Corp.	22,575	536,382
John Marshall Bancorp, Inc.	31,897	609,233
Kearny Financial Corp.	145,059	926,927
Lakeland Financial Corp.	62,714	3,577,834
Landmark Bancorp, Inc.	11,381	292,378
LCNB Corp.	33,401	513,039
LINKBANCORP, Inc.	54,708	384,597
Live Oak Bancshares, Inc.	87,779	2,733,438
MainStreet Bancshares, Inc.	17,565	325,831
Mechanics Bancorp, Class A *	44,700	598,533
Mercantile Bank Corp.	39,585	1,735,802
Meridian Corp.	22,740	324,955
Metrocity Bankshares, Inc.	49,405	1,265,262
Metropolitan Bank Holding Corp.	22,819	1,512,215
Mid Penn Bancorp, Inc.	48,614	1,383,068
Middlefield Banc Corp.	17,952	585,235
Midland States Bancorp, Inc.	50,932	745,644
MidWestOne Financial Group, Inc.	40,840	1,510,672
MVB Financial Corp.	29,223	747,524
National Bank Holdings Corp., Class A	94,446	3,367,944
National Bankshares, Inc.	15,544	445,025
NB Bancorp, Inc.	88,131	1,592,527
NBT Bancorp, Inc.	127,806	5,172,309
Nicolet Bankshares, Inc.	33,712	3,982,736
Northeast Bank	19,535	1,685,480
Northeast Community Bancorp, Inc.	30,892	606,719
Northfield Bancorp, Inc.	91,299	933,076
Northpointe Bancshares, Inc.	26,348	417,616
Northrim BanCorp, Inc.	53,536	1,176,721
Northwest Bancshares, Inc.	362,063	4,239,758
Norwood Financial Corp.	21,226	564,824
Oak Valley Bancorp	17,326	472,653
SECURITY	NUMBER OF SHARES	VALUE ($)
OceanFirst Financial Corp.	141,565	2,573,652
OFG Bancorp	111,109	4,295,474
Ohio Valley Banc Corp.	9,555	334,425
Old National Bancorp	874,090	17,857,659
Old Second Bancorp, Inc.	125,196	2,247,268
OP Bancorp	29,441	393,037
Orange County Bancorp, Inc.	29,088	711,202
Origin Bancorp, Inc.	73,950	2,563,107
Orrstown Financial Services, Inc.	46,416	1,544,724
Park National Corp.	37,029	5,635,444
Parke Bancorp, Inc.	24,273	524,540
Pathward Financial, Inc.	59,111	4,023,095
Patriot National Bancorp, Inc. *	126,158	150,128
PCB Bancorp	27,645	582,480
Peapack-Gladstone Financial Corp.	40,288	1,019,286
Peoples Bancorp of North Carolina, Inc.	10,577	311,281
Peoples Bancorp, Inc.	87,230	2,494,778
Peoples Financial Services Corp.	22,847	1,017,605
Pioneer Bancorp, Inc. *	28,152	369,917
Plumas Bancorp	15,391	631,647
Ponce Financial Group, Inc. *	49,070	692,378
Preferred Bank	28,988	2,616,167
Primis Financial Corp.	55,569	604,869
Princeton Bancorp, Inc.	13,483	419,052
Provident Bancorp, Inc. *	40,385	514,909
Provident Financial Services, Inc.	321,665	5,883,253
QCR Holdings, Inc.	41,294	3,071,861
RBB Bancorp	42,037	783,149
Red River Bancshares, Inc.	11,632	768,410
Renasant Corp.	235,367	7,915,392
Republic Bancorp, Inc., Class A	20,698	1,363,998
Rhinebeck Bancorp, Inc. *	11,327	113,157
Richmond Mutual BanCorp, Inc. (a)	22,767	303,484
Riverview Bancorp, Inc.	51,020	264,284
S&T Bancorp, Inc.	95,352	3,493,697
SB Financial Group, Inc.	14,854	290,544
Seacoast Banking Corp. of Florida	212,357	6,434,417
ServisFirst Bancshares, Inc.	128,733	9,046,068
Shore Bancshares, Inc.	76,876	1,200,034
Sierra Bancorp	31,541	907,750
Simmons First National Corp., Class A	353,876	6,150,365
SmartFinancial, Inc.	36,644	1,281,441
Sound Financial Bancorp, Inc.	5,316	237,306
South Plains Financial, Inc.	32,314	1,179,461
Southern First Bancshares, Inc. *	19,415	851,154
Southern Missouri Bancorp, Inc.	24,005	1,258,822
Southside Bancshares, Inc.	72,249	2,031,642
SR Bancorp, Inc.	19,131	281,608
Stellar Bancorp, Inc.	117,329	3,452,992
Sterling Bancorp, Inc. *(b)	46,061	6,474
Stock Yards Bancorp, Inc.	65,691	4,271,229
Texas Capital Bancshares, Inc. *	113,521	9,517,601
Third Coast Bancshares, Inc. *	32,471	1,193,309
Timberland Bancorp, Inc.	18,808	604,113
Tompkins Financial Corp.	33,387	2,118,739
Towne Bank	183,171	5,954,889
TriCo Bancshares	75,385	3,334,279
Triumph Financial, Inc. *	56,338	3,068,167
TrustCo Bank Corp.	46,468	1,752,308
Trustmark Corp.	142,013	5,285,724
UMB Financial Corp.	181,320	19,379,482
Union Bankshares, Inc.	9,085	207,320
United Bankshares, Inc.	352,835	12,627,965
United Community Banks, Inc.	305,547	8,921,972
United Security Bancshares	33,990	311,518
Unity Bancorp, Inc.	18,252	828,823
Univest Financial Corp.	71,389	2,095,981
USCB Financial Holdings, Inc.	26,395	455,578
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Valley National Bancorp	1,209,116	13,143,091
Virginia National Bankshares Corp.	12,048	479,269
WaFd, Inc.	196,886	5,715,601
Washington Trust Bancorp, Inc.	47,944	1,305,995
WesBanco, Inc.	236,472	7,117,807
West BanCorp, Inc.	38,011	808,494
Westamerica BanCorp	61,718	2,940,863
Western New England Bancorp, Inc.	46,061	523,714
WSFS Financial Corp.	139,777	7,280,984
		667,540,273

Capital Goods 13.8%
3D Systems Corp. *	323,023	923,846
AAR Corp. *	89,170	7,509,006
Aebi Schmidt Holding AG	92,525	1,031,654
AeroVironment, Inc. *	79,638	29,458,893
AerSale Corp. *	79,856	592,531
AirJoule Technologies Corp. *(a)	61,105	315,302
AIRO Group Holdings, Inc. *	17,450	285,482
Alamo Group, Inc.	25,846	4,619,197
Albany International Corp., Class A	75,477	4,270,489
Allient, Inc.	36,136	1,975,916
Alta Equipment Group, Inc.	50,650	309,978
Ameresco, Inc., Class A *	80,166	3,168,160
American Superconductor Corp. *	109,190	6,467,324
American Woodmark Corp. *	35,829	2,283,382
Amprius Technologies, Inc. *	230,911	3,253,536
Apogee Enterprises, Inc.	52,515	1,922,574
Archer Aviation, Inc., Class A *	1,374,761	15,424,818
Arcosa, Inc.	121,069	12,349,038
Argan, Inc.	33,080	10,129,427
Array Technologies, Inc. *	379,168	3,283,595
Astec Industries, Inc.	56,755	2,640,810
Astronics Corp. *	75,560	3,716,041
Atkore, Inc.	83,994	5,816,584
Atmus Filtration Technologies, Inc.	208,320	9,474,394
AZZ, Inc.	74,141	7,402,979
Bloom Energy Corp., Class A *	535,619	70,787,407
Blue Bird Corp. *	79,246	3,959,130
BlueLinx Holdings, Inc. *	19,041	1,246,043
Boise Cascade Co.	94,406	6,654,679
Bowman Consulting Group Ltd., Class A *	35,309	1,528,527
Brookfield Business Corp., Class A	58,179	2,121,206
Byrna Technologies, Inc. *	45,585	923,096
Cadre Holdings, Inc.	70,624	2,998,695
Centuri Holdings, Inc. *	175,680	3,546,979
Chart Industries, Inc. *	112,862	22,529,512
Columbus McKinnon Corp.	70,698	1,147,429
Concrete Pumping Holdings, Inc.	54,532	348,459
Construction Partners, Inc., Class A *	116,941	13,372,203
CSW Industrials, Inc.	40,653	10,180,324
Custom Truck One Source, Inc. *	151,506	892,370
Distribution Solutions Group, Inc. *	24,546	671,088
DNOW, Inc. *	259,591	3,815,988
Douglas Dynamics, Inc.	56,779	1,716,429
Ducommun, Inc. *	34,325	3,149,319
DXP Enterprises, Inc. *	32,444	3,881,925
Dycom Industries, Inc. *	69,943	20,128,896
Eastern Co.	14,235	303,917
Energy Recovery, Inc. *	132,888	2,273,714
Enerpac Tool Group Corp., Class A	135,225	5,549,634
EnerSys	95,863	12,094,076
Enovix Corp. *	410,537	4,922,339
Enpro, Inc.	52,689	12,224,375
Eos Energy Enterprises, Inc. *(a)	635,119	10,180,958
ESCO Technologies, Inc.	64,868	14,236,580
SECURITY	NUMBER OF SHARES	VALUE ($)
Eve Holding, Inc. *	130,028	566,922
EVI Industries, Inc.	12,531	337,585
Federal Signal Corp.	149,877	17,689,982
Fluence Energy, Inc. *	189,999	3,989,979
Fluor Corp. *	409,269	19,960,049
Franklin Electric Co., Inc.	99,628	9,441,746
GATX Corp.	89,585	14,051,407
Gencor Industries, Inc. *	25,595	347,836
Gibraltar Industries, Inc. *	74,572	4,652,547
Global Industrial Co.	36,072	1,025,166
Gorman-Rupp Co.	52,515	2,361,600
Graham Corp. *	26,110	1,626,392
Granite Construction, Inc.	109,134	11,230,980
Great Lakes Dredge & Dock Corp. *	165,568	1,879,197
Greenbrier Cos., Inc.	75,366	3,148,038
Griffon Corp.	95,806	7,090,602
Helios Technologies, Inc.	82,831	4,585,524
Herc Holdings, Inc.	81,493	11,576,081
Hillenbrand, Inc.	176,000	5,561,600
Hillman Solutions Corp. *	494,428	4,558,626
Hudson Technologies, Inc. *	97,424	884,123
Hyliion Holdings Corp. *	307,289	728,275
Hyster-Yale, Inc.	29,282	1,052,395
IES Holdings, Inc. *	22,543	8,834,151
Insteel Industries, Inc.	46,147	1,441,632
Intuitive Machines, Inc., Class A *	272,899	3,255,685
Janus International Group, Inc. *	337,808	3,242,957
JBT Marel Corp.	130,389	16,442,053
JELD-WEN Holding, Inc. *	212,036	920,236
Kadant, Inc.	29,402	8,134,357
Karat Packaging, Inc.	21,329	512,323
Kennametal, Inc.	189,753	4,165,078
Kratos Defense & Security Solutions, Inc. *	416,016	37,691,050
KULR Technology Group, Inc. *(a)	89,369	342,283
L.B. Foster Co., Class A *	25,520	699,248
Limbach Holdings, Inc. *	26,572	2,510,523
Lindsay Corp.	27,084	3,012,824
LSI Industries, Inc.	66,811	1,529,304
Luxfer Holdings PLC	66,698	813,716
Manitowoc Co., Inc. *	86,106	875,698
Masterbrand, Inc. *	317,207	4,006,324
Matrix Service Co. *	67,576	1,014,991
Mayville Engineering Co., Inc. *	35,804	638,027
McGrath RentCorp	61,314	6,587,576
Mercury Systems, Inc. *	129,851	10,051,766
Microvast Holdings, Inc. *	496,206	2,704,323
Miller Industries, Inc.	27,811	1,116,334
Moog, Inc., Class A	70,195	14,379,446
MRC Global, Inc. *	208,838	2,913,290
Mueller Water Products, Inc., Class A	389,178	9,986,307
MYR Group, Inc. *	38,489	8,379,055
NANO Nuclear Energy, Inc. *(a)	77,717	3,694,666
National Presto Industries, Inc.	12,918	1,381,838
Net Power, Inc. *(a)	84,845	324,108
NEXTracker, Inc., Class A *	364,060	36,850,153
NPK International, Inc. *	196,190	2,413,137
NuScale Power Corp. *(a)	315,761	14,168,196
NWPX Infrastructure, Inc. *	24,383	1,466,881
Omega Flex, Inc.	8,273	228,748
Orion Group Holdings, Inc. *	95,283	1,026,198
Palladyne AI Corp. *(a)	59,484	497,881
Park Aerospace Corp.	45,377	869,423
Park-Ohio Holdings Corp.	24,654	508,612
Plug Power, Inc. *	2,722,452	7,323,396
Powell Industries, Inc.	23,825	9,134,267
Power Solutions International, Inc. *	16,166	1,384,133
Preformed Line Products Co.	6,030	1,279,023
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Primoris Services Corp.	135,014	19,107,181
Proto Labs, Inc. *	59,407	2,956,092
Quanex Building Products Corp.	115,079	1,635,273
Redwire Corp. *(a)	123,581	972,582
Resideo Technologies, Inc. *	344,261	14,734,371
REV Group, Inc.	121,054	6,206,439
Richtech Robotics, Inc., Class B *(a)	172,669	832,265
Rush Enterprises, Inc., Class A	175,731	8,682,869
Satellogic, Inc., Class A *	173,457	331,303
Shoals Technologies Group, Inc., Class A *	417,321	4,386,044
SKYX Platforms Corp. *	153,913	270,887
Southland Holdings, Inc. *	31,438	140,528
SPX Technologies, Inc. *	120,321	26,938,669
Standex International Corp.	30,011	6,999,465
Sterling Infrastructure, Inc. *	74,437	28,129,742
SunPower, Inc. *(a)	150,675	271,215
Sunrun, Inc. *	522,838	10,854,117
T1 Energy, Inc. *	276,372	1,028,104
Tecnoglass, Inc.	60,661	3,617,215
Tennant Co.	46,930	3,754,400
Terex Corp.	160,880	7,403,698
Thermon Group Holdings, Inc. *	81,805	2,350,258
Titan International, Inc. *	122,356	923,788
Titan Machinery, Inc. *	51,993	852,685
Transcat, Inc. *	22,875	1,661,869
Trinity Industries, Inc.	204,097	5,586,135
Tutor Perini Corp. *	111,184	7,489,354
UFP Industries, Inc.	150,503	13,865,841
V2X, Inc. *	48,357	2,760,701
Vicor Corp. *	58,231	5,283,299
Voyager Technologies, Inc., Class A *	34,312	1,049,261
VSE Corp.	56,428	10,195,411
Wabash National Corp.	103,222	827,840
Watts Water Technologies, Inc., Class A	68,531	18,681,551
Willis Lease Finance Corp.	7,093	910,599
Worthington Enterprises, Inc.	78,598	4,408,562
Xometry, Inc., Class A *	108,708	5,292,992
Zurn Elkay Water Solutions Corp.	375,160	17,673,788
		992,174,515

Commercial & Professional Services 3.2%
ABM Industries, Inc.	154,607	6,648,101
ACCO Brands Corp.	218,608	821,966
Acme United Corp.	8,194	311,454
ACV Auctions, Inc., Class A *	419,986	3,809,273
Alight, Inc., Class A	1,076,068	3,099,076
Asure Software, Inc. *	63,421	561,276
Barrett Business Services, Inc.	62,357	2,523,588
BlackSky Technology, Inc. *	77,505	1,636,906
BrightView Holdings, Inc. *	179,033	2,205,686
Brink's Co.	104,946	11,665,797
Casella Waste Systems, Inc., Class A *	156,672	13,876,439
CBIZ, Inc. *	123,436	6,788,980
CECO Environmental Corp. *	73,039	3,570,877
Cimpress PLC *	37,247	2,577,865
CompX International, Inc.	3,107	69,876
Conduent, Inc. *	374,586	891,515
CoreCivic, Inc. *	269,792	4,999,246
CRA International, Inc.	16,478	3,138,894
CSG Systems International, Inc.	69,209	5,416,988
Deluxe Corp.	109,477	1,982,628
Ennis, Inc.	60,898	998,727
Enviri Corp. *	188,517	2,301,793
Exponent, Inc.	126,860	8,982,957
First Advantage Corp. *	196,766	2,485,155
Forrester Research, Inc. *	29,599	211,041
SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Covey Co. *	27,533	467,510
GEO Group, Inc. *	337,541	5,728,071
Healthcare Services Group, Inc. *	182,107	3,254,252
Heidrick & Struggles International, Inc.	51,098	2,982,590
HireQuest, Inc.	14,505	123,728
HNI Corp.	113,055	4,626,211
Huron Consulting Group, Inc. *	42,541	6,995,442
IBEX Holdings Ltd. *	26,883	1,004,618
ICF International, Inc.	45,871	3,682,524
Innodata, Inc. *	76,803	5,730,272
Insperity, Inc.	90,152	3,977,506
Interface, Inc., Class A	144,394	3,595,411
Kelly Services, Inc., Class A	74,357	833,542
Kforce, Inc.	44,115	1,116,109
Korn Ferry	128,895	8,339,506
Legalzoom.com, Inc. *	296,275	2,953,862
Liquidity Services, Inc. *	57,276	1,371,187
Maximus, Inc.	141,080	11,726,570
MillerKnoll, Inc.	168,255	2,628,143
Mistras Group, Inc. *	41,215	393,191
Mobile Infrastructure Corp. *	36,151	123,636
Montrose Environmental Group, Inc. *	79,993	2,070,219
NL Industries, Inc.	19,332	116,959
OPENLANE, Inc. *	265,602	7,017,205
Perma-Fix Environmental Services, Inc. *	43,197	591,367
Pitney Bowes, Inc.	430,735	4,255,662
Planet Labs PBC *	583,005	7,841,417
Quad/Graphics, Inc.	71,919	396,274
RCM Technologies, Inc. *	12,263	283,275
Resolute Holdings Management, Inc. *	10,610	781,533
Resources Connection, Inc.	82,771	364,192
Skillsoft Corp. *	11,108	145,848
Spire Global, Inc., Class A *(a)	69,168	752,548
Steelcase, Inc., Class A	209,014	3,335,863
TIC Solutions, Inc. *	425,084	5,156,269
TriNet Group, Inc.	74,786	4,487,160
TrueBlue, Inc. *(c)	70,857	335,862
TTEC Holdings, Inc. *	49,634	173,223
UniFirst Corp.	37,695	5,818,223
Upwork, Inc. *	307,523	4,901,917
Verra Mobility Corp., Class A *	398,473	9,248,558
Vestis Corp.	288,080	1,512,420
Virco Mfg. Corp.	26,407	193,299
Willdan Group, Inc. *	34,692	3,278,741
		226,288,019

Consumer Discretionary Distribution & Retail 2.2%
1-800-Flowers.com, Inc., Class A *(a)	53,747	193,489
Abercrombie & Fitch Co., Class A *	117,619	8,533,258
Academy Sports & Outdoors, Inc.	165,587	7,929,961
Advance Auto Parts, Inc.	149,789	7,059,556
A-Mark Precious Metals, Inc.	47,650	1,266,537
American Eagle Outfitters, Inc.	405,976	6,783,859
America's Car-Mart, Inc. *	19,012	422,827
Arhaus, Inc. *	126,386	1,266,388
Arko Corp.	193,272	851,363
Asbury Automotive Group, Inc. *	48,964	11,486,954
BARK, Inc. *	224,163	203,495
Barnes & Noble Education, Inc. *	41,542	379,278
Bed Bath & Beyond, Inc. *	138,299	1,066,285
Boot Barn Holdings, Inc. *	76,838	14,572,327
Buckle, Inc.	79,021	4,330,351
Build-A-Bear Workshop, Inc.	30,824	1,671,277
Caleres, Inc.	83,625	923,220
Camping World Holdings, Inc., Class A	149,237	1,963,959
Citi Trends, Inc. *	11,954	428,192
Designer Brands, Inc., Class A	82,004	302,595
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Envela Corp. *	15,964	145,113
EVgo, Inc., Class A *	321,015	1,319,372
Genesco, Inc. *	24,353	706,481
GigaCloud Technology, Inc., Class A *	62,007	1,734,956
Group 1 Automotive, Inc.	31,405	12,484,744
Groupon, Inc., Class A *	62,542	1,258,970
Haverty Furniture Cos., Inc.	33,342	727,189
J Jill, Inc.	18,892	284,702
Kohl's Corp.	272,430	4,432,436
Lands' End, Inc. *	29,613	466,109
MarineMax, Inc. *	47,577	1,178,482
Monro, Inc.	74,604	1,092,949
National Vision Holdings, Inc. *	194,844	5,017,233
ODP Corp. *	69,149	1,927,874
OneWater Marine, Inc., Class A *	27,791	431,594
Petco Health & Wellness Co., Inc., Class A *	196,967	626,355
RealReal, Inc. *	236,369	2,886,065
Revolve Group, Inc. *	100,563	2,224,454
Sally Beauty Holdings, Inc. *	252,384	3,813,522
Savers Value Village, Inc. *	95,753	881,885
Shoe Carnival, Inc.	44,572	817,005
Signet Jewelers Ltd.	99,911	9,876,202
Sleep Number Corp. *	47,771	262,741
Sonic Automotive, Inc., Class A	37,101	2,357,027
Stitch Fix, Inc., Class A *	268,962	1,126,951
ThredUp, Inc., Class A *	230,772	2,028,486
Tile Shop Holdings, Inc. *	72,599	454,470
Torrid Holdings, Inc. *(a)	84,585	105,731
Upbound Group, Inc.	130,299	2,525,195
Urban Outfitters, Inc. *	152,640	9,862,070
Victoria's Secret & Co. *	172,408	6,077,382
Warby Parker, Inc., Class A *	245,746	4,814,164
Weyco Group, Inc.	14,683	420,962
Winmark Corp.	7,399	2,983,055
Zumiez, Inc. *	35,645	771,714
		159,758,811

Consumer Durables & Apparel 2.7%
Acushnet Holdings Corp.	68,845	5,323,784
American Outdoor Brands, Inc. *	30,672	210,717
Bassett Furniture Industries, Inc.	19,997	294,956
Beazer Homes USA, Inc. *	69,945	1,566,768
Capri Holdings Ltd. *	290,621	6,030,386
Carter's, Inc.	89,093	2,797,520
Cavco Industries, Inc. *	19,028	10,081,034
Century Communities, Inc.	65,064	3,864,802
Champion Homes, Inc. *	142,913	9,750,954
Clarus Corp.	70,655	235,988
Cricut, Inc., Class A	115,852	615,174
Dream Finders Homes, Inc., Class A *	74,578	1,476,644
Ermenegildo Zegna NV	154,091	1,573,269
Escalade, Inc.	24,983	287,554
Ethan Allen Interiors, Inc.	57,447	1,388,494
Figs, Inc., Class A *	222,117	1,656,993
Flexsteel Industries, Inc.	9,324	318,788
Funko, Inc., Class A *	88,899	277,365
G-III Apparel Group Ltd. *	96,456	2,589,844
Green Brick Partners, Inc. *	78,033	5,051,856
Hamilton Beach Brands Holding Co., Class A	17,997	253,218
Hanesbrands, Inc. *	878,201	5,804,909
Helen of Troy Ltd. *	56,835	1,058,836
Hovnanian Enterprises, Inc., Class A *	11,872	1,427,371
Installed Building Products, Inc.	58,521	14,526,668
JAKKS Pacific, Inc.	22,505	382,585
Johnson Outdoors, Inc., Class A	13,544	551,647
SECURITY	NUMBER OF SHARES	VALUE ($)
KB Home	165,527	10,332,195
Kontoor Brands, Inc.	137,336	11,113,229
Lakeland Industries, Inc.	22,664	373,049
Latham Group, Inc. *	112,951	818,895
La-Z-Boy, Inc.	103,066	3,267,192
Legacy Housing Corp. *	21,265	477,506
Leggett & Platt, Inc.	331,434	3,095,593
LGI Homes, Inc. *	51,565	2,104,368
Lovesac Co. *	32,081	444,963
M/I Homes, Inc. *	65,110	8,151,121
Malibu Boats, Inc., Class A *	46,030	1,282,856
Marine Products Corp.	20,561	173,740
MasterCraft Boat Holdings, Inc. *	40,620	814,837
Meritage Homes Corp.	177,124	11,966,497
Movado Group, Inc.	37,268	678,650
Outdoor Holding Co. *	208,396	333,434
Oxford Industries, Inc.	35,446	1,306,185
Peloton Interactive, Inc., Class A *	942,187	6,840,278
Polaris, Inc.	133,037	8,793,746
Rocky Brands, Inc.	17,067	481,119
Smith & Wesson Brands, Inc.	109,341	1,048,033
Sonos, Inc. *	293,858	5,045,542
Steven Madden Ltd.	179,367	6,082,335
Sturm Ruger & Co., Inc.	39,718	1,684,440
Superior Group of Cos., Inc.	28,560	266,750
Taylor Morrison Home Corp., Class A *	242,543	14,375,524
Topgolf Callaway Brands Corp. *	329,588	3,101,423
Traeger, Inc. *	82,940	76,305
Tri Pointe Homes, Inc. *	215,502	6,863,739
Wolverine World Wide, Inc.	201,509	4,574,254
		195,365,922

Consumer Services 2.7%
Accel Entertainment, Inc., Class A *	133,849	1,363,921
Adtalem Global Education, Inc. *	88,439	8,668,791
American Public Education, Inc. *	43,643	1,461,604
Bally's Corp. *(a)	18,267	332,642
Biglari Holdings, Inc., Class B *	1,679	606,640
BJ's Restaurants, Inc. *	50,343	1,709,648
Bloomin' Brands, Inc.	209,258	1,429,232
Brightstar Lottery PLC	278,957	4,647,424
Brinker International, Inc. *	110,322	11,987,589
Carriage Services, Inc., Class A	35,524	1,587,923
Cheesecake Factory, Inc.	115,503	5,752,049
Coursera, Inc. *	345,944	2,912,848
Cracker Barrel Old Country Store, Inc.	55,239	1,861,554
Dave & Buster's Entertainment, Inc. *	67,980	998,626
Denny's Corp. *	124,060	485,075
Dine Brands Global, Inc.	38,379	948,729
Driven Brands Holdings, Inc. *	148,028	2,124,202
El Pollo Loco Holdings, Inc. *	66,683	681,500
European Wax Center, Inc., Class A *	71,928	280,519
First Watch Restaurant Group, Inc. *	113,330	1,868,812
Frontdoor, Inc. *	185,451	12,319,510
Genius Sports Ltd. *	546,584	6,154,536
Global Business Travel Group I *	234,105	1,840,065
Golden Entertainment, Inc.	49,337	996,607
Graham Holdings Co., Class B	8,016	8,113,234
Hilton Grand Vacations, Inc. *	144,050	5,970,873
Inspired Entertainment, Inc. *	61,860	467,043
Jack in the Box, Inc.	46,792	750,544
KinderCare Learning Cos., Inc. *	78,725	464,478
Krispy Kreme, Inc.	194,744	699,131
Kura Sushi USA, Inc., Class A *	15,808	899,949
Laureate Education, Inc. *	321,083	9,321,040
Life Time Group Holdings, Inc. *	338,766	8,377,683
Lincoln Educational Services Corp. *	73,977	1,436,633
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lindblad Expeditions Holdings, Inc. *	92,340	1,113,620
Marriott Vacations Worldwide Corp.	69,599	4,592,142
Matthews International Corp., Class A	74,394	1,742,307
McGraw Hill, Inc. *	58,250	650,070
Mister Car Wash, Inc. *	248,164	1,387,237
Monarch Casino & Resort, Inc.	31,834	2,867,288
Nathan's Famous, Inc.	7,226	764,728
Nerdy, Inc. *	145,277	143,810
OneSpaWorld Holdings Ltd.	237,013	5,515,293
Papa John's International, Inc.	81,530	4,142,539
Perdoceo Education Corp.	153,700	4,881,512
Portillo's, Inc., Class A *	149,029	797,305
Pursuit Attractions & Hospitality, Inc. *	52,633	1,867,419
RCI Hospitality Holdings, Inc.	19,729	491,449
Red Rock Resorts, Inc., Class A	122,005	6,504,087
Rush Street Interactive, Inc. *	222,010	3,765,290
Sabre Corp. *	903,703	1,848,073
Serve Robotics, Inc. *(a)	117,634	1,556,298
Shake Shack, Inc., Class A *	97,020	9,363,400
Six Flags Entertainment Corp. *	239,662	5,507,433
Strategic Education, Inc.	58,338	4,432,521
Stride, Inc. *	106,657	7,256,942
Super Group SGHC Ltd.	398,440	4,303,152
Sweetgreen, Inc., Class A *	258,373	1,625,166
Target Hospitality Corp. *	78,102	600,604
Udemy, Inc. *	239,370	1,363,212
United Parks & Resorts, Inc. *	67,497	3,266,855
Universal Technical Institute, Inc. *	116,499	3,462,350
Xponential Fitness, Inc., Class A *	68,995	463,646
Zspace, Inc. *	5,265	4,998
		195,801,400

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	81,341	3,766,902
Chefs' Warehouse, Inc. *	91,053	5,372,127
Grocery Outlet Holding Corp. *	236,702	3,221,514
Guardian Pharmacy Services, Inc., Class A *	48,745	1,366,810
HF Foods Group, Inc. *	99,321	214,533
Ingles Markets, Inc., Class A	36,409	2,515,862
Natural Grocers by Vitamin Cottage, Inc.	31,867	1,022,612
PriceSmart, Inc.	64,086	7,366,045
United Natural Foods, Inc. *	149,290	5,620,768
Village Super Market, Inc., Class A	22,326	700,367
Weis Markets, Inc.	41,037	2,599,284
		33,766,824

Energy 5.0%
Archrock, Inc.	412,585	10,426,023
Ardmore Shipping Corp.	86,141	1,084,515
Atlas Energy Solutions, Inc., Class A	191,702	2,373,271
Berry Corp.	188,318	634,632
BKV Corp. *	42,056	992,101
Borr Drilling Ltd. *	617,688	1,914,833
Bristow Group, Inc. *	70,652	2,875,536
Cactus, Inc., Class A	171,184	7,561,197
California Resources Corp.	169,121	7,977,438
Calumet, Inc. *	171,621	3,356,907
Centrus Energy Corp., Class A *	39,236	14,417,661
Clean Energy Fuels Corp. *	437,137	1,250,212
CNX Resources Corp. *	341,387	11,491,086
Comstock Resources, Inc. *	185,315	3,474,656
Core Laboratories, Inc.	117,158	1,867,499
Core Natural Resources, Inc.	130,053	10,274,187
Crescent Energy Co., Class A	446,004	3,759,814
CVR Energy, Inc. *	77,169	2,746,445
SECURITY	NUMBER OF SHARES	VALUE ($)
Delek U.S. Holdings, Inc.	149,030	5,627,373
DHT Holdings, Inc.	318,086	4,224,182
Diversified Energy Co. PLC	144,411	1,826,799
DMC Global, Inc. *	49,852	401,807
Dorian LPG Ltd.	93,133	2,686,887
Empire Petroleum Corp. *	39,376	118,522
Encore Energy Corp. *	455,723	1,408,184
Energy Fuels, Inc. *	535,266	10,978,306
Energy Services of America Corp.	29,397	322,191
Epsilon Energy Ltd.	47,659	228,763
Evolution Petroleum Corp.	79,550	348,429
Excelerate Energy, Inc., Class A	57,736	1,495,940
Expro Group Holdings NV *	257,471	3,496,456
FLEX LNG Ltd. *(a)	78,015	2,026,050
Flowco Holdings, Inc., Class A	49,992	809,870
Forum Energy Technologies, Inc. *	28,085	752,116
FutureFuel Corp.	62,845	246,981
Gevo, Inc. *(a)	582,902	1,363,991
Golar LNG Ltd.	249,329	10,234,955
Granite Ridge Resources, Inc.	132,994	702,208
Green Plains, Inc. *	158,946	1,633,965
Gulfport Energy Corp. *	39,720	7,388,317
Helix Energy Solutions Group, Inc. *	346,270	2,326,934
Helmerich & Payne, Inc.	241,246	6,335,120
HighPeak Energy, Inc. (a)	45,703	303,925
Infinity Natural Resources, Inc., Class A *	39,316	451,348
Innovex International, Inc. *	96,816	1,943,097
International Seaways, Inc.	100,390	5,142,980
Kinetik Holdings, Inc., Class A (a)	110,818	4,267,601
Kodiak Gas Services, Inc.	168,241	6,204,728
Kolibri Global Energy, Inc. *	74,565	325,849
Kosmos Energy Ltd. *	1,171,708	1,839,582
Liberty Energy, Inc., Class A	394,085	7,136,879
Lightbridge Corp. *	52,691	1,413,700
Magnolia Oil & Gas Corp., Class A	464,817	10,439,790
Mammoth Energy Services, Inc. *	59,935	122,267
Murphy Oil Corp.	337,252	9,544,232
Nabors Industries Ltd. *	38,093	1,848,272
NACCO Industries, Inc., Class A	9,700	410,116
National Energy Services Reunited Corp. *	153,095	1,932,059
Natural Gas Services Group, Inc.	25,655	714,235
Navigator Holdings Ltd.	81,906	1,346,535
New Fortress Energy, Inc. *(a)	420,837	542,880
NextDecade Corp. *	331,609	1,966,441
NextNRG, Inc. *	43,775	87,112
Noble Corp. PLC	315,084	9,247,715
Nordic American Tankers Ltd.	513,944	1,891,314
Northern Oil & Gas, Inc.	242,164	5,359,089
Oceaneering International, Inc. *	235,051	5,474,338
Oil States International, Inc. *	146,374	873,853
OPAL Fuels, Inc., Class A *	53,148	128,087
Par Pacific Holdings, Inc. *	126,461	5,055,911
Patterson-UTI Energy, Inc.	880,681	5,521,870
PBF Energy, Inc., Class A	209,367	7,154,070
Peabody Energy Corp.	305,398	8,374,013
Prairie Operating Co. *(a)	54,175	111,059
PrimeEnergy Resources Corp. *	830	112,249
ProFrac Holding Corp., Class A *	30,866	168,837
ProPetro Holding Corp. *	199,533	2,071,153
Ranger Energy Services, Inc., Class A	49,881	685,365
REX American Resources Corp. *	73,414	2,351,450
Riley Exploration Permian, Inc.	32,842	854,549
RPC, Inc.	226,042	1,175,418
Sable Offshore Corp. *	188,128	1,967,819
SandRidge Energy, Inc.	90,383	1,076,462
Scorpio Tankers, Inc.	111,102	6,854,993
SEACOR Marine Holdings, Inc. *	50,925	323,883
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Seadrill Ltd. *	156,765	4,947,503
Select Water Solutions, Inc.	232,700	2,690,012
SFL Corp. Ltd.	302,559	2,257,090
SM Energy Co.	284,986	5,953,358
Solaris Energy Infrastructure, Inc.	90,749	4,830,569
Summit Midstream Corp. *	23,260	509,859
Talos Energy, Inc. *	298,857	2,931,787
Teekay Corp. Ltd.	130,246	1,252,967
Teekay Tankers Ltd., Class A	59,878	3,652,558
TETRA Technologies, Inc. *	317,889	2,244,296
Tidewater, Inc. *	122,995	6,222,317
Transocean Ltd. *	2,122,900	8,151,936
Uranium Energy Corp. *	1,061,802	16,065,064
VAALCO Energy, Inc.	259,493	1,019,807
Valaris Ltd. *	158,999	8,923,024
Verde Clean Fuels, Inc. *	5,783	19,200
Vital Energy, Inc. *	73,196	1,149,909
Vitesse Energy, Inc.	74,176	1,613,328
W&T Offshore, Inc.	252,324	529,880
World Kinect Corp.	137,247	3,547,835
XCF Global, Inc., Class A *	89,675	79,049
		358,870,832

Equity Real Estate Investment Trusts (REITs) 4.9%
Acadia Realty Trust	329,887	6,290,945
Alexander & Baldwin, Inc.	182,077	2,907,770
Alexander's, Inc.	5,341	1,179,987
Alpine Income Property Trust, Inc.	31,918	468,556
American Assets Trust, Inc.	130,373	2,491,428
American Healthcare REIT, Inc.	397,314	18,006,271
Apartment Investment & Management Co., Class A	327,041	1,739,858
Apple Hospitality REIT, Inc.	558,783	6,252,782
Armada Hoffler Properties, Inc.	201,428	1,317,339
Braemar Hotels & Resorts, Inc.	147,833	376,974
Brandywine Realty Trust	434,028	1,488,716
Broadstone Net Lease, Inc.	473,428	8,483,830
BRT Apartments Corp.	26,586	391,080
CareTrust REIT, Inc.	531,744	18,424,930
CBL & Associates Properties, Inc.	45,890	1,356,967
Centerspace	42,189	2,499,698
Chatham Lodging Trust	115,507	739,245
City Office REIT, Inc.	96,003	662,421
Clipper Realty, Inc.	32,924	128,074
Community Healthcare Trust, Inc.	67,464	989,022
COPT Defense Properties	284,326	8,009,463
CTO Realty Growth, Inc.	76,965	1,283,776
Curbline Properties Corp.	243,286	5,610,175
DiamondRock Hospitality Co.	512,767	4,009,838
Diversified Healthcare Trust	551,109	2,347,724
Douglas Emmett, Inc.	404,486	5,234,049
Easterly Government Properties, Inc.	103,187	2,230,903
Elme Communities	219,492	3,610,643
Empire State Realty Trust, Inc., Class A	343,190	2,536,174
Essential Properties Realty Trust, Inc.	496,173	14,825,649
Farmland Partners, Inc.	104,149	1,044,614
Four Corners Property Trust, Inc.	248,932	5,884,752
Franklin Street Properties Corp.	191,734	230,081
FrontView REIT, Inc.	48,367	643,281
Getty Realty Corp.	132,297	3,628,907
Gladstone Commercial Corp.	117,130	1,338,796
Gladstone Land Corp.	83,666	758,014
Global Medical REIT, Inc.	31,739	974,387
Global Net Lease, Inc.	497,511	3,791,034
Hudson Pacific Properties, Inc. *	929,240	2,267,346
Independence Realty Trust, Inc.	587,039	9,351,531
Industrial Logistics Properties Trust	133,541	705,096
SECURITY	NUMBER OF SHARES	VALUE ($)
Innovative Industrial Properties, Inc.	69,310	3,475,897
InvenTrust Properties Corp.	194,311	5,324,121
JBG SMITH Properties	155,717	3,034,924
Kite Realty Group Trust	550,512	12,188,336
LTC Properties, Inc.	113,080	3,966,846
LXP Industrial Trust	727,810	6,906,917
Macerich Co.	633,284	10,860,821
Modiv Industrial, Inc.	23,147	333,780
National Health Investors, Inc.	115,367	8,595,995
NET Lease Office Properties	36,880	1,082,428
NETSTREIT Corp.	236,781	4,408,862
NexPoint Diversified Real Estate Trust	90,606	288,127
NexPoint Residential Trust, Inc.	56,143	1,721,906
One Liberty Properties, Inc.	45,582	915,742
Outfront Media, Inc.	347,728	6,151,308
Paramount Group, Inc. *	465,894	3,046,947
Peakstone Realty Trust	92,307	1,247,068
Pebblebrook Hotel Trust	292,152	3,055,910
Phillips Edison & Co., Inc.	314,854	10,654,659
Piedmont Realty Trust, Inc., Class A	311,715	2,512,423
Plymouth Industrial REIT, Inc.	101,767	2,238,874
Postal Realty Trust, Inc., Class A	55,399	820,459
PotlatchDeltic Corp.	195,562	7,822,480
RLJ Lodging Trust	367,892	2,501,666
Ryman Hospitality Properties, Inc.	153,921	13,377,274
Sabra Health Care REIT, Inc.	592,885	10,565,211
Safehold, Inc.	139,033	2,006,246
Saul Centers, Inc.	30,200	894,222
Service Properties Trust (c)	387,943	830,198
Sila Realty Trust, Inc.	138,697	3,287,119
SITE Centers Corp.	126,344	926,102
SL Green Realty Corp.	179,284	9,206,233
Smartstop Self Storage REIT, Inc.	77,713	2,669,442
Strawberry Fields REIT, Inc.	17,949	208,747
Summit Hotel Properties, Inc.	270,951	1,392,688
Sunstone Hotel Investors, Inc.	474,855	4,202,467
Tanger, Inc.	278,875	9,080,170
Terreno Realty Corp.	255,381	14,589,917
UMH Properties, Inc.	198,730	2,889,534
Universal Health Realty Income Trust	32,190	1,230,302
Urban Edge Properties	317,950	6,114,179
Veris Residential, Inc.	198,141	2,845,305
Whitestone REIT	113,172	1,419,177
Xenia Hotels & Resorts, Inc.	246,410	3,030,843
		350,433,998

Financial Services 5.6%
Acacia Research Corp. *	85,241	295,786
Acadian Asset Management, Inc.	66,910	3,218,371
ACRES Commercial Realty Corp. *	15,291	321,111
Adamas Trust, Inc.	214,139	1,428,307
Advanced Flower Capital, Inc.	43,805	142,366
AG Mortgage Investment Trust, Inc.	67,243	480,115
Alerus Financial Corp.	58,903	1,244,031
AlTi Global, Inc. *	106,775	420,694
Angel Oak Mortgage REIT, Inc.	30,456	276,236
Apollo Commercial Real Estate Finance, Inc.	347,110	3,398,207
Arbor Realty Trust, Inc. (a)	476,625	4,809,146
Ares Commercial Real Estate Corp.	128,335	572,374
ARMOUR Residential REIT, Inc.	277,431	4,499,931
Artisan Partners Asset Management, Inc., Class A	156,381	6,827,594
Atlanticus Holdings Corp. *	13,418	739,466
Bakkt Holdings, Inc. *	27,632	764,577
Banco Latinoamericano de Comercio Exterior SA, Class E	71,105	3,058,226
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Better Home & Finance Holding Co. *(a)	12,778	935,477
BGC Group, Inc., Class A	904,862	8,270,439
Blackstone Mortgage Trust, Inc., Class A	405,897	7,500,977
Bread Financial Holdings, Inc.	116,544	7,301,482
BrightSpire Capital, Inc., Class A	324,568	1,674,771
Burford Capital Ltd.	502,988	5,004,731
Cannae Holdings, Inc.	143,824	2,571,573
Cantaloupe, Inc. *	147,102	1,553,397
Cass Information Systems, Inc.	29,789	1,177,559
Chicago Atlantic Real Estate Finance, Inc.	45,322	582,841
Chimera Investment Corp.	197,343	2,518,097
Claros Mortgage Trust, Inc. *	231,577	741,046
Cohen & Steers, Inc.	69,257	4,731,638
Compass Diversified Holdings	165,739	1,057,415
Consumer Portfolio Services, Inc. *	22,997	193,175
Dave, Inc. *	23,138	5,537,386
Diamond Hill Investment Group, Inc.	6,225	798,979
DigitalBridge Group, Inc.	428,114	5,064,589
Donnelley Financial Solutions, Inc. *	66,129	3,038,628
Dynex Capital, Inc.	324,221	4,292,686
Ellington Financial, Inc.	229,953	3,062,974
Enact Holdings, Inc.	71,688	2,560,695
Encore Capital Group, Inc. *	56,923	2,366,858
Enova International, Inc. *	60,229	7,201,582
Essent Group Ltd.	243,566	14,752,793
EVERTEC, Inc.	160,815	4,578,403
Federal Agricultural Mortgage Corp., Class C	23,315	3,698,692
Finance of America Cos., Inc., Class A *	11,121	244,662
FirstCash Holdings, Inc.	98,934	15,681,039
Flywire Corp. *	292,939	3,901,947
Forge Global Holdings, Inc. *	25,607	561,818
Franklin BSP Realty Trust, Inc.	202,252	2,050,835
GCM Grosvenor, Inc., Class A	121,532	1,398,833
Green Dot Corp., Class A *	133,345	1,548,135
HA Sustainable Infrastructure Capital, Inc.	299,263	8,292,578
International Money Express, Inc. *	67,825	1,009,914
Invesco Mortgage Capital, Inc.	165,786	1,248,369
Jackson Financial, Inc., Class A	178,914	18,036,320
Jefferson Capital, Inc.	28,656	541,025
KKR Real Estate Finance Trust, Inc.	142,606	1,160,813
Ladder Capital Corp., Class A	283,509	2,996,690
LendingClub Corp. *	282,793	4,917,770
LendingTree, Inc. *	27,549	1,763,136
loanDepot, Inc., Class A *	210,927	637,000
Lument Finance Trust, Inc.	112,249	175,108
Marex Group PLC	134,497	4,081,984
MarketWise, Inc.	4,889	83,015
Marqeta, Inc., Class A *	961,843	4,357,149
Medallion Financial Corp.	40,740	400,474
Merchants Bancorp	64,072	1,998,406
MFA Financial, Inc.	258,315	2,322,252
Moelis & Co., Class A	185,229	11,730,553
Navient Corp.	172,131	2,105,162
NCR Atleos Corp. *	182,963	6,751,335
Nelnet, Inc., Class A	32,166	4,151,022
NerdWallet, Inc., Class A *	103,884	1,212,326
NewtekOne, Inc.	61,876	643,510
Nexpoint Real Estate Finance, Inc.	20,651	269,289
NMI Holdings, Inc., Class A *	195,191	7,110,808
Onity Group, Inc. *	16,676	624,850
Open Lending Corp., Class A *	249,017	473,132
Oportun Financial Corp. *	97,718	520,837
OppFi, Inc.	61,062	595,355
Orchid Island Capital, Inc.	319,867	2,312,638
P10, Inc., Class A	144,954	1,472,733
SECURITY	NUMBER OF SHARES	VALUE ($)
Pagseguro Digital Ltd., Class A	446,420	4,281,168
Patria Investments Ltd., Class A	161,564	2,353,987
Payoneer Global, Inc. *	695,737	4,028,317
Paysafe Ltd. *	79,796	878,554
Paysign, Inc. *	86,767	448,152
PennyMac Financial Services, Inc.	72,947	9,177,462
PennyMac Mortgage Investment Trust	216,026	2,600,953
Perella Weinberg Partners, Class A	155,033	2,896,016
Piper Sandler Cos.	43,679	13,944,958
PJT Partners, Inc., Class A	57,329	9,236,275
PRA Group, Inc. *	99,084	1,358,442
Priority Technology Holdings, Inc. *	62,786	436,991
PROG Holdings, Inc.	98,119	2,838,583
Radian Group, Inc.	338,010	11,472,059
Ready Capital Corp.	409,865	1,200,904
Redwood Trust, Inc.	330,580	1,755,380
Regional Management Corp.	23,138	910,480
Remitly Global, Inc. *	417,109	6,690,428
Repay Holdings Corp., Class A *	195,386	838,206
Rithm Property Trust, Inc.	102,610	273,969
Security National Financial Corp., Class A *	38,642	307,977
Seven Hills Realty Trust *(a)	37,275	352,622
Sezzle, Inc. *	39,786	2,607,972
Siebert Financial Corp. *	35,189	98,881
Silvercrest Asset Management Group, Inc., Class A	19,509	275,857
StepStone Group, Inc., Class A	173,944	10,589,711
StoneCo Ltd., Class A *	626,173	11,903,549
StoneX Group, Inc. *	114,510	10,525,759
Sunrise Realty Trust, Inc.	25,253	249,500
SWK Holdings Corp.	7,589	122,866
TPG RE Finance Trust, Inc.	168,214	1,455,051
Triller Group, Inc. *	256,394	147,042
Two Harbors Investment Corp.	258,352	2,511,181
Upstart Holdings, Inc. *	210,032	9,980,721
Value Line, Inc.	1,716	62,909
Velocity Financial, Inc. *	23,595	439,339
Victory Capital Holdings, Inc., Class A	110,567	6,885,007
Virtus Investment Partners, Inc.	16,313	2,656,083
Vroom, Inc. *	2,462	58,029
Walker & Dunlop, Inc.	82,360	6,582,211
Waterstone Financial, Inc.	39,311	601,458
Westwood Holdings Group, Inc.	18,344	307,262
WisdomTree, Inc.	300,065	3,588,777
World Acceptance Corp. *	6,467	824,349
		405,403,640

Food, Beverage & Tobacco 0.9%
Alico, Inc.	13,149	462,976
B&G Foods, Inc.	191,221	764,884
Beyond Meat, Inc. *(a)	184,932	306,063
BRC, Inc., Class A *	241,483	306,683
Calavo Growers, Inc.	41,418	919,894
Cal-Maine Foods, Inc.	114,519	10,054,768
Dole PLC	175,471	2,235,501
Forafric Global PLC *	7,732	72,217
Fresh Del Monte Produce, Inc.	82,562	2,918,567
Hain Celestial Group, Inc. *	222,907	258,572
Ispire Technology, Inc. *	46,503	86,961
J&J Snack Foods Corp.	38,555	3,263,681
John B Sanfilippo & Son, Inc.	19,613	1,231,304
Lifeway Foods, Inc. *	13,039	312,806
Limoneira Co.	41,908	592,160
Mama's Creations, Inc. *	85,292	903,242
Marzetti Co.	50,158	7,864,273
MGP Ingredients, Inc.	35,654	862,827
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mission Produce, Inc. *	106,372	1,225,405
National Beverage Corp. *	59,883	2,052,190
Seneca Foods Corp., Class A *	11,574	1,248,082
Simply Good Foods Co. *	234,699	4,593,059
SunOpta, Inc. *	236,522	1,234,645
Tootsie Roll Industries, Inc.	45,166	1,593,908
TreeHouse Foods, Inc. *	126,031	2,293,764
Turning Point Brands, Inc.	42,750	3,843,225
Universal Corp.	60,171	3,049,466
Utz Brands, Inc.	182,007	1,916,534
Vita Coco Co., Inc. *	109,979	4,528,935
Vital Farms, Inc. *	86,046	2,826,611
Westrock Coffee Co. *(a)	92,006	405,747
Zevia PBC, Class A *	79,369	187,311
		64,416,261

Health Care Equipment & Services 6.1%
Accuray, Inc. *	242,969	342,586
AdaptHealth Corp., Class A *	254,107	2,284,422
Addus HomeCare Corp. *	45,232	5,287,168
agilon health, Inc. *	756,434	602,500
AirSculpt Technologies, Inc. *(a)	41,020	427,018
Alignment Healthcare, Inc. *	364,973	6,153,445
Alphatec Holdings, Inc. *	289,489	5,497,396
AMN Healthcare Services, Inc. *	94,923	1,869,034
AngioDynamics, Inc. *	97,087	1,167,957
Anteris Technologies Global Corp. *	84,911	381,250
Ardent Health, Inc. *	58,530	852,197
Artivion, Inc. *	95,132	4,316,139
Astrana Health, Inc. *	101,857	3,178,957
AtriCure, Inc. *	120,751	4,171,947
Avanos Medical, Inc. *	111,888	1,243,076
Aveanna Healthcare Holdings, Inc. *	121,709	1,101,466
Axogen, Inc. *	109,216	2,426,780
Beta Bionics, Inc. *(a)	95,694	2,604,791
Bioventus, Inc., Class A *	115,127	754,082
BrightSpring Health Services, Inc. *	266,539	8,809,114
Brookdale Senior Living, Inc. *	572,159	5,303,914
Butterfly Network, Inc. *	483,219	1,299,859
CapsoVision, Inc. *	14,091	68,764
Carlsmed, Inc. *	16,775	216,230
Castle Biosciences, Inc. *	71,402	1,820,751
Ceribell, Inc. *	62,211	709,205
Cerus Corp. *	447,425	657,715
Claritev Corp. *	18,906	1,230,781
ClearPoint Neuro, Inc. *	65,540	1,521,839
Clover Health Investments Corp., Class A *	1,003,315	3,541,702
Community Health Systems, Inc. *	326,312	1,266,091
Concentra Group Holdings Parent, Inc.	291,522	5,807,118
CONMED Corp.	77,516	3,410,704
CorVel Corp. *	72,609	5,369,436
Cross Country Healthcare, Inc. *	78,029	956,636
CVRx, Inc. *	40,122	408,843
Definitive Healthcare Corp. *	88,985	246,488
Delcath Systems, Inc. *	72,644	714,091
DocGo, Inc. *	229,986	250,685
Electromed, Inc. *	17,266	415,420
Embecta Corp.	146,161	1,949,788
Enhabit, Inc. *	123,710	1,005,762
Enovis Corp. *	142,302	4,445,514
Ensign Group, Inc.	140,145	25,240,114
Evolent Health, Inc., Class A *	290,192	1,935,581
Fulgent Genetics, Inc. *	51,192	1,149,260
GeneDx Holdings Corp. *	46,833	6,411,906
Glaukos Corp. *	139,305	12,268,591
Guardant Health, Inc. *	297,867	27,707,588
SECURITY	NUMBER OF SHARES	VALUE ($)
Haemonetics Corp. *	120,381	6,020,254
Health Catalyst, Inc. *	169,948	548,932
HealthEquity, Inc. *	212,877	20,133,907
HealthStream, Inc.	61,032	1,501,387
Hims & Hers Health, Inc. *	475,418	21,612,502
ICU Medical, Inc. *	60,367	7,249,473
Innovage Holding Corp. *	52,185	234,311
Inogen, Inc. *	60,805	501,033
Integer Holdings Corp. *	86,183	5,564,836
Integra LifeSciences Holdings Corp. *	166,524	1,999,953
iRadimed Corp.	20,318	1,560,626
iRhythm Technologies, Inc. *	79,415	14,874,429
Joint Corp. *	35,328	278,738
Kestra Medical Technologies Ltd. *	32,829	898,858
KORU Medical Systems, Inc. *	107,851	427,090
Lantheus Holdings, Inc. *	170,082	9,812,031
LeMaitre Vascular, Inc.	52,088	4,511,342
LENSAR, Inc. *	23,620	290,526
LifeMD, Inc. *	93,087	550,144
LifeStance Health Group, Inc. *	328,026	1,607,327
LivaNova PLC *	136,126	7,164,311
Lucid Diagnostics, Inc. *	174,868	211,590
Merit Medical Systems, Inc. *	145,871	12,769,547
Myomo, Inc. *	81,566	75,530
Nano-X Imaging Ltd. *	161,467	586,125
National HealthCare Corp.	31,555	3,768,929
National Research Corp.	31,549	421,495
Neogen Corp. *	544,405	3,358,979
NeoGenomics, Inc. *	320,836	3,134,568
Neuronetics, Inc. *	91,129	241,492
NeuroPace, Inc. *	60,493	601,300
Novocure Ltd. *	251,959	3,227,595
Nutex Health, Inc. *	8,640	1,063,238
Omada Health, Inc. *	22,886	562,309
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	115,580	3,880,021
Oncology Institute, Inc. *	147,534	658,002
OPKO Health, Inc. *	1,024,609	1,393,468
OptimizeRx Corp. *	39,424	807,798
Option Care Health, Inc. *	411,017	10,698,773
OraSure Technologies, Inc. *	181,209	496,513
Orthofix Medical, Inc. *	97,375	1,503,470
OrthoPediatrics Corp. *	42,576	716,980
Outset Medical, Inc. *	41,162	540,045
Owens & Minor, Inc. *	188,222	747,241
PACS Group, Inc. *	109,996	1,328,752
Pediatrix Medical Group, Inc. *	212,831	3,611,742
Pennant Group, Inc. *	84,181	2,081,796
Phreesia, Inc. *	142,105	3,217,257
Premier, Inc., Class A	205,796	5,786,984
Privia Health Group, Inc. *	287,143	6,977,575
PROCEPT BioRobotics Corp. *	131,259	4,466,744
Pro-Dex, Inc. *	5,295	191,891
Progyny, Inc. *	187,634	3,510,632
Pulmonx Corp. *	107,958	215,916
Pulse Biosciences, Inc. *	44,746	757,550
QuidelOrtho Corp. *	169,210	4,566,978
RadNet, Inc. *	170,118	12,927,267
RxSight, Inc. *	87,000	764,730
Sanara Medtech, Inc. *	7,567	221,713
SANUWAVE Health, Inc. *	17,672	511,428
SBC Medical Group Holdings, Inc. *	14,267	46,510
Schrodinger, Inc. *	139,859	2,942,633
Select Medical Holdings Corp.	279,814	3,869,828
Semler Scientific, Inc. *	30,018	794,276
Shoulder Innovations, Inc. *(a)	11,779	138,050
SI-BONE, Inc. *	95,386	1,414,574
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sight Sciences, Inc. *	103,559	524,009
Simulations Plus, Inc. *	41,901	719,859
Sonida Senior Living, Inc. *	13,712	355,141
STAAR Surgical Co. *	123,835	3,203,611
Stereotaxis, Inc. *	147,583	429,467
Surgery Partners, Inc. *	193,008	4,232,665
Surmodics, Inc. *	34,709	952,241
Tactile Systems Technology, Inc. *	56,337	848,999
Talkspace, Inc. *	358,271	1,157,215
Tandem Diabetes Care, Inc. *	166,671	2,333,394
Teladoc Health, Inc. *	438,480	3,784,082
TransMedics Group, Inc. *	82,904	10,905,192
Treace Medical Concepts, Inc. *	120,000	766,800
TruBridge, Inc. *	25,033	481,134
U.S. Physical Therapy, Inc.	37,771	3,258,504
UFP Technologies, Inc. *	18,781	3,617,972
Utah Medical Products, Inc.	7,844	455,736
Varex Imaging Corp. *	103,410	1,208,863
Viemed Healthcare, Inc. *	88,215	569,869
Waystar Holding Corp. *	272,858	9,781,959
		439,540,257

Household & Personal Products 0.5%
Beauty Health Co. *	287,460	411,068
Central Garden & Pet Co. *	20,890	640,696
Central Garden & Pet Co., Class A *	126,508	3,518,187
Edgewell Personal Care Co.	113,711	2,204,856
Energizer Holdings, Inc.	165,520	3,845,030
FitLife Brands, Inc. *	9,738	186,191
Herbalife Ltd. *	254,001	2,032,008
Honest Co., Inc. *	235,104	801,705
Interparfums, Inc.	45,754	4,078,969
Lifevantage Corp.	26,548	217,428
Medifast, Inc. *(c)	27,945	335,899
Nature's Sunshine Products, Inc. *	43,428	585,409
Nu Skin Enterprises, Inc., Class A	121,637	1,303,949
Oil-Dri Corp. of America	24,732	1,369,905
Olaplex Holdings, Inc. *	341,149	354,795
Spectrum Brands Holdings, Inc.	59,439	3,202,573
USANA Health Sciences, Inc. *	27,895	589,979
Waldencast PLC, Class A *	106,148	192,128
WD-40 Co.	33,999	6,605,326
		32,476,101

Insurance 1.9%
Abacus Global Management, Inc. *	100,895	506,493
Ambac Financial Group, Inc. *	107,836	885,334
American Coastal Insurance Corp., Class C	59,830	708,387
American Integrity Insurance Group, Inc. *	19,802	471,882
AMERISAFE, Inc.	47,023	1,884,682
Aspen Insurance Holdings Ltd., Class A *(a)	38,198	1,403,776
Ategrity Specialty Holdings LLC *	15,549	302,117
Baldwin Insurance Group, Inc., Class A *	175,947	3,888,429
Bowhead Specialty Holdings, Inc. *	39,347	942,754
Citizens, Inc. *(a)	113,268	630,903
CNO Financial Group, Inc.	240,081	9,608,042
Crawford & Co., Class A	42,596	461,315
Donegal Group, Inc., Class A	41,119	770,981
eHealth, Inc. *	71,975	373,550
Employers Holdings, Inc.	60,264	2,297,866
F&G Annuities & Life, Inc.	52,681	1,561,992
Fidelis Insurance Holdings Ltd.	145,475	2,615,640
Genworth Financial, Inc., Class A *	1,027,881	8,675,316
SECURITY	NUMBER OF SHARES	VALUE ($)
GoHealth, Inc., Class A *	12,060	47,758
Goosehead Insurance, Inc., Class A	60,291	4,140,183
Greenlight Capital Re Ltd., Class A *	65,308	791,533
Hamilton Insurance Group Ltd., Class B *	114,560	2,711,635
HCI Group, Inc.	25,776	5,258,562
Heritage Insurance Holdings, Inc. *	56,538	1,335,993
Hippo Holdings, Inc. *	45,059	1,657,270
Horace Mann Educators Corp.	101,634	4,544,056
Investors Title Co.	3,593	929,114
James River Group Holdings Ltd.	91,276	465,508
Kestrel Group Ltd. *	6,756	134,039
Kingstone Cos., Inc.	27,773	404,930
Kingsway Financial Services, Inc. *	52,737	750,975
Lemonade, Inc. *	138,884	8,344,151
MBIA, Inc. *	112,147	765,964
Mercury General Corp.	67,314	5,203,372
NI Holdings, Inc. *	16,317	215,384
Oscar Health, Inc., Class A *	484,219	8,715,942
Palomar Holdings, Inc. *	65,842	7,506,646
ProAssurance Corp. *	127,037	3,042,536
Root, Inc., Class A *	28,700	2,310,924
Safety Insurance Group, Inc.	36,919	2,537,443
Selective Insurance Group, Inc.	151,583	11,420,263
Selectquote, Inc. *	348,726	725,350
SiriusPoint Ltd. *	255,655	4,652,921
Skyward Specialty Insurance Group, Inc. *	89,225	4,067,768
Slide Insurance Holdings, Inc. *	66,524	1,063,719
Stewart Information Services Corp.	69,459	4,741,966
Tiptree, Inc.	57,630	1,020,627
Trupanion, Inc. *	92,594	3,702,834
United Fire Group, Inc.	52,472	1,586,228
Universal Insurance Holdings, Inc.	63,447	1,955,436
		134,740,489

Materials 4.0%
AdvanSix, Inc.	65,561	1,218,779
Alpha Metallurgical Resources, Inc. *	29,248	5,067,508
American Battery Technology Co. *	221,817	1,137,921
American Vanguard Corp. *	60,383	269,912
Ardagh Metal Packaging SA	347,836	1,241,775
Arq, Inc. *	76,316	506,738
Ascent Industries Co. *	19,308	234,785
ASP Isotopes, Inc. *	191,100	1,935,843
Aspen Aerogels, Inc. *	166,552	1,355,733
Avient Corp.	229,569	7,362,278
Balchem Corp.	81,838	12,553,131
Cabot Corp.	135,315	9,131,056
Caledonia Mining Corp. PLC	40,582	1,141,166
Century Aluminum Co. *	131,792	3,903,679
Chemours Co.	374,038	5,008,369
Clearwater Paper Corp. *	39,455	696,381
Coeur Mining, Inc. *	1,597,663	27,431,874
Commercial Metals Co.	283,047	16,801,670
Compass Minerals International, Inc. *	85,252	1,478,270
Constellium SE, Class A *	355,268	5,588,366
Contango ORE, Inc. *	21,508	461,562
Core Molding Technologies, Inc. *	21,614	387,107
Critical Metals Corp. *(a)	80,774	1,045,216
Dakota Gold Corp. *	216,723	884,230
Ecovyst, Inc. *	292,252	2,393,544
Ferroglobe PLC	299,858	1,454,311
Flotek Industries, Inc. *	35,803	619,750
Friedman Industries, Inc.	16,812	357,087
Greif, Inc., Class A	75,322	4,285,069
Hawkins, Inc.	48,733	6,912,776
HB Fuller Co.	136,524	7,832,382
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hecla Mining Co.	1,496,929	19,265,476
Idaho Strategic Resources, Inc. *	32,488	1,074,053
Ingevity Corp. *	91,115	4,894,698
Innospec, Inc.	62,706	4,613,907
Intrepid Potash, Inc. *	26,842	714,802
Ivanhoe Electric, Inc. *	213,383	3,155,935
Kaiser Aluminum Corp.	40,063	3,626,903
Knife River Corp. *	142,726	8,629,214
Koppers Holdings, Inc.	48,581	1,370,956
Kronos Worldwide, Inc.	52,547	258,531
Lifezone Metals Ltd. *	69,596	345,892
LSB Industries, Inc. *	135,629	1,143,352
Magnera Corp. *	83,613	760,042
Materion Corp.	51,656	5,921,327
Mativ Holdings, Inc.	135,775	1,450,077
Metallus, Inc. *	90,351	1,589,274
Minerals Technologies, Inc.	78,843	4,474,340
Myers Industries, Inc.	93,320	1,617,236
NioCorp Developments Ltd. *	173,423	1,278,128
Novagold Resources, Inc. *	757,234	6,277,470
O-I Glass, Inc. *	384,126	4,336,783
Olympic Steel, Inc.	24,671	912,827
Orion SA	138,222	732,577
Perimeter Solutions, Inc. *	347,535	8,170,548
Perpetua Resources Corp. *	187,321	4,501,324
PureCycle Technologies, Inc. *	324,361	3,756,100
Quaker Chemical Corp.	34,900	4,847,261
Ramaco Resources, Inc., Class A *	72,316	2,195,514
Ranpak Holdings Corp., Class A *	119,111	631,288
Rayonier Advanced Materials, Inc. *	159,671	1,109,713
Ryerson Holding Corp.	67,337	1,485,454
Sensient Technologies Corp.	105,471	9,944,861
Smith-Midland Corp. *	6,775	247,017
Solesence, Inc. *	47,387	154,955
SSR Mining, Inc. *	507,565	11,450,666
Stepan Co.	53,738	2,329,542
SunCoke Energy, Inc.	209,095	1,674,851
Sylvamo Corp.	85,257	3,461,434
Titan America SA *	59,757	882,013
Tredegar Corp. *	67,997	469,859
TriMas Corp.	82,391	2,927,352
Trinseo PLC	85,028	124,141
Tronox Holdings PLC	296,439	1,037,537
U.S. Antimony Corp. *	230,737	1,862,048
U.S. Gold Corp. *	30,625	469,175
U.S. Goldmining, Inc. *	4,106	47,424
U.S. Lime & Minerals, Inc.	26,998	3,164,706
Valhi, Inc.	6,412	88,934
Vox Royalty Corp.	112,860	481,912
Warrior Met Coal, Inc.	130,090	8,825,306
Worthington Steel, Inc.	82,061	2,625,131
		288,108,134

Media & Entertainment 2.0%
Advantage Solutions, Inc. *	235,258	301,130
Altice USA, Inc., Class A *	654,761	1,460,117
AMC Entertainment Holdings, Inc., Class A *	1,082,861	2,804,610
AMC Networks, Inc., Class A *	79,753	604,528
Angi, Inc. *	101,485	1,346,706
Arena Group Holdings, Inc. *	32,213	179,426
Atlanta Braves Holdings, Inc., Class C *	133,214	5,424,474
Boston Omaha Corp., Class A *	54,422	692,248
Bumble, Inc., Class A *	183,016	1,015,739
Cable One, Inc.	12,798	1,901,143
Cargurus, Inc. *	205,483	7,216,563
Cars.com, Inc. *	143,547	1,541,695
SECURITY	NUMBER OF SHARES	VALUE ($)
Cinemark Holdings, Inc.	259,683	7,014,038
CuriosityStream, Inc.	80,383	348,862
EchoStar Corp., Class A *	338,338	25,331,366
Emerald Holding, Inc.	34,750	152,553
Entravision Communications Corp., Class A	160,520	332,276
Eventbrite, Inc., Class A *	186,520	430,861
EverQuote, Inc., Class A *	69,269	1,492,054
EW Scripps Co., Class A *(c)	151,062	367,081
fuboTV, Inc. *	828,971	3,133,510
Gaia, Inc. *	42,547	212,310
Gambling.com Group Ltd. *	41,763	297,770
Gannett Co., Inc. *	346,132	1,834,500
Getty Images Holdings, Inc. *(a)	266,092	500,253
Golden Matrix Group, Inc. *	54,047	55,668
Gray Media, Inc.	220,015	1,005,469
Grindr, Inc. *	83,310	1,154,677
Ibotta, Inc., Class A *(a)	34,851	1,124,293
iHeartMedia, Inc., Class A *	297,721	884,231
IMAX Corp. *	109,334	3,552,262
Integral Ad Science Holding Corp. *	188,985	1,929,537
John Wiley & Sons, Inc., Class A	102,866	3,792,669
Lionsgate Studios Corp. *	512,514	3,295,465
Madison Square Garden Entertainment Corp., Class A *	99,039	4,373,562
Magnite, Inc. *	349,684	6,252,350
Marcus Corp.	57,528	828,403
MediaAlpha, Inc., Class A *	83,148	1,060,137
National CineMedia, Inc.	161,398	713,379
Newsmax, Inc. *(a)	27,546	275,460
Nextdoor Holdings, Inc. *	532,035	1,037,468
Nexxen International Ltd. *	95,026	781,114
Playstudios, Inc. *	223,185	207,562
Playtika Holding Corp.	140,419	515,338
PubMatic, Inc., Class A *	105,108	878,703
QuinStreet, Inc. *	135,429	2,002,995
Reservoir Media, Inc. *	52,271	397,260
Rumble, Inc. *(a)	266,580	1,828,739
Scholastic Corp.	50,614	1,451,103
Shutterstock, Inc.	61,293	1,534,164
Sinclair, Inc.	96,461	1,317,657
Sphere Entertainment Co. *	69,417	4,753,676
Stagwell, Inc., Class A *	283,647	1,347,323
Starz Entertainment Corp. *	28,741	302,068
Teads Holding Co. *	90,114	133,369
TechTarget, Inc. *	72,676	398,991
TEGNA, Inc.	401,547	7,898,429
Thryv Holdings, Inc. *	91,223	703,329
Travelzoo *	15,929	134,122
TripAdvisor, Inc. *	290,827	4,670,682
TrueCar, Inc. *	203,987	448,771
Vimeo, Inc. *	369,822	2,884,612
Vivid Seats, Inc., Class A *	8,227	102,097
Webtoon Entertainment, Inc. *(a)	45,321	794,477
WideOpenWest, Inc. *	123,850	635,351
Yelp, Inc., Class A *	154,193	5,085,285
Ziff Davis, Inc. *	104,378	3,538,414
ZipRecruiter, Inc., Class A *	169,730	789,245
		142,805,719

Pharmaceuticals, Biotechnology & Life Sciences 10.8%
10X Genomics, Inc., Class A *	268,283	3,659,380
4D Molecular Therapeutics, Inc. *	100,782	1,158,993
Aardvark Therapeutics, Inc. *	14,240	152,226
Abeona Therapeutics, Inc. *	109,034	524,454
Absci Corp. *(a)	328,121	1,404,358
ACADIA Pharmaceuticals, Inc. *	310,691	7,052,686
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aclaris Therapeutics, Inc. *	208,877	526,370
Actuate Therapeutics, Inc. *(a)	14,765	98,335
Adaptive Biotechnologies Corp. *	372,880	6,473,197
ADC Therapeutics SA *	182,012	811,774
ADMA Biologics, Inc. *	578,193	8,950,428
Agios Pharmaceuticals, Inc. *	140,903	6,092,646
Akebia Therapeutics, Inc. *	626,235	1,383,979
Akero Therapeutics, Inc. *	174,293	9,446,681
Aldeyra Therapeutics, Inc. *	131,344	665,914
Alector, Inc. *	172,462	253,519
Alkermes PLC *	404,186	12,408,510
Allogene Therapeutics, Inc. *	380,073	471,291
Alpha Teknova, Inc. *	27,270	143,168
Altimmune, Inc. *	204,446	828,006
Alumis, Inc. *	139,202	661,209
Amicus Therapeutics, Inc. *	694,537	6,271,669
Amneal Pharmaceuticals, Inc. *	375,025	4,057,770
Amphastar Pharmaceuticals, Inc. *	92,344	2,354,772
Amylyx Pharmaceuticals, Inc. *	172,247	2,399,401
AnaptysBio, Inc. *	49,083	1,795,456
Anavex Life Sciences Corp. *(a)	205,980	1,641,661
ANI Pharmaceuticals, Inc. *	45,367	4,110,250
Anika Therapeutics, Inc. *	30,467	297,053
Annexon, Inc. *	234,908	742,309
Apogee Therapeutics, Inc. *	81,522	4,613,330
Aquestive Therapeutics, Inc. *	215,267	1,468,121
Arbutus Biopharma Corp. *	377,914	1,787,533
Arcellx, Inc. *	85,472	7,713,848
Arcturus Therapeutics Holdings, Inc. *	63,187	629,974
Arcus Biosciences, Inc. *	172,639	3,404,441
Arcutis Biotherapeutics, Inc. *	267,076	6,759,694
Ardelyx, Inc. *	588,610	3,566,977
ArriVent Biopharma, Inc. *(a)	61,614	1,154,030
Arrowhead Pharmaceuticals, Inc. *	300,820	12,751,760
ARS Pharmaceuticals, Inc. *(a)	147,221	1,319,100
Arvinas, Inc. *	163,861	1,661,551
Astria Therapeutics, Inc. *	91,576	1,156,605
Atea Pharmaceuticals, Inc. *	193,033	627,357
Atlantic International Corp. *	26,705	73,973
aTyr Pharma, Inc. *	218,862	189,534
Aura Biosciences, Inc. *	109,586	671,762
Aurinia Pharmaceuticals, Inc. *	290,602	3,827,228
Avadel Pharmaceuticals PLC *	223,079	4,213,962
Avidity Biosciences, Inc. *	254,036	17,744,415
Avita Medical, Inc. *(a)	30,634	118,554
Axsome Therapeutics, Inc. *	100,801	13,607,127
Azenta, Inc. *	101,928	3,078,226
Beam Therapeutics, Inc. *	238,683	5,969,462
Benitec Biopharma, Inc. *	36,274	593,443
Bicara Therapeutics, Inc. *	86,105	1,399,206
BioAge Labs, Inc. *	59,549	450,786
BioCryst Pharmaceuticals, Inc. *	523,281	3,830,417
Biohaven Ltd. *	225,447	3,877,688
BioLife Solutions, Inc. *	94,725	2,639,986
Biote Corp., Class A *	65,711	188,591
Bridgebio Pharma, Inc. *	389,928	24,425,090
Bright Minds Biosciences, Inc. *	11,604	635,319
Candel Therapeutics, Inc. *(a)	106,001	570,285
Capricor Therapeutics, Inc. *(a)	97,049	631,789
Cardiff Oncology, Inc. *(a)	160,214	376,503
CareDx, Inc. *	136,321	2,044,815
Cartesian Therapeutics, Inc. *	24,889	203,343
Catalyst Pharmaceuticals, Inc. *	288,729	6,141,266
Celcuity, Inc. *	73,671	5,684,454
Celldex Therapeutics, Inc. *	163,447	4,368,938
CG oncology, Inc. *	139,484	6,035,473
Cidara Therapeutics, Inc. *	38,592	4,215,790
Codexis, Inc. *	204,375	484,369
SECURITY	NUMBER OF SHARES	VALUE ($)
Cogent Biosciences, Inc. *	324,264	5,285,503
Coherus Oncology, Inc. *(a)	258,830	434,834
Collegium Pharmaceutical, Inc. *	79,913	2,876,868
Compass Therapeutics, Inc. *	247,897	927,135
CorMedix, Inc. *	175,790	1,956,543
Corvus Pharmaceuticals, Inc. *	147,820	1,188,473
Crinetics Pharmaceuticals, Inc. *	225,486	9,808,641
CRISPR Therapeutics AG *	206,112	13,189,107
CryoPort, Inc. *	121,974	1,127,040
Cullinan Therapeutics, Inc. *	128,792	1,115,339
Cytek Biosciences, Inc. *	291,904	1,138,426
Cytokinetics, Inc. *	291,358	18,527,455
Day One Biopharmaceuticals, Inc. *	181,218	1,348,262
Denali Therapeutics, Inc. *	330,341	5,377,951
Design Therapeutics, Inc. *	59,501	398,657
DiaMedica Therapeutics, Inc. *	79,176	558,983
Dianthus Therapeutics, Inc. *	40,993	1,433,935
Disc Medicine, Inc. *	57,529	4,960,150
Dynavax Technologies Corp. *	256,895	2,635,743
Dyne Therapeutics, Inc. *	272,045	6,142,776
Edgewise Therapeutics, Inc. *	168,492	3,080,034
Editas Medicine, Inc. *	210,656	648,820
Eledon Pharmaceuticals, Inc. *	143,144	618,382
Emergent BioSolutions, Inc. *	135,537	1,691,502
Enanta Pharmaceuticals, Inc. *	49,270	539,999
Enliven Therapeutics, Inc. *	104,862	2,455,868
Entrada Therapeutics, Inc. *	70,446	489,600
Erasca, Inc. *	433,351	1,048,709
Esperion Therapeutics, Inc. *	502,439	1,492,244
Eton Pharmaceuticals, Inc. *	63,990	1,152,460
Evolus, Inc. *	146,248	944,762
EyePoint Pharmaceuticals, Inc. *	146,458	1,917,135
Fate Therapeutics, Inc. *	271,470	366,485
Fennec Pharmaceuticals, Inc. *	57,249	469,442
Foghorn Therapeutics, Inc. *	82,203	362,515
Fortrea Holdings, Inc. *	226,245	2,366,523
Fulcrum Therapeutics, Inc. *	107,588	941,395
Geron Corp. *	1,363,940	1,718,564
Ginkgo Bioworks Holdings, Inc. *	97,624	1,268,136
Gossamer Bio, Inc. *	465,881	1,141,408
GRAIL, Inc. *	77,452	7,120,162
Greenwich Lifesciences, Inc. *(a)	16,290	150,031
Gyre Therapeutics, Inc. *	22,358	173,275
Harmony Biosciences Holdings, Inc. *	109,061	3,115,873
Harrow, Inc. *	78,669	2,971,328
Heron Therapeutics, Inc. *(a)	384,594	446,129
Humacyte, Inc. *(a)	314,911	525,901
Ideaya Biosciences, Inc. *	200,270	6,380,602
ImmunityBio, Inc. *(a)	575,935	1,382,244
Immunome, Inc. *	192,682	3,096,400
Immunovant, Inc. *	170,976	4,219,688
Indivior PLC *	302,789	8,892,913
Inhibikase Therapeutics, Inc. *	152,298	223,878
Inhibrx Biosciences, Inc. *	22,793	1,861,276
Inmune Bio, Inc. *(a)	41,825	76,540
Innoviva, Inc. *	156,345	2,845,479
Intellia Therapeutics, Inc. *	247,224	3,119,967
Iovance Biotherapeutics, Inc. *	645,250	1,271,142
Ironwood Pharmaceuticals, Inc., Class A *	398,908	765,903
Jade Biosciences, Inc.	81,618	799,856
Janux Therapeutics, Inc. *	97,486	2,798,823
Journey Medical Corp. *	30,451	247,262
KalVista Pharmaceuticals, Inc. *	92,410	1,008,193
Keros Therapeutics, Inc. *	84,608	1,287,734
Kodiak Sciences, Inc. *	82,029	1,486,776
Korro Bio, Inc. *	16,310	667,242
Krystal Biotech, Inc. *	61,828	12,211,648
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kura Oncology, Inc. *	199,429	2,048,136
Kymera Therapeutics, Inc. *	125,830	7,781,327
Larimar Therapeutics, Inc. *	117,274	456,196
LENZ Therapeutics, Inc. *	40,341	1,198,935
Lexeo Therapeutics, Inc. *	64,131	641,951
Lifecore Biomedical, Inc. *	69,255	497,943
Ligand Pharmaceuticals, Inc. *	47,575	9,101,573
Liquidia Corp. *	159,936	3,896,041
Madrigal Pharmaceuticals, Inc. *	46,386	19,431,095
MannKind Corp. *	755,710	4,224,419
Maravai LifeSciences Holdings, Inc., Class A *	272,451	855,496
MaxCyte, Inc. *	252,206	388,397
Maze Therapeutics, Inc. *	48,713	1,603,145
MBX Biosciences, Inc. *	38,074	836,105
MediWound Ltd. *(a)	19,358	354,832
MeiraGTx Holdings PLC *	104,030	944,592
Mesa Laboratories, Inc.	13,244	952,111
Metsera, Inc. *	133,296	8,402,980
MiMedx Group, Inc. *	293,290	2,243,668
Mind Medicine MindMed, Inc. *	188,380	2,674,996
Mineralys Therapeutics, Inc. *	97,466	3,982,461
Mirum Pharmaceuticals, Inc. *	100,777	7,321,449
Monopar Therapeutics, Inc. *	8,797	757,950
Monte Rosa Therapeutics, Inc. *	116,434	1,496,177
Myriad Genetics, Inc. *	225,073	1,809,587
Neurogene, Inc. *	24,720	846,907
Niagen Bioscience, Inc. *	127,901	964,374
Nkarta, Inc. *	106,644	225,019
Novavax, Inc. *	374,085	3,142,314
Nurix Therapeutics, Inc. *	188,474	2,438,854
Nuvalent, Inc., Class A *	107,163	10,643,429
Nuvation Bio, Inc. *(a)	623,854	3,256,518
Nuvectis Pharma, Inc. *(a)	32,382	217,283
Ocular Therapeutix, Inc. *	432,281	5,040,396
Olema Pharmaceuticals, Inc. *	150,061	1,346,047
Omeros Corp., Class B *	162,287	1,189,564
OmniAb, Inc. *	233,766	362,337
Organogenesis Holdings, Inc., Class A *	171,895	730,554
ORIC Pharmaceuticals, Inc. *	144,888	1,906,726
Oruka Therapeutics, Inc. *	67,857	1,911,532
Pacific Biosciences of California, Inc. *(a)	685,060	1,603,040
Pacira BioSciences, Inc. *	114,534	2,448,737
Palvella Therapeutics, Inc. *	17,226	1,375,324
Personalis, Inc. *	125,201	1,206,938
Perspective Therapeutics, Inc. *	148,768	406,137
Phathom Pharmaceuticals, Inc. *	105,923	1,435,257
Phibro Animal Health Corp., Class A	50,746	2,134,377
Praxis Precision Medicines, Inc. *	51,600	10,256,016
Precigen, Inc. *	376,231	1,557,596
Prestige Consumer Healthcare, Inc. *	123,485	7,483,191
Prime Medicine, Inc. *	187,814	927,801
Protagonist Therapeutics, Inc. *	145,159	11,412,401
Protalix BioTherapeutics, Inc. *	175,070	414,916
Protara Therapeutics, Inc. *	80,774	418,409
Prothena Corp. PLC *	101,730	1,093,597
PTC Therapeutics, Inc. *	193,594	13,224,406
Puma Biotechnology, Inc. *	105,919	540,187
Quanterix Corp. *	103,311	551,681
Quantum-Si, Inc. *(a)	391,443	841,602
Rapport Therapeutics, Inc. *	43,767	1,266,179
Recursion Pharmaceuticals, Inc., Class A *(a)	915,140	5,051,573
REGENXBIO, Inc. *	116,524	1,488,011
Relay Therapeutics, Inc. *	330,848	2,362,255
Replimune Group, Inc. *	172,627	1,679,661
Rezolute, Inc. *	192,946	1,798,257
Rhythm Pharmaceuticals, Inc. *	130,408	14,835,214
SECURITY	NUMBER OF SHARES	VALUE ($)
Rigel Pharmaceuticals, Inc. *	43,259	1,366,119
Rocket Pharmaceuticals, Inc. *	211,740	798,260
Sana Biotechnology, Inc. *(a)	331,405	1,640,455
Savara, Inc. *	284,913	1,182,389
Scholar Rock Holding Corp. *	202,865	6,008,861
SELLAS Life Sciences Group, Inc. *(a)	256,407	466,661
Septerna, Inc. *	53,774	1,107,744
SIGA Technologies, Inc.	103,165	854,206
Sionna Therapeutics, Inc. *	31,026	1,185,503
Soleno Therapeutics, Inc. *	104,265	7,002,437
Solid Biosciences, Inc. *	147,212	793,473
Spyre Therapeutics, Inc. *	123,522	3,021,348
Standard BioTools, Inc. *	731,026	877,231
Stoke Therapeutics, Inc. *	111,985	3,364,029
Supernus Pharmaceuticals, Inc. *	134,555	7,418,017
Syndax Pharmaceuticals, Inc. *	212,981	2,917,840
Tango Therapeutics, Inc. *	178,967	1,451,422
Tarsus Pharmaceuticals, Inc. *	97,500	6,708,975
Taysha Gene Therapies, Inc. *	530,167	2,629,628
Tectonic Therapeutic, Inc. *	27,647	504,558
Terns Pharmaceuticals, Inc. *	181,547	1,499,578
Tevogen Bio Holdings, Inc. *	76,475	48,057
TG Therapeutics, Inc. *	361,786	12,582,917
Theravance Biopharma, Inc. *	94,550	1,386,103
Third Harmonic Bio, Inc. *(b)	63,409	1,268
Tonix Pharmaceuticals Holding Corp. *	22,089	411,297
Travere Therapeutics, Inc. *	219,911	7,732,071
Trevi Therapeutics, Inc. *	218,101	2,543,058
TriSalus Life Sciences, Inc. *	47,305	224,226
TuHURA Biosciences, Inc. *	64,032	163,282
Tvardi Therapeutics, Inc. *(a)	11,773	54,744
Twist Bioscience Corp. *	146,838	4,829,502
Tyra Biosciences, Inc. *	60,564	959,334
Upstream Bio, Inc. *	81,881	2,116,624
UroGen Pharma Ltd. *	91,038	1,863,548
Vanda Pharmaceuticals, Inc. *	139,069	604,950
Vaxcyte, Inc. *	285,220	12,914,762
Vera Therapeutics, Inc., Class A *	128,416	3,654,719
Veracyte, Inc. *	195,713	7,061,325
Verastem, Inc. *	114,115	1,078,387
Vericel Corp. *	125,485	4,399,504
Vir Biotechnology, Inc. *	223,945	1,334,712
Viridian Therapeutics, Inc. *	174,944	4,133,927
Voyager Therapeutics, Inc. *	114,888	536,527
WaVe Life Sciences Ltd. *	279,873	2,530,052
Xencor, Inc. *	176,086	2,590,225
Xenon Pharmaceuticals, Inc. *	189,599	7,947,990
Xeris Biopharma Holdings, Inc. *	383,239	3,717,418
XOMA Royalty Corp. *	23,488	774,634
Zenas Biopharma, Inc. *(a)	40,633	1,269,781
Zevra Therapeutics, Inc. *	134,418	1,368,375
Zymeworks, Inc. *	123,425	2,355,566
		779,959,447

Real Estate Management & Development 0.6%
American Realty Investors, Inc. *	3,281	51,676
Anywhere Real Estate, Inc. *	263,875	2,651,944
Compass, Inc., Class A *	1,165,529	8,986,229
Cushman & Wakefield PLC *	577,568	9,067,818
Douglas Elliman, Inc. *	184,323	455,278
eXp World Holdings, Inc.	219,914	2,251,919
Forestar Group, Inc. *	47,742	1,241,769
FRP Holdings, Inc. *	29,321	694,908
Kennedy-Wilson Holdings, Inc.	300,501	2,271,788
Logistic Properties of The Americas, Class A *	7,814	26,489
Marcus & Millichap, Inc.	60,006	1,752,775
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maui Land & Pineapple Co., Inc. *	16,141	258,256
Newmark Group, Inc., Class A	388,305	6,923,478
RE/MAX Holdings, Inc., Class A *	47,268	374,835
Real Brokerage, Inc. *	267,424	994,817
RMR Group, Inc., Class A	37,895	586,236
Seaport Entertainment Group, Inc. *	18,541	446,282
St. Joe Co.	95,053	5,397,109
Stratus Properties, Inc. *	16,706	313,906
Tejon Ranch Co. *	52,220	826,120
Transcontinental Realty Investors, Inc. *	4,778	214,150
		45,787,782

Semiconductors & Semiconductor Equipment 3.9%
ACM Research, Inc., Class A *	126,165	5,230,801
Aehr Test Systems *	70,699	1,837,467
Aeluma, Inc. *	24,227	395,142
Alpha & Omega Semiconductor Ltd. *	62,500	1,753,750
Ambarella, Inc. *	101,616	8,660,732
Ambiq Micro, Inc. *	11,595	354,343
Atomera, Inc. *(a)	73,502	232,266
Axcelis Technologies, Inc. *	80,529	6,406,887
Blaize Holdings, Inc. *(a)	183,327	716,809
CEVA, Inc. *	58,138	1,581,935
Cohu, Inc. *	114,222	2,717,341
Credo Technology Group Holding Ltd. *	369,584	69,341,350
Diodes, Inc. *	114,551	6,112,441
FormFactor, Inc. *	194,369	10,680,577
Ichor Holdings Ltd. *	84,161	1,908,771
Impinj, Inc. *	64,689	13,077,528
indie Semiconductor, Inc., Class A *(a)	486,491	2,617,322
Kopin Corp. *	397,043	1,373,769
Kulicke & Soffa Industries, Inc.	128,614	5,135,557
MaxLinear, Inc. *	203,771	3,087,131
Navitas Semiconductor Corp., Class A *(a)	332,591	4,476,675
NVE Corp.	12,067	833,226
PDF Solutions, Inc. *	79,283	2,309,514
Penguin Solutions, Inc. *	129,897	2,892,806
Photronics, Inc. *	144,944	3,464,162
Power Integrations, Inc.	141,453	5,925,466
Rambus, Inc. *	269,233	27,687,922
Rigetti Computing, Inc. *	797,095	35,287,396
Semtech Corp. *	217,707	14,773,597
Silicon Laboratories, Inc. *	80,442	10,544,337
SiTime Corp. *	53,254	15,424,489
SkyWater Technology, Inc. *	64,411	1,126,226
Synaptics, Inc. *	95,790	6,795,343
Ultra Clean Holdings, Inc. *	111,403	3,053,556
Veeco Instruments, Inc. *	142,407	4,094,201
		281,910,835

Software & Services 7.0%
8x8, Inc. *	338,209	622,305
A10 Networks, Inc.	179,670	3,205,313
ACI Worldwide, Inc. *	262,854	12,519,736
Adeia, Inc.	271,209	4,621,401
Agilysys, Inc. *	64,574	8,101,454
Airship AI Holdings, Inc., Class A *(a)	49,951	237,267
Alarm.com Holdings, Inc. *	118,981	5,856,245
Alkami Technology, Inc. *	170,481	3,459,060
Amplitude, Inc., Class A *	223,040	2,241,552
Appian Corp., Class A *	97,867	2,929,159
Applied Digital Corp. *	534,492	18,525,493
Arteris, Inc. *	69,808	950,087
Asana, Inc., Class A *	216,348	3,039,689
ASGN, Inc. *	106,994	4,789,052
SECURITY	NUMBER OF SHARES	VALUE ($)
AudioEye, Inc. *	20,864	320,680
AvePoint, Inc. *	331,801	4,668,440
Backblaze, Inc., Class A *	133,702	1,378,468
BigBear.ai Holdings, Inc. *	721,315	4,991,500
Bit Digital, Inc. *	794,940	2,909,480
Bitdeer Technologies Group, Class A *	223,857	4,969,625
Blackbaud, Inc. *	95,706	6,129,012
BlackLine, Inc. *	130,060	7,445,935
Blend Labs, Inc., Class A *	519,447	1,719,370
Box, Inc., Class A *	350,263	11,239,940
Braze, Inc., Class A *	199,438	5,715,893
C3.ai, Inc., Class A *	304,985	5,361,636
Cerence, Inc. *	101,110	1,084,910
Cipher Mining, Inc. *	660,677	12,321,626
Cleanspark, Inc. *	691,428	12,307,418
Clear Secure, Inc., Class A	209,066	6,370,241
Clearwater Analytics Holdings, Inc., Class A *	615,108	11,324,138
Commerce.com, Inc. *	164,132	759,931
Commvault Systems, Inc. *	111,582	15,534,446
Consensus Cloud Solutions, Inc. *	48,744	1,429,174
Core Scientific, Inc. *	708,343	15,257,708
Crexendo, Inc. *	36,277	234,712
CS Disco, Inc. *	58,837	371,850
CSP, Inc.	17,269	230,369
Daily Journal Corp. *	3,148	1,275,066
Digimarc Corp. *	38,990	379,373
Digital Turbine, Inc. *	262,689	1,639,179
DigitalOcean Holdings, Inc. *	170,808	6,945,053
Domo, Inc., Class B *	80,963	1,109,193
D-Wave Quantum, Inc. *	770,780	28,565,107
eGain Corp. *	43,103	621,545
EverCommerce, Inc. *	36,080	418,167
Expensify, Inc., Class A *	149,882	244,308
Fastly, Inc., Class A *	342,054	2,835,628
Five9, Inc. *	191,035	4,638,330
Freshworks, Inc., Class A *	502,433	5,577,006
Grid Dynamics Holdings, Inc. *	164,986	1,540,969
Hackett Group, Inc.	62,947	1,139,970
Hut 8 Corp. *	234,887	11,899,375
I3 Verticals, Inc., Class A *	57,255	1,760,591
Information Services Group, Inc.	85,994	473,827
Intapp, Inc. *	141,353	5,425,128
InterDigital, Inc.	64,636	23,395,647
Jamf Holding Corp. *	180,250	2,316,213
Kaltura, Inc. *	226,391	350,906
Life360, Inc. *	40,220	3,970,116
LiveRamp Holdings, Inc. *	161,179	4,406,634
MARA Holdings, Inc. *	927,436	16,944,256
Mercurity Fintech Holding, Inc. *	79,651	831,556
Mitek Systems, Inc. *	111,788	1,029,568
N-able, Inc. *	177,774	1,391,970
NCR Voyix Corp. *	347,442	3,964,313
NextNav, Inc. *	219,734	2,933,449
ON24, Inc. *	92,995	513,332
OneSpan, Inc.	90,039	1,026,445
Ooma, Inc. *	63,482	712,903
Pagaya Technologies Ltd., Class A *	115,096	3,094,932
PagerDuty, Inc. *	212,115	3,406,567
PAR Technology Corp. *	100,296	3,544,461
Porch Group, Inc. *	200,135	3,012,032
Progress Software Corp. *	107,024	4,563,503
PROS Holdings, Inc. *	109,241	2,518,005
Q2 Holdings, Inc. *	155,237	9,587,437
Qualys, Inc. *	91,097	11,228,616
Rackspace Technology, Inc. *	208,157	333,051
Rapid7, Inc. *	158,473	2,933,335
Red Violet, Inc.	28,135	1,508,880
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ReposiTrak, Inc.	29,236	438,832
Rezolve AI PLC *(a)	366,408	1,571,890
Rimini Street, Inc. *	121,828	484,875
Riot Platforms, Inc. *	870,075	17,210,084
Sapiens International Corp. NV	77,849	3,351,400
SEMrush Holdings, Inc., Class A *	128,080	929,861
Silvaco Group, Inc. *	20,263	119,349
SoundHound AI, Inc., Class A *	914,040	16,105,385
SoundThinking, Inc. *	23,980	224,213
Sprinklr, Inc., Class A *	281,164	2,170,586
Sprout Social, Inc., Class A *	129,444	1,329,390
SPS Commerce, Inc. *	95,039	7,816,007
Synchronoss Technologies, Inc. *	25,653	134,550
Telos Corp. *	131,840	904,422
Tenable Holdings, Inc. *	303,001	8,793,089
Terawulf, Inc. *	707,838	10,971,489
TSS, Inc. *	45,911	930,157
Tucows, Inc., Class A *	17,011	325,931
Unisys Corp. *	169,105	603,705
Varonis Systems, Inc., Class B *	275,485	9,705,337
Verint Systems, Inc. *	150,485	3,051,836
Vertex, Inc., Class A *	161,616	3,701,006
Viant Technology, Inc., Class A *	33,616	298,510
VTEX, Class A *	144,196	647,440
Weave Communications, Inc. *	146,684	1,086,928
WM Technology, Inc. *	218,931	229,878
Workiva, Inc., Class A *	125,317	10,653,198
Xperi, Inc. *	108,531	729,328
Yext, Inc. *	253,513	2,147,255
Zeta Global Holdings Corp., Class A *	464,855	8,362,742
		506,208,930

Technology Hardware & Equipment 5.4%
908 Devices, Inc. *	68,459	546,303
ADTRAN Holdings, Inc. *	183,948	1,916,738
Advanced Energy Industries, Inc.	94,061	19,068,987
Aeva Technologies, Inc. *	76,019	1,242,150
Applied Optoelectronics, Inc. *	135,176	4,806,859
Arlo Technologies, Inc. *	248,228	4,800,730
Aviat Networks, Inc. *	28,635	714,730
Badger Meter, Inc.	73,940	13,342,473
Bel Fuse, Inc., Class B	29,608	4,559,336
Belden, Inc.	98,758	12,033,662
Benchmark Electronics, Inc.	88,813	3,891,786
BK Technologies Corp. *	7,494	559,877
Calix, Inc. *	147,116	10,065,677
Clearfield, Inc. *	29,135	1,028,466
Climb Global Solutions, Inc.	9,750	1,083,030
CommScope Holding Co., Inc. *	532,424	9,210,935
CompoSecure, Inc., Class A *	109,149	2,167,699
Corsair Gaming, Inc. *	114,628	934,218
CPI Card Group, Inc. *	14,680	229,595
CTS Corp.	72,830	3,023,173
Daktronics, Inc. *	96,326	1,809,966
Diebold Nixdorf, Inc. *	63,423	3,751,470
Digi International, Inc. *	90,979	3,337,110
Eastman Kodak Co. *	160,092	1,014,983
ePlus, Inc.	65,887	4,820,293
Evolv Technologies Holdings, Inc. *	288,064	2,229,615
Extreme Networks, Inc. *	329,515	6,267,375
Fabrinet *	90,141	39,713,420
Frequency Electronics, Inc. *	16,461	604,448
Harmonic, Inc. *	281,939	3,016,747
Immersion Corp.	68,023	455,074
Inseego Corp. *	30,694	510,748
Insight Enterprises, Inc. *	72,198	7,219,800
IonQ, Inc. *	689,859	43,033,404
SECURITY	NUMBER OF SHARES	VALUE ($)
Itron, Inc. *	113,450	11,382,438
Kimball Electronics, Inc. *	61,156	1,778,111
Knowles Corp. *	213,046	5,030,016
Methode Electronics, Inc.	84,915	571,478
MicroVision, Inc. *(a)	622,976	728,882
Mirion Technologies, Inc., Class A *	586,815	17,234,757
M-Tron Industries, Inc. *	6,125	337,610
Napco Security Technologies, Inc.	86,229	3,807,010
Neonode, Inc. *	26,356	80,122
NETGEAR, Inc. *	69,342	2,407,554
NetScout Systems, Inc. *	173,779	4,831,056
nLight, Inc. *	119,576	3,947,204
Novanta, Inc. *	90,063	11,438,902
OSI Systems, Inc. *	40,008	11,140,628
Ouster, Inc. *	126,781	4,229,414
PC Connection, Inc.	27,735	1,691,003
Plexus Corp. *	67,049	9,380,155
Powerfleet, Inc. NJ *	313,035	1,596,479
Quantum Computing, Inc. *(a)	333,551	5,573,637
Red Cat Holdings, Inc. *(a)	213,325	2,399,906
Ribbon Communications, Inc. *	233,194	783,532
Richardson Electronics Ltd.	29,832	321,589
Rogers Corp. *	46,173	4,041,984
Sanmina Corp. *	130,425	17,874,746
ScanSource, Inc. *	52,240	2,241,357
TTM Technologies, Inc. *	251,488	16,899,994
Turtle Beach Corp. *	37,774	638,381
Viasat, Inc. *	294,015	11,707,677
Viavi Solutions, Inc. *	552,564	9,780,383
Vishay Intertechnology, Inc.	301,640	5,121,847
Vishay Precision Group, Inc. *	29,547	1,106,831
Vuzix Corp. *(a)	161,100	539,685
Xerox Holdings Corp.	290,122	963,205
		384,618,450

Telecommunication Services 0.8%
Anterix, Inc. *	28,130	568,789
ATN International, Inc.	25,681	373,145
Bandwidth, Inc., Class A *	68,091	1,099,670
Cogent Communications Holdings, Inc.	112,362	4,634,933
Globalstar, Inc. *	125,081	6,805,657
Gogo, Inc. *	192,861	1,755,035
IDT Corp., Class B	40,393	2,046,309
Liberty Latin America Ltd., Class C *	387,590	3,065,837
Lumen Technologies, Inc. *	2,379,898	24,465,351
Shenandoah Telecommunications Co.	127,447	1,570,147
Spok Holdings, Inc.	50,891	727,232
Telephone & Data Systems, Inc.	248,311	9,639,433
Uniti Group, Inc.	353,804	2,037,911
		58,789,449

Transportation 1.1%
Allegiant Travel Co. *	35,851	2,229,215
ArcBest Corp.	56,895	4,228,436
Arrive AI, Inc. *	9,211	46,147
Costamare Bulkers Holdings Ltd. *	21,909	283,502
Costamare, Inc.	110,548	1,350,897
Covenant Logistics Group, Inc., Class A	40,918	825,316
flyExclusive, Inc. *	12,799	49,532
Forward Air Corp. *	52,921	995,444
Frontier Group Holdings, Inc. *	211,309	815,653
FTAI Infrastructure, Inc.	269,871	1,441,111
Genco Shipping & Trading Ltd.	84,291	1,436,319
Heartland Express, Inc.	110,022	858,172
Hertz Global Holdings, Inc. *(a)	295,452	1,515,669
Himalaya Shipping Ltd. *	73,705	577,847
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hub Group, Inc., Class A	149,311	5,499,124
JetBlue Airways Corp. *	825,427	3,466,793
Joby Aviation, Inc. *	1,151,347	19,964,357
Marten Transport Ltd.	144,405	1,480,151
Matson, Inc.	81,179	8,195,020
PAMT Corp. *	15,938	160,496
Pangaea Logistics Solutions Ltd.	74,107	366,830
Proficient Auto Logistics, Inc. *	61,478	459,855
Radiant Logistics, Inc. *	80,776	488,695
RXO, Inc. *	405,913	7,196,838
Safe Bulkers, Inc.	135,748	636,658
Sky Harbour Group Corp. *	53,606	529,627
SkyWest, Inc. *	100,947	10,143,155
Strata Critical Medical, Inc. *	161,882	814,266
Sun Country Airlines Holdings, Inc. *	128,530	1,578,348
Universal Logistics Holdings, Inc.	16,781	271,517
Werner Enterprises, Inc.	144,069	3,774,608
		81,679,598

Utilities 3.3%
ALLETE, Inc.	145,982	9,828,968
American States Water Co.	96,625	6,890,329
Avista Corp.	200,716	7,637,244
Black Hills Corp.	181,396	11,505,948
Brookfield Infrastructure Corp., Class A	300,206	13,602,334
Cadiz, Inc. *	138,243	732,688
California Water Service Group	149,336	6,627,532
Chesapeake Utilities Corp.	57,036	7,259,542
Consolidated Water Co. Ltd.	37,330	1,269,593
Genie Energy Ltd., Class B	53,543	805,822
Global Water Resources, Inc.	29,891	296,519
H2O America	79,352	3,670,030
Hallador Energy Co. *	77,964	1,686,361
Hawaiian Electric Industries, Inc. *	435,589	5,061,544
MGE Energy, Inc.	92,149	7,636,388
Middlesex Water Co.	44,463	2,555,289
Montauk Renewables, Inc. *	173,221	351,639
New Jersey Resources Corp.	252,105	11,168,251
Northwest Natural Holding Co.	101,339	4,613,965
Northwestern Energy Group, Inc.	153,941	9,185,659
Oklo, Inc. *	271,193	36,006,295
ONE Gas, Inc.	149,301	11,972,447
Ormat Technologies, Inc.	152,447	16,215,787
Otter Tail Corp.	96,225	7,430,494
Portland General Electric Co.	274,835	12,554,463
Pure Cycle Corp. *	50,167	552,339
RGC Resources, Inc.	20,545	425,487
Southwest Gas Holdings, Inc.	161,378	12,829,551
Spire, Inc.	145,442	12,566,189
TXNM Energy, Inc.	243,513	13,831,538
Unitil Corp.	40,233	1,961,359
York Water Co.	35,813	1,112,710
		239,844,304
Total Common Stocks (Cost $4,599,431,112)		7,164,191,825
SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	56,835
Cartesian Therapeutics, Inc. CVR *(b)	265,512	531,853
GTx, Inc. CVR *(b)	592	0
Tobira Therapeutics, Inc. CVR *(b)	14,029	26,796
		615,484
Total Rights (Cost $44,006)		615,484

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	92,712,007	92,712,007
Total Short-Term Investments (Cost $92,712,007)		92,712,007
Total Investments in Securities (Cost $4,692,187,125)		7,257,519,316

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	200	24,899,000	(20,375)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $91,693,646.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended October 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at October 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Commercial & Professional Services 0.0%
TrueBlue, Inc.	$—	$31,913	($32,616 )	($36,345 )	($157,330 )	$335,862	70,857	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	181,205	(65,279)	(131,369)	(645,497)	—	—	54,969

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	1,878,473	122,325	(92,117)	(62,729)	501,772	—	—	21,664
Service Properties Trust	—	65,909	(307,263)	(126,529)	(68,690)	830,198	387,943	15,789
						830,198

Household & Personal Products 0.0%
Medifast, Inc.	—	63,199	(32,530)	(237,555)	66,927	335,899	27,945	—

Media & Entertainment 0.0%
EW Scripps Co.	—	96,498	(68,044)	(293,332)	150,761	367,081	151,062	—
Total	$1,878,473	$561,049	($597,849 )	($887,859 )	($152,057 )	$1,869,040		$92,422

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,277,151,848	$—	$—	$5,277,151,848
Banks	667,533,799	—	6,474	667,540,273
Health Care Equipment & Services	439,540,257	—	0 *	439,540,257
Pharmaceuticals, Biotechnology & Life Sciences	779,958,179	—	1,268	779,959,447
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	615,484 *	615,484
Short-Term Investments[1]	92,712,007	—	—	92,712,007
Liabilities
Futures Contracts[2]	(20,375)	—	—	(20,375)
Total	$7,256,875,715	$—	$623,226	$7,257,498,941

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $4,256,268)		$1,869,040
Investments in securities, at value - unaffiliated issuers (cost $4,687,930,857) including securities on loan of $91,693,646		7,255,650,276
Cash		22,026,843
Deposit with broker for futures contracts		1,917,137
Receivables:
Fund shares sold		6,095,273
Dividends		1,493,893
Income from securities on loan		355,422
Investments sold		335,989
Variation margin on future contracts	+	148,412
Total assets		7,289,892,285

Liabilities
Collateral held for securities on loan		92,712,007
Payables:
Fund shares redeemed		4,075,004
Investment adviser fees		259,454
Investments bought	+	5,329
Total liabilities		97,051,794
Net assets		$7,192,840,491

Net Assets by Source
Capital received from investors		$5,089,003,096
Total distributable earnings	+	2,103,837,395
Net assets		$7,192,840,491

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,192,840,491		179,105,765		$40.16

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $226,739)		$78,515,643
Other Interest		504,803
Dividends received from securities - affiliated issuers		92,422
Securities on loan, net	+	4,614,573
Total investment income		83,727,441

Expenses
Investment adviser fees		2,624,440
Total expenses	–	2,624,440
Net investment income		81,103,001

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(887,859)
Net realized losses on sales of securities - unaffiliated issuers		(39,893,160)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		171,449,297
Net realized losses on futures contracts	+	(613,114)
Net realized gains		130,055,164
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(152,057)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		730,156,567
Net change in unrealized appreciation (depreciation) on futures contracts	+	290,852
Net change in unrealized appreciation (depreciation)		730,295,362
Net realized and unrealized gains		860,350,526
Increase in net assets resulting from operations		$941,453,527
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$81,103,001	$83,748,510
Net realized gains		130,055,164	228,783,465
Net change in unrealized appreciation (depreciation)	+	730,295,362	1,335,031,226
Increase in net assets resulting from operations		$941,453,527	$1,647,563,201

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($105,904,769 )	($86,736,454 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		39,249,825	$1,379,447,819	38,304,539	$1,258,012,921
Shares reinvested		2,137,076	80,247,227	2,232,953	67,256,541
Shares redeemed	+	(39,904,477)	(1,431,987,871)	(43,772,659)	(1,437,652,600)
Net transactions in fund shares		1,482,424	$27,707,175	(3,235,167)	($112,383,138 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		177,623,341	$6,329,584,558	180,858,508	$4,881,140,949
Total increase (decrease)	+	1,482,424	863,255,933	(3,235,167)	1,448,443,609
End of period		179,105,765	$7,192,840,491	177,623,341	$6,329,584,558
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$13.85	$10.18	$9.55	$11.66	$8.23
Income (loss) from investment operations:
Net investment income (loss)[2]	0.18	0.17	0.16	0.15	0.14
Net realized and unrealized gains (losses)	2.69	3.66	0.62	(2.09)	3.44
Total from investment operations	2.87	3.83	0.78	(1.94)	3.58
Less distributions:
Distributions from net investment income	(0.18)	(0.16)	(0.15)	(0.14)	(0.15)
Distributions from net realized gains	—	—	—	(0.03)	—
Total distributions	(0.18)	(0.16)	(0.15)	(0.17)	(0.15)
Net asset value at end of period	$16.54	$13.85	$10.18	$9.55	$11.66
Total return	20.85%	37.98%	8.38%	(16.94%)	44.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%
Net investment income (loss)	1.22%	1.39%	1.58%	1.44%	1.37%
Portfolio turnover rate	3%	2%	2%	2%	3%
Net assets, end of period (x 1,000,000)	$31,970	$25,665	$17,787	$16,046	$18,232

[1]	Per-Share Data has been retroactively adjusted to reflect a 7-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.3%
Adient PLC *	41,000	950,790
American Axle & Manufacturing Holdings, Inc. *	60,450	374,790
Aptiv PLC *	104,781	8,497,739
Autoliv, Inc.	33,936	3,963,725
BorgWarner, Inc.	105,903	4,549,593
Cooper-Standard Holdings, Inc. *	8,444	255,178
Dana, Inc.	64,236	1,303,991
Dorman Products, Inc. *	13,391	1,796,135
Empery Digital, Inc. *	23,000	160,310
Faraday Future Intelligent Electric, Inc. *(a)	60,000	82,800
Ford Motor Co.	1,881,098	24,698,817
Fox Factory Holding Corp. *	18,351	405,741
Garrett Motion, Inc.	70,894	1,200,944
General Motors Co.	457,656	31,619,453
Gentex Corp.	108,849	2,552,509
Gentherm, Inc. *	14,378	529,110
Goodyear Tire & Rubber Co. *	138,485	954,162
Harley-Davidson, Inc.	56,117	1,514,037
Holley, Inc. *	27,094	77,760
LCI Industries	11,790	1,220,147
Lear Corp.	26,114	2,732,830
Lucid Group, Inc. *(a)	56,720	1,006,780
Mobileye Global, Inc., Class A *	82,607	1,086,282
Modine Manufacturing Co. *	25,419	3,894,445
Motorcar Parts of America, Inc. *	10,000	170,600
Patrick Industries, Inc.	15,969	1,666,684
Phinia, Inc.	20,144	1,045,675
QuantumScape Corp., Class A *	212,718	3,922,520
Rivian Automotive, Inc., Class A *	383,226	5,200,377
Solid Power, Inc. *	81,166	509,722
Standard Motor Products, Inc.	9,698	360,087
Stoneridge, Inc. *	11,655	79,370
Strattec Security Corp. *	1,500	92,040
Tesla, Inc. *	1,350,789	616,716,226
Thor Industries, Inc.	25,361	2,646,420
Visteon Corp.	12,757	1,367,040
Winnebago Industries, Inc.	13,059	492,455
XPEL, Inc. *	14,044	478,900
		730,176,184

Banks 3.7%
1st Source Corp.	8,134	483,485
ACNB Corp.	5,076	229,334
Affinity Bancshares, Inc.	1,146	21,740
Amalgamated Financial Corp.	11,518	313,981
Amerant Bancorp, Inc.	19,131	320,827
Ameris Bancorp	30,743	2,201,814
Ames National Corp.	4,056	84,608
Arrow Financial Corp.	6,961	194,142
Associated Banc-Corp.	77,934	1,930,425
Atlantic Union Bankshares Corp.	69,229	2,251,327
Auburn National BanCorp, Inc.	800	20,752
Avidbank Holdings, Inc. *	3,500	91,455
Avidia Bancorp, Inc. *	10,000	148,700
Axos Financial, Inc. *	27,066	2,110,607
Banc of California, Inc.	65,552	1,112,417
BancFirst Corp.	9,480	1,031,993
Bancorp, Inc. *	21,677	1,417,025
Bank First Corp.	4,459	544,533
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of America Corp.	3,279,230	175,274,843
Bank of Hawaii Corp.	18,380	1,193,413
Bank of Marin Bancorp	6,631	170,748
Bank of the James Financial Group, Inc.	2,744	46,511
Bank OZK	50,011	2,249,995
Bank7 Corp.	2,054	85,262
BankFinancial Corp.	3,213	35,504
BankUnited, Inc.	36,102	1,446,968
Bankwell Financial Group, Inc.	2,376	103,000
Banner Corp.	17,160	1,036,292
Bar Harbor Bankshares	5,903	173,135
BayCom Corp.	4,901	133,601
BCB Bancorp, Inc.	7,033	55,842
Beacon Financial Corp.	40,671	989,932
Blue Foundry Bancorp *	9,742	80,274
Blue Ridge Bankshares, Inc. *	40,597	181,875
BOK Financial Corp.	10,921	1,142,118
Bridgewater Bancshares, Inc. *	8,542	140,601
Broadway Financial Corp. *	2,507	15,594
Burke & Herbert Financial Services Corp.	6,104	359,281
Business First Bancshares, Inc.	15,152	371,527
BV Financial, Inc. *	5,000	81,500
Byline Bancorp, Inc.	14,729	393,853
C&F Financial Corp.	1,200	82,092
Cadence Bank	91,418	3,450,115
California BanCorp *	8,995	166,318
Camden National Corp.	8,027	306,230
Capital Bancorp, Inc.	5,770	160,377
Capital City Bank Group, Inc.	5,558	216,206
Capitol Federal Financial, Inc.	63,473	383,377
Carter Bankshares, Inc. *	9,825	167,811
Catalyst Bancorp, Inc. *	1,959	27,720
Cathay General Bancorp	32,083	1,458,172
CB Financial Services, Inc.	2,090	67,653
Central Pacific Financial Corp.	11,311	322,477
CF Bankshares, Inc.	2,505	58,116
Chemung Financial Corp.	1,306	66,175
ChoiceOne Financial Services, Inc.	7,247	207,554
Citigroup, Inc.	885,879	89,677,531
Citizens & Northern Corp.	5,947	115,134
Citizens Community Bancorp, Inc.	3,309	51,786
Citizens Financial Group, Inc.	208,606	10,611,787
Citizens Financial Services, Inc.	2,033	111,388
City Holding Co.	6,963	820,798
Civista Bancshares, Inc.	9,755	210,025
CNB Financial Corp.	14,433	355,052
Coastal Financial Corp. *	6,270	667,755
CoastalSouth Bancshares, Inc. *	4,000	85,120
Colony Bankcorp, Inc.	7,200	115,128
Columbia Banking System, Inc.	144,622	3,875,870
Columbia Financial, Inc. *	14,396	212,341
Comerica, Inc.	62,348	4,769,622
Commerce Bancshares, Inc.	59,510	3,132,011
Community Financial System, Inc.	25,119	1,393,602
Community Trust Bancorp, Inc.	7,370	377,307
Community West Bancshares	6,826	144,575
ConnectOne Bancorp, Inc.	21,937	527,804
Cullen/Frost Bankers, Inc.	31,149	3,835,688
Customers Bancorp, Inc. *	14,966	1,004,518
CVB Financial Corp.	61,166	1,123,619
Dime Community Bancshares, Inc.	18,909	496,361
Eagle Bancorp Montana, Inc.	2,563	41,597
Eagle Bancorp, Inc.	13,609	227,951
Eagle Financial Services, Inc.	2,313	83,754
East West Bancorp, Inc.	66,299	6,735,978
Eastern Bankshares, Inc.	94,248	1,652,167
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ECB Bancorp, Inc. *	4,412	70,724
Enterprise Financial Services Corp.	16,939	887,095
Equity Bancshares, Inc., Class A	6,351	257,279
Esquire Financial Holdings, Inc.	3,256	305,413
Farmers & Merchants Bancorp, Inc.	6,004	143,496
Farmers National Banc Corp.	14,833	192,532
FB Bancorp, Inc. *	10,000	121,200
FB Financial Corp.	19,553	1,056,058
Fidelity D&D Bancorp, Inc.	1,779	77,707
Fifth Third Bancorp	319,377	13,292,471
Financial Institutions, Inc.	9,261	263,290
Finward Bancorp (a)	1,806	63,481
Finwise Bancorp *	4,562	87,545
First BanCorp	76,777	1,496,384
First Bancorp, Inc.	3,588	88,947
First Bancorp/Southern Pines NC	20,264	983,615
First Bank	9,056	141,455
First Busey Corp.	43,051	962,620
First Business Financial Services, Inc.	2,713	137,305
First Capital, Inc.	1,074	46,236
First Citizens BancShares, Inc., Class A	5,046	9,208,042
First Commonwealth Financial Corp.	47,600	727,804
First Community Bankshares, Inc.	8,451	273,305
First Community Corp.	3,520	94,371
First Financial Bancorp	44,725	1,047,012
First Financial Bankshares, Inc.	62,840	1,941,128
First Financial Corp.	9,045	482,279
First Foundation, Inc. *	42,399	230,651
First Hawaiian, Inc.	61,009	1,496,551
First Horizon Corp.	244,932	5,231,748
First Internet Bancorp	3,435	60,937
First Interstate BancSystem, Inc., Class A	43,857	1,370,531
First Merchants Corp.	28,372	1,006,639
First Mid Bancshares, Inc.	9,125	326,036
First National Corp.	2,648	59,633
First Northwest Bancorp	3,416	30,983
First Savings Financial Group, Inc.	2,389	70,714
First Seacoast Bancorp, Inc. *	3,389	39,312
First U.S. Bancshares, Inc.	4,841	62,304
First United Corp.	2,849	98,376
First Western Financial, Inc. *	2,786	64,329
Firstsun Capital Bancorp *	5,528	188,173
Five Star Bancorp	9,216	327,260
Flagstar Bank NA	144,343	1,648,397
Flushing Financial Corp.	16,608	227,031
FNB Corp.	171,097	2,689,645
Franklin Financial Services Corp.	1,992	90,238
FS Bancorp, Inc.	3,171	122,686
Fulton Financial Corp.	85,085	1,477,926
FVCBankcorp, Inc.	8,954	109,418
GBank Financial Holdings, Inc. *	5,604	203,257
German American Bancorp, Inc.	17,793	685,742
Glacier Bancorp, Inc.	61,079	2,495,077
Great Southern Bancorp, Inc.	4,013	223,524
Greene County Bancorp, Inc.	3,212	70,503
Hancock Whitney Corp.	41,248	2,355,673
Hanmi Financial Corp.	13,522	356,981
Hanover Bancorp, Inc.	2,522	52,231
HarborOne Bancorp, Inc.	18,808	227,577
Hawthorn Bancshares, Inc.	2,065	62,384
HBT Financial, Inc.	5,821	141,974
Heritage Commerce Corp.	26,186	272,334
Heritage Financial Corp.	14,372	318,915
Hilltop Holdings, Inc.	24,556	793,159
Hingham Institution For Savings (a)	707	208,042
Home Bancorp, Inc.	3,387	180,019
SECURITY	NUMBER OF SHARES	VALUE ($)
Home BancShares, Inc.	88,010	2,350,747
HomeTrust Bancshares, Inc.	6,363	250,130
Hope Bancorp, Inc.	59,050	619,434
Horizon Bancorp, Inc.	20,544	320,486
Huntington Bancshares, Inc.	757,073	11,689,207
Independent Bank Corp.	23,428	1,576,470
Independent Bank Corp. MI	9,444	285,398
International Bancshares Corp.	25,869	1,717,184
Investar Holding Corp.	3,333	79,192
Isabella Bank Corp.	3,500	125,090
John Marshall Bancorp, Inc.	4,443	84,861
JPMorgan Chase & Co.	1,323,511	411,770,742
Kearny Financial Corp.	30,246	193,272
KeyCorp	448,517	7,889,414
Lakeland Financial Corp.	12,289	701,087
Landmark Bancorp, Inc.	2,179	55,979
LCNB Corp.	4,732	72,684
LINKBANCORP, Inc.	12,773	89,794
Live Oak Bancshares, Inc.	16,949	527,792
M&T Bank Corp.	75,622	13,904,617
Magyar Bancorp, Inc.	1,051	18,130
MainStreet Bancshares, Inc.	3,000	55,650
Mechanics Bancorp, Class A *	8,389	112,329
Mercantile Bank Corp.	7,502	328,963
Meridian Corp.	3,846	54,959
Metrocity Bankshares, Inc.	7,678	196,634
Metropolitan Bank Holding Corp.	4,799	318,030
Mid Penn Bancorp, Inc.	7,934	225,722
Middlefield Banc Corp.	3,452	112,535
Midland States Bancorp, Inc.	8,785	128,612
MidWestOne Financial Group, Inc.	9,344	345,635
MVB Financial Corp.	4,605	117,796
National Bank Holdings Corp., Class A	16,969	605,115
National Bankshares, Inc.	2,506	71,747
NB Bancorp, Inc.	18,000	325,260
NBT Bancorp, Inc.	24,035	972,696
Nicolet Bankshares, Inc.	6,917	817,174
Northeast Bank	3,001	258,926
Northeast Community Bancorp, Inc.	5,675	111,457
Northfield Bancorp, Inc.	18,804	192,177
Northpointe Bancshares, Inc.	5,000	79,250
Northrim BanCorp, Inc.	10,384	228,240
Northwest Bancshares, Inc.	64,761	758,351
Norwood Financial Corp.	3,060	81,427
NSTS Bancorp, Inc. *	1,610	17,952
Oak Valley Bancorp	3,707	101,127
OceanFirst Financial Corp.	25,110	456,500
OFG Bancorp	23,182	896,216
Ohio Valley Banc Corp.	1,400	49,000
Old National Bancorp	166,962	3,411,034
Old Second Bancorp, Inc.	25,972	466,197
OP Bancorp	5,203	69,460
Orange County Bancorp, Inc.	3,324	81,272
Origin Bancorp, Inc.	14,052	487,042
Orrstown Financial Services, Inc.	8,410	279,885
Park National Corp.	7,007	1,066,395
Parke Bancorp, Inc.	4,518	97,634
Pathward Financial, Inc.	11,847	806,307
PB Bankshares, Inc. *	2,277	45,176
PCB Bancorp	4,081	85,987
Peapack-Gladstone Financial Corp.	6,657	168,422
Peoples Bancorp of North Carolina, Inc.	1,896	55,799
Peoples Bancorp, Inc.	15,377	439,782
Peoples Financial Services Corp.	3,954	176,111
Pinnacle Financial Partners, Inc.	36,894	3,143,738
Pioneer Bancorp, Inc. *	2,717	35,701
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Plumas Bancorp	2,267	93,038
PNC Financial Services Group, Inc.	189,508	34,594,685
Ponce Financial Group, Inc. *	10,983	154,970
Popular, Inc.	32,139	3,582,534
Preferred Bank	5,696	514,064
Primis Financial Corp.	10,278	111,876
Princeton Bancorp, Inc.	1,590	49,417
Prosperity Bancshares, Inc.	45,716	3,009,027
Provident Bancorp, Inc. *	6,035	76,946
Provident Financial Holdings, Inc.	3,562	55,638
Provident Financial Services, Inc.	62,095	1,135,718
QCR Holdings, Inc.	8,130	604,791
RBB Bancorp	6,055	112,805
Red River Bancshares, Inc.	1,974	130,402
Regions Financial Corp.	431,684	10,446,753
Renasant Corp.	44,575	1,499,057
Republic Bancorp, Inc., Class A	4,781	315,068
Richmond Mutual BanCorp, Inc. (a)	4,348	57,959
Riverview Bancorp, Inc.	6,215	32,194
S&T Bancorp, Inc.	19,181	702,792
SB Financial Group, Inc.	3,301	64,568
Seacoast Banking Corp. of Florida	40,295	1,220,938
ServisFirst Bancshares, Inc.	23,675	1,663,642
Shore Bancshares, Inc.	11,833	184,713
Sierra Bancorp	5,854	168,478
Simmons First National Corp., Class A	68,364	1,188,166
SmartFinancial, Inc.	6,197	216,709
Sound Financial Bancorp, Inc.	1,096	48,925
South Plains Financial, Inc.	5,663	206,700
Southern First Bancshares, Inc. *	2,967	130,073
Southern Missouri Bancorp, Inc.	4,045	212,120
Southside Bancshares, Inc.	12,464	350,488
Southstate Bank Corp.	48,698	4,317,078
SR Bancorp, Inc.	3,800	55,936
Stellar Bancorp, Inc.	23,106	680,010
Sterling Bancorp, Inc. *(b)	9,738	1,369
Stock Yards Bancorp, Inc.	13,389	870,553
Synovus Financial Corp.	68,172	3,043,198
Texas Capital Bancshares, Inc. *	21,446	1,798,033
TFS Financial Corp.	26,645	354,379
Third Coast Bancshares, Inc. *	6,287	231,047
Timberland Bancorp, Inc.	3,571	114,701
Tompkins Financial Corp.	5,291	335,767
Towne Bank	34,866	1,133,494
TriCo Bancshares	17,078	755,360
Triumph Financial, Inc. *	10,188	554,838
Truist Financial Corp.	620,086	27,674,438
TrustCo Bank Corp.	7,608	286,898
Trustmark Corp.	28,468	1,059,579
U.S. Bancorp	748,871	34,957,298
UMB Financial Corp.	34,584	3,696,338
Union Bankshares, Inc.	2,125	48,493
United Bancorp, Inc.	3,371	44,160
United Bankshares, Inc.	67,922	2,430,928
United Community Banks, Inc.	58,201	1,699,469
United Security Bancshares	6,461	59,215
Unity Bancorp, Inc.	2,383	108,212
Univest Financial Corp.	12,810	376,102
USCB Financial Holdings, Inc.	5,422	93,584
Valley National Bancorp	231,446	2,515,818
Virginia National Bankshares Corp.	2,256	89,744
WaFd, Inc.	37,211	1,080,235
Washington Trust Bancorp, Inc.	9,175	249,927
Webster Financial Corp.	79,314	4,524,071
Wells Fargo & Co.	1,541,564	134,069,821
WesBanco, Inc.	47,799	1,438,750
West BanCorp, Inc.	6,294	133,873
SECURITY	NUMBER OF SHARES	VALUE ($)
Westamerica BanCorp	11,179	532,679
Western Alliance Bancorp	50,051	3,871,445
Western New England Bancorp, Inc.	10,349	117,668
Wintrust Financial Corp.	31,927	4,151,149
WSFS Financial Corp.	28,278	1,473,001
Zions Bancorp NA	70,968	3,698,142
		1,180,912,386

Capital Goods 6.9%
3D Systems Corp. *	66,133	189,140
3M Co.	256,087	42,638,485
A.O. Smith Corp.	55,293	3,648,785
AAON, Inc.	32,610	3,208,498
AAR Corp. *	18,492	1,557,211
Acuity, Inc.	14,783	5,396,534
Advanced Drainage Systems, Inc.	34,039	4,767,162
AECOM	63,607	8,545,600
AeroVironment, Inc. *	15,244	5,638,908
AerSale Corp. *	13,422	99,591
AGCO Corp.	30,702	3,167,218
Air Lease Corp., Class A	50,788	3,243,322
AirJoule Technologies Corp. *(a)	15,696	80,991
Alamo Group, Inc.	4,923	879,839
Albany International Corp., Class A	14,231	805,190
Allegion PLC	41,328	6,850,943
Allient, Inc.	6,061	331,415
Allison Transmission Holdings, Inc.	40,814	3,369,196
Alpha Pro Tech Ltd. *	5,970	27,164
Alta Equipment Group, Inc.	10,115	61,904
Ameresco, Inc., Class A *	15,500	612,560
American Infrastructure Corp. *(a)(b)	6,920	42
American Superconductor Corp. *	22,971	1,360,572
American Woodmark Corp. *	7,275	463,636
AMETEK, Inc.	110,851	22,404,096
Amprius Technologies, Inc. *	64,868	913,990
API Group Corp. *	178,301	6,565,043
Apogee Enterprises, Inc.	9,815	359,327
Applied Industrial Technologies, Inc.	18,256	4,693,435
Archer Aviation, Inc., Class A *	257,003	2,883,574
Arcosa, Inc.	23,068	2,352,936
Argan, Inc.	6,694	2,049,770
Armstrong World Industries, Inc.	20,728	3,947,233
Array Technologies, Inc. *	69,065	598,103
Astec Industries, Inc.	9,833	457,529
Astronics Corp. *	14,113	694,077
ATI, Inc. *	66,612	6,592,590
Atkore, Inc.	16,714	1,157,445
Atmus Filtration Technologies, Inc.	39,240	1,784,635
Axon Enterprise, Inc. *	37,914	27,761,768
AZZ, Inc.	14,026	1,400,496
Babcock & Wilcox Enterprises, Inc. *	51,145	184,633
Blink Charging Co. *	89,323	151,849
Bloom Energy Corp., Class A *	103,668	13,700,763
Blue Bird Corp. *	15,059	752,348
BlueLinx Holdings, Inc. *	3,850	251,944
Boeing Co. *	363,879	73,146,957
Boise Cascade Co.	17,823	1,256,343
Bowman Consulting Group Ltd., Class A *	6,300	272,727
Broadwind, Inc. *	7,298	17,077
Builders FirstSource, Inc. *	53,945	6,266,791
BWX Technologies, Inc.	43,780	9,351,846
Byrna Technologies, Inc. *	8,100	164,025
Cadre Holdings, Inc.	13,121	557,118
Carlisle Cos., Inc.	20,590	6,692,779
Carpenter Technology Corp.	23,796	7,517,156
Carrier Global Corp.	384,952	22,900,794
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Caterpillar, Inc.	225,442	130,138,649
Centuri Holdings, Inc. *	35,481	716,361
ChargePoint Holdings, Inc. *	14,308	154,526
Chart Industries, Inc. *	21,508	4,293,427
CNH Industrial NV	427,342	4,482,818
Columbus McKinnon Corp.	13,948	226,376
Comfort Systems USA, Inc.	16,913	16,330,855
Concrete Pumping Holdings, Inc.	9,442	60,334
Construction Partners, Inc., Class A *	22,641	2,588,998
Core & Main, Inc., Class A *	91,133	4,755,320
CPI Aerostructures, Inc. *	9,173	22,841
Crane Co.	23,480	4,461,200
CSW Industrials, Inc.	7,896	1,977,316
Cummins, Inc.	66,493	29,102,656
Curtiss-Wright Corp.	18,079	10,770,203
Custom Truck One Source, Inc. *	24,214	142,620
Deere & Co.	121,205	55,951,864
Distribution Solutions Group, Inc. *	4,920	134,513
DNOW, Inc. *	54,266	797,710
Donaldson Co., Inc.	56,818	4,786,916
Douglas Dynamics, Inc.	10,577	319,743
Dover Corp.	66,559	12,077,796
Ducommun, Inc. *	6,692	613,991
DXP Enterprises, Inc. *	6,811	814,936
Dycom Industries, Inc. *	13,950	4,014,670
Eastern Co.	1,809	38,622
Eaton Corp. PLC	187,339	71,481,069
EMCOR Group, Inc.	21,630	14,617,121
Emerson Electric Co.	270,831	37,799,883
Energy Recovery, Inc. *	27,634	472,818
Energy Vault Holdings, Inc. *	72,860	257,924
Enerpac Tool Group Corp., Class A	25,676	1,053,743
EnerSys	18,659	2,354,019
Enovix Corp. *	93,280	1,118,427
Enpro, Inc.	10,347	2,400,607
Eos Energy Enterprises, Inc. *(a)	129,793	2,080,582
Esab Corp.	27,079	3,163,369
ESCO Technologies, Inc.	12,466	2,735,913
Eve Holding, Inc. *	39,143	170,663
Everus Construction Group, Inc. *	24,427	2,220,170
EVI Industries, Inc.	2,765	74,489
Fastenal Co.	552,273	22,726,034
Federal Signal Corp.	29,964	3,536,651
Ferguson Enterprises, Inc.	94,859	23,572,461
Firefly Aerospace, Inc. *	10,110	245,269
Flowserve Corp.	62,253	4,248,767
Fluence Energy, Inc. *	30,000	630,000
Fluor Corp. *	78,897	3,847,807
Fortive Corp.	162,997	8,205,269
Fortune Brands Innovations, Inc.	57,316	2,911,653
Franklin Electric Co., Inc.	18,479	1,751,255
FreightCar America, Inc. *	5,033	44,743
FTAI Aviation Ltd.	49,279	8,520,339
Gates Industrial Corp. PLC *	121,819	2,689,764
GATX Corp.	16,926	2,654,843
GE Vernova, Inc.	131,000	76,653,340
Gencor Industries, Inc. *	3,418	46,451
Generac Holdings, Inc. *	28,164	4,732,115
General Dynamics Corp.	121,496	41,903,970
General Electric Co.	510,306	157,659,039
Gibraltar Industries, Inc. *	14,337	894,485
Global Industrial Co.	11,750	333,935
Gorman-Rupp Co.	9,748	438,368
Graco, Inc.	80,310	6,566,949
GrafTech International Ltd. *	8,800	118,800
Graham Corp. *	4,043	251,838
Granite Construction, Inc.	20,835	2,144,130
Great Lakes Dredge & Dock Corp. *	30,154	342,248
SECURITY	NUMBER OF SHARES	VALUE ($)
Greenbrier Cos., Inc.	15,526	648,521
Griffon Corp.	19,552	1,447,044
Hayward Holdings, Inc. *	97,611	1,656,459
HEICO Corp.	48,382	15,374,348
Helios Technologies, Inc.	16,121	892,459
Herc Holdings, Inc.	14,360	2,039,838
Hexcel Corp.	39,351	2,809,661
Hillenbrand, Inc.	34,666	1,095,446
Hillman Solutions Corp. *	92,449	852,380
Honeywell International, Inc.	305,526	61,511,550
Howmet Aerospace, Inc.	194,378	40,032,149
Hubbell, Inc., Class B	25,479	11,975,130
Hudson Technologies, Inc. *	17,443	158,295
Huntington Ingalls Industries, Inc.	18,681	6,015,656
Hurco Cos., Inc. *	3,214	57,691
Hyliion Holdings Corp. *	54,325	128,750
Hyster-Yale, Inc.	5,997	215,532
IDEX Corp.	36,033	6,178,218
IES Holdings, Inc. *	4,300	1,685,084
Illinois Tool Works, Inc.	127,651	31,136,632
Ingersoll Rand, Inc.	174,049	13,285,160
Innovative Solutions & Support, Inc. *	6,865	64,531
Insteel Industries, Inc.	8,973	280,317
Intuitive Machines, Inc., Class A *	51,479	614,144
ITT, Inc.	37,822	6,999,718
Janus International Group, Inc. *	71,323	684,701
JBT Marel Corp.	25,361	3,198,022
JELD-WEN Holding, Inc. *	40,500	175,770
Johnson Controls International PLC	314,463	35,971,423
Kadant, Inc.	5,773	1,597,158
Karat Packaging, Inc.	3,014	72,396
Karman Holdings, Inc. *	37,613	3,168,519
Kennametal, Inc.	36,795	807,650
Kratos Defense & Security Solutions, Inc. *	81,901	7,420,231
L.B. Foster Co., Class A *	5,290	144,946
L3Harris Technologies, Inc.	90,003	26,019,867
Lennox International, Inc.	15,514	7,834,570
Leonardo DRS, Inc.	35,510	1,298,246
Limbach Holdings, Inc. *	4,683	442,450
Lincoln Electric Holdings, Inc.	26,902	6,307,174
Lindsay Corp.	5,079	564,988
Loar Holdings, Inc. *	17,275	1,366,971
Lockheed Martin Corp.	98,867	48,630,700
LSI Industries, Inc.	12,912	295,556
Luxfer Holdings PLC	12,212	148,986
Masco Corp.	100,698	6,521,202
MasTec, Inc. *	29,646	6,052,527
Masterbrand, Inc. *	61,652	778,665
Matrix Service Co. *	10,847	162,922
Mayville Engineering Co., Inc. *	3,327	59,287
McGrath RentCorp	11,733	1,260,594
Mercury Systems, Inc. *	25,375	1,964,279
Microvast Holdings, Inc. *	110,747	603,571
Middleby Corp. *	22,655	2,814,431
Miller Industries, Inc.	5,104	204,875
Moog, Inc., Class A	13,459	2,757,076
MRC Global, Inc. *	40,400	563,580
MSC Industrial Direct Co., Inc., Class A	21,543	1,829,216
Mueller Industries, Inc.	52,986	5,609,628
Mueller Water Products, Inc., Class A	73,402	1,883,495
MYR Group, Inc. *	7,578	1,649,731
NANO Nuclear Energy, Inc. *(a)	16,124	766,535
National Presto Industries, Inc.	2,215	236,939
NeoVolta, Inc. *(a)	12,964	57,042
NEXTracker, Inc., Class A *	71,872	7,274,884
NN, Inc. *	28,401	48,566
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nordson Corp.	25,970	6,023,741
Northrop Grumman Corp.	64,769	37,789,473
NPK International, Inc. *	41,111	505,665
NuScale Power Corp. *(a)	64,057	2,874,238
nVent Electric PLC	77,171	8,824,504
NWPX Infrastructure, Inc. *	4,286	257,846
Ocean Power Technologies, Inc. *	50,000	25,275
Omega Flex, Inc.	1,422	39,318
Optex Systems Holdings, Inc. *	1,633	28,137
Orion Group Holdings, Inc. *	16,674	179,579
Oshkosh Corp.	30,889	3,808,305
Otis Worldwide Corp.	188,862	17,518,839
Owens Corning	39,884	5,077,632
PACCAR, Inc.	252,480	24,844,032
Palladyne AI Corp. *(a)	16,115	134,883
Park Aerospace Corp.	8,310	159,220
Parker-Hannifin Corp.	61,490	47,521,317
Park-Ohio Holdings Corp.	3,931	81,097
Pentair PLC	78,861	8,386,867
Perma-Pipe International Holdings, Inc. *	3,363	93,222
Plug Power, Inc. *	587,914	1,581,489
Powell Industries, Inc.	4,603	1,764,744
Power Solutions International, Inc. *	3,000	256,860
Preformed Line Products Co.	1,284	272,349
Primoris Services Corp.	25,678	3,633,951
Proto Labs, Inc. *	11,556	575,027
Quanex Building Products Corp.	20,402	289,912
Quanta Services, Inc.	71,642	32,176,571
QXO, Inc. *	238,781	4,219,260
RBC Bearings, Inc. *	14,941	6,402,667
Redwire Corp. *(a)	37,798	297,470
Regal Rexnord Corp.	31,788	4,478,611
Resideo Technologies, Inc. *	65,509	2,803,785
REV Group, Inc.	23,688	1,214,484
Richtech Robotics, Inc., Class B *(a)	54,064	260,588
Rocket Lab Corp. *	204,039	12,850,376
Rockwell Automation, Inc.	54,184	19,959,218
RTX Corp.	644,135	114,978,097
Rush Enterprises, Inc., Class A	34,390	1,699,210
Satellogic, Inc., Class A *	22,000	42,020
Sensata Technologies Holding PLC	71,760	2,284,121
SES AI Corp. *	162,323	383,082
Shoals Technologies Group, Inc., Class A *	76,337	802,302
Simpson Manufacturing Co., Inc.	19,849	3,503,349
SiteOne Landscape Supply, Inc. *	21,182	2,748,788
Snap-on, Inc.	24,971	8,379,019
Southland Holdings, Inc. *	4,155	18,573
Spirit AeroSystems Holdings, Inc., Class A *	59,024	2,165,591
SPX Technologies, Inc. *	23,638	5,292,312
StandardAero, Inc. *	69,632	2,011,668
Standex International Corp.	5,702	1,329,877
Stanley Black & Decker, Inc.	74,885	5,071,212
Stem, Inc. *	4,000	78,440
Sterling Infrastructure, Inc. *	14,438	5,456,120
Sunrun, Inc. *	112,000	2,325,120
Symbotic, Inc. *	22,854	1,850,031
T1 Energy, Inc. *	80,000	297,600
Taylor Devices, Inc. *	2,017	92,318
TechPrecision Corp. *	4,478	22,077
Tecnoglass, Inc.	13,125	782,644
Tecogen, Inc. *	12,000	119,760
Tennant Co.	8,760	700,800
Terex Corp.	30,889	1,421,512
Textron, Inc.	85,232	6,887,598
Thermon Group Holdings, Inc. *	14,491	416,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Timken Co.	30,576	2,400,522
Titan International, Inc. *	20,997	158,527
Titan Machinery, Inc. *	8,199	134,464
Toro Co.	48,190	3,601,239
Trane Technologies PLC	106,971	47,992,539
Transcat, Inc. *	4,012	291,472
TransDigm Group, Inc.	27,075	35,427,908
Trex Co., Inc. *	52,765	2,549,605
Trinity Industries, Inc.	38,655	1,057,987
Tutor Perini Corp. *	21,007	1,415,032
Twin Disc, Inc.	5,599	87,680
UFP Industries, Inc.	28,160	2,594,381
Ultralife Corp. *	6,691	47,038
United Rentals, Inc.	31,043	27,044,041
V2X, Inc. *	9,769	557,712
Valmont Industries, Inc.	9,518	3,935,027
Vertiv Holdings Co., Class A	183,763	35,440,532
Vicor Corp. *	11,782	1,068,981
Virgin Galactic Holdings, Inc. *(a)	40,128	158,104
VirTra, Inc. *	3,586	21,803
Voyager Technologies, Inc., Class A *	6,200	189,596
VSE Corp.	11,084	2,002,657
Wabash National Corp.	19,725	158,195
Watsco, Inc.	16,929	6,230,041
Watts Water Technologies, Inc., Class A	12,974	3,536,712
WESCO International, Inc.	23,598	6,124,389
Westinghouse Air Brake Technologies Corp.	82,138	16,792,293
Willis Lease Finance Corp.	1,159	148,792
WillScot Holdings Corp.	88,444	1,923,657
Woodward, Inc.	28,597	7,495,560
Worthington Enterprises, Inc.	14,782	829,122
WW Grainger, Inc.	21,167	20,722,493
Xometry, Inc., Class A *	21,139	1,029,258
Xylem, Inc.	117,601	17,740,111
Zurn Elkay Water Solutions Corp.	72,736	3,426,593
		2,215,299,948

Commercial & Professional Services 1.2%
ABM Industries, Inc.	31,067	1,335,881
ACCO Brands Corp.	38,516	144,820
Acme United Corp.	1,454	55,267
ACV Auctions, Inc., Class A *	83,473	757,100
Alight, Inc., Class A	200,000	576,000
Amentum Holdings, Inc. *	71,704	1,606,887
Asure Software, Inc. *	7,413	65,605
Automatic Data Processing, Inc.	194,915	50,736,375
Barrett Business Services, Inc.	12,336	499,238
BGSF, Inc.	6,465	21,658
BlackSky Technology, Inc. *	16,866	356,210
Booz Allen Hamilton Holding Corp., Class A	59,145	5,155,078
Brady Corp., Class A	21,188	1,608,381
Bridger Aerospace Group Holdings, Inc. *	12,500	21,500
BrightView Holdings, Inc. *	33,240	409,517
Brink's Co.	20,025	2,225,979
Broadridge Financial Solutions, Inc.	56,258	12,399,263
CACI International, Inc., Class A *	10,564	5,939,609
Casella Waste Systems, Inc., Class A *	30,614	2,711,482
CBIZ, Inc. *	23,132	1,272,260
CECO Environmental Corp. *	15,800	772,462
Cimpress PLC *	8,208	568,076
Cintas Corp.	165,310	30,296,364
Clarivate PLC *	210,356	715,210
Clean Harbors, Inc. *	24,091	5,071,396
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Concentrix Corp.	22,073	889,763
Conduent, Inc. *	70,351	167,435
Copart, Inc. *	427,266	18,376,711
CoreCivic, Inc. *	52,808	978,532
CRA International, Inc.	3,254	619,854
CSG Systems International, Inc.	12,935	1,012,422
Dayforce, Inc. *	78,254	5,379,180
Deluxe Corp.	19,740	357,491
DLH Holdings Corp. *	3,968	24,681
Ennis, Inc.	10,401	170,576
Enviri Corp. *	39,233	479,035
Equifax, Inc.	59,547	12,570,372
ExlService Holdings, Inc. *	77,835	3,043,349
Exponent, Inc.	23,887	1,691,438
Falcon's Beyond Global, Inc., Class A *	8,000	87,040
First Advantage Corp. *	41,008	517,931
Franklin Covey Co. *	5,263	89,366
FTI Consulting, Inc. *	15,242	2,515,082
Genpact Ltd.	79,488	3,032,467
GEO Group, Inc. *	65,932	1,118,866
Healthcare Services Group, Inc. *	33,424	597,287
Heidrick & Struggles International, Inc.	9,808	572,493
HireQuest, Inc.	1,724	14,706
HNI Corp.	22,682	928,147
Huron Consulting Group, Inc. *	7,782	1,279,672
ICF International, Inc.	8,748	702,289
Innodata, Inc. *	15,604	1,164,214
Insperity, Inc.	16,996	749,864
Interface, Inc., Class A	28,517	710,073
Jacobs Solutions, Inc.	57,184	8,909,839
KBR, Inc.	63,193	2,707,188
Kelly Services, Inc., Class A	14,539	162,982
Kforce, Inc.	8,111	205,208
Korn Ferry	24,435	1,580,945
Legalzoom.com, Inc. *	58,398	582,228
Leidos Holdings, Inc.	61,497	11,713,334
Liquidity Services, Inc. *	10,485	251,011
ManpowerGroup, Inc.	22,276	682,982
Mastech Digital, Inc. *	3,073	21,204
Maximus, Inc.	28,019	2,328,939
MillerKnoll, Inc.	32,897	513,851
Mistras Group, Inc. *	7,028	67,047
Mobile Infrastructure Corp. *	22,500	76,950
Montrose Environmental Group, Inc. *	15,161	392,367
MSA Safety, Inc.	17,724	2,783,200
NL Industries, Inc.	5,834	35,296
OPENLANE, Inc. *	52,761	1,393,946
Parsons Corp. *	26,047	2,165,548
Paychex, Inc.	156,426	18,306,535
Paycom Software, Inc.	24,157	4,519,533
Paylocity Holding Corp. *	21,739	3,071,069
Perma-Fix Environmental Services, Inc. *	5,410	74,063
Pitney Bowes, Inc.	72,387	715,184
Planet Labs PBC *	123,221	1,657,322
Quad/Graphics, Inc.	10,911	60,120
RB Global, Inc.	89,029	8,833,457
RCM Technologies, Inc. *	3,160	72,996
Republic Services, Inc., Class A	97,659	20,336,510
Resolute Holdings Management, Inc. *	836	61,580
Robert Half, Inc.	47,490	1,243,763
Rollins, Inc.	136,081	7,839,626
Science Applications International Corp.	22,526	2,110,911
Spire Global, Inc., Class A *(a)	13,858	150,775
SS&C Technologies Holdings, Inc.	100,913	8,569,532
Steelcase, Inc., Class A	50,524	806,363
SECURITY	NUMBER OF SHARES	VALUE ($)
TaskUS, Inc., Class A *	9,000	120,060
Team, Inc. *	2,284	35,402
Tetra Tech, Inc.	127,881	4,089,634
TIC Solutions, Inc. *	78,728	954,971
TransUnion	94,109	7,639,769
TriNet Group, Inc.	14,580	874,800
TrueBlue, Inc. *(c)	18,000	85,320
UL Solutions, Inc., Class A	29,949	2,332,129
UniFirst Corp.	7,337	1,132,466
Upwork, Inc. *	67,845	1,081,449
Veralto Corp.	118,771	11,720,322
Verisk Analytics, Inc., Class A	67,274	14,716,860
Verra Mobility Corp., Class A *	78,130	1,813,397
Vestis Corp.	59,168	310,632
Virco Mfg. Corp.	8,190	59,951
Waste Management, Inc.	178,342	35,627,381
Willdan Group, Inc. *	7,231	683,402
		383,443,303

Consumer Discretionary Distribution & Retail 5.5%
Abercrombie & Fitch Co., Class A *	22,745	1,650,150
Academy Sports & Outdoors, Inc.	33,263	1,592,965
Advance Auto Parts, Inc.	28,924	1,363,188
A-Mark Precious Metals, Inc.	8,227	218,674
Amazon.com, Inc. *	4,671,079	1,140,770,913
American Eagle Outfitters, Inc.	78,036	1,303,982
America's Car-Mart, Inc. *	3,851	85,646
Arhaus, Inc. *	27,308	273,626
Arko Corp.	30,423	134,013
Asbury Automotive Group, Inc. *	9,720	2,280,312
AutoNation, Inc. *	13,438	2,685,853
AutoZone, Inc. *	8,042	29,549,766
Barnes & Noble Education, Inc. *	12,663	115,613
Bath & Body Works, Inc.	103,146	2,525,014
Bed Bath & Beyond, Inc. *	37,842	291,762
Best Buy Co., Inc.	94,859	7,791,718
Boot Barn Holdings, Inc. *	14,735	2,794,493
Buckle, Inc.	14,381	788,079
Build-A-Bear Workshop, Inc.	7,407	401,608
Burlington Stores, Inc. *	29,877	8,174,048
Caleres, Inc.	20,958	231,376
Camping World Holdings, Inc., Class A	28,282	372,191
CarMax, Inc. *	73,648	3,086,588
Carvana Co., Class A *	66,260	20,311,340
Chewy, Inc., Class A *	108,516	3,659,160
Citi Trends, Inc. *	3,328	119,209
Coupang, Inc., Class A *	650,778	20,805,373
Designer Brands, Inc., Class A	22,662	83,623
Dick's Sporting Goods, Inc.	32,242	7,139,991
Dillard's, Inc., Class A	1,584	950,527
eBay, Inc.	219,918	17,881,533
Envela Corp. *	4,047	36,787
Etsy, Inc. *	47,480	2,943,760
EVgo, Inc., Class A *	64,643	265,683
Five Below, Inc. *	26,465	4,162,151
Floor & Decor Holdings, Inc., Class A *	51,823	3,237,901
GameStop Corp., Class A *(a)	199,033	4,436,446
Gap, Inc.	107,935	2,466,315
Genesco, Inc. *	5,301	153,782
Genuine Parts Co.	67,393	8,579,803
GigaCloud Technology, Inc., Class A *	13,833	387,047
Group 1 Automotive, Inc.	6,053	2,406,310
Groupon, Inc., Class A *	14,848	298,890
GrowGeneration Corp. *	28,000	42,560
Guess?, Inc.	12,378	210,178
Haverty Furniture Cos., Inc.	5,993	130,707
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Home Depot, Inc.	478,781	181,740,480
J Jill, Inc.	6,517	98,211
Kohl's Corp.	55,000	894,850
Lands' End, Inc. *	8,000	125,920
Lithia Motors, Inc., Class A	12,499	3,925,686
LKQ Corp.	123,531	3,948,051
Lowe's Cos., Inc.	269,695	64,222,470
Macy's, Inc.	132,008	2,572,836
MarineMax, Inc. *	9,973	247,031
Murphy USA, Inc.	8,321	2,980,582
National Vision Holdings, Inc. *	38,236	984,577
ODP Corp. *	14,773	411,871
Ollie's Bargain Outlet Holdings, Inc. *	29,621	3,578,513
OneWater Marine, Inc., Class A *	4,282	66,499
O'Reilly Automotive, Inc. *	408,367	38,566,179
Penske Automotive Group, Inc.	9,206	1,473,604
Petco Health & Wellness Co., Inc., Class A *	38,893	123,680
PetMed Express, Inc. *	10,000	25,700
Pool Corp.	16,090	4,296,995
RealReal, Inc. *	43,796	534,749
Revolve Group, Inc. *	18,087	400,084
RH *	7,607	1,312,131
Ross Stores, Inc.	157,119	24,969,351
Sally Beauty Holdings, Inc. *	52,790	797,657
Savers Value Village, Inc. *	22,816	210,135
Shoe Carnival, Inc.	7,662	140,444
Signet Jewelers Ltd.	20,487	2,025,140
Sleep Number Corp. *	9,204	50,622
Sonic Automotive, Inc., Class A	6,954	441,788
Stitch Fix, Inc., Class A *	56,716	237,640
ThredUp, Inc., Class A *	49,831	438,015
Tile Shop Holdings, Inc. *	15,152	94,852
TJX Cos., Inc.	536,858	75,235,280
Tractor Supply Co.	254,070	13,747,728
Ulta Beauty, Inc. *	21,582	11,220,050
Upbound Group, Inc.	25,070	485,857
Urban Outfitters, Inc. *	25,860	1,670,815
Valvoline, Inc. *	60,919	2,010,936
Victoria's Secret & Co. *	38,345	1,351,661
Warby Parker, Inc., Class A *	47,940	939,145
Wayfair, Inc., Class A *	50,854	5,263,898
Weyco Group, Inc.	3,125	89,594
Williams-Sonoma, Inc.	59,400	11,543,796
Winmark Corp.	1,442	581,371
Zumiez, Inc. *	6,961	150,706
		1,775,417,834

Consumer Durables & Apparel 0.7%
Acushnet Holdings Corp.	13,529	1,046,198
American Outdoor Brands, Inc. *	6,310	43,350
Bassett Furniture Industries, Inc.	4,101	60,490
Beazer Homes USA, Inc. *	12,137	271,869
Brunswick Corp.	30,997	2,049,212
Capri Holdings Ltd. *	59,911	1,243,153
Carter's, Inc.	19,464	611,170
Cavco Industries, Inc. *	3,805	2,015,889
Century Communities, Inc.	12,966	770,180
Champion Homes, Inc. *	27,776	1,895,156
Clarus Corp.	14,055	46,944
Columbia Sportswear Co.	12,409	615,859
Cricut, Inc., Class A	25,000	132,750
Crocs, Inc. *	26,679	2,179,407
Crown Crafts, Inc.	5,621	16,188
Culp, Inc. *	2,586	10,396
Deckers Outdoor Corp. *	71,427	5,821,300
DR Horton, Inc.	132,995	19,826,895
SECURITY	NUMBER OF SHARES	VALUE ($)
Dream Finders Homes, Inc., Class A *	16,669	330,046
Escalade, Inc.	3,803	43,773
Ethan Allen Interiors, Inc.	10,573	255,549
Figs, Inc., Class A *	74,500	555,770
Flexsteel Industries, Inc.	2,656	90,809
Fossil Group, Inc. *	25,000	52,000
Garmin Ltd.	78,815	16,861,681
G-III Apparel Group Ltd. *	17,626	473,258
GoPro, Inc., Class A *	64,829	127,713
Green Brick Partners, Inc. *	14,150	916,071
Hamilton Beach Brands Holding Co., Class A	3,706	52,143
Hanesbrands, Inc. *	171,255	1,131,996
Hasbro, Inc.	63,410	4,838,817
Helen of Troy Ltd. *	11,000	204,930
Hovnanian Enterprises, Inc., Class A *	2,031	244,187
Installed Building Products, Inc.	11,091	2,753,119
JAKKS Pacific, Inc.	5,309	90,253
Johnson Outdoors, Inc., Class A	2,681	109,197
KB Home	32,712	2,041,883
Kontoor Brands, Inc.	25,379	2,053,669
Lakeland Industries, Inc.	3,608	59,388
Latham Group, Inc. *	20,641	149,647
La-Z-Boy, Inc.	19,021	602,966
Legacy Housing Corp. *	4,652	104,461
Leggett & Platt, Inc.	65,000	607,100
Lennar Corp., Class A	113,613	14,061,881
Levi Strauss & Co., Class A	49,226	998,303
LGI Homes, Inc. *	9,867	402,672
Lovesac Co. *	6,528	90,543
Lululemon Athletica, Inc. *	52,385	8,933,738
M/I Homes, Inc. *	12,695	1,589,287
Malibu Boats, Inc., Class A *	8,904	248,154
Marine Products Corp.	5,165	43,644
MasterCraft Boat Holdings, Inc. *	7,841	157,290
Mattel, Inc. *	152,567	2,804,181
Meritage Homes Corp.	34,368	2,321,902
Mohawk Industries, Inc. *	24,918	2,831,681
Movado Group, Inc.	6,936	126,305
Newell Brands, Inc.	165,000	561,000
NIKE, Inc., Class B	570,890	36,873,785
NVR, Inc. *	1,390	10,023,040
Outdoor Holding Co. *	42,500	68,000
Oxford Industries, Inc.	7,014	258,466
Peloton Interactive, Inc., Class A *	187,824	1,363,602
Polaris, Inc.	26,806	1,771,877
PulteGroup, Inc.	94,948	11,381,417
PVH Corp.	24,051	1,883,915
Ralph Lauren Corp., Class A	18,620	5,952,069
Rocky Brands, Inc.	2,880	81,187
Smith & Wesson Brands, Inc.	20,549	196,962
Smith Douglas Homes Corp. *	4,614	80,607
Somnigroup International, Inc.	101,977	8,090,855
Sonos, Inc. *	60,399	1,037,051
Steven Madden Ltd.	36,680	1,243,819
Sturm Ruger & Co., Inc.	7,968	337,923
Superior Group of Cos., Inc.	5,398	50,417
Tapestry, Inc.	100,027	10,984,965
Taylor Morrison Home Corp., Class A *	48,752	2,889,531
Toll Brothers, Inc.	47,011	6,344,134
TopBuild Corp. *	13,390	5,657,007
Topgolf Callaway Brands Corp. *	68,746	646,900
Traeger, Inc. *	23,917	22,004
Tri Pointe Homes, Inc. *	43,323	1,379,838
Under Armour, Inc., Class A *	150,126	692,081
VF Corp.	161,817	2,271,911
Whirlpool Corp.	27,336	1,958,078
Wolverine World Wide, Inc.	37,597	853,452
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YETI Holdings, Inc. *	40,379	1,372,482
		224,344,788

Consumer Services 2.0%
Accel Entertainment, Inc., Class A *	29,774	303,397
ADT, Inc.	244,990	2,165,712
Adtalem Global Education, Inc. *	17,401	1,705,646
Airbnb, Inc., Class A *	207,070	26,202,638
American Public Education, Inc. *	8,505	284,832
Aramark	126,086	4,776,138
Bally's Corp. *	3,500	63,735
Biglari Holdings, Inc., Class B *	514	185,713
BJ's Restaurants, Inc. *	10,196	346,256
Bloomin' Brands, Inc.	37,776	258,010
Booking Holdings, Inc.	15,596	79,192,433
Boyd Gaming Corp.	29,360	2,286,263
Bright Horizons Family Solutions, Inc. *	27,445	2,997,817
Brinker International, Inc. *	21,173	2,300,658
Caesars Entertainment, Inc. *	100,088	2,011,769
Canterbury Park Holding Corp.	1,452	23,014
Carnival Corp. *	522,136	15,053,181
Carriage Services, Inc., Class A	9,313	416,291
Cava Group, Inc. *	48,090	2,583,876
Cheesecake Factory, Inc. (a)	22,932	1,142,014
Chegg, Inc. *	60,000	63,600
Chipotle Mexican Grill, Inc., Class A *	645,215	20,446,863
Choice Hotels International, Inc.	10,433	969,852
Churchill Downs, Inc.	32,413	3,215,370
Coursera, Inc. *	71,705	603,756
Cracker Barrel Old Country Store, Inc. (a)	11,203	377,541
Darden Restaurants, Inc.	56,369	10,154,875
Dave & Buster's Entertainment, Inc. *	14,984	220,115
Denny's Corp. *	24,016	93,903
Dine Brands Global, Inc.	7,136	176,402
Domino's Pizza, Inc.	15,001	5,977,298
DoorDash, Inc., Class A *	178,125	45,309,656
DraftKings, Inc., Class A *	238,851	7,306,452
Driven Brands Holdings, Inc. *	31,309	449,284
Duolingo, Inc. *	19,326	5,230,389
Dutch Bros, Inc., Class A *	60,721	3,372,444
El Pollo Loco Holdings, Inc. *	9,086	92,859
European Wax Center, Inc., Class A *	22,075	86,093
Expedia Group, Inc.	56,877	12,512,940
First Watch Restaurant Group, Inc. *	25,923	427,470
Flutter Entertainment PLC *	84,403	19,631,294
Frontdoor, Inc. *	35,506	2,358,664
Global Business Travel Group I *	59,046	464,102
Golden Entertainment, Inc.	9,398	189,840
Graham Holdings Co., Class B	1,610	1,629,529
Grand Canyon Education, Inc. *	13,051	2,457,503
H&R Block, Inc.	63,984	3,182,564
Hilton Grand Vacations, Inc. *	29,359	1,216,931
Hilton Worldwide Holdings, Inc.	113,030	29,044,189
Hyatt Hotels Corp., Class A	20,348	2,796,019
Inspired Entertainment, Inc. *	10,938	82,582
Jack in the Box, Inc.	8,973	143,927
Krispy Kreme, Inc.	48,000	172,320
Kura Sushi USA, Inc., Class A *	2,756	156,899
Las Vegas Sands Corp.	148,437	8,809,736
Laureate Education, Inc. *	63,773	1,851,330
Life Time Group Holdings, Inc. *	73,247	1,811,398
Light & Wonder, Inc. *	40,187	2,921,595
Lincoln Educational Services Corp. *	14,839	288,173
Lindblad Expeditions Holdings, Inc. *	24,542	295,977
SECURITY	NUMBER OF SHARES	VALUE ($)
Lucky Strike Entertainment Corp., Class A (a)	14,987	125,591
Marriott International, Inc., Class A	108,424	28,253,126
Marriott Vacations Worldwide Corp.	12,803	844,742
Matthews International Corp., Class A	14,759	345,656
McDonald's Corp.	343,401	102,481,160
McGraw Hill, Inc. *	12,000	133,920
MGM Resorts International *	97,818	3,133,111
Mister Car Wash, Inc. *	47,073	263,138
Monarch Casino & Resort, Inc.	5,776	520,244
Nathan's Famous, Inc.	1,235	130,700
Nerdy, Inc. *	39,000	38,606
Norwegian Cruise Line Holdings Ltd. *	217,254	4,870,835
OneSpaWorld Holdings Ltd.	50,012	1,163,779
Papa John's International, Inc.	16,061	816,059
Penn Entertainment, Inc. *	65,304	1,074,904
Perdoceo Education Corp.	29,123	924,947
Planet Fitness, Inc., Class A *	40,412	3,664,964
Portillo's, Inc., Class A *	34,000	181,900
Pursuit Attractions & Hospitality, Inc. *	9,565	339,366
Rave Restaurant Group, Inc. *	10,012	25,631
RCI Hospitality Holdings, Inc.	3,668	91,370
Red Rock Resorts, Inc., Class A	23,238	1,238,818
Royal Caribbean Cruises Ltd.	121,830	34,944,499
Rush Street Interactive, Inc. *	48,975	830,616
Sabre Corp. *	189,849	388,241
Serve Robotics, Inc. *(a)	26,785	354,366
Service Corp. International	67,989	5,677,761
Shake Shack, Inc., Class A *	19,290	1,861,678
Sharplink Gaming, Inc. *	82,998	1,148,692
Six Flags Entertainment Corp. *	50,227	1,154,216
Soho House & Co., Inc. *	16,810	149,609
Starbucks Corp.	547,004	44,236,214
Strategic Education, Inc.	12,183	925,664
Stride, Inc. *	20,383	1,386,859
Sweetgreen, Inc., Class A *	37,000	232,730
Target Hospitality Corp. *	21,320	163,951
Texas Roadhouse, Inc., Class A	31,769	5,196,773
Travel & Leisure Co.	30,366	1,906,378
Udemy, Inc. *	45,337	258,194
United Parks & Resorts, Inc. *	14,466	700,154
Universal Technical Institute, Inc. *	24,431	726,089
Vail Resorts, Inc.	18,259	2,708,358
Venu Holding Corp. *	16,934	235,044
Wendy's Co.	78,650	671,671
Wingstop, Inc.	13,753	2,979,312
WW International, Inc. *	4,893	170,374
Wyndham Hotels & Resorts, Inc.	36,751	2,698,626
Wynn Resorts Ltd.	40,657	4,837,776
Xponential Fitness, Inc., Class A *	19,583	131,598
Yum! Brands, Inc.	133,530	18,455,181
		626,684,318

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	194,525	3,441,147
Andersons, Inc.	15,277	707,478
BJ's Wholesale Club Holdings, Inc. *	63,732	5,624,986
Casey's General Stores, Inc.	17,758	9,113,228
Chefs' Warehouse, Inc. *	16,784	990,256
Costco Wholesale Corp.	213,411	194,513,456
Dollar General Corp.	105,745	10,432,802
Dollar Tree, Inc. *	93,634	9,281,002
Grocery Outlet Holding Corp. *	47,258	643,181
Guardian Pharmacy Services, Inc., Class A *	11,616	325,713
Ingles Markets, Inc., Class A	7,246	500,699
Kroger Co.	292,162	18,590,268
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maplebear, Inc. *	88,325	3,255,659
Natural Grocers by Vitamin Cottage, Inc.	4,452	142,865
Performance Food Group Co. *	75,233	7,278,040
PriceSmart, Inc.	12,274	1,410,774
Sprouts Farmers Market, Inc. *	47,419	3,744,204
Sysco Corp.	229,707	17,062,636
Target Corp.	218,651	20,273,321
U.S. Foods Holding Corp. *	108,435	7,874,550
United Natural Foods, Inc. *	27,992	1,053,899
Village Super Market, Inc., Class A	6,411	201,113
Walmart, Inc.	2,112,191	213,711,485
Weis Markets, Inc.	4,525	286,614
		530,459,376

Energy 2.9%
Aemetis, Inc. *	26,000	55,380
Amplify Energy Corp. *	16,372	74,329
Antero Midstream Corp.	159,669	2,754,290
Antero Resources Corp. *	142,291	4,398,215
APA Corp.	171,988	3,895,528
Archrock, Inc.	82,999	2,097,385
Atlas Energy Solutions, Inc., Class A	33,548	415,324
Baker Hughes Co., Class A	473,824	22,937,820
Berry Corp.	67,374	227,050
BKV Corp. *	8,423	198,699
Bristow Group, Inc. *	13,008	529,426
Cactus, Inc., Class A	33,094	1,461,762
California Resources Corp.	34,515	1,628,073
Calumet, Inc. *	34,512	675,055
Centrus Energy Corp., Class A *	8,511	3,127,452
Cheniere Energy, Inc.	105,757	22,420,484
Chevron Corp.	926,135	146,070,012
Chord Energy Corp.	27,856	2,527,096
Civitas Resources, Inc.	41,746	1,203,537
Clean Energy Fuels Corp. *	64,632	184,848
CNX Resources Corp. *	70,699	2,379,728
Comstock Resources, Inc. *	38,020	712,875
ConocoPhillips	601,018	53,406,459
Core Laboratories, Inc.	22,510	358,809
Core Natural Resources, Inc.	25,610	2,023,190
Coterra Energy, Inc.	366,485	8,671,035
Crescent Energy Co., Class A	86,529	729,439
CVR Energy, Inc. *	13,209	470,108
Delek U.S. Holdings, Inc.	28,941	1,092,812
Devon Energy Corp.	304,366	9,888,851
Diamondback Energy, Inc.	90,085	12,899,271
DMC Global, Inc. *	8,283	66,761
Dorian LPG Ltd.	17,028	491,258
DT Midstream, Inc.	49,204	5,387,346
Empire Petroleum Corp. *	14,255	42,908
Energy Services of America Corp.	8,556	93,774
EOG Resources, Inc.	263,604	27,899,847
Epsilon Energy Ltd.	5,425	26,040
EQT Corp.	300,301	16,090,128
Evolution Petroleum Corp.	15,426	67,566
Excelerate Energy, Inc., Class A	11,119	288,093
Expand Energy Corp.	114,427	11,821,453
Expro Group Holdings NV *	50,353	683,794
Exxon Mobil Corp.	2,051,565	234,616,973
Flowco Holdings, Inc., Class A	10,000	162,000
Forum Energy Technologies, Inc. *	4,222	113,065
Geospace Technologies Corp. *	10,335	261,889
Gevo, Inc. *(a)	99,561	232,973
Granite Ridge Resources, Inc.	22,980	121,334
Green Plains, Inc. *	31,000	318,680
Gulf Island Fabrication, Inc. *	6,007	46,915
SECURITY	NUMBER OF SHARES	VALUE ($)
Gulfport Energy Corp. *	7,296	1,357,129
Halliburton Co.	410,290	11,012,184
Helix Energy Solutions Group, Inc. *	70,570	474,230
Helmerich & Payne, Inc.	47,141	1,237,923
HF Sinclair Corp.	75,977	3,920,413
Infinity Natural Resources, Inc., Class A *	6,300	72,324
Innovex International, Inc. *	17,876	358,771
International Seaways, Inc.	19,219	984,589
Kinder Morgan, Inc.	940,994	24,644,633
Kinetik Holdings, Inc., Class A	19,852	764,501
Kodiak Gas Services, Inc.	33,526	1,236,439
Kosmos Energy Ltd. *	230,000	361,100
Liberty Energy, Inc., Class A	76,251	1,380,906
Lightbridge Corp. *	11,562	310,208
Magnolia Oil & Gas Corp., Class A	90,844	2,040,356
Mammoth Energy Services, Inc. *	10,739	21,908
Marathon Petroleum Corp.	146,301	28,515,528
Matador Resources Co.	57,502	2,269,029
Murphy Oil Corp.	64,275	1,818,983
Nabors Industries Ltd. *	7,500	363,900
NACCO Industries, Inc., Class A	1,966	83,122
Natural Gas Services Group, Inc.	4,213	117,290
New Fortress Energy, Inc. *(a)	54,415	70,195
NextDecade Corp. *	65,662	389,376
Noble Corp. PLC	62,160	1,824,396
Northern Oil & Gas, Inc.	46,016	1,018,334
NOV, Inc.	180,928	2,641,549
Occidental Petroleum Corp.	346,883	14,291,580
Oceaneering International, Inc. *	48,506	1,129,705
Oil States International, Inc. *	29,052	173,440
ONEOK, Inc.	304,330	20,390,110
Ovintiv, Inc.	122,628	4,599,776
Par Pacific Holdings, Inc. *	24,479	978,670
Patterson-UTI Energy, Inc.	167,426	1,049,761
PBF Energy, Inc., Class A	41,255	1,409,683
Peabody Energy Corp.	61,147	1,676,651
Permian Resources Corp., Class A	336,470	4,226,063
Phillips 66	194,586	26,490,938
Prairie Operating Co. *(a)	25,000	51,250
PrimeEnergy Resources Corp. *	362	48,957
ProFrac Holding Corp., Class A *	11,000	60,170
ProPetro Holding Corp. *	39,887	414,027
Range Resources Corp.	114,590	4,073,675
Ranger Energy Services, Inc., Class A	5,075	69,731
REX American Resources Corp. *	14,502	464,499
Riley Exploration Permian, Inc.	5,555	144,541
Ring Energy, Inc. *	96,457	92,107
RPC, Inc.	36,343	188,984
Sable Offshore Corp. *	40,792	426,684
SandRidge Energy, Inc.	12,685	151,078
SEACOR Marine Holdings, Inc. *	10,252	65,203
Seadrill Ltd. *	28,900	912,084
Select Water Solutions, Inc.	48,335	558,753
SLB Ltd.	717,961	25,889,674
SM Energy Co.	55,363	1,156,533
Smart Sand, Inc.	17,439	37,494
Solaris Energy Infrastructure, Inc.	20,993	1,117,457
Summit Midstream Corp. *	4,783	104,843
Talos Energy, Inc. *	63,295	620,924
Targa Resources Corp.	104,255	16,059,440
TechnipFMC PLC	197,790	8,178,617
TETRA Technologies, Inc. *	64,233	453,485
Texas Pacific Land Corp.	9,308	8,780,981
Tidewater, Inc. *	22,190	1,122,592
Transocean Ltd. *	463,483	1,779,775
Uranium Energy Corp. *	215,360	3,258,397
Ur-Energy, Inc. *	175,000	301,000
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VAALCO Energy, Inc.	43,433	170,692
Valaris Ltd. *	31,641	1,775,693
Valero Energy Corp.	149,477	25,345,320
Venture Global, Inc., Class A	221,290	1,896,455
Viper Energy, Inc., Class A	81,065	3,044,801
Vital Energy, Inc. *	10,527	165,379
Vitesse Energy, Inc.	13,373	290,863
W&T Offshore, Inc.	50,000	105,000
Weatherford International PLC	35,131	2,588,803
Williams Cos., Inc.	588,877	34,078,312
World Kinect Corp.	27,459	709,815
		920,806,920

Equity Real Estate Investment Trusts (REITs) 2.0%
Acadia Realty Trust	65,151	1,242,430
Agree Realty Corp.	53,772	3,925,894
Alexander & Baldwin, Inc.	35,571	568,069
Alexander's, Inc.	964	212,977
Alexandria Real Estate Equities, Inc.	75,406	4,390,137
Alpine Income Property Trust, Inc.	4,623	67,866
American Assets Trust, Inc.	21,772	416,063
American Healthcare REIT, Inc.	82,287	3,729,247
American Homes 4 Rent, Class A	156,781	4,954,280
American Tower Corp.	225,332	40,329,921
Americold Realty Trust, Inc.	142,720	1,839,661
Apartment Investment & Management Co., Class A	63,000	335,160
Apple Hospitality REIT, Inc.	105,963	1,185,726
Armada Hoffler Properties, Inc.	38,123	249,324
AvalonBay Communities, Inc.	68,475	11,909,172
Bluerock Homes Trust, Inc.	1,536	15,114
Braemar Hotels & Resorts, Inc.	24,766	63,153
Brandywine Realty Trust	80,539	276,249
Brixmor Property Group, Inc.	147,200	3,850,752
Broadstone Net Lease, Inc.	89,652	1,606,564
BRT Apartments Corp.	5,530	81,346
BXP, Inc.	70,570	5,023,878
Camden Property Trust	51,989	5,171,866
CareTrust REIT, Inc.	106,992	3,707,273
CBL & Associates Properties, Inc.	5,626	166,361
Centerspace	8,509	504,158
Chatham Lodging Trust	21,672	138,701
City Office REIT, Inc.	16,407	113,208
Clipper Realty, Inc.	5,283	20,551
Community Healthcare Trust, Inc.	16,827	246,684
COPT Defense Properties	55,553	1,564,928
Cousins Properties, Inc.	81,130	2,103,701
Crown Castle, Inc.	209,057	18,861,123
CTO Realty Growth, Inc.	15,942	265,913
CubeSmart	109,166	4,112,283
Curbline Properties Corp.	44,358	1,022,895
DiamondRock Hospitality Co.	99,179	775,580
Digital Realty Trust, Inc.	154,721	26,366,006
Diversified Healthcare Trust	100,000	426,000
Douglas Emmett, Inc.	82,507	1,067,641
Easterly Government Properties, Inc.	19,370	418,779
EastGroup Properties, Inc.	25,902	4,520,676
Elme Communities	40,011	658,181
Empire State Realty Trust, Inc., Class A	64,131	473,928
EPR Properties	36,814	1,804,622
Equinix, Inc.	47,094	39,841,995
Equity LifeStyle Properties, Inc.	93,783	5,725,452
Equity Residential	167,641	9,964,581
Essential Properties Realty Trust, Inc.	97,090	2,901,049
Essex Property Trust, Inc.	31,016	7,808,898
Extra Space Storage, Inc.	101,997	13,620,679
SECURITY	NUMBER OF SHARES	VALUE ($)
Farmland Partners, Inc.	21,207	212,706
Federal Realty Investment Trust	37,667	3,623,189
First Industrial Realty Trust, Inc.	63,730	3,522,994
Four Corners Property Trust, Inc.	48,097	1,137,013
Franklin Street Properties Corp.	38,431	46,117
FrontView REIT, Inc.	7,000	93,100
Gaming & Leisure Properties, Inc.	136,430	6,092,964
Getty Realty Corp.	23,634	648,281
Gladstone Commercial Corp.	22,360	255,575
Gladstone Land Corp.	14,746	133,599
Global Medical REIT, Inc.	5,219	160,223
Global Net Lease, Inc.	94,810	722,452
Healthcare Realty Trust, Inc., Class A	169,248	2,999,075
Healthpeak Properties, Inc.	333,411	5,984,727
Highwoods Properties, Inc.	52,859	1,513,353
Host Hotels & Resorts, Inc.	307,660	4,928,713
Hudson Pacific Properties, Inc. *	172,995	422,108
Independence Realty Trust, Inc.	113,856	1,813,726
Industrial Logistics Properties Trust	24,875	131,340
Innovative Industrial Properties, Inc.	13,677	685,902
InvenTrust Properties Corp.	38,416	1,052,598
Invitation Homes, Inc.	270,718	7,620,712
Iron Mountain, Inc.	141,982	14,617,047
JBG SMITH Properties	32,784	638,960
Kilroy Realty Corp.	51,804	2,188,719
Kimco Realty Corp.	327,056	6,756,977
Kite Realty Group Trust	105,603	2,338,050
Lamar Advertising Co., Class A	42,157	4,999,399
Lineage, Inc.	26,567	1,046,740
LTC Properties, Inc.	22,499	789,265
LXP Industrial Trust	139,647	1,325,250
Macerich Co.	124,219	2,130,356
Medical Properties Trust, Inc. (a)	242,764	1,255,090
Mid-America Apartment Communities, Inc.	56,889	7,294,876
Millrose Properties, Inc., Class A (a)	58,990	1,900,068
Modiv Industrial, Inc.	3,196	46,086
National Health Investors, Inc.	22,914	1,707,322
National Storage Affiliates Trust	32,938	958,166
NET Lease Office Properties	6,279	184,289
NETSTREIT Corp.	38,339	713,872
NexPoint Diversified Real Estate Trust	447	1,421
NexPoint Residential Trust, Inc.	9,644	295,781
NNN REIT, Inc.	90,810	3,674,173
Omega Healthcare Investors, Inc.	142,846	6,003,817
One Liberty Properties, Inc.	6,163	123,815
Orion Properties, Inc.	25,500	62,985
Outfront Media, Inc.	74,427	1,316,614
Paramount Group, Inc. *	85,678	560,334
Park Hotels & Resorts, Inc.	97,416	1,002,411
Peakstone Realty Trust	19,131	258,460
Pebblebrook Hotel Trust	56,936	595,551
Phillips Edison & Co., Inc.	61,483	2,080,585
Piedmont Realty Trust, Inc., Class A	59,125	476,548
Plymouth Industrial REIT, Inc.	23,365	514,030
Postal Realty Trust, Inc., Class A	13,537	200,483
PotlatchDeltic Corp.	35,748	1,429,920
Prologis, Inc.	446,604	55,419,090
Public Storage	75,945	21,155,239
Rayonier, Inc.	66,636	1,470,657
Realty Income Corp.	439,406	25,476,760
Regency Centers Corp.	79,093	5,453,462
Rexford Industrial Realty, Inc.	113,692	4,697,753
RLJ Lodging Trust	69,831	474,851
Ryman Hospitality Properties, Inc.	30,495	2,650,320
Sabra Health Care REIT, Inc.	112,814	2,010,345
Safehold, Inc.	21,044	303,665
Saul Centers, Inc.	5,768	170,790
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SBA Communications Corp., Class A	51,520	9,865,050
Service Properties Trust (c)	79,200	169,488
Sila Realty Trust, Inc.	26,410	625,917
Simon Property Group, Inc.	157,094	27,610,841
SITE Centers Corp.	22,400	164,192
SL Green Realty Corp.	34,202	1,756,273
Smartstop Self Storage REIT, Inc.	15,266	524,387
STAG Industrial, Inc.	88,709	3,394,893
Summit Hotel Properties, Inc.	47,221	242,716
Sun Communities, Inc.	56,608	7,166,573
Sunstone Hotel Investors, Inc.	91,945	813,713
Tanger, Inc.	55,925	1,820,918
Terreno Realty Corp.	50,238	2,870,097
UDR, Inc.	146,019	4,919,380
UMH Properties, Inc.	39,350	572,149
Universal Health Realty Income Trust	5,432	207,611
Urban Edge Properties	61,172	1,176,338
Ventas, Inc.	217,925	16,080,686
Veris Residential, Inc.	37,721	541,674
VICI Properties, Inc., Class A	511,375	15,336,136
Vornado Realty Trust	76,652	2,908,177
Welltower, Inc.	321,853	58,268,267
Weyerhaeuser Co.	346,790	7,976,170
Whitestone REIT	20,066	251,628
WP Carey, Inc.	105,678	6,974,748
Xenia Hotels & Resorts, Inc.	45,844	563,881
		646,019,457

Financial Services 7.6%
Acacia Research Corp. *	29,703	103,069
Acadian Asset Management, Inc.	14,000	673,400
ACRES Commercial Realty Corp. *	3,144	66,024
Adamas Trust, Inc.	40,532	270,348
Affiliated Managers Group, Inc.	13,909	3,309,786
Affirm Holdings, Inc. *	134,992	9,703,225
AG Mortgage Investment Trust, Inc.	14,032	100,188
AGNC Investment Corp.	500,812	5,008,120
Alerus Financial Corp.	11,281	238,255
Ally Financial, Inc.	134,867	5,255,767
AlTi Global, Inc. *	40,478	159,483
American Express Co.	261,201	94,223,037
Ameriprise Financial, Inc.	45,283	20,502,784
Angel Oak Mortgage REIT, Inc.	9,942	90,174
Annaly Capital Management, Inc.	307,205	6,503,530
Apollo Commercial Real Estate Finance, Inc.	61,373	600,842
Apollo Global Management, Inc.	221,180	27,494,886
Arbor Realty Trust, Inc. (a)	92,240	930,702
ARES Management Corp., Class A	99,269	14,762,293
ARMOUR Residential REIT, Inc.	54,206	879,221
Artisan Partners Asset Management, Inc., Class A	32,819	1,432,878
Atlanticus Holdings Corp. *	2,144	118,156
Bakkt Holdings, Inc. *	4,920	136,136
Bank of New York Mellon Corp.	339,107	36,599,818
Berkshire Hathaway, Inc., Class B *	882,726	421,536,974
Better Home & Finance Holding Co. *(a)	3,600	263,556
BGC Group, Inc., Class A	172,212	1,574,018
Blackrock, Inc.	69,302	75,040,899
Blackstone Mortgage Trust, Inc., Class A	78,316	1,447,280
Blackstone, Inc.	354,704	52,013,795
Block, Inc. *	264,108	20,056,361
Blue Owl Capital, Inc., Class A	297,653	4,693,988
Bread Financial Holdings, Inc.	22,422	1,404,738
BrightSpire Capital, Inc., Class A	69,114	356,628
SECURITY	NUMBER OF SHARES	VALUE ($)
Cannae Holdings, Inc.	25,712	459,731
Cantaloupe, Inc. *	26,721	282,174
Capital One Financial Corp.	307,741	67,699,943
Carlyle Group, Inc.	125,156	6,673,318
Cass Information Systems, Inc.	5,702	225,400
Cboe Global Markets, Inc.	50,431	12,387,871
Charles Schwab Corp. (d)	815,807	77,110,078
Chicago Atlantic Real Estate Finance, Inc.	9,254	119,006
Chime Financial, Inc., Class A *(a)	17,000	291,890
Chimera Investment Corp.	41,204	525,763
Claros Mortgage Trust, Inc. *	61,707	197,462
CME Group, Inc.	173,421	46,041,541
Cohen & Steers, Inc.	14,837	1,013,664
Coinbase Global, Inc., Class A *	108,832	37,414,265
Consumer Portfolio Services, Inc. *	5,099	42,832
Corebridge Financial, Inc.	129,469	4,215,511
Corpay, Inc. *	33,836	8,809,203
Credit Acceptance Corp. *	3,048	1,363,492
Dave, Inc. *	5,360	1,282,755
DeFi Development Corp. *(a)	4,500	49,635
Diamond Hill Investment Group, Inc.	1,364	175,069
DigitalBridge Group, Inc.	75,000	887,250
Donnelley Financial Solutions, Inc. *	12,417	570,561
Dynex Capital, Inc.	62,224	823,846
Ellington Financial, Inc.	43,305	576,823
Enact Holdings, Inc.	14,940	533,657
Encore Capital Group, Inc. *	12,761	530,602
Enova International, Inc. *	12,373	1,479,440
Equitable Holdings, Inc.	145,242	7,174,955
Essent Group Ltd.	47,237	2,861,145
Euronet Worldwide, Inc. *	19,264	1,461,367
Evercore, Inc., Class A	18,572	5,470,568
EVERTEC, Inc.	29,799	848,378
EZCORP, Inc., Class A *	25,151	459,006
FactSet Research Systems, Inc.	18,069	4,820,809
Federal Agricultural Mortgage Corp., Class C	4,622	733,234
Federated Hermes, Inc.	35,278	1,710,277
Fidelity National Information Services, Inc.	252,792	15,804,556
Finance of America Cos., Inc., Class A *	5,723	125,906
FirstCash Holdings, Inc.	18,911	2,997,393
Fiserv, Inc. *	261,351	17,429,498
Flywire Corp. *	51,215	682,184
Forge Global Holdings, Inc. *	3,010	66,039
Franklin BSP Realty Trust, Inc.	44,583	452,072
Franklin Resources, Inc.	148,573	3,359,236
Galaxy Digital, Inc., Class A *	84,000	2,940,840
GCM Grosvenor, Inc., Class A	25,770	296,613
Global Payments, Inc.	117,222	9,115,183
Goldman Sachs Group, Inc.	145,676	114,992,264
Granite Point Mortgage Trust, Inc.	23,221	62,232
Great Elm Group, Inc. *	9,772	24,430
Green Dot Corp., Class A *	26,000	301,860
Guild Holdings Co., Class A	4,604	91,528
HA Sustainable Infrastructure Capital, Inc.	62,554	1,733,371
Hamilton Lane, Inc., Class A	19,596	2,233,160
Heritage Global, Inc. *	16,791	24,683
Houlihan Lokey, Inc., Class A	26,194	4,690,821
Innventure, Inc. *(a)	15,812	45,855
Interactive Brokers Group, Inc., Class A	215,452	15,159,203
Intercontinental Exchange, Inc.	275,462	40,297,336
International Money Express, Inc. *	18,445	274,646
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Invesco Ltd.	216,773	5,137,520
Invesco Mortgage Capital, Inc. (a)	28,900	217,617
Jack Henry & Associates, Inc.	34,966	5,207,836
Jackson Financial, Inc., Class A	33,011	3,327,839
Janus Henderson Group PLC	59,917	2,609,984
Jefferies Financial Group, Inc.	78,640	4,154,551
Jefferson Capital, Inc.	5,000	94,400
KKR & Co., Inc.	330,133	39,064,638
KKR Real Estate Finance Trust, Inc.	24,272	197,574
Ladder Capital Corp., Class A	54,768	578,898
Lazard, Inc.	55,551	2,710,889
LendingClub Corp. *	52,098	905,984
LendingTree, Inc. *	6,556	419,584
loanDepot, Inc., Class A *	36,984	111,692
LPL Financial Holdings, Inc.	38,606	14,566,430
Lument Finance Trust, Inc.	24,035	37,495
Manhattan Bridge Capital, Inc.	7,727	38,017
MarketAxess Holdings, Inc.	18,220	2,916,293
Marqeta, Inc., Class A *	195,000	883,350
Mastercard, Inc., Class A	397,244	219,274,716
Medallion Financial Corp.	6,557	64,455
Merchants Bancorp	12,767	398,203
MFA Financial, Inc.	47,437	426,459
MGIC Investment Corp.	112,975	3,097,774
Miami International Holdings, Inc. *	7,300	319,010
Moelis & Co., Class A	36,239	2,295,016
Moody's Corp.	74,245	35,659,873
Morgan Stanley	583,825	95,747,300
Morningstar, Inc.	11,843	2,514,269
MSCI, Inc., Class A	37,330	21,970,571
Nasdaq, Inc.	219,357	18,752,830
Navient Corp.	37,356	456,864
NCR Atleos Corp. *	35,791	1,320,688
Nelnet, Inc., Class A	6,753	871,475
NerdWallet, Inc., Class A *	22,319	260,463
NewtekOne, Inc.	11,192	116,397
Nexpoint Real Estate Finance, Inc.	5,703	74,367
NMI Holdings, Inc., Class A *	38,589	1,405,797
Northern Trust Corp.	92,541	11,907,250
Old Market Capital Corp. *	6,032	32,573
OneMain Holdings, Inc.	56,769	3,360,157
Onity Group, Inc. *	3,090	115,782
Open Lending Corp., Class A *	50,000	95,000
Oportun Financial Corp. *	16,000	85,280
Oppenheimer Holdings, Inc., Class A	3,500	244,160
OppFi, Inc.	17,756	173,121
Orchid Island Capital, Inc.	69,453	502,145
P10, Inc., Class A	37,410	380,086
Paymentus Holdings, Inc., Class A *	20,360	582,296
Payoneer Global, Inc. *	141,097	816,952
PayPal Holdings, Inc. *	459,748	31,846,744
Paysign, Inc. *	26,608	137,430
PennyMac Financial Services, Inc.	13,935	1,753,162
PennyMac Mortgage Investment Trust	41,298	497,228
Perella Weinberg Partners, Class A	32,601	608,987
Piper Sandler Cos.	7,959	2,540,990
PJT Partners, Inc., Class A	11,852	1,909,476
PRA Group, Inc. *	21,991	301,497
Priority Technology Holdings, Inc. *	9,469	65,904
PROG Holdings, Inc.	19,924	576,401
Radian Group, Inc.	64,043	2,173,619
Raymond James Financial, Inc.	85,340	13,540,898
Ready Capital Corp.	81,000	237,330
Redwood Trust, Inc.	69,393	368,477
Regional Management Corp.	3,411	134,223
Remitly Global, Inc. *	82,935	1,330,277
Repay Holdings Corp., Class A *	35,500	152,295
Rithm Capital Corp.	253,381	2,779,590
SECURITY	NUMBER OF SHARES	VALUE ($)
Rithm Property Trust, Inc.	21,615	57,712
Robinhood Markets, Inc., Class A *	372,448	54,667,917
Rocket Cos., Inc., Class A	461,762	7,692,955
S&P Global, Inc.	150,382	73,267,614
Security National Financial Corp., Class A *	7,773	61,951
SEI Investments Co.	45,864	3,697,097
Seven Hills Realty Trust *(a)	5,666	53,600
Sezzle, Inc. *	7,900	517,845
Shift4 Payments, Inc., Class A *	33,081	2,285,897
Silvercrest Asset Management Group, Inc., Class A	3,213	45,432
SLM Corp.	101,185	2,716,817
SoFi Technologies, Inc. *	575,110	17,069,265
Starwood Property Trust, Inc.	168,739	3,067,675
State Street Corp.	137,253	15,874,682
StepStone Group, Inc., Class A	34,609	2,106,996
Stifel Financial Corp.	49,495	5,861,693
StoneX Group, Inc. *	22,698	2,086,400
Sunrise Realty Trust, Inc.	2,814	27,802
SWK Holdings Corp.	1,451	23,492
Synchrony Financial	180,461	13,422,689
T. Rowe Price Group, Inc.	105,320	10,798,460
Toast, Inc., Class A *	223,632	8,082,060
TPG RE Finance Trust, Inc.	31,952	276,385
TPG, Inc.	59,557	3,278,017
Tradeweb Markets, Inc., Class A	56,783	5,984,360
Triller Group, Inc. *	65,000	37,277
Two Harbors Investment Corp.	51,925	504,711
Upstart Holdings, Inc. *	40,477	1,923,467
UWM Holdings Corp.	98,027	551,892
Velocity Financial, Inc. *	5,032	93,696
Victory Capital Holdings, Inc., Class A	23,325	1,452,448
Virtu Financial, Inc., Class A	38,843	1,353,290
Virtus Investment Partners, Inc.	2,856	465,014
Visa, Inc., Class A	817,599	278,588,683
Voya Financial, Inc.	46,953	3,496,120
Walker & Dunlop, Inc.	16,462	1,315,643
Waterstone Financial, Inc.	8,861	135,573
Western Union Co.	160,667	1,499,023
WEX, Inc. *	16,578	2,418,399
WisdomTree, Inc.	59,234	708,439
World Acceptance Corp. *	1,349	171,957
		2,433,270,682

Food, Beverage & Tobacco 1.9%
Alico, Inc.	2,213	77,920
Altria Group, Inc.	808,399	45,577,536
Archer-Daniels-Midland Co.	230,331	13,941,935
B&G Foods, Inc.	36,000	144,000
Beyond Meat, Inc. *(a)	37,000	61,235
Boston Beer Co., Inc., Class A *	3,638	753,030
BRC, Inc., Class A *	48,000	60,960
Brown-Forman Corp., Class B	113,189	3,082,137
Bunge Global SA	66,982	6,336,497
Calavo Growers, Inc.	7,291	161,933
Cal-Maine Foods, Inc.	21,931	1,925,542
Campbell's Co.	96,046	2,893,866
Celsius Holdings, Inc. *	78,075	4,702,457
Coca-Cola Co.	1,863,915	128,423,744
Coca-Cola Consolidated, Inc.	29,278	3,817,266
Conagra Brands, Inc.	230,683	3,965,441
Constellation Brands, Inc., Class A	68,898	9,051,819
Darling Ingredients, Inc. *	76,145	2,440,447
Flowers Foods, Inc.	103,373	1,233,240
Fresh Del Monte Produce, Inc.	17,575	621,276
Freshpet, Inc. *	23,189	1,141,131
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
General Mills, Inc.	258,888	12,066,770
Hain Celestial Group, Inc. *	73,232	84,949
Hershey Co.	71,427	12,116,162
Hormel Foods Corp.	142,595	3,078,626
Ingredion, Inc.	31,040	3,582,326
J&J Snack Foods Corp.	7,548	638,938
J.M. Smucker Co.	52,087	5,393,609
John B Sanfilippo & Son, Inc.	3,955	248,295
Kellanova	129,063	10,719,973
Keurig Dr. Pepper, Inc.	653,868	17,759,055
Kraft Heinz Co.	411,059	10,165,489
Lamb Weston Holdings, Inc.	66,093	4,079,921
Lifeway Foods, Inc. *	2,366	56,760
Limoneira Co.	7,226	102,103
Mama's Creations, Inc. *	16,154	171,071
Marzetti Co.	9,487	1,487,467
McCormick & Co., Inc. - Non Voting Shares	120,883	7,755,853
Mission Produce, Inc. *	18,304	210,862
Molson Coors Beverage Co., Class B	82,203	3,593,915
Mondelez International, Inc., Class A	622,674	35,778,848
Monster Beverage Corp. *	343,034	22,924,962
National Beverage Corp. *	13,198	452,295
PepsiCo, Inc.	658,829	96,248,329
Philip Morris International, Inc.	749,064	108,112,407
Pilgrim's Pride Corp.	19,693	750,303
Post Holdings, Inc. *	23,145	2,405,460
Primo Brands Corp.	120,787	2,653,690
Seaboard Corp.	139	468,427
Seneca Foods Corp., Class A *	2,612	281,665
Simply Good Foods Co. *	46,953	918,870
SunOpta, Inc. *	43,000	224,460
Tootsie Roll Industries, Inc.	7,873	277,838
TreeHouse Foods, Inc. *	21,000	382,200
Turning Point Brands, Inc.	8,413	756,329
Tyson Foods, Inc., Class A	137,179	7,052,372
Universal Corp.	12,751	646,221
Utz Brands, Inc.	34,013	358,157
Vita Coco Co., Inc. *	22,425	923,462
Vital Farms, Inc. *	18,421	605,130
Westrock Coffee Co. *(a)	15,240	67,208
Zevia PBC, Class A *	20,011	47,226
		606,061,415

Health Care Equipment & Services 3.7%
Abbott Laboratories	837,546	103,537,437
Acadia Healthcare Co., Inc. *	43,513	935,529
Accuray, Inc. *	138,517	195,309
AdaptHealth Corp., Class A *	56,230	505,508
Addus HomeCare Corp. *	8,798	1,028,398
agilon health, Inc. *	125,000	99,563
Align Technology, Inc. *	32,669	4,504,402
Alignment Healthcare, Inc. *	71,414	1,204,040
Alphatec Holdings, Inc. *	58,192	1,105,066
AMN Healthcare Services, Inc. *	17,098	336,660
AngioDynamics, Inc. *	16,851	202,718
Anteris Technologies Global Corp. *	16,000	71,840
Ardent Health, Inc. *	12,542	182,612
Artivion, Inc. *	21,300	966,381
Astrana Health, Inc. *	19,744	616,210
AtriCure, Inc. *	23,192	801,284
Avanos Medical, Inc. *	20,000	222,200
Aveanna Healthcare Holdings, Inc. *	42,117	381,159
Axogen, Inc. *	20,819	462,598
Baxter International, Inc.	246,772	4,557,879
Becton Dickinson & Co.	138,484	24,748,476
Beta Bionics, Inc. *(a)	20,552	559,425
SECURITY	NUMBER OF SHARES	VALUE ($)
Bioventus, Inc., Class A *	20,832	136,450
Boston Scientific Corp. *	713,051	71,818,497
BrightSpring Health Services, Inc. *	50,027	1,653,392
Brookdale Senior Living, Inc. *	121,029	1,121,939
Butterfly Network, Inc. *	142,130	382,330
Cardinal Health, Inc.	115,280	21,991,966
Castle Biosciences, Inc. *	13,247	337,798
Cencora, Inc.	93,345	31,532,874
Centene Corp. *	223,732	7,913,401
Certara, Inc. *	50,000	581,500
Cerus Corp. *	240,718	353,855
Chemed Corp.	7,177	3,095,440
Cigna Group	128,340	31,367,579
Claritev Corp. *	4,000	260,400
ClearPoint Neuro, Inc. *	13,369	310,428
Clover Health Investments Corp., Class A *	212,274	749,327
Community Health Systems, Inc. *	50,191	194,741
Concentra Group Holdings Parent, Inc.	61,313	1,221,355
CONMED Corp.	15,031	661,364
Cooper Cos., Inc. *	96,010	6,712,059
CorVel Corp. *	16,296	1,205,089
Cross Country Healthcare, Inc. *	14,884	182,478
CVRx, Inc. *	5,810	59,204
CVS Health Corp.	610,346	47,698,540
DaVita, Inc. *	17,204	2,047,620
Definitive Healthcare Corp. *	24,978	69,189
Delcath Systems, Inc. *	12,977	127,564
Dentsply Sirona, Inc.	95,723	1,207,067
Dexcom, Inc. *	188,713	10,986,871
DocGo, Inc. *	45,000	49,050
Doximity, Inc., Class A *	66,170	4,367,220
Edwards Lifesciences Corp. *	282,883	23,323,703
Electromed, Inc. *	3,594	86,472
Elevance Health, Inc.	108,360	34,371,792
Embecta Corp.	27,343	364,756
Encompass Health Corp.	48,343	5,503,851
Enhabit, Inc. *	23,015	187,112
Enovis Corp. *	29,799	930,921
Ensign Group, Inc.	27,338	4,923,574
Envista Holdings Corp. *	78,739	1,602,339
Evolent Health, Inc., Class A *	60,209	401,594
FONAR Corp. *	3,312	49,812
Fulgent Genetics, Inc. *	9,036	202,858
GE HealthCare Technologies, Inc.	221,025	16,565,824
GeneDx Holdings Corp. *	10,756	1,472,604
Glaukos Corp. *	28,066	2,471,773
Globus Medical, Inc., Class A *	53,888	3,254,296
GoodRx Holdings, Inc., Class A *	51,094	172,187
Guardant Health, Inc. *	61,458	5,716,823
Haemonetics Corp. *	24,730	1,236,747
HCA Healthcare, Inc.	78,822	36,232,897
Health Catalyst, Inc. *	26,200	84,626
HealthEquity, Inc. *	41,817	3,955,052
HealthStream, Inc.	11,829	290,993
HeartBeam, Inc. *	14,543	26,905
HeartFlow, Inc. *	9,700	360,452
Henry Schein, Inc. *	50,045	3,162,844
Hims & Hers Health, Inc. *	99,605	4,528,043
Hinge Health, Inc., Class A *	9,035	449,582
Hologic, Inc. *	108,189	7,996,249
Humana, Inc.	57,736	16,061,578
ICU Medical, Inc. *	12,135	1,457,292
IDEXX Laboratories, Inc. *	38,446	24,202,141
InfuSystem Holdings, Inc. *	10,655	110,386
Inogen, Inc. *	16,555	136,413
Inspire Medical Systems, Inc. *	14,056	1,013,156
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insulet Corp. *	33,804	10,580,990
Integer Holdings Corp. *	17,370	1,121,581
Integra LifeSciences Holdings Corp. *	31,364	376,682
Intuitive Surgical, Inc. *	172,507	92,167,040
iRadimed Corp.	4,278	328,593
iRhythm Technologies, Inc. *	15,645	2,930,308
Kestra Medical Technologies Ltd. *	6,000	164,280
Kewaunee Scientific Corp. *	1,200	50,184
Kindly MD, Inc. *	186,203	173,094
KORU Medical Systems, Inc. *	12,813	50,739
Labcorp Holdings, Inc.	40,254	10,222,906
Lantheus Holdings, Inc. *	33,429	1,928,519
LeMaitre Vascular, Inc.	9,838	852,069
LENSAR, Inc. *	4,846	59,606
LifeMD, Inc. *	20,209	119,435
LifeStance Health Group, Inc. *	88,312	432,729
LivaNova PLC *	26,525	1,396,011
Masimo Corp. *	22,928	3,224,823
McKesson Corp.	59,856	48,563,567
Medtronic PLC	616,572	55,923,080
Merit Medical Systems, Inc. *	29,482	2,580,854
Milestone Scientific, Inc. *	34,400	14,431
Molina Healthcare, Inc. *	25,905	3,965,019
National HealthCare Corp.	6,222	743,156
Neogen Corp. *	105,023	647,992
NeoGenomics, Inc. *	50,000	488,500
Neuronetics, Inc. *	15,000	39,750
NeuroPace, Inc. *	8,356	83,059
Novocure Ltd. *	49,100	628,971
Nutex Health, Inc. *	1,600	196,896
Omada Health, Inc. *	6,858	168,501
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	21,903	735,284
Oncology Institute, Inc. *	40,000	178,400
OPKO Health, Inc. *	277,893	377,934
OptimizeRx Corp. *	8,000	163,920
Option Care Health, Inc. *	77,815	2,025,524
OraSure Technologies, Inc. *	35,000	95,900
Orthofix Medical, Inc. *	22,050	340,452
OrthoPediatrics Corp. *	7,124	119,968
Outset Medical, Inc. *	11,149	146,275
Owens & Minor, Inc. *	30,000	119,100
PACS Group, Inc. *	22,000	265,760
Pediatrix Medical Group, Inc. *	44,894	761,851
Pennant Group, Inc. *	17,830	440,936
Penumbra, Inc. *	18,742	4,261,369
Phreesia, Inc. *	26,389	597,447
Premier, Inc., Class A	40,368	1,135,148
Privia Health Group, Inc. *	58,873	1,430,614
PROCEPT BioRobotics Corp. *	26,802	912,072
Pro-Dex, Inc. *	1,916	69,436
Progyny, Inc. *	36,695	686,563
Pulse Biosciences, Inc. *	9,273	156,992
Quest Diagnostics, Inc.	53,700	9,448,515
QuidelOrtho Corp. *	32,759	884,165
RadNet, Inc. *	33,538	2,548,553
ResMed, Inc.	70,262	17,346,283
RxSight, Inc. *	17,500	153,825
Sanara Medtech, Inc. *	1,654	48,462
SANUWAVE Health, Inc. *	5,591	161,804
Schrodinger, Inc. *	20,000	420,800
Select Medical Holdings Corp.	53,777	743,736
Semler Scientific, Inc. *	8,674	229,514
Senseonics Holdings, Inc. *	15,765	111,143
SI-BONE, Inc. *	19,218	285,003
Simulations Plus, Inc. *	7,000	120,260
Solventum Corp. *	70,917	4,896,110
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonida Senior Living, Inc. *	3,855	99,845
STAAR Surgical Co. *	24,350	629,934
Stereotaxis, Inc. *	42,696	124,245
STERIS PLC	47,431	11,179,487
Stryker Corp.	165,577	58,985,150
Surgery Partners, Inc. *	37,410	820,401
Surmodics, Inc. *	7,188	197,203
Tactile Systems Technology, Inc. *	11,000	165,770
Talkspace, Inc. *	88,164	284,770
Tandem Diabetes Care, Inc. *	25,000	350,000
Teladoc Health, Inc. *	82,002	707,677
Teleflex, Inc.	21,353	2,657,808
Tenet Healthcare Corp. *	42,516	8,779,129
TransMedics Group, Inc. *	16,324	2,147,259
Treace Medical Concepts, Inc. *	31,516	201,387
TruBridge, Inc. *	6,539	125,680
U.S. Physical Therapy, Inc.	7,360	634,947
UFP Technologies, Inc. *	3,930	757,075
UnitedHealth Group, Inc.	435,830	148,862,095
Universal Health Services, Inc., Class B	27,134	5,888,349
Utah Medical Products, Inc.	2,665	154,836
Varex Imaging Corp. *	17,095	199,841
Veeva Systems, Inc., Class A *	72,236	21,035,123
Viemed Healthcare, Inc. *	16,000	103,360
Vivani Medical, Inc. *	30,016	48,326
Waystar Holding Corp. *	55,337	1,983,831
Zimmer Biomet Holdings, Inc.	96,323	9,686,241
		1,169,981,180

Household & Personal Products 0.8%
Beauty Health Co. *	59,555	85,164
BellRing Brands, Inc. *	61,798	1,861,974
Central Garden & Pet Co. *	4,564	139,978
Central Garden & Pet Co., Class A *	25,542	710,323
Church & Dwight Co., Inc.	117,144	10,272,357
Clorox Co.	59,411	6,681,361
Colgate-Palmolive Co.	388,284	29,917,282
Coty, Inc., Class A *	175,000	694,750
Edgewell Personal Care Co.	22,085	428,228
elf Beauty, Inc. *	28,621	3,495,769
Energizer Holdings, Inc.	31,376	728,864
Estee Lauder Cos., Inc., Class A	112,856	10,912,047
Herbalife Ltd. *	54,075	432,600
Honest Co., Inc. *	49,277	168,034
Interparfums, Inc.	8,472	755,279
Kenvue, Inc.	927,830	13,332,917
Kimberly-Clark Corp.	159,660	19,112,898
Lifevantage Corp.	7,299	59,779
Medifast, Inc. *(c)	8,935	107,399
Natural Health Trends Corp.	6,750	29,767
Nature's Sunshine Products, Inc. *	4,762	64,192
Nu Skin Enterprises, Inc., Class A	23,590	252,885
Oil-Dri Corp. of America	4,984	276,064
Olaplex Holdings, Inc. *	49,924	51,921
Procter & Gamble Co.	1,127,199	169,496,914
Reynolds Consumer Products, Inc.	26,473	647,000
Spectrum Brands Holdings, Inc.	12,510	674,039
United-Guardian, Inc.	3,342	23,962
Upexi, Inc. *(a)	37,310	166,776
USANA Health Sciences, Inc. *	4,815	101,837
WD-40 Co.	6,485	1,259,906
		272,942,266

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 1.8%
Abacus Global Management, Inc. *	12,400	62,248
Aflac, Inc.	231,426	24,806,553
Allstate Corp.	126,739	24,273,053
Ambac Financial Group, Inc. *	26,370	216,498
American Coastal Insurance Corp., Class C	16,093	190,541
American Financial Group, Inc.	34,132	4,494,502
American International Group, Inc.	266,599	21,050,657
AMERISAFE, Inc.	9,109	365,089
Aon PLC, Class A	103,764	35,350,320
Arch Capital Group Ltd.	178,520	15,408,061
Arthur J Gallagher & Co.	123,367	30,778,833
Assurant, Inc.	24,413	5,168,720
Assured Guaranty Ltd.	22,422	1,806,765
Axis Capital Holdings Ltd.	37,763	3,536,883
Baldwin Insurance Group, Inc., Class A *	35,057	774,760
Bowhead Specialty Holdings, Inc. *	9,325	223,427
Brighthouse Financial, Inc. *	27,922	1,593,509
Brown & Brown, Inc.	141,034	11,246,051
Chubb Ltd.	178,428	49,413,850
Cincinnati Financial Corp.	75,690	11,700,917
Citizens, Inc. *(a)	24,606	137,055
CNA Financial Corp.	11,874	528,987
CNO Financial Group, Inc.	47,869	1,915,717
Crawford & Co., Class A	10,215	110,628
Donegal Group, Inc., Class A	6,507	122,006
eHealth, Inc. *	13,577	70,465
Employers Holdings, Inc.	11,659	444,558
Erie Indemnity Co., Class A	12,211	3,573,427
Everest Group Ltd.	20,129	6,330,973
F&G Annuities & Life, Inc.	11,227	332,881
Fidelity National Financial, Inc.	123,874	6,842,800
First American Financial Corp.	49,299	3,081,680
Genworth Financial, Inc., Class A *	204,265	1,723,997
Globe Life, Inc.	38,845	5,108,506
Goosehead Insurance, Inc., Class A	12,865	883,440
Greenlight Capital Re Ltd., Class A *	9,834	119,188
Hagerty, Inc., Class A *	15,234	170,925
Hanover Insurance Group, Inc.	17,134	2,927,858
Hartford Insurance Group, Inc.	136,089	16,899,532
HCI Group, Inc.	5,357	1,092,882
Heritage Insurance Holdings, Inc. *	10,125	239,254
Hippo Holdings, Inc. *	12,999	478,103
Horace Mann Educators Corp.	19,846	887,315
Investors Title Co.	697	180,237
James River Group Holdings Ltd.	17,990	91,749
Kemper Corp.	30,177	1,357,663
Kestrel Group Ltd. *	3,500	69,440
Kingstone Cos., Inc.	5,000	72,900
Kingsway Financial Services, Inc. *	5,983	85,198
Kinsale Capital Group, Inc.	10,806	4,316,673
Lemonade, Inc. *	30,870	1,854,670
Lincoln National Corp.	80,886	3,397,212
Loews Corp.	81,592	8,123,300
Markel Group, Inc. *	6,085	12,015,015
Marsh & McLennan Cos., Inc.	236,580	42,146,727
MBIA, Inc. *	22,069	150,731
Mercury General Corp.	13,587	1,050,275
MetLife, Inc.	268,647	21,443,404
NI Holdings, Inc. *	3,782	49,922
Old Republic International Corp.	109,761	4,331,169
Oscar Health, Inc., Class A *	99,206	1,785,708
Palomar Holdings, Inc. *	12,717	1,449,865
Primerica, Inc.	15,826	4,112,703
Principal Financial Group, Inc.	98,854	8,307,690
SECURITY	NUMBER OF SHARES	VALUE ($)
ProAssurance Corp. *	24,020	575,279
Progressive Corp.	282,096	58,111,776
Prudential Financial, Inc.	170,269	17,707,976
Reinsurance Group of America, Inc.	31,988	5,836,530
RenaissanceRe Holdings Ltd.	22,669	5,759,966
RLI Corp.	43,574	2,569,123
Root, Inc., Class A *	6,804	547,858
Ryan Specialty Holdings, Inc., Class A	54,232	2,971,914
Safety Insurance Group, Inc.	7,104	488,258
Selective Insurance Group, Inc.	28,795	2,169,415
Selectquote, Inc. *	82,616	171,841
SiriusPoint Ltd. *	51,279	933,278
Skyward Specialty Insurance Group, Inc. *	18,704	852,715
Slide Insurance Holdings, Inc. *	13,264	212,091
Stewart Information Services Corp.	13,159	898,365
Tiptree, Inc.	9,652	170,937
Travelers Cos., Inc.	108,339	29,102,022
Trupanion, Inc. *	16,359	654,196
TWFG, Inc. *	5,800	141,288
United Fire Group, Inc.	9,091	274,821
Universal Insurance Holdings, Inc.	15,138	466,553
Unum Group	75,069	5,511,566
W.R. Berkley Corp.	145,001	10,344,371
White Mountains Insurance Group Ltd.	1,229	2,340,704
Willis Towers Watson PLC	47,001	14,716,013
		576,404,521

Materials 2.0%
AdvanSix, Inc.	11,778	218,953
Air Products & Chemicals, Inc.	107,469	26,070,905
Albemarle Corp.	56,491	5,549,111
Alcoa Corp.	126,124	4,640,102
Alpha Metallurgical Resources, Inc. *	5,295	917,412
Alto Ingredients, Inc. *	33,727	34,064
Amcor PLC	1,109,380	8,764,102
American Battery Technology Co. *	44,330	227,413
Amrize Ltd. *	246,900	12,799,296
AptarGroup, Inc.	31,707	3,678,329
Arq, Inc. *	12,500	83,000
Ascent Industries Co. *	4,646	56,495
Ashland, Inc.	21,414	1,047,145
ASP Isotopes, Inc. *	38,711	392,142
Aspen Aerogels, Inc. *	36,945	300,732
Avery Dennison Corp.	37,527	6,563,097
Avient Corp.	42,722	1,370,095
Axalta Coating Systems Ltd. *	103,891	2,957,777
Balchem Corp.	15,726	2,412,211
Ball Corp.	132,253	6,215,891
Cabot Corp.	25,607	1,727,960
Celanese Corp., Class A	52,246	2,008,336
Century Aluminum Co. *	22,913	678,683
CF Industries Holdings, Inc.	77,601	6,463,387
Chemours Co.	74,926	1,003,259
Clearwater Paper Corp. *	7,639	134,828
Cleveland-Cliffs, Inc. *	274,203	3,408,343
Coeur Mining, Inc. *	313,983	5,391,088
Commercial Metals Co.	53,599	3,181,637
Compass Minerals International, Inc. *	18,363	318,414
Contango ORE, Inc. *	6,450	138,417
Core Molding Technologies, Inc. *	2,885	51,670
Corteva, Inc.	326,457	20,057,518
CRH PLC	323,175	38,490,142
Crown Holdings, Inc.	55,405	5,384,258
Dakota Gold Corp. *	58,026	236,746
Dow, Inc.	345,829	8,248,022
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DuPont de Nemours, Inc.	201,844	16,480,563
Eagle Materials, Inc.	15,593	3,310,706
Eastman Chemical Co.	56,069	3,337,227
Ecolab, Inc.	122,789	31,483,100
Ecovyst, Inc. *	62,976	515,773
Element Solutions, Inc.	106,288	2,840,015
Flotek Industries, Inc. *	5,068	87,727
FMC Corp.	60,478	917,451
Freeport-McMoRan, Inc.	690,925	28,811,572
Friedman Industries, Inc.	2,834	60,194
Graphic Packaging Holding Co.	141,605	2,264,264
Greif, Inc., Class A	14,564	828,546
Hawkins, Inc.	10,210	1,448,289
HB Fuller Co.	26,013	1,492,366
Hecla Mining Co.	317,745	4,089,378
Huntsman Corp.	81,401	674,000
Hycroft Mining Holding Corp., Class A *	30,213	229,619
Idaho Strategic Resources, Inc. *	8,743	289,044
Ingevity Corp. *	17,756	953,852
Innospec, Inc.	11,817	869,495
International Flavors & Fragrances, Inc.	123,331	7,766,153
International Paper Co.	254,901	9,849,375
Intrepid Potash, Inc. *	3,965	105,588
Ivanhoe Electric, Inc. *	44,102	652,269
Kaiser Aluminum Corp.	7,681	695,361
Knife River Corp. *	27,236	1,646,689
Koppers Holdings, Inc.	10,777	304,127
Kronos Worldwide, Inc.	9,190	45,215
Linde PLC	225,649	94,388,977
Louisiana-Pacific Corp.	30,130	2,624,624
LSB Industries, Inc. *	21,659	182,585
LyondellBasell Industries NV, Class A	123,167	5,717,412
Magnera Corp. *	15,392	139,913
Martin Marietta Materials, Inc.	29,014	17,788,483
Materion Corp.	9,668	1,108,243
Mativ Holdings, Inc.	29,717	317,378
McEwen, Inc. *	18,704	342,844
Metallus, Inc. *	16,743	294,509
Minerals Technologies, Inc.	15,242	864,984
Mosaic Co.	153,175	4,204,654
MP Materials Corp. *	66,025	4,165,517
Myers Industries, Inc.	15,888	275,339
NewMarket Corp.	3,802	2,919,556
Newmont Corp.	528,598	42,800,580
Northern Technologies International Corp.	2,657	19,742
Novusterra, Inc. *(b)	3,229	0
Nucor Corp.	110,343	16,556,967
O-I Glass, Inc. *	72,227	815,443
Olin Corp.	57,735	1,195,115
Olympic Steel, Inc.	4,090	151,330
Orion SA	27,306	144,722
Packaging Corp. of America	43,073	8,431,970
Perimeter Solutions, Inc. *	64,240	1,510,282
PPG Industries, Inc.	108,612	10,616,823
PureCycle Technologies, Inc. *	76,295	883,496
Quaker Chemical Corp.	6,333	879,590
Ramaco Resources, Inc., Class A *	20,435	620,407
Ranpak Holdings Corp., Class A *	15,372	81,472
Rayonier Advanced Materials, Inc. *	47,920	333,044
Reliance, Inc.	25,588	7,226,819
Royal Gold, Inc.	39,006	6,817,859
RPM International, Inc.	61,858	6,759,842
Ryerson Holding Corp.	12,949	285,655
Scotts Miracle-Gro Co.	23,197	1,241,503
Sealed Air Corp.	70,919	2,376,496
SECURITY	NUMBER OF SHARES	VALUE ($)
Sensient Technologies Corp.	20,316	1,915,596
Sherwin-Williams Co.	111,460	38,447,012
Silgan Holdings, Inc.	43,633	1,685,106
Smith-Midland Corp. *	1,800	65,628
Smurfit WestRock PLC	250,920	9,263,966
Solitario Resources Corp. *	44,899	30,693
Solstice Advanced Materials, Inc. *	76,381	3,442,492
Sonoco Products Co.	47,045	1,908,616
Steel Dynamics, Inc.	66,266	10,390,509
Stepan Co.	11,705	507,412
SunCoke Energy, Inc.	44,951	360,058
Sylvamo Corp.	15,710	637,826
TriMas Corp.	17,344	616,232
Tronox Holdings PLC	42,731	149,559
U.S. Antimony Corp. *	47,359	382,187
U.S. Gold Corp. *	7,270	111,376
U.S. Lime & Minerals, Inc.	4,810	563,828
USA Rare Earth, Inc. *(a)	29,528	574,320
Valhi, Inc.	1,628	22,580
Vulcan Materials Co.	63,627	18,420,016
Warrior Met Coal, Inc.	24,646	1,671,985
Westlake Corp.	17,445	1,200,390
Worthington Steel, Inc.	16,439	525,884
		641,246,384

Media & Entertainment 8.6%
Advantage Solutions, Inc. *	79,487	101,743
Alphabet, Inc., Class A	2,799,681	787,242,300
Alphabet, Inc., Class C	2,247,598	633,418,068
Altice USA, Inc., Class A *	117,818	262,734
AMC Entertainment Holdings, Inc., Class A *	269,257	697,376
AMC Networks, Inc., Class A *	15,598	118,233
Angi, Inc. *	22,390	297,115
Arena Group Holdings, Inc. *	13,000	72,410
Atlanta Braves Holdings, Inc., Class C *	27,292	1,111,330
Boston Omaha Corp., Class A *	8,359	106,326
Bumble, Inc., Class A *	43,000	238,650
Cable One, Inc.	2,299	341,516
Cargurus, Inc. *	42,540	1,494,005
Cars.com, Inc. *	26,286	282,312
Charter Communications, Inc., Class A *	44,494	10,404,477
Cinemark Holdings, Inc.	49,363	1,333,295
Clear Channel Outdoor Holdings, Inc. *	153,084	277,082
Comcast Corp., Class A	1,772,224	49,329,855
CuriosityStream, Inc.	23,041	99,998
DHI Group, Inc. *	17,605	34,154
DoubleVerify Holdings, Inc. *	69,812	794,461
EchoStar Corp., Class A *	64,696	4,843,790
Electronic Arts, Inc.	108,055	21,617,483
Emerald Holding, Inc.	6,732	29,553
Entravision Communications Corp., Class A	34,841	72,121
Eventbrite, Inc., Class A *	44,108	101,889
EverQuote, Inc., Class A *	12,961	279,180
EW Scripps Co., Class A *(c)	29,000	70,470
Fox Corp., Class A	165,601	10,706,105
fuboTV, Inc. *	161,375	609,998
Gaia, Inc. *	10,263	51,212
Gannett Co., Inc. *	69,602	368,891
Gray Media, Inc.	43,415	198,407
Grindr, Inc. *	22,844	316,618
IAC, Inc. *	32,254	1,039,224
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ibotta, Inc., Class A *(a)	7,000	225,820
iHeartMedia, Inc., Class A *	47,000	139,590
Integral Ad Science Holding Corp. *	33,997	347,109
Interpublic Group of Cos., Inc.	179,127	4,596,399
IZEA Worldwide, Inc. *	6,054	31,178
John Wiley & Sons, Inc., Class A	20,346	750,157
Liberty Broadband Corp., Class C *	64,880	3,491,842
Liberty Media Corp.-Liberty Formula One, Class C *	118,660	11,848,201
Liberty Media Corp.-Liberty Live, Class C *	33,561	3,034,250
Lionsgate Studios Corp. *	105,765	680,069
Live Nation Entertainment, Inc. *	76,288	11,407,345
LiveOne, Inc. *	3,979	22,282
Madison Square Garden Entertainment Corp., Class A *	19,650	867,744
Madison Square Garden Sports Corp. *	8,628	1,849,757
Magnite, Inc. *	69,956	1,250,813
Marchex, Inc., Class B *	24,313	42,548
Marcus Corp.	10,398	149,731
Match Group, Inc.	115,791	3,744,681
MediaAlpha, Inc., Class A *	18,518	236,105
Meta Platforms, Inc., Class A	1,044,033	676,898,796
MNTN, Inc., Class A *	2,088	34,619
National CineMedia, Inc.	44,303	195,819
Netflix, Inc. *	204,483	228,787,849
New York Times Co., Class A	77,548	4,419,461
News Corp., Class A	247,433	6,556,975
Nexstar Media Group, Inc., Class A	13,766	2,694,419
Nextdoor Holdings, Inc. *	113,778	221,867
NIQ Global Intelligence PLC *	24,100	298,840
Omnicom Group, Inc.	93,334	7,001,917
Paramount Skydance Corp., Class B (a)	148,585	2,286,723
Pinterest, Inc., Class A *	287,146	9,504,533
Playstudios, Inc. *	52,000	48,360
Playtika Holding Corp.	28,775	105,604
PubMatic, Inc., Class A *	16,000	133,760
QuinStreet, Inc. *	28,747	425,168
Reddit, Inc., Class A *	59,489	12,430,227
Reservoir Media, Inc. *	14,527	110,405
ROBLOX Corp., Class A *	309,902	35,242,055
Roku, Inc. *	62,662	6,650,318
Rumble, Inc. *(a)	54,011	370,515
Saga Communications, Inc., Class A	1,989	24,365
Scholastic Corp.	12,861	368,725
Shutterstock, Inc.	11,000	275,330
Sinclair, Inc.	23,794	325,026
Sirius XM Holdings, Inc.	90,978	1,973,313
Skillz, Inc., Class A *	6,303	42,104
Snap, Inc., Class A *	531,978	4,149,428
Sphere Entertainment Co. *	13,111	897,841
Stagwell, Inc., Class A *	53,700	255,075
Starz Entertainment Corp. *	5,995	63,007
Take-Two Interactive Software, Inc. *	83,580	21,427,405
Teads Holding Co. *	10,250	15,170
TechTarget, Inc. *	37,506	205,908
TEGNA, Inc.	77,571	1,525,822
Thryv Holdings, Inc. *	20,334	156,775
TKO Group Holdings, Inc.	33,173	6,249,793
Townsquare Media, Inc., Class A	6,366	39,978
Trade Desk, Inc., Class A *	214,104	10,765,149
Travelzoo *	4,020	33,848
TripAdvisor, Inc. *	56,355	905,061
TrueCar, Inc. *	117,370	258,214
SECURITY	NUMBER OF SHARES	VALUE ($)
Trump Media & Technology Group Corp. *	78,643	1,205,204
Vimeo, Inc. *	75,022	585,172
Walt Disney Co.	865,204	97,439,274
Warner Bros Discovery, Inc. *	1,188,184	26,674,731
Warner Music Group Corp., Class A	69,159	2,210,322
Webtoon Entertainment, Inc. *(a)	10,247	179,630
WideOpenWest, Inc. *	23,881	122,510
Yelp, Inc., Class A *	28,856	951,671
Zedge, Inc., Class B	11,319	28,524
Ziff Davis, Inc. *	20,342	689,594
ZipRecruiter, Inc., Class A *	25,000	116,250
ZoomInfo Technologies, Inc., Class A *	125,000	1,402,500
		2,749,058,951

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
10X Genomics, Inc., Class A *	54,632	745,180
4D Molecular Therapeutics, Inc. *	16,050	184,575
AbbVie, Inc.	850,105	185,356,894
Abeona Therapeutics, Inc. *	23,850	114,719
Absci Corp. *(a)	69,263	296,446
ACADIA Pharmaceuticals, Inc. *	59,762	1,356,597
Achieve Life Sciences, Inc. *(a)	20,000	102,400
Aclaris Therapeutics, Inc. *	33,079	83,359
Adaptive Biotechnologies Corp. *	57,118	991,568
ADMA Biologics, Inc. *	115,884	1,793,884
Agenus, Inc. *	15,000	59,550
Agilent Technologies, Inc.	136,496	19,977,555
Agios Pharmaceuticals, Inc. *	27,110	1,172,236
Akebia Therapeutics, Inc. *	119,804	264,767
Akero Therapeutics, Inc. *	35,820	1,941,444
Aldeyra Therapeutics, Inc. *	19,049	96,578
Alector, Inc. *	50,000	73,500
Alkermes PLC *	78,524	2,410,687
Allogene Therapeutics, Inc. *	60,000	74,400
Alnylam Pharmaceuticals, Inc. *	63,270	28,853,651
Alpha Teknova, Inc. *	7,000	36,750
ALT5 Sigma Corp. *	60,000	151,200
Altimmune, Inc. *	40,000	162,000
Alumis, Inc. *	23,226	110,324
Amgen, Inc.	259,071	77,314,559
Amicus Therapeutics, Inc. *	143,560	1,296,347
Amneal Pharmaceuticals, Inc. *	88,719	959,940
Amphastar Pharmaceuticals, Inc. *	19,039	485,495
Amylyx Pharmaceuticals, Inc. *	35,499	494,501
AnaptysBio, Inc. *	10,000	365,800
Anavex Life Sciences Corp. *(a)	46,710	372,279
ANI Pharmaceuticals, Inc. *	8,569	776,351
Anixa Biosciences, Inc. *	12,785	52,802
Annexon, Inc. *	45,000	142,200
Apellis Pharmaceuticals, Inc. *	51,868	1,113,606
Apogee Therapeutics, Inc. *	22,884	1,295,006
Aquestive Therapeutics, Inc. *	43,867	299,173
Arbutus Biopharma Corp. *	68,681	324,861
Arcellx, Inc. *	20,001	1,805,090
Arcturus Therapeutics Holdings, Inc. *	10,730	106,978
Arcus Biosciences, Inc. *	32,993	650,622
Arcutis Biotherapeutics, Inc. *	51,056	1,292,227
Ardelyx, Inc. *	111,347	674,763
ArriVent Biopharma, Inc. *	15,269	285,988
Arrowhead Pharmaceuticals, Inc. *	67,794	2,873,788
ARS Pharmaceuticals, Inc. *	27,670	247,923
Arvinas, Inc. *	43,476	440,847
Assembly Biosciences, Inc. *	6,704	208,159
Astria Therapeutics, Inc. *	18,061	228,110
Atara Biotherapeutics, Inc. *	1,643	24,399
Atea Pharmaceuticals, Inc. *	35,000	113,750
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Atossa Therapeutics, Inc. *	80,000	71,168
aTyr Pharma, Inc. *	39,689	34,371
Aura Biosciences, Inc. *	25,362	155,469
Avadel Pharmaceuticals PLC *	46,726	882,654
Avantor, Inc. *	326,942	3,864,454
Avidity Biosciences, Inc. *	64,978	4,538,713
Avita Medical, Inc. *(a)	15,000	58,050
Axsome Therapeutics, Inc. *	20,149	2,719,914
Azenta, Inc. *	18,572	560,874
Beam Therapeutics, Inc. *	50,189	1,255,227
Benitec Biopharma, Inc. *	9,000	147,240
Bicara Therapeutics, Inc. *	17,159	278,834
BioAge Labs, Inc. *	7,000	52,990
BioCryst Pharmaceuticals, Inc. *	103,077	754,524
Biogen, Inc. *	70,668	10,901,952
Biohaven Ltd. *	40,846	702,551
BioLife Solutions, Inc. *	17,453	486,415
BioMarin Pharmaceutical, Inc. *	93,278	4,996,902
Bio-Rad Laboratories, Inc., Class A *	8,784	2,806,927
Biote Corp., Class A *	7,115	20,420
Bio-Techne Corp.	76,030	4,757,197
Black Diamond Therapeutics, Inc. *	14,484	56,053
BridgeBio Oncology Therapeutics, Inc. *	22,000	262,680
Bridgebio Pharma, Inc. *	82,476	5,166,297
Bristol-Myers Squibb Co.	979,495	45,125,335
Bruker Corp.	52,861	2,058,407
C4 Therapeutics, Inc. *	40,958	106,900
Cabaletta Bio, Inc. *	50,606	182,688
Candel Therapeutics, Inc. *(a)	15,000	80,700
Capricor Therapeutics, Inc. *(a)	23,201	151,039
Cardiff Oncology, Inc. *(a)	29,101	68,387
CareDx, Inc. *	26,640	399,600
Caribou Biosciences, Inc. *	46,922	113,551
Cassava Sciences, Inc. *	25,000	81,500
Catalyst Pharmaceuticals, Inc. *	55,477	1,179,996
Celcuity, Inc. *	16,665	1,285,871
Celldex Therapeutics, Inc. *	33,071	883,988
CG oncology, Inc. *	30,341	1,312,855
Champions Oncology, Inc. *	6,854	46,813
Charles River Laboratories International, Inc. *	23,897	4,303,133
Cidara Therapeutics, Inc. *	9,513	1,039,200
Codexis, Inc. *	45,863	108,695
Cogent Biosciences, Inc. *	68,686	1,119,582
Cognition Therapeutics, Inc. *	84,940	152,043
Coherus Oncology, Inc. *(a)	39,420	66,226
Collegium Pharmaceutical, Inc. *	15,803	568,908
Compass Therapeutics, Inc. *	87,353	326,700
Contineum Therapeutics, Inc., Class A *	15,969	175,819
Corbus Pharmaceuticals Holdings, Inc. *	4,813	58,478
Corcept Therapeutics, Inc. *	45,877	3,370,583
CorMedix, Inc. *(a)	33,604	374,013
Corvus Pharmaceuticals, Inc. *	29,968	240,943
Coya Therapeutics, Inc. *	10,000	63,200
Crinetics Pharmaceuticals, Inc. *	48,010	2,088,435
CRISPR Therapeutics AG *	44,932	2,875,199
CryoPort, Inc. *	30,567	282,439
Cullinan Therapeutics, Inc. *	24,598	213,019
Cytek Biosciences, Inc. *	55,000	214,500
Cytokinetics, Inc. *	58,366	3,711,494
CytomX Therapeutics, Inc. *	88,535	316,070
Danaher Corp.	306,676	66,051,877
Day One Biopharmaceuticals, Inc. *	30,778	228,988
Denali Therapeutics, Inc. *	67,056	1,091,672
Design Therapeutics, Inc. *	15,000	100,500
SECURITY	NUMBER OF SHARES	VALUE ($)
DiaMedica Therapeutics, Inc. *	13,251	93,552
Dianthus Therapeutics, Inc. *	15,414	539,182
Disc Medicine, Inc. *	15,179	1,308,733
Dynavax Technologies Corp. *	43,496	446,269
Dyne Therapeutics, Inc. *	60,059	1,356,132
Edgewise Therapeutics, Inc. *	32,789	599,383
Editas Medicine, Inc. *	39,120	120,490
Elanco Animal Health, Inc. *	239,041	5,294,758
Eledon Pharmaceuticals, Inc. *	29,987	129,544
Eli Lilly & Co.	382,582	330,114,705
Emergent BioSolutions, Inc. *	27,070	337,834
Enanta Pharmaceuticals, Inc. *	8,754	95,944
Enliven Therapeutics, Inc. *	21,677	507,675
Erasca, Inc. *	139,232	336,941
Esperion Therapeutics, Inc. *	95,770	284,437
Ethzilla Corp. *(a)	9,594	188,426
Eton Pharmaceuticals, Inc. *	13,239	238,434
Evolus, Inc. *	31,279	202,062
Exact Sciences Corp. *	90,961	5,884,267
Exelixis, Inc. *	132,215	5,112,754
EyePoint Pharmaceuticals, Inc. *	39,768	520,563
Foghorn Therapeutics, Inc. *	15,974	70,445
Fortrea Holdings, Inc. *	49,284	515,511
Fulcrum Therapeutics, Inc. *	20,522	179,568
Galectin Therapeutics, Inc. *(a)	44,970	261,276
Genelux Corp. *(a)	25,000	202,000
Geron Corp. *	246,465	310,546
Gilead Sciences, Inc.	597,103	71,526,968
Ginkgo Bioworks Holdings, Inc. *	26,924	349,743
Gossamer Bio, Inc. *	98,778	242,006
GRAIL, Inc. *	13,655	1,255,304
Greenwich Lifesciences, Inc. *(a)	2,671	24,600
Halozyme Therapeutics, Inc. *	56,287	3,669,350
Harmony Biosciences Holdings, Inc. *	22,945	655,539
Harrow, Inc. *	18,653	704,524
Heron Therapeutics, Inc. *(a)	69,211	80,285
Humacyte, Inc. *(a)	50,000	83,500
Ideaya Biosciences, Inc. *	41,060	1,308,172
Illumina, Inc. *	74,247	9,172,474
Immuneering Corp., Class A *(a)	22,344	153,503
Immunic, Inc. *	25,000	19,470
ImmunityBio, Inc. *(a)	140,694	337,666
Immunome, Inc. *	37,004	594,654
Immunovant, Inc. *	36,372	897,661
Incyte Corp. *	78,886	7,374,263
Indivior PLC *	61,161	1,796,299
Inhibrx Biosciences, Inc. *	5,000	408,300
Innoviva, Inc. *	26,927	490,071
Inovio Pharmaceuticals, Inc. *(a)	11,075	26,026
Insmed, Inc. *	102,185	19,374,276
Instil Bio, Inc. *(a)	2,981	52,585
Intellia Therapeutics, Inc. *	51,339	647,898
Ionis Pharmaceuticals, Inc. *	76,376	5,674,737
Iovance Biotherapeutics, Inc. *	174,059	342,896
IQVIA Holdings, Inc. *	81,887	17,725,260
Ironwood Pharmaceuticals, Inc., Class A *	150,118	288,227
Jade Biosciences, Inc.	11,607	113,749
Janux Therapeutics, Inc. *	24,967	716,803
Jazz Pharmaceuticals PLC *	29,249	4,025,832
Johnson & Johnson	1,158,944	218,889,753
KalVista Pharmaceuticals, Inc. *	18,163	198,158
Karyopharm Therapeutics, Inc. *	3,400	19,720
Keros Therapeutics, Inc. *	17,000	258,740
Kodiak Sciences, Inc. *	15,730	285,106
Korro Bio, Inc. *	2,931	119,907
Krystal Biotech, Inc. *	12,541	2,476,973
Kura Oncology, Inc. *	46,794	480,574
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kymera Therapeutics, Inc. *	25,920	1,602,893
Larimar Therapeutics, Inc. *	44,839	174,424
LENZ Therapeutics, Inc. *	9,817	291,761
Lexeo Therapeutics, Inc. *	19,230	192,492
Lexicon Pharmaceuticals, Inc. *	90,000	124,200
Lifecore Biomedical, Inc. *	18,427	132,490
Ligand Pharmaceuticals, Inc. *	9,605	1,837,533
Lineage Cell Therapeutics, Inc. *(a)	218,183	418,911
Lipocine, Inc. *	2,942	7,973
Liquidia Corp. *	34,328	836,230
Lyell Immunopharma, Inc. *	8,143	135,662
MacroGenics, Inc. *	30,000	49,800
Madrigal Pharmaceuticals, Inc. *	8,863	3,712,711
MannKind Corp. *	153,864	860,100
Maravai LifeSciences Holdings, Inc., Class A *	69,631	218,641
Maze Therapeutics, Inc. *	10,000	329,100
MBX Biosciences, Inc. *	10,803	237,234
MediciNova, Inc. *	71,506	118,700
Medpace Holdings, Inc. *	10,628	6,216,424
Merck & Co., Inc.	1,201,986	103,346,756
Merrimack Pharmaceuticals, Inc. *(b)	5,681	0
Mesa Laboratories, Inc.	2,600	186,914
Metsera, Inc. *	31,704	1,998,620
Mettler-Toledo International, Inc. *	9,882	13,995,778
MiMedx Group, Inc. *	65,801	503,378
Mind Medicine MindMed, Inc. *	45,467	645,631
Mineralys Therapeutics, Inc. *	24,872	1,016,270
Mirum Pharmaceuticals, Inc. *	20,308	1,475,376
Moderna, Inc. *	166,389	4,519,125
Monopar Therapeutics, Inc. *	3,000	258,480
Monte Rosa Therapeutics, Inc. *	17,000	218,450
Myriad Genetics, Inc. *	45,000	361,800
Natera, Inc. *	65,752	13,080,045
Nektar Therapeutics *	10,738	697,218
Neumora Therapeutics, Inc. *	42,000	126,840
Neurocrine Biosciences, Inc. *	47,933	6,864,485
Neurogene, Inc. *	5,239	179,488
Niagen Bioscience, Inc. *	24,667	185,989
Nkarta, Inc. *	22,478	47,429
Novavax, Inc. *	80,744	678,250
Nurix Therapeutics, Inc. *	45,666	590,918
Nuvalent, Inc., Class A *	22,211	2,205,997
Nuvation Bio, Inc. *(a)	134,296	701,025
Nuvectis Pharma, Inc. *(a)	5,600	37,576
Ocugen, Inc. *	170,254	265,596
Ocular Therapeutix, Inc. *	81,575	951,165
Olema Pharmaceuticals, Inc. *	26,228	235,265
Omeros Corp., Class B *(a)	26,846	196,781
OmniAb, Inc. *	48,133	74,606
Organogenesis Holdings, Inc., Class A *	29,326	124,636
Organon & Co.	136,705	922,759
ORIC Pharmaceuticals, Inc. *	41,888	551,246
Oruka Therapeutics, Inc. *	15,609	439,706
Pacific Biosciences of California, Inc. *(a)	118,754	277,884
Pacira BioSciences, Inc. *	23,777	508,352
Palvella Therapeutics, Inc. *	3,787	302,354
Perrigo Co. PLC	66,322	1,375,518
Personalis, Inc. *	32,941	317,551
Perspective Therapeutics, Inc. *	33,471	91,376
Pfizer, Inc.	2,736,008	67,442,597
Phathom Pharmaceuticals, Inc. *	20,962	284,035
Phibro Animal Health Corp., Class A	12,247	515,109
Praxis Precision Medicines, Inc. *	10,927	2,171,851
Precigen, Inc. *	67,713	280,332
Prestige Consumer Healthcare, Inc. *	23,985	1,453,491
SECURITY	NUMBER OF SHARES	VALUE ($)
Prime Medicine, Inc. *	31,500	155,610
ProKidney Corp. *(a)	49,000	149,940
Protagonist Therapeutics, Inc. *	27,910	2,194,284
Protara Therapeutics, Inc. *	15,000	77,700
Prothena Corp. PLC *	20,000	215,000
PTC Therapeutics, Inc. *	38,428	2,625,017
Puma Biotechnology, Inc. *	19,453	99,210
Quanterix Corp. *	18,993	101,423
Quantum-Si, Inc. *(a)	76,645	164,787
Rapport Therapeutics, Inc. *	16,710	483,420
RAPT Therapeutics, Inc. *	10,000	302,100
Recursion Pharmaceuticals, Inc., Class A *(a)	216,429	1,194,688
Regeneron Pharmaceuticals, Inc.	48,954	31,908,217
REGENXBIO, Inc. *	22,786	290,977
Relay Therapeutics, Inc. *	70,432	502,884
RenovoRx, Inc. *	49,232	54,648
Repligen Corp. *	25,233	3,761,231
Replimune Group, Inc. *	20,000	194,600
Revolution Medicines, Inc. *	84,061	4,946,149
Revvity, Inc.	56,433	5,281,564
Rezolute, Inc. *	35,257	328,595
Rhythm Pharmaceuticals, Inc. *	29,561	3,362,859
Rigel Pharmaceuticals, Inc. *	8,579	270,925
Rocket Pharmaceuticals, Inc. *	50,000	188,500
Roivant Sciences Ltd. *	207,765	4,153,222
Royalty Pharma PLC, Class A	184,931	6,942,310
Sagimet Biosciences, Inc., Class A *	15,000	127,800
Sana Biotechnology, Inc. *	89,715	444,089
Sangamo Therapeutics, Inc. *	80,106	47,903
Sarepta Therapeutics, Inc. *	42,000	1,008,420
Savara, Inc. *	55,048	228,449
Scholar Rock Holding Corp. *	38,693	1,146,087
Seer, Inc., Class A *	17,867	39,486
SELLAS Life Sciences Group, Inc. *(a)	54,238	98,713
Septerna, Inc. *	13,690	282,014
Sera Prognostics, Inc., Class A *	12,000	39,360
Shattuck Labs, Inc. *	20,881	40,092
SIGA Technologies, Inc.	17,097	141,563
Sionna Therapeutics, Inc. *	5,054	193,113
Soleno Therapeutics, Inc. *	23,691	1,591,088
Solid Biosciences, Inc. *	14,847	80,025
Sotera Health Co. *	83,583	1,387,478
Spero Therapeutics, Inc. *	28,565	69,413
Spyre Therapeutics, Inc. *	31,985	782,353
Standard BioTools, Inc. *	150,000	180,000
Stoke Therapeutics, Inc. *	24,208	727,208
Summit Therapeutics, Inc. *(a)	69,091	1,306,511
Supernus Pharmaceuticals, Inc. *	26,488	1,460,283
Syndax Pharmaceuticals, Inc. *	39,996	547,945
Tango Therapeutics, Inc. *	48,653	394,576
Tarsus Pharmaceuticals, Inc. *	18,777	1,292,045
Taysha Gene Therapies, Inc. *	122,352	606,866
Tectonic Therapeutic, Inc. *	4,711	85,976
Tempus AI, Inc. *	48,229	4,333,376
Tenaya Therapeutics, Inc. *	50,000	72,000
Terns Pharmaceuticals, Inc. *	37,305	308,139
TG Therapeutics, Inc. *	64,928	2,258,196
Theravance Biopharma, Inc. *	21,449	314,442
Thermo Fisher Scientific, Inc.	181,715	103,103,274
Third Harmonic Bio, Inc. *(b)	11,232	225
Tonix Pharmaceuticals Holding Corp. *	4,700	87,514
Travere Therapeutics, Inc. *	45,040	1,583,606
Trevi Therapeutics, Inc. *	53,588	624,836
TriSalus Life Sciences, Inc. *	10,000	47,400
TuHURA Biosciences, Inc. *	15,000	38,250
Tvardi Therapeutics, Inc. *(a)	3,500	16,275
Twist Bioscience Corp. *	30,306	996,764
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tyra Biosciences, Inc. *	9,880	156,499
Ultragenyx Pharmaceutical, Inc. *	46,083	1,594,472
uniQure NV *	29,188	1,975,736
United Therapeutics Corp. *	21,832	9,724,628
Upstream Bio, Inc. *	18,905	488,694
Vanda Pharmaceuticals, Inc. *	20,000	87,000
Vaxcyte, Inc. *	58,294	2,639,552
Ventyx Biosciences, Inc. *	30,926	263,799
Vera Therapeutics, Inc., Class A *	26,354	750,035
Veracyte, Inc. *	37,583	1,355,995
Verastem, Inc. *	29,159	275,553
Vericel Corp. *	23,544	825,453
Vertex Pharmaceuticals, Inc. *	123,381	52,507,252
Veru, Inc. *	6,500	19,175
Viatris, Inc.	566,662	5,870,618
Vigil Neuroscience, Inc. *(b)	20,643	1,032
Viking Therapeutics, Inc. *	53,100	2,022,048
Vir Biotechnology, Inc. *	49,897	297,386
Viridian Therapeutics, Inc. *	35,105	829,531
Vistagen Therapeutics, Inc. *	23,302	91,810
Voyager Therapeutics, Inc. *	23,000	107,410
Waters Corp. *	28,644	10,013,942
WaVe Life Sciences Ltd. *	56,206	508,102
West Pharmaceutical Services, Inc.	34,892	9,841,986
Xencor, Inc. *	34,518	507,760
Xeris Biopharma Holdings, Inc. *	82,840	803,548
XOMA Royalty Corp. *	5,843	192,702
Zenas Biopharma, Inc. *(a)	13,951	435,969
Zentalis Pharmaceuticals, Inc. *	41,861	62,792
Zevra Therapeutics, Inc. *	22,339	227,411
Zoetis, Inc.	213,390	30,747,365
		1,840,029,648

Real Estate Management & Development 0.2%
AMREP Corp. *	2,361	50,714
Anywhere Real Estate, Inc. *	50,250	505,013
CBRE Group, Inc., Class A *	141,021	21,495,831
Compass, Inc., Class A *	225,257	1,736,731
CoStar Group, Inc. *	204,907	14,099,651
Cushman & Wakefield PLC *	111,185	1,745,604
Douglas Elliman, Inc. *	40,000	98,800
eXp World Holdings, Inc.	42,778	438,047
Forestar Group, Inc. *	9,724	252,921
FRP Holdings, Inc. *	5,956	141,157
Howard Hughes Holdings, Inc. *	14,474	1,147,499
Jones Lang LaSalle, Inc. *	22,960	7,004,866
Kennedy-Wilson Holdings, Inc.	57,369	433,710
Marcus & Millichap, Inc.	11,056	322,946
Maui Land & Pineapple Co., Inc. *	3,498	55,968
Newmark Group, Inc., Class A	71,820	1,280,551
Opendoor Technologies, Inc. *	322,893	2,508,879
RE/MAX Holdings, Inc., Class A *	14,967	118,688
RMR Group, Inc., Class A	3,800	58,786
Seaport Entertainment Group, Inc. *	4,108	98,880
Seritage Growth Properties, Class A *	31,941	129,680
St. Joe Co.	19,358	1,099,147
Star Holdings *	6,000	43,920
Stratus Properties, Inc. *	3,398	63,848
Tejon Ranch Co. *	11,108	175,729
Zillow Group, Inc., Class C *	107,963	8,095,066
		63,202,632

Semiconductors & Semiconductor Equipment 13.6%
ACM Research, Inc., Class A *	24,388	1,011,126
Advanced Micro Devices, Inc. *	780,947	200,016,146
Aehr Test Systems *	15,743	409,161
SECURITY	NUMBER OF SHARES	VALUE ($)
Aeluma, Inc. *	6,000	97,860
Allegro MicroSystems, Inc. *	57,363	1,716,301
Alpha & Omega Semiconductor Ltd. *	10,813	303,413
Ambarella, Inc. *	18,585	1,584,000
Amkor Technology, Inc.	53,364	1,722,590
Analog Devices, Inc.	238,805	55,911,415
Applied Materials, Inc.	386,179	90,018,325
Astera Labs, Inc. *	63,048	11,769,801
Axcelis Technologies, Inc. *	15,374	1,223,155
AXT, Inc. *	20,000	159,000
Blaize Holdings, Inc. *(a)	27,000	105,570
Broadcom, Inc.	2,263,968	836,830,492
CEVA, Inc. *	10,247	278,821
Cirrus Logic, Inc. *	24,868	3,298,740
Cohu, Inc. *	25,139	598,057
Credo Technology Group Holding Ltd. *	72,648	13,630,218
Diodes, Inc. *	23,096	1,232,403
Enphase Energy, Inc. *	62,575	1,909,163
Entegris, Inc.	73,387	6,720,048
Everspin Technologies, Inc. *	8,698	92,199
First Solar, Inc. *	51,862	13,844,042
FormFactor, Inc. *	37,142	2,040,953
Ichor Holdings Ltd. *	16,163	366,577
Impinj, Inc. *	12,585	2,544,184
indie Semiconductor, Inc., Class A *(a)	95,547	514,043
Intel Corp. *	2,106,306	84,231,177
inTEST Corp. *	4,591	38,932
KLA Corp.	63,502	76,757,407
Kopin Corp. *	78,341	271,060
Kulicke & Soffa Industries, Inc.	25,712	1,026,680
Lam Research Corp.	609,044	95,900,068
Lattice Semiconductor Corp. *	66,212	4,830,827
MACOM Technology Solutions Holdings, Inc. *	30,777	4,558,997
Marvell Technology, Inc.	414,829	38,886,070
MaxLinear, Inc. *	36,453	552,263
Microchip Technology, Inc.	259,899	16,222,896
Micron Technology, Inc.	538,547	120,510,662
MKS, Inc.	32,627	4,688,826
Monolithic Power Systems, Inc.	23,047	23,162,235
Navitas Semiconductor Corp., Class A *(a)	88,455	1,190,604
NVE Corp.	2,299	158,746
NVIDIA Corp.	11,744,191	2,378,081,236
NXP Semiconductors NV	121,323	25,371,066
ON Semiconductor Corp. *	197,443	9,887,945
Onto Innovation, Inc. *	23,662	3,193,424
PDF Solutions, Inc. *	14,956	435,668
Penguin Solutions, Inc. *	23,108	514,615
Photronics, Inc. *	31,345	749,145
Power Integrations, Inc.	27,802	1,164,626
Qorvo, Inc. *	41,057	3,897,130
QUALCOMM, Inc.	519,009	93,888,728
QuickLogic Corp. *(a)	7,578	59,866
Rambus, Inc. *	52,576	5,406,916
Rigetti Computing, Inc. *	157,982	6,993,863
Semtech Corp. *	41,125	2,790,742
Silicon Laboratories, Inc. *	15,681	2,055,465
SiTime Corp. *	10,693	3,097,121
SkyWater Technology, Inc. *	12,405	216,901
Skyworks Solutions, Inc.	71,867	5,585,503
SolarEdge Technologies, Inc. *	28,622	1,004,346
Synaptics, Inc. *	19,574	1,388,580
Teradyne, Inc.	76,545	13,912,819
Texas Instruments, Inc.	437,496	70,638,104
Ultra Clean Holdings, Inc. *	21,314	584,217
Universal Display Corp.	21,706	3,196,860
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Veeco Instruments, Inc. *	27,406	787,922
		4,357,838,061

Software & Services 12.0%
8x8, Inc. *	70,702	130,092
A10 Networks, Inc.	35,602	635,140
Accenture PLC, Class A	299,730	74,962,473
ACI Worldwide, Inc. *	49,858	2,374,737
Adeia, Inc.	52,866	900,837
Adobe, Inc. *	204,134	69,468,841
Agilysys, Inc. *	12,370	1,551,940
Airship AI Holdings, Inc., Class A *	10,000	47,500
Akamai Technologies, Inc. *	70,146	5,267,965
Alarm.com Holdings, Inc. *	23,883	1,175,521
Alkami Technology, Inc. *	39,733	806,183
Amplitude, Inc., Class A *	47,091	473,265
Appfolio, Inc., Class A *	11,277	2,869,207
Appian Corp., Class A *	21,338	638,646
Applied Digital Corp. *	113,648	3,939,040
AppLovin Corp., Class A *	130,276	83,028,803
Arteris, Inc. *	9,920	135,011
Asana, Inc., Class A *	45,781	643,223
ASGN, Inc. *	21,209	949,315
Atlassian Corp., Class A *	79,535	13,474,820
AudioEye, Inc. *	4,308	66,214
Aurora Innovation, Inc. *	555,989	2,913,382
Autodesk, Inc. *	102,931	31,017,228
AvePoint, Inc. *	64,507	907,613
Backblaze, Inc., Class A *	28,678	295,670
Bentley Systems, Inc., Class B	71,238	3,621,028
BigBear.ai Holdings, Inc. *	184,616	1,277,543
Bill Holdings, Inc. *	43,658	2,168,056
Bit Digital, Inc. *	167,651	613,603
BitMine Immersion Technologies, Inc. *	84,356	3,935,207
Blackbaud, Inc. *	18,090	1,158,484
BlackLine, Inc. *	26,758	1,531,895
Blend Labs, Inc., Class A *	109,476	362,366
Box, Inc., Class A *	67,799	2,175,670
Braze, Inc., Class A *	40,071	1,148,435
C3.ai, Inc., Class A *	58,976	1,036,798
Cadence Design Systems, Inc. *	131,128	44,411,742
CCC Intelligent Solutions Holdings, Inc. *	268,259	2,339,218
Cerence, Inc. *	24,000	257,520
Cipher Mining, Inc. *	143,252	2,671,650
Circle Internet Group, Inc. *(a)	25,896	3,288,274
Cleanspark, Inc. *	133,128	2,369,678
Clear Secure, Inc., Class A	41,065	1,251,251
Clearwater Analytics Holdings, Inc., Class A *	137,116	2,524,306
Cloudflare, Inc., Class A *	151,025	38,254,632
Cognizant Technology Solutions Corp., Class A	234,489	17,089,558
Commerce.com, Inc. *	30,500	141,215
Commvault Systems, Inc. *	21,577	3,003,950
Confluent, Inc., Class A *	138,561	3,238,171
Consensus Cloud Solutions, Inc. *	8,336	244,411
Core Scientific, Inc. *	144,565	3,113,930
CoreWeave, Inc., Class A *	105,309	14,080,866
Crowdstrike Holdings, Inc., Class A *	119,943	65,130,248
CS Disco, Inc. *	11,500	72,680
CSP, Inc.	5,818	77,612
Daily Journal Corp. *	412	166,876
Datadog, Inc., Class A *	155,306	25,285,370
Digital Turbine, Inc. *	52,036	324,705
DigitalOcean Holdings, Inc. *	34,660	1,409,276
SECURITY	NUMBER OF SHARES	VALUE ($)
Docusign, Inc., Class A *	98,507	7,204,802
Dolby Laboratories, Inc., Class A	29,612	1,963,868
Domo, Inc., Class B *	16,000	219,200
Dropbox, Inc., Class A *	88,206	2,557,974
D-Wave Quantum, Inc. *	164,315	6,089,514
DXC Technology Co. *	88,666	1,259,057
Dynatrace, Inc. *	144,853	7,325,216
eGain Corp. *	7,634	110,082
Elastic NV *	44,972	4,012,402
EPAM Systems, Inc. *	26,517	4,336,590
EverCommerce, Inc. *	12,868	149,140
Exodus Movement, Inc., Class A *	2,623	64,237
Expensify, Inc., Class A *	35,000	57,050
Fair Isaac Corp. *	11,552	19,170,891
Fastly, Inc., Class A *	69,803	578,667
Five9, Inc. *	37,138	901,711
Fortinet, Inc. *	313,368	27,084,396
Freshworks, Inc., Class A *	95,972	1,065,289
Gartner, Inc. *	36,408	9,041,563
Gen Digital, Inc.	273,230	7,202,343
Gitlab, Inc., Class A *	67,948	3,312,465
GoDaddy, Inc., Class A *	66,447	8,846,089
Grid Dynamics Holdings, Inc. *	20,000	186,800
Guidewire Software, Inc. *	40,561	9,476,672
Hackett Group, Inc.	12,220	221,304
HubSpot, Inc. *	25,396	12,492,800
Hut 8 Corp. *	45,045	2,281,980
I3 Verticals, Inc., Class A *	10,325	317,494
Informatica, Inc., Class A *	53,856	1,339,399
Information Services Group, Inc.	16,112	88,777
Intapp, Inc. *	26,069	1,000,528
Intellicheck, Inc. *	12,962	59,496
InterDigital, Inc.	12,428	4,498,439
International Business Machines Corp.	448,267	137,801,758
Intuit, Inc.	134,235	89,608,574
Jamf Holding Corp. *	25,000	321,250
Kaltura, Inc. *	33,164	51,404
Klaviyo, Inc., Class A *	60,020	1,560,520
Kyndryl Holdings, Inc. *	111,992	3,238,809
Life360, Inc. *	37,854	3,736,568
LivePerson, Inc. *	3,333	21,031
LiveRamp Holdings, Inc. *	30,335	829,359
Manhattan Associates, Inc. *	29,619	5,392,731
MARA Holdings, Inc. *	179,383	3,277,327
Microsoft Corp.	3,577,791	1,852,615,958
Mitek Systems, Inc. *	18,641	171,684
MongoDB, Inc., Class A *	39,323	14,149,202
N-able, Inc. *	50,700	396,981
nCino, Inc. *	51,712	1,379,676
NCR Voyix Corp. *	66,187	755,194
NextNav, Inc. *	44,657	596,171
Nutanix, Inc., Class A *	128,778	9,174,145
Okta, Inc. *	80,135	7,334,757
ON24, Inc. *	18,000	99,360
OneSpan, Inc.	17,440	198,816
Onestream, Inc. *	37,646	711,133
Ooma, Inc. *	9,711	109,054
Oracle Corp.	797,769	209,502,117
PagerDuty, Inc. *	42,859	688,316
Palantir Technologies, Inc., Class A *	1,094,423	219,398,979
Palo Alto Networks, Inc. *	321,425	70,790,642
PAR Technology Corp. *	18,480	653,083
Pegasystems, Inc.	45,399	2,889,646
Pivotal Software, Inc. *(b)	31,626	0
Porch Group, Inc. *	52,923	796,491
Procore Technologies, Inc. *	55,592	4,103,801
Progress Software Corp. *	20,511	874,589
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PROS Holdings, Inc. *	21,484	495,206
PTC, Inc. *	57,901	11,495,665
Q2 Holdings, Inc. *	30,358	1,874,910
Qualys, Inc. *	17,368	2,140,780
Rackspace Technology, Inc. *	28,860	46,176
Rapid7, Inc. *	25,000	462,750
Red Violet, Inc.	5,306	284,561
Rekor Systems, Inc. *	96,549	244,269
ReposiTrak, Inc.	6,299	94,548
Research Solutions, Inc. *	18,069	58,544
Rimini Street, Inc. *	21,843	86,935
RingCentral, Inc., Class A *	38,341	1,154,831
Riot Platforms, Inc. *	153,227	3,030,830
Roper Technologies, Inc.	51,927	23,167,231
Rubrik, Inc., Class A *	64,347	4,843,399
SailPoint, Inc. *	37,348	809,705
Salesforce, Inc.	460,048	119,801,100
Samsara, Inc., Class A *	145,075	5,827,663
SEMrush Holdings, Inc., Class A *	17,212	124,959
SentinelOne, Inc., Class A *	152,980	2,730,693
ServiceNow, Inc. *	100,094	92,014,412
ServiceTitan, Inc., Class A *	26,642	2,513,939
Snowflake, Inc., Class A *	160,563	44,135,557
SoundHound AI, Inc., Class A *	183,068	3,225,658
SoundThinking, Inc. *	4,200	39,270
Sprinklr, Inc., Class A *	57,049	440,418
Sprout Social, Inc., Class A *	25,000	256,750
SPS Commerce, Inc. *	18,139	1,491,751
SRAX, Inc. *(b)	9,789	34
Strategy, Inc., Class A *	127,001	34,228,039
Synopsys, Inc. *	89,047	40,411,310
Telos Corp. *	25,409	174,306
Tenable Holdings, Inc. *	57,298	1,662,788
Teradata Corp. *	45,373	946,027
Terawulf, Inc. *	152,220	2,359,410
TON Strategy Co. *	29,096	125,404
TSS, Inc. *	12,157	246,301
Tucows, Inc., Class A *	5,000	95,800
Twilio, Inc., Class A *	73,693	9,939,712
Tyler Technologies, Inc. *	20,785	9,899,064
UiPath, Inc., Class A *	210,808	3,343,415
Unisys Corp. *	39,083	139,526
Unity Software, Inc. *	162,796	6,169,968
Upland Software, Inc. *	22,775	47,372
Varonis Systems, Inc., Class B *	54,574	1,922,642
Verint Systems, Inc. *	32,647	662,081
VeriSign, Inc.	40,195	9,638,761
Veritone, Inc. *	20,000	125,200
Vertex, Inc., Class A *	35,910	822,339
Viant Technology, Inc., Class A *	10,390	92,263
Weave Communications, Inc. *	33,621	249,132
Whitefiber, Inc. *	4,600	156,354
WM Technology, Inc. *	40,927	42,973
Workday, Inc., Class A *	103,656	24,869,147
Workiva, Inc., Class A *	25,143	2,137,406
Xperi, Inc. *	25,000	168,000
Yext, Inc. *	46,726	395,769
Zeta Global Holdings Corp., Class A *	91,633	1,648,478
Zoom Communications, Inc. *	126,173	11,006,071
Zscaler, Inc. *	47,965	15,883,130
		3,838,694,983

Technology Hardware & Equipment 8.5%
908 Devices, Inc. *	20,374	162,585
ADTRAN Holdings, Inc. *	33,081	344,704
Advanced Energy Industries, Inc.	18,358	3,721,717
Aeva Technologies, Inc. *	13,355	218,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Airgain, Inc. *	7,096	30,513
Amphenol Corp., Class A	587,533	81,866,848
Apple, Inc.	7,142,947	1,931,238,580
Applied Optoelectronics, Inc. *	28,519	1,014,136
Arista Networks, Inc. *	495,961	78,208,090
Arlo Technologies, Inc. *	48,708	942,013
Arrow Electronics, Inc. *	24,411	2,723,047
AstroNova, Inc. *	4,083	37,074
Aviat Networks, Inc. *	4,936	123,203
Avnet, Inc.	41,153	1,993,863
Badger Meter, Inc.	13,974	2,521,608
Bel Fuse, Inc., Class B	5,365	826,156
Belden, Inc.	19,416	2,365,840
Benchmark Electronics, Inc.	17,566	769,742
BK Technologies Corp. *	2,000	149,420
Calix, Inc. *	27,533	1,883,808
CDW Corp.	63,368	10,098,958
Ciena Corp. *	68,132	12,939,629
Cisco Systems, Inc.	1,905,636	139,321,048
Clearfield, Inc. *	5,453	192,491
Climb Global Solutions, Inc.	1,603	178,061
Cognex Corp.	79,200	3,278,088
Coherent Corp. *	74,757	9,864,934
CommScope Holding Co., Inc. *	106,638	1,844,837
CompoSecure, Inc., Class A *	22,126	439,422
Corning, Inc.	375,123	33,415,957
Corsair Gaming, Inc. *	23,511	191,615
CPI Card Group, Inc. *	1,805	28,230
Crane NXT Co.	24,246	1,533,559
CTS Corp.	13,417	556,940
Daktronics, Inc. *	24,125	453,309
Dell Technologies, Inc., Class C	145,906	23,638,231
Diebold Nixdorf, Inc. *	17,287	1,022,526
Digi International, Inc. *	17,947	658,296
Eastman Kodak Co. *	24,964	158,272
ePlus, Inc.	12,538	917,280
Evolv Technologies Holdings, Inc. *	65,781	509,145
Extreme Networks, Inc. *	65,060	1,237,441
F5, Inc. *	27,474	6,952,296
Fabrinet *	17,284	7,614,812
Flex Ltd. *	179,933	11,249,411
Frequency Electronics, Inc. *	4,719	173,282
Genasys, Inc. *	20,918	48,948
Harmonic, Inc. *	56,948	609,344
Hewlett Packard Enterprise Co.	630,038	15,385,528
HP, Inc.	451,406	12,490,404
Identiv, Inc. *	8,288	33,152
Immersion Corp.	13,101	87,646
Inseego Corp. *	4,205	69,971
Insight Enterprises, Inc. *	15,209	1,520,900
IonQ, Inc. *	143,110	8,927,202
IPG Photonics Corp. *	13,344	1,135,841
Itron, Inc. *	22,107	2,217,995
Jabil, Inc.	51,642	11,407,201
Keysight Technologies, Inc. *	83,021	15,189,522
Kimball Electronics, Inc. *	10,963	318,749
Knowles Corp. *	40,205	949,240
KVH Industries, Inc. *	5,414	32,322
LightPath Technologies, Inc., Class A *	24,173	209,822
Lightwave Logic, Inc. *	60,000	282,600
Littelfuse, Inc.	11,851	2,883,467
Lumentum Holdings, Inc. *	33,925	6,837,923
MicroVision, Inc. *(a)	167,237	195,667
Mirion Technologies, Inc., Class A *	115,753	3,399,666
Motorola Solutions, Inc.	80,173	32,607,161
M-Tron Industries, Inc. *	2,643	145,682
Napco Security Technologies, Inc.	18,552	819,071
Neonode, Inc. *	4,440	13,498
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NetApp, Inc.	96,148	11,324,311
NETGEAR, Inc. *	13,065	453,617
NetScout Systems, Inc. *	34,140	949,092
nLight, Inc. *	22,673	748,436
Novanta, Inc. *	17,211	2,185,969
Ondas Holdings, Inc. *	160,746	1,035,204
One Stop Systems, Inc. *	12,911	64,555
OSI Systems, Inc. *	7,329	2,040,833
Ouster, Inc. *	29,221	974,813
PC Connection, Inc.	5,698	347,407
Plexus Corp. *	12,972	1,814,783
Powerfleet, Inc. NJ *	54,255	276,701
Pure Storage, Inc., Class A *	150,029	14,807,862
Quantum Computing, Inc. *(a)	67,084	1,120,974
Ralliant Corp.	54,017	2,372,427
Red Cat Holdings, Inc. *(a)	47,671	536,299
ReElement Technologies LLC *(a)(b)	12,919	0
Research Frontiers, Inc. *	21,870	42,428
RF Industries Ltd. *	7,044	55,084
Ribbon Communications, Inc. *	38,255	128,537
Richardson Electronics Ltd.	5,554	59,872
Rogers Corp. *	8,205	718,266
Sandisk Corp. *	67,030	13,361,090
Sanmina Corp. *	25,660	3,516,703
ScanSource, Inc. *	10,228	438,832
Seagate Technology Holdings PLC	102,789	26,301,649
SmartRent, Inc. *	80,000	111,200
Super Micro Computer, Inc. *	241,077	12,526,361
TD SYNNEX Corp.	36,971	5,785,592
TE Connectivity PLC	142,244	35,135,690
Teledyne Technologies, Inc. *	22,660	11,937,742
TransAct Technologies, Inc. *	3,397	16,000
Trimble, Inc. *	114,103	9,099,714
TTM Technologies, Inc. *	50,171	3,371,491
Turtle Beach Corp. *	7,827	132,276
Ubiquiti, Inc.	2,068	1,627,888
Unusual Machines, Inc. *	12,500	187,125
Viasat, Inc. *	64,631	2,573,606
Viavi Solutions, Inc. *	109,669	1,941,141
Vishay Intertechnology, Inc.	64,041	1,087,416
Vishay Precision Group, Inc. *	5,394	202,059
Vontier Corp.	72,249	2,781,586
Vuzix Corp. *(a)	48,683	163,088
Western Digital Corp.	167,372	25,140,948
Wrap Technologies, Inc. *(a)	21,515	60,457
Xerox Holdings Corp.	56,000	185,920
Zebra Technologies Corp., Class A *	24,552	6,610,626
		2,703,781,430

Telecommunication Services 0.8%
Anterix, Inc. *	8,567	173,225
Array Digital Infrastructure, Inc.	6,696	328,908
AST SpaceMobile, Inc. *	113,464	9,105,486
AT&T, Inc.	3,440,918	85,162,720
ATN International, Inc.	5,256	76,370
Bandwidth, Inc., Class A *	15,306	247,192
Cogent Communications Holdings, Inc.	24,608	1,015,080
Frontier Communications Parent, Inc. *	121,570	4,590,483
GCI Liberty, Inc. *(b)	35,715	0
GCI Liberty, Inc., Class C *	12,332	451,660
Globalstar, Inc. *	26,231	1,427,229
Gogo, Inc. *	42,437	386,177
IDT Corp., Class B	9,928	502,952
Iridium Communications, Inc.	51,747	990,955
Liberty Global Ltd., Class C *	151,474	1,688,935
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Latin America Ltd., Class C *	78,742	622,849
Lumen Technologies, Inc. *	454,297	4,670,173
NII Holdings, Inc. Escrow *(b)	28,127	14,485
Shenandoah Telecommunications Co.	21,835	269,007
Spok Holdings, Inc.	9,849	140,742
Telephone & Data Systems, Inc.	47,678	1,850,860
T-Mobile U.S., Inc.	232,842	48,908,462
Uniti Group, Inc.	92,988	535,611
Verizon Communications, Inc.	2,028,986	80,631,904
		243,791,465

Transportation 1.3%
Alaska Air Group, Inc. *	55,631	2,321,482
Allegiant Travel Co. *	6,715	417,539
American Airlines Group, Inc. *	322,070	4,228,779
ArcBest Corp.	11,604	862,409
Avis Budget Group, Inc. *	8,421	1,145,845
CH Robinson Worldwide, Inc.	56,604	8,716,450
Covenant Logistics Group, Inc., Class A	6,788	136,914
CSX Corp.	897,130	32,314,623
Delta Air Lines, Inc.	311,761	17,888,846
Expeditors International of Washington, Inc.	65,761	8,016,266
FedEx Corp.	104,463	26,514,799
Forward Air Corp. *	10,889	204,822
Frontier Group Holdings, Inc. *	34,441	132,942
FTAI Infrastructure, Inc.	59,598	318,253
Genco Shipping & Trading Ltd.	21,083	359,254
GXO Logistics, Inc. *	54,730	3,076,373
Heartland Express, Inc.	26,008	202,862
Hertz Global Holdings, Inc. *(a)	61,544	315,721
Hub Group, Inc., Class A	28,838	1,062,104
JB Hunt Transport Services, Inc.	36,913	6,233,129
JetBlue Airways Corp. *	147,083	617,749
Joby Aviation, Inc. *	256,386	4,445,733
Kirby Corp. *	27,367	2,831,937
Knight-Swift Transportation Holdings, Inc.	77,736	3,507,448
Landstar System, Inc.	16,676	2,141,699
Lyft, Inc., Class A *	193,268	3,954,263
Marten Transport Ltd.	24,450	250,613
Matson, Inc.	16,186	1,633,977
Norfolk Southern Corp.	107,873	30,569,051
Old Dominion Freight Line, Inc.	88,907	12,484,321
Pangaea Logistics Solutions Ltd.	13,298	65,825
Proficient Auto Logistics, Inc. *	9,150	68,442
Radiant Logistics, Inc. *	16,850	101,943
RXO, Inc. *	79,105	1,402,532
Ryder System, Inc.	19,907	3,368,862
Saia, Inc. *	12,708	3,717,090
Schneider National, Inc., Class B	23,306	498,049
Sky Harbour Group Corp. *	9,000	88,920
SkyWest, Inc. *	19,023	1,911,431
Southwest Airlines Co.	253,161	7,670,778
Strata Critical Medical, Inc. *	26,008	130,820
Sun Country Airlines Holdings, Inc. *	33,059	405,965
Uber Technologies, Inc. *	1,003,548	96,842,382
U-Haul Holding Co., Non Voting Shares	53,498	2,594,118
Union Pacific Corp.	285,384	62,890,072
United Airlines Holdings, Inc. *	155,562	14,629,050
United Parcel Service, Inc., Class B	354,200	34,151,964
Universal Logistics Holdings, Inc.	3,300	53,394
Werner Enterprises, Inc.	29,435	771,197
Wheels Up Experience, Inc. *	55,298	75,758
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
XPO, Inc. *	56,375	8,110,671
		416,455,466

Utilities 2.3%
AES Corp.	347,851	4,824,693
ALLETE, Inc.	27,530	1,853,595
Alliant Energy Corp.	124,307	8,306,194
Ameren Corp.	129,956	13,258,111
American Electric Power Co., Inc.	257,355	30,949,512
American States Water Co.	17,953	1,280,228
American Water Works Co., Inc.	94,371	12,120,068
Artesian Resources Corp., Class A	5,123	165,114
Atmos Energy Corp.	76,975	13,218,147
Avista Corp.	39,141	1,489,315
Black Hills Corp.	34,857	2,210,980
Cadiz, Inc. *	22,878	121,253
California Water Service Group	27,919	1,239,045
CenterPoint Energy, Inc.	313,926	12,004,530
Chesapeake Utilities Corp.	10,866	1,383,025
Clearway Energy, Inc., Class C	54,942	1,754,298
CMS Energy Corp.	143,566	10,559,279
Consolidated Edison, Inc.	173,339	16,884,952
Consolidated Water Co. Ltd.	7,055	239,941
Constellation Energy Corp.	150,336	56,676,672
Dominion Energy, Inc.	410,635	24,100,168
DTE Energy Co.	99,877	13,537,329
Duke Energy Corp.	374,209	46,514,179
Edison International	186,407	10,323,220
Entergy Corp.	214,690	20,629,562
Essential Utilities, Inc.	134,994	5,268,816
Evergy, Inc.	110,313	8,473,142
Eversource Energy	178,615	13,183,573
Exelon Corp.	486,027	22,415,565
FirstEnergy Corp.	251,909	11,544,990
Genie Energy Ltd., Class B	9,550	143,728
Global Water Resources, Inc.	4,694	46,565
H2O America	15,143	700,364
Hallador Energy Co. *	16,191	350,211
Hawaiian Electric Industries, Inc. *	81,641	948,668
IDACORP, Inc.	26,498	3,418,772
MDU Resources Group, Inc.	96,911	1,858,753
MGE Energy, Inc.	17,135	1,419,977
Middlesex Water Co.	9,717	558,436
National Fuel Gas Co.	43,902	3,464,307
New Jersey Resources Corp.	48,098	2,130,741
NextEra Energy, Inc.	990,976	80,665,446
NiSource, Inc.	227,236	9,568,908
Northwest Natural Holding Co.	19,065	868,029
Northwestern Energy Group, Inc.	29,338	1,750,598
NRG Energy, Inc.	93,083	15,997,244
OGE Energy Corp.	96,452	4,257,391
Oklo, Inc. *	56,297	7,474,553
ONE Gas, Inc.	29,379	2,355,902
Ormat Technologies, Inc.	30,216	3,214,076
Otter Tail Corp.	20,403	1,575,520
PG&E Corp.	1,057,646	16,880,030
Pinnacle West Capital Corp.	57,402	5,081,225
Portland General Electric Co.	53,974	2,465,532
PPL Corp.	355,870	12,996,372
Public Service Enterprise Group, Inc.	240,168	19,347,934
Pure Cycle Corp. *	8,445	92,979
RGC Resources, Inc.	3,883	80,417
Sempra	313,623	28,834,499
Southern Co.	529,366	49,781,579
Southwest Gas Holdings, Inc.	31,618	2,513,631
Spire, Inc.	28,415	2,455,056
Talen Energy Corp. *	21,918	8,762,378
SECURITY	NUMBER OF SHARES	VALUE ($)
TXNM Energy, Inc.	45,676	2,594,397
UGI Corp.	104,341	3,488,120
Unitil Corp.	7,063	344,321
Vistra Corp.	153,153	28,838,710
WEC Energy Group, Inc.	154,889	17,305,748
Xcel Energy, Inc.	285,669	23,187,753
York Water Co.	6,196	192,510
		734,540,876
Total Common Stocks (Cost $12,146,419,075)		31,880,864,474

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	11,721
Cartesian Therapeutics, Inc. CVR *(b)	59,796	119,779
Checkpoint Therapeutics, Inc. CVR *(b)	20,000	2,400
Cyteir Therapeutics, Inc. CVR *(b)	15,972	0
Frequency Therapeutics, Inc. CVR *(b)	23,364	899
F-star Therapeutics, Inc. Agonist CVR *(b)	975	0
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	0
Homology Medicines, Inc. CVR *(b)	21,971	0
IMARA, Inc. CVR *(b)	11,519	0
Magenta Therapeutics, Inc. CVR *(b)	27,369	0
Miromatrix Medical, Inc. CVR *(b)	11,036	11,591
Pardes Biosciences, Inc. CVR *(b)	19,235	0
Sesen Bio CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	463
Tectonic Therapeutic, Inc. CVR *(b)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	0
		146,853
Total Rights (Cost $31,744)		146,853

WARRANTS 0.0% OF NET ASSETS

Software & Services 0.0%
DeFi Development Corp. expires 01/21/28, *(a)(b)	449	2,000
Total Warrants (Cost $0)		2,000

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (e)(f)	34,130,714	34,130,714
Total Short-Term Investments (Cost $34,130,714)		34,130,714
Total Investments in Securities (Cost $12,180,581,533)		31,915,144,041

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	73	9,088,135	47,643
S&P 500 Index, e-mini, expires 12/19/25	230	79,051,000	1,335,381
			1,383,024

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,194,524.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended October 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at October 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Commercial & Professional Services 0.0%
TrueBlue, Inc.	$—	$122,850	($80,037 )	($257,680 )	$195,200	$85,320	18,000	$—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	—	—	(13,910)	(84,562)	19,448	—	—	—

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	—	75,125	—	—	(23,125)	—	—	—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	—	—	—	(155,386)	—	—	11,203

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	357,000	—	(4,000)	—	73,000	—	—	4,000
Service Properties Trust	—	214,435	(216,316)	(1,131,607)	1,023,859	169,488	79,200	3,167
						169,488

Financial Services 0.2%
Charles Schwab Corp.	48,402,176	12,110,033	(1,233,633)	(33,625)	17,865,127	77,110,078	815,807	825,595

Household & Personal Products 0.0%
Medifast, Inc.	—	140,734	(80,006)	(332,543)	292,277	107,399	8,935	—

Media & Entertainment 0.0%
EW Scripps Co.	—	94,685	—	—	(24,215)	70,470	29,000	—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	245,254	—	—	—	92,580	—	—	—
Total	$49,004,430	$12,757,862	($1,627,902 )	($1,840,017 )	$19,358,765	$77,542,755		$843,965
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$18,047,127,050	$—	$—	$18,047,127,050
Banks	1,180,911,017	—	1,369	1,180,912,386
Capital Goods	2,215,299,906	—	42	2,215,299,948
Health Care Equipment & Services	1,169,981,180	—	0 *	1,169,981,180
Materials	641,246,384	—	0 *	641,246,384
Pharmaceuticals, Biotechnology & Life Sciences	1,840,028,391	—	1,257 *	1,840,029,648
Software & Services	3,838,694,949	—	34 *	3,838,694,983
Technology Hardware & Equipment	2,703,781,430	—	0 *	2,703,781,430
Telecommunication Services	243,776,980	—	14,485 *	243,791,465
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	146,853 *	146,853
Warrants
Software & Services	—	—	2,000	2,000
Short-Term Investments[1]	34,130,714	—	—	34,130,714
Futures Contracts[2]	1,383,024	—	—	1,383,024
Total	$31,916,361,025	$—	$166,040	$31,916,527,065

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $38,396,513)		$77,542,755
Investments in securities, at value - unaffiliated issuers (cost $12,142,185,020) including securities on loan of $33,194,524		31,837,601,286
Cash		68,782,861
Deposit with broker for futures contracts		9,949,713
Receivables:
Fund shares sold		16,815,720
Dividends		13,930,178
Variation margin on future contracts		264,944
Income from securities on loan	+	98,482
Total assets		32,024,985,939

Liabilities
Collateral held for securities on loan		34,130,714
Payables:
Fund shares redeemed		19,413,781
Investment adviser fees		856,052
Investments bought	+	333,429
Total liabilities		54,733,976
Net assets		$31,970,251,963

Net Assets by Source
Capital received from investors		$12,538,856,267
Total distributable earnings	+	19,431,395,696
Net assets		$31,970,251,963

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$31,970,251,963		1,932,636,105		$16.54

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $116,493)		$347,037,638
Other Interest		2,135,192
Dividends received from securities - affiliated issuers		843,965
Securities on loan, net	+	1,983,925
Total investment income		352,000,720

Expenses
Investment adviser fees		8,471,431
Total expenses	–	8,471,431
Net investment income		343,529,289

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,840,017)
Net realized losses on sales of securities - unaffiliated issuers		(182,910,676)
Net realized gains on futures contracts	+	12,468,105
Net realized losses		(172,282,588)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		19,358,765
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		5,272,136,599
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,520,858
Net change in unrealized appreciation (depreciation)		5,294,016,222
Net realized and unrealized gains		5,121,733,634
Increase in net assets resulting from operations		$5,465,262,923
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$343,529,289	$317,220,234
Net realized losses		(172,282,588)	(104,509,067)
Net change in unrealized appreciation (depreciation)	+	5,294,016,222	6,686,608,505
Increase in net assets resulting from operations		$5,465,262,923	$6,899,319,672

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($327,953,620 )	($286,776,664 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		313,249,102	$4,567,271,506	276,659,369	$3,428,570,833
Shares reinvested		18,388,742	268,554,434	21,238,875	235,903,178
Shares redeemed	+	(252,116,422)	(3,668,379,809)	(191,352,826)	(2,398,427,249)
Net transactions in fund shares		79,521,422	$1,167,446,131	106,545,418	$1,266,046,762

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,853,114,683	$25,665,496,529	1,746,569,265	$17,786,906,759
Total increase	+	79,521,422	6,304,755,434	106,545,418	7,878,589,770
End of period		1,932,636,105	$31,970,251,963	1,853,114,683	$25,665,496,529

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 7-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$13.90	$9.74	$8.26	$11.15	$7.85
Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.09	0.08	0.08	0.07
Net realized and unrealized gains (losses)	4.13	4.15	1.47	(2.78)	3.29
Total from investment operations	4.22	4.24	1.55	(2.70)	3.36
Less distributions:
Distributions from net investment income	(0.08)	(0.08)	(0.07)	(0.06)	(0.06)
Distributions from net realized gains	—	—	—	(0.13)	—
Total distributions	(0.08)	(0.08)	(0.07)	(0.19)	(0.06)
Net asset value at end of period	$18.04	$13.90	$9.74	$8.26	$11.15
Total return	30.44%	43.77%	18.89%	(24.63%)	43.14%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%	0.035%	0.035%	0.035%[3]	0.035%
Net investment income (loss)	0.57%	0.69%	0.91%	0.86%	0.73%
Portfolio turnover rate	16%[4]	17%	20%[4]	18%	18%
Net assets, end of period (x 1,000,000)	$4,565	$2,899	$1,352	$929	$881

[1]	Per-Share Data has been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 3.9%
Tesla, Inc. *	388,337	177,299,141

Banks 0.4%
Bank of America Corp.	75,188	4,018,799
Citigroup, Inc.	45,915	4,647,975
NU Holdings Ltd., Class A *	469,458	7,562,968
Pinnacle Financial Partners, Inc.	646	55,046
Popular, Inc.	800	89,176
Western Alliance Bancorp	3,148	243,498
		16,617,462

Capital Goods 3.8%
3M Co.	11,968	1,992,672
AAON, Inc.	9,372	922,111
Allison Transmission Holdings, Inc.	1,922	158,661
Armstrong World Industries, Inc.	1,706	324,874
Axon Enterprise, Inc. *	10,468	7,664,984
Boeing Co. *	14,404	2,895,492
BWX Technologies, Inc.	2,301	491,517
Carlisle Cos., Inc.	718	233,386
Carpenter Technology Corp.	1,201	379,396
Caterpillar, Inc.	7,993	4,614,039
Comfort Systems USA, Inc.	4,879	4,711,065
Core & Main, Inc., Class A *	15,368	801,902
EMCOR Group, Inc.	2,164	1,462,388
Fastenal Co.	132,478	5,451,470
Ferguson Enterprises, Inc.	1,664	413,504
FTAI Aviation Ltd.	14,207	2,456,390
GE Vernova, Inc.	38,515	22,536,667
General Electric Co.	148,228	45,795,041
HEICO Corp.	14,186	4,507,885
Howmet Aerospace, Inc.	56,401	11,615,786
Illinois Tool Works, Inc.	13,492	3,290,969
Karman Holdings, Inc. *	3,662	308,487
Lennox International, Inc.	4,429	2,236,645
Leonardo DRS, Inc.	4,093	149,640
Loar Holdings, Inc. *	5,449	431,179
Lockheed Martin Corp.	8,158	4,012,757
MasTec, Inc. *	1,791	365,651
Quanta Services, Inc.	16,016	7,193,266
RBC Bearings, Inc. *	864	370,250
Rocket Lab Corp. *	58,039	3,655,296
Rockwell Automation, Inc.	1,291	475,553
Simpson Manufacturing Co., Inc.	486	85,779
SiteOne Landscape Supply, Inc. *	2,027	263,044
Spirit AeroSystems Holdings, Inc., Class A *	1,794	65,822
StandardAero, Inc. *	1,908	55,122
Trane Technologies PLC	31,574	14,165,675
TransDigm Group, Inc.	1,348	1,763,871
Vertiv Holdings Co., Class A	53,440	10,306,438
WillScot Holdings Corp.	6,018	130,891
WW Grainger, Inc.	5,299	5,187,721
		173,943,286

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	53,473	13,919,022
Booz Allen Hamilton Holding Corp., Class A	17,174	1,496,886
Broadridge Financial Solutions, Inc.	14,861	3,275,364
SECURITY	NUMBER OF SHARES	VALUE ($)
Cintas Corp.	48,314	8,854,507
Copart, Inc. *	115,862	4,983,225
Dayforce, Inc. *	1,998	137,342
Equifax, Inc.	2,987	630,556
ExlService Holdings, Inc. *	22,070	862,937
KBR, Inc.	1,401	60,019
Paychex, Inc.	14,086	1,648,485
Paycom Software, Inc.	3,920	733,393
Paylocity Holding Corp. *	5,697	804,815
RB Global, Inc.	1,558	154,585
Rollins, Inc.	39,146	2,255,201
Tetra Tech, Inc.	6,628	211,963
Veralto Corp.	13,196	1,302,181
Verisk Analytics, Inc., Class A	11,807	2,582,899
Waste Management, Inc.	52,032	10,394,433
		54,307,813

Consumer Discretionary Distribution & Retail 6.4%
Amazon.com, Inc. *	833,396	203,531,971
AutoZone, Inc. *	373	1,370,562
Burlington Stores, Inc. *	8,846	2,420,177
Carvana Co., Class A *	18,532	5,680,799
Chewy, Inc., Class A *	30,303	1,021,817
Coupang, Inc., Class A *	174,629	5,582,889
Etsy, Inc. *	7,894	489,428
Floor & Decor Holdings, Inc., Class A *	4,575	285,846
Home Depot, Inc.	106,985	40,610,436
Lithia Motors, Inc., Class A	430	135,054
Murphy USA, Inc.	2,508	898,366
O'Reilly Automotive, Inc. *	109,954	10,384,056
Pool Corp.	907	242,224
RH *	339	58,474
Ross Stores, Inc.	8,989	1,428,532
TJX Cos., Inc.	79,313	11,114,924
Tractor Supply Co.	74,551	4,033,955
Ulta Beauty, Inc. *	1,566	814,132
Valvoline, Inc. *	15,849	523,176
Wayfair, Inc., Class A *	2,538	262,708
Williams-Sonoma, Inc.	2,503	486,433
		291,375,959

Consumer Durables & Apparel 0.2%
Birkenstock Holding PLC *	2,319	92,551
Deckers Outdoor Corp. *	20,823	1,697,074
Lululemon Athletica, Inc. *	8,461	1,442,939
On Holding AG, Class A *	30,724	1,141,397
Ralph Lauren Corp., Class A	422	134,897
SharkNinja, Inc. *	1,911	163,391
Somnigroup International, Inc.	28,197	2,237,150
Tapestry, Inc.	26,678	2,929,778
TopBuild Corp. *	284	119,984
		9,959,161

Consumer Services 2.4%
Airbnb, Inc., Class A *	59,671	7,550,768
Booking Holdings, Inc.	4,315	21,910,448
Bright Horizons Family Solutions, Inc. *	1,071	116,985
Carnival Corp. *	46,841	1,350,426
Cava Group, Inc. *	13,917	747,760
Chipotle Mexican Grill, Inc., Class A *	188,159	5,962,759
Choice Hotels International, Inc.	1,146	106,532
Churchill Downs, Inc.	7,433	737,354
Darden Restaurants, Inc.	15,597	2,809,800
Domino's Pizza, Inc.	1,365	543,898
DoorDash, Inc., Class A *	50,666	12,887,910
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DraftKings, Inc., Class A *	67,689	2,070,607
Duolingo, Inc. *	5,309	1,436,828
Dutch Bros, Inc., Class A *	16,740	929,740
Expedia Group, Inc.	16,976	3,734,720
Flutter Entertainment PLC *	20,395	4,743,673
Grand Canyon Education, Inc. *	1,102	207,507
H&R Block, Inc.	3,139	156,134
Hilton Worldwide Holdings, Inc.	32,459	8,340,665
Las Vegas Sands Corp.	43,399	2,575,731
Light & Wonder, Inc. *	11,543	839,176
Marriott International, Inc., Class A	24,565	6,401,148
McDonald's Corp.	5,704	1,702,245
Norwegian Cruise Line Holdings Ltd. *	55,679	1,248,323
Planet Fitness, Inc., Class A *	11,703	1,061,345
Restaurant Brands International, Inc.	29,093	1,911,119
Royal Caribbean Cruises Ltd.	35,635	10,221,187
Starbucks Corp.	20,984	1,696,976
Texas Roadhouse, Inc., Class A	9,232	1,510,171
Travel & Leisure Co.	2,958	185,703
Vail Resorts, Inc.	4,107	609,191
Viking Holdings Ltd. *	24,310	1,479,263
Wendy's Co.	9,932	84,819
Wingstop, Inc.	3,923	849,839
Wyndham Hotels & Resorts, Inc.	9,347	686,350
Yum! Brands, Inc.	13,064	1,805,575
		111,212,675

Consumer Staples Distribution & Retail 1.5%
BJ's Wholesale Club Holdings, Inc. *	2,769	244,392
Casey's General Stores, Inc.	797	409,012
Costco Wholesale Corp.	62,536	56,998,437
Performance Food Group Co. *	2,578	249,396
Sprouts Farmers Market, Inc. *	13,653	1,078,041
Sysco Corp.	36,546	2,714,637
Walmart, Inc.	61,209	6,193,127
		67,887,042

Energy 0.3%
Cheniere Energy, Inc.	13,945	2,956,340
HF Sinclair Corp.	2,450	126,420
Phillips 66	4,096	557,629
SLB Ltd.	16,162	582,802
Targa Resources Corp.	30,101	4,636,758
Texas Pacific Land Corp.	2,706	2,552,786
Williams Cos., Inc.	9,008	521,293
		11,934,028

Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp.	65,786	11,774,378
Lamar Advertising Co., Class A	12,220	1,449,170
Public Storage	2,899	807,546
Simon Property Group, Inc.	10,029	1,762,697
Sun Communities, Inc.	3,439	435,377
UDR, Inc.	2,626	88,470
		16,317,638

Financial Services 5.1%
Affirm Holdings, Inc. *	22,553	1,621,110
Ally Financial, Inc.	4,549	177,275
American Express Co.	25,328	9,136,569
Ameriprise Financial, Inc.	12,200	5,523,794
Apollo Global Management, Inc.	40,226	5,000,494
ARES Management Corp., Class A	26,392	3,924,754
Bank of New York Mellon Corp.	7,367	795,120
SECURITY	NUMBER OF SHARES	VALUE ($)
Blackstone, Inc.	102,950	15,096,588
Block, Inc. *	28,110	2,134,673
Blue Owl Capital, Inc., Class A	85,085	1,341,790
Brookfield Asset Management Ltd., Class A	18,402	994,812
Charles Schwab Corp. (a)	20,097	1,899,568
Coinbase Global, Inc., Class A *	2,861	983,555
Corpay, Inc. *	9,559	2,488,686
Credit Acceptance Corp. *	65	29,077
Equitable Holdings, Inc.	41,938	2,071,737
FactSet Research Systems, Inc.	336	89,645
Fiserv, Inc. *	21,019	1,401,757
Freedom Holding Corp. *(b)	2,208	339,281
Goldman Sachs Group, Inc.	2,284	1,802,921
Hamilton Lane, Inc., Class A	3,687	420,171
Houlihan Lokey, Inc., Class A	2,875	514,855
Interactive Brokers Group, Inc., Class A	3,404	239,505
Jefferies Financial Group, Inc.	5,095	269,169
KKR & Co., Inc.	23,762	2,811,757
Lazard, Inc.	2,411	117,657
LPL Financial Holdings, Inc.	11,180	4,218,326
Mastercard, Inc., Class A	114,614	63,265,782
Moody's Corp.	21,864	10,501,279
Morningstar, Inc.	2,194	465,786
MSCI, Inc., Class A	5,201	3,061,049
Robinhood Markets, Inc., Class A *	13,818	2,028,206
Shift4 Payments, Inc., Class A *	9,107	629,294
SLM Corp.	4,051	108,769
SoFi Technologies, Inc. *	22,162	657,768
Toast, Inc., Class A *	64,105	2,316,755
TPG, Inc.	17,313	952,908
Tradeweb Markets, Inc., Class A	1,348	142,066
UWM Holdings Corp.	3,501	19,711
Visa, Inc., Class A	239,878	81,736,030
WEX, Inc. *	388	56,601
XP, Inc., Class A	4,698	85,598
		231,472,248

Food, Beverage & Tobacco 0.7%
Celsius Holdings, Inc. *	23,288	1,402,636
Coca-Cola Co.	267,144	18,406,222
Coca-Cola Consolidated, Inc.	999	130,250
Darling Ingredients, Inc. *	2,567	82,272
Freshpet, Inc. *	1,630	80,212
Hershey Co.	2,475	419,834
Monster Beverage Corp. *	98,029	6,551,278
PepsiCo, Inc.	26,322	3,845,381
		30,918,085

Health Care Equipment & Services 1.9%
Boston Scientific Corp. *	35,787	3,604,467
Cardinal Health, Inc.	16,870	3,218,290
Cencora, Inc.	25,786	8,710,769
Chemed Corp.	194	83,672
Cigna Group	2,921	713,922
DaVita, Inc. *	5,241	623,784
Dexcom, Inc. *	54,868	3,194,415
Doximity, Inc., Class A *	18,923	1,248,918
HCA Healthcare, Inc.	5,096	2,342,529
IDEXX Laboratories, Inc. *	11,329	7,131,719
Inspire Medical Systems, Inc. *	3,944	284,283
Insulet Corp. *	9,848	3,082,522
Intuitive Surgical, Inc. *	50,248	26,846,501
Masimo Corp. *	6,286	884,126
McKesson Corp.	16,321	13,241,880
Molina Healthcare, Inc. *	4,119	630,454
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Penumbra, Inc. *	5,216	1,185,962
ResMed, Inc.	4,895	1,208,478
Stryker Corp.	12,417	4,423,432
Veeva Systems, Inc., Class A *	16,528	4,812,954
		87,473,077

Household & Personal Products 0.1%
Colgate-Palmolive Co.	53,709	4,138,278
Kimberly-Clark Corp.	16,877	2,020,346
		6,158,624

Insurance 0.3%
Aon PLC, Class A	27,223	9,274,331
Arthur J Gallagher & Co.	2,224	554,866
Brown & Brown, Inc.	4,035	321,751
Everest Group Ltd.	794	249,729
Kinsale Capital Group, Inc.	3,089	1,233,963
Markel Group, Inc. *	355	700,958
Marsh & McLennan Cos., Inc.	8,272	1,473,657
Progressive Corp.	4,195	864,170
RLI Corp.	530	31,249
Ryan Specialty Holdings, Inc., Class A	14,670	803,916
		15,508,590

Materials 0.3%
Anglogold Ashanti PLC	8,628	586,704
Eagle Materials, Inc.	273	57,963
Ecolab, Inc.	8,608	2,207,091
James Hardie Industries PLC, ADR *	13,441	281,320
Sherwin-Williams Co.	29,688	10,240,579
Steel Dynamics, Inc.	1,850	290,080
		13,663,737

Media & Entertainment 11.2%
Alphabet, Inc., Class A	503,681	141,630,060
Alphabet, Inc., Class C	410,014	115,550,145
DoubleVerify Holdings, Inc. *	9,797	111,490
Liberty Broadband Corp., Class C *	4,398	236,700
Liberty Media Corp.-Liberty Formula One, Class C *	9,970	995,505
Live Nation Entertainment, Inc. *	22,323	3,337,958
Meta Platforms, Inc., Class A	224,551	145,587,641
Netflix, Inc. *	59,674	66,766,852
Nexstar Media Group, Inc., Class A	225	44,039
NIQ Global Intelligence PLC *	3,300	40,920
Pinterest, Inc., Class A *	41,837	1,384,805
Reddit, Inc., Class A *	16,410	3,428,869
ROBLOX Corp., Class A *	85,923	9,771,164
Roku, Inc. *	2,718	288,461
Spotify Technology SA *	21,634	14,177,193
Take-Two Interactive Software, Inc. *	8,611	2,207,602
TKO Group Holdings, Inc.	4,153	782,425
Trade Desk, Inc., Class A *	62,636	3,149,338
Trump Media & Technology Group Corp. *	14,399	220,665
		509,711,832

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
AbbVie, Inc.	249,165	54,327,937
Alnylam Pharmaceuticals, Inc. *	17,552	8,004,414
Amgen, Inc.	55,801	16,652,692
Apellis Pharmaceuticals, Inc. *	15,609	335,125
Bristol-Myers Squibb Co.	55,185	2,542,373
SECURITY	NUMBER OF SHARES	VALUE ($)
Caris Life Sciences, Inc. *	1,600	48,128
Corcept Therapeutics, Inc. *	13,401	984,572
Eli Lilly & Co.	112,734	97,273,659
Exact Sciences Corp. *	1,601	103,569
Exelixis, Inc. *	30,280	1,170,928
Gilead Sciences, Inc.	47,145	5,647,500
Halozyme Therapeutics, Inc. *	17,163	1,118,856
Incyte Corp. *	5,933	554,617
Insmed, Inc. *	24,484	4,642,166
Ionis Pharmaceuticals, Inc. *	20,449	1,519,361
Medpace Holdings, Inc. *	3,113	1,820,825
Natera, Inc. *	18,229	3,626,295
Neurocrine Biosciences, Inc. *	11,556	1,654,935
Repligen Corp. *	873	130,129
Sarepta Therapeutics, Inc. *	10,831	260,052
Sotera Health Co. *	1,900	31,540
Summit Therapeutics, Inc. *(b)	15,915	300,953
Tempus AI, Inc. *	11,480	1,031,478
Ultragenyx Pharmaceutical, Inc. *	12,489	432,119
Vertex Pharmaceuticals, Inc. *	36,169	15,392,441
Viking Therapeutics, Inc. *	1,201	45,734
Waters Corp. *	4,344	1,518,662
Zoetis, Inc.	50,065	7,213,866
		228,384,926

Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A *	4,556	694,471
CoStar Group, Inc. *	7,275	500,593
Jones Lang LaSalle, Inc. *	1,754	535,128
		1,730,192

Semiconductors & Semiconductor Equipment 21.3%
Advanced Micro Devices, Inc. *	132,576	33,955,365
Applied Materials, Inc.	32,030	7,466,193
Astera Labs, Inc. *	17,751	3,313,757
Broadcom, Inc.	619,282	228,905,206
Enphase Energy, Inc. *	17,744	541,369
Entegris, Inc.	3,447	315,642
KLA Corp.	18,775	22,694,093
Lam Research Corp.	180,272	28,385,629
Lattice Semiconductor Corp. *	16,591	1,210,479
MACOM Technology Solutions Holdings, Inc. *	2,175	322,183
Marvell Technology, Inc.	8,420	789,291
Monolithic Power Systems, Inc.	6,501	6,533,505
NVIDIA Corp.	3,081,023	623,876,347
Onto Innovation, Inc. *	1,616	218,095
QUALCOMM, Inc.	34,872	6,308,345
Texas Instruments, Inc.	52,245	8,435,478
		973,270,977

Software & Services 19.5%
Adobe, Inc. *	60,017	20,424,385
Appfolio, Inc., Class A *	3,162	804,508
AppLovin Corp., Class A *	33,607	21,418,749
Atlassian Corp., Class A *	22,794	3,861,760
Autodesk, Inc. *	30,048	9,054,664
Bentley Systems, Inc., Class B	21,954	1,115,922
Cadence Design Systems, Inc. *	38,431	13,016,196
Circle Internet Group, Inc. *(b)	1,046	132,821
Cloudflare, Inc., Class A *	43,496	11,017,537
Confluent, Inc., Class A *	38,591	901,872
Crowdstrike Holdings, Inc., Class A *	34,394	18,676,286
Datadog, Inc., Class A *	43,489	7,080,444
Docusign, Inc., Class A *	21,167	1,548,154
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dropbox, Inc., Class A *	6,937	201,173
Dynatrace, Inc. *	41,754	2,111,500
Elastic NV *	12,640	1,127,741
Fair Isaac Corp. *	2,721	4,515,581
Fortinet, Inc. *	89,800	7,761,414
Gartner, Inc. *	10,536	2,616,510
Gen Digital, Inc.	8,430	222,215
Gitlab, Inc., Class A *	18,513	902,509
Globant SA *	963	59,302
GoDaddy, Inc., Class A *	19,442	2,588,314
Guidewire Software, Inc. *	11,774	2,750,877
HubSpot, Inc. *	7,172	3,528,050
Intuit, Inc.	38,387	25,625,242
Kyndryl Holdings, Inc. *	2,313	66,892
Manhattan Associates, Inc. *	8,361	1,522,287
Microsoft Corp.	977,833	506,331,706
MongoDB, Inc., Class A *	1,149	413,433
nCino, Inc. *	2,442	65,153
Nutanix, Inc., Class A *	8,749	623,279
Okta, Inc. *	9,306	851,778
Oracle Corp.	232,989	61,185,241
Palantir Technologies, Inc., Class A *	307,353	61,615,056
Palo Alto Networks, Inc. *	92,526	20,377,926
Pegasystems, Inc.	4,118	262,111
Procore Technologies, Inc. *	16,418	1,211,977
PTC, Inc. *	2,022	401,448
RingCentral, Inc., Class A *	11,109	334,603
Rubrik, Inc., Class A *	10,023	754,431
Salesforce, Inc.	14,746	3,840,006
Samsara, Inc., Class A *	37,402	1,502,438
SentinelOne, Inc., Class A *	29,119	519,774
ServiceNow, Inc. *	29,119	26,768,514
Snowflake, Inc., Class A *	44,097	12,121,383
Strategy, Inc., Class A *	2,184	588,610
Synopsys, Inc. *	19,026	8,634,379
Teradata Corp. *	3,306	68,930
Twilio, Inc., Class A *	3,389	457,108
Tyler Technologies, Inc. *	5,039	2,399,874
Unity Software, Inc. *	2,970	112,563
Workday, Inc., Class A *	30,371	7,286,610
Zscaler, Inc. *	13,748	4,552,513
		887,933,749

Technology Hardware & Equipment 12.7%
Amphenol Corp., Class A	170,196	23,715,111
Apple, Inc.	1,925,709	520,653,942
Arista Networks, Inc. *	145,300	22,912,357
CDW Corp.	1,429	227,740
Dell Technologies, Inc., Class C	5,914	958,127
Jabil, Inc.	9,710	2,144,842
Lumentum Holdings, Inc. *	784	158,023
Motorola Solutions, Inc.	9,863	4,011,381
NetApp, Inc.	11,003	1,295,933
Pure Storage, Inc., Class A *	37,465	3,697,795
Super Micro Computer, Inc. *	32,829	1,705,795
Ubiquiti, Inc.	607	477,818
		581,958,864

Telecommunication Services 0.0%
AST SpaceMobile, Inc. *	25,241	2,025,590
GCI Liberty, Inc., Class C *	779	28,531
Iridium Communications, Inc.	3,000	57,450
		2,111,571

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.7%
Alaska Air Group, Inc. *	2,818	117,595
American Airlines Group, Inc. *	5,570	73,134
Avis Budget Group, Inc. *	844	114,843
Lyft, Inc., Class A *	8,639	176,754
Old Dominion Freight Line, Inc.	1,514	212,596
Southwest Airlines Co.	6,963	210,979
Uber Technologies, Inc. *	283,583	27,365,760
U-Haul Holding Co., Non Voting Shares	5,780	280,272
Union Pacific Corp.	6,585	1,451,136
XPO, Inc. *	3,290	473,332
		30,476,401

Utilities 0.3%
NRG Energy, Inc.	26,670	4,583,506
Vistra Corp.	47,582	8,959,691
		13,543,197
Total Common Stocks (Cost $2,629,569,061)		4,545,170,275

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF (b)	15,000	7,283,700
Total Investment Companies (Cost $5,436,255)		7,283,700

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)	15,550,595	15,550,595
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	1,456,880	1,456,880
		17,007,475
Total Short-Term Investments (Cost $17,007,475)		17,007,475
Total Investments in Securities (Cost $2,652,012,791)		4,569,461,450

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 12/19/25	22	11,441,760	71,704
S&P 500 Index, e-mini, expires 12/19/25	1	343,700	(2,615)
			69,089

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,435,513.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.	$1,058,129	$566,281	($130,464 )	$11,026	$394,596	$1,899,568	20,097	$18,654

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,545,170,275	$—	$—	$4,545,170,275
Investment Companies[1]	7,283,700	—	—	7,283,700
Short-Term Investments[1]	17,007,475	—	—	17,007,475
Futures Contracts[2]	71,704	—	—	71,704
Liabilities
Futures Contracts[2]	(2,615)	—	—	(2,615)
Total	$4,569,530,539	$—	$—	$4,569,530,539

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $1,539,640)		$1,899,568
Investments in securities, at value - unaffiliated issuers (cost $2,650,473,151) including securities on loan of $1,435,513		4,567,561,882
Deposit with broker for futures contracts		1,118,244
Receivables:
Fund shares sold		6,207,524
Dividends		925,901
Variation margin on future contracts		69,173
Income from securities on loan	+	2,186
Total assets		4,577,784,478

Liabilities
Collateral held for securities on loan		1,456,880
Payables:
Fund shares redeemed		11,225,725
Investment adviser fees	+	140,050
Total liabilities		12,822,655
Net assets		$4,564,961,823

Net Assets by Source
Capital received from investors		$2,694,084,653
Total distributable earnings	+	1,870,877,170
Net assets		$4,564,961,823

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,564,961,823		252,986,140		$18.04

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,518)		$21,038,763
Other Interest		32,731
Dividends received from securities - affiliated issuers		18,654
Securities on loan, net	+	14,065
Total investment income		21,104,213

Expenses
Investment adviser fees		1,235,933
Total expenses	–	1,235,933
Net investment income		19,868,280

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		11,026
Net realized gains on sales of securities - unaffiliated issuers		2,128,980
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		24,541,843
Net realized gains on futures contracts	+	2,778,388
Net realized gains		29,460,237
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		394,596
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		932,740,311
Net change in unrealized appreciation (depreciation) on futures contracts	+	214,292
Net change in unrealized appreciation (depreciation)		933,349,199
Net realized and unrealized gains		962,809,436
Increase in net assets resulting from operations		$982,677,716
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$19,868,280	$15,611,030
Net realized gains		29,460,237	9,022,611
Net change in unrealized appreciation (depreciation)	+	933,349,199	680,783,495
Increase in net assets resulting from operations		$982,677,716	$705,417,136

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,684,287 )	($11,280,497 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		102,650,417	$1,583,700,561	116,024,584	$1,436,032,229
Shares reinvested		928,317	14,205,613	876,840	9,527,758
Shares redeemed	+	(59,165,274)	(898,041,649)	(47,219,928)	(592,645,790)
Net transactions in fund shares		44,413,460	$699,864,525	69,681,496	$852,914,197

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		208,572,680	$2,899,103,869	138,891,184	$1,352,053,033
Total increase	+	44,413,460	1,665,857,954	69,681,496	1,547,050,836
End of period		252,986,140	$4,564,961,823	208,572,680	$2,899,103,869

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$14.83	$11.63	$11.88	$13.41	$9.52
Income (loss) from investment operations:
Net investment income (loss)[2]	0.30	0.30	0.28	0.25	0.24
Net realized and unrealized gains (losses)	1.31	3.24	(0.25)	(1.14)	3.87
Total from investment operations	1.61	3.54	0.03	(0.89)	4.11
Less distributions:
Distributions from net investment income	(0.29)	(0.30)	(0.26)	(0.23)	(0.22)
Distributions from net realized gains	(0.10)	(0.04)	(0.02)	(0.41)	—
Total distributions	(0.39)	(0.34)	(0.28)	(0.64)	(0.22)
Net asset value at end of period	$16.05	$14.83	$11.63	$11.88	$13.41
Total return	11.13%	30.97%	0.11%	(7.04%)	43.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%	0.035%	0.035%	0.035%[3]	0.035%
Net investment income (loss)	1.97%	2.18%	2.31%	2.05%	1.97%
Portfolio turnover rate	16%[4]	30%[4]	42%[4]	15%[4]	20%
Net assets, end of period (x 1,000,000)	$919	$763	$593	$648	$576

[1]	Per-Share Data has been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	6,832	554,075
BorgWarner, Inc.	6,781	291,312
Ford Motor Co.	122,323	1,606,101
General Motors Co.	29,799	2,058,813
Gentex Corp.	7,166	168,043
Harley-Davidson, Inc.	3,352	90,437
Lear Corp.	1,649	172,568
Lucid Group, Inc. *(a)	3,956	70,219
QuantumScape Corp., Class A *	13,137	242,246
Rivian Automotive, Inc., Class A *	24,290	329,615
Thor Industries, Inc.	1,606	167,586
		5,751,015

Banks 7.3%
Bank of America Corp.	194,549	10,398,644
Bank OZK	3,372	151,706
BOK Financial Corp.	711	74,356
Citigroup, Inc.	47,000	4,757,810
Citizens Financial Group, Inc.	13,629	693,307
Columbia Banking System, Inc.	9,285	248,838
Comerica, Inc.	3,997	305,771
Commerce Bancshares, Inc.	3,850	202,626
Cullen/Frost Bankers, Inc.	1,879	231,380
East West Bancorp, Inc.	4,268	433,629
Fifth Third Bancorp	20,856	868,027
First Citizens BancShares, Inc., Class A	297	541,972
First Hawaiian, Inc.	3,907	95,839
First Horizon Corp.	15,662	334,540
FNB Corp.	11,172	175,624
Huntington Bancshares, Inc.	48,401	747,311
JPMorgan Chase & Co.	87,025	27,075,218
KeyCorp	29,529	519,415
M&T Bank Corp.	4,902	901,331
Pinnacle Financial Partners, Inc.	2,216	188,825
PNC Financial Services Group, Inc.	12,381	2,260,152
Popular, Inc.	1,885	210,121
Prosperity Bancshares, Inc.	2,867	188,706
Regions Financial Corp.	28,149	681,206
Southstate Bank Corp.	3,146	278,893
Synovus Financial Corp.	4,330	193,291
TFS Financial Corp.	1,698	22,583
Truist Financial Corp.	40,432	1,804,480
U.S. Bancorp	48,940	2,284,519
Webster Financial Corp.	5,256	299,802
Wells Fargo & Co.	101,053	8,788,579
Western Alliance Bancorp	2,663	205,983
Wintrust Financial Corp.	2,078	270,182
Zions Bancorp NA	4,578	238,560
		66,673,226

Capital Goods 10.0%
3M Co.	14,021	2,334,496
A.O. Smith Corp.	3,530	232,945
Acuity, Inc.	968	353,368
Advanced Drainage Systems, Inc.	2,217	310,491
AECOM	4,156	558,359
AGCO Corp.	1,941	200,234
Air Lease Corp., Class A	3,260	208,184
Allegion PLC	2,692	446,253
Allison Transmission Holdings, Inc.	2,174	179,464
AMETEK, Inc.	7,223	1,459,841
SECURITY	NUMBER OF SHARES	VALUE ($)
API Group Corp. *	11,563	425,750
Applied Industrial Technologies, Inc.	1,198	307,994
Armstrong World Industries, Inc.	960	182,813
ATI, Inc. *	4,407	436,161
Boeing Co. *	19,494	3,918,684
Builders FirstSource, Inc. *	3,400	394,978
BWX Technologies, Inc.	2,367	505,615
Carlisle Cos., Inc.	1,184	384,859
Carpenter Technology Corp.	1,242	392,348
Carrier Global Corp.	24,860	1,478,921
Caterpillar, Inc.	12,723	7,344,479
CNH Industrial NV	27,388	287,300
Core & Main, Inc., Class A *	2,456	128,154
Crane Co.	1,550	294,500
Cummins, Inc.	4,307	1,885,088
Curtiss-Wright Corp.	1,175	699,983
Deere & Co.	7,656	3,534,239
Donaldson Co., Inc.	3,626	305,491
Dover Corp.	4,259	772,838
Eaton Corp. PLC	12,280	4,685,557
EMCOR Group, Inc.	908	613,608
Emerson Electric Co.	17,661	2,464,946
Esab Corp.	1,783	208,290
Everus Construction Group, Inc. *	1,587	144,242
Fastenal Co.	6,435	264,800
Ferguson Enterprises, Inc.	5,716	1,420,426
Flowserve Corp.	4,067	277,573
Fortive Corp.	10,677	537,480
Fortune Brands Innovations, Inc.	3,772	191,618
Gates Industrial Corp. PLC *	7,975	176,088
Generac Holdings, Inc. *	1,823	306,300
General Dynamics Corp.	7,918	2,730,918
Graco, Inc.	5,198	425,040
Hayward Holdings, Inc. *	6,197	105,163
Hexcel Corp.	2,467	176,144
Honeywell International, Inc.	19,927	4,011,903
Hubbell, Inc., Class B	1,678	788,660
Huntington Ingalls Industries, Inc.	1,223	393,830
IDEX Corp.	2,372	406,703
Illinois Tool Works, Inc.	6,176	1,506,450
Ingersoll Rand, Inc.	12,621	963,361
ITT, Inc.	2,434	450,460
Johnson Controls International PLC	20,686	2,366,272
L3Harris Technologies, Inc.	5,852	1,691,813
Leonardo DRS, Inc.	1,388	50,745
Lincoln Electric Holdings, Inc.	1,708	400,441
Loar Holdings, Inc. *	106	8,388
Lockheed Martin Corp.	4,722	2,322,657
Masco Corp.	6,583	426,315
MasTec, Inc. *	1,545	315,427
Middleby Corp. *	1,575	195,662
MSC Industrial Direct Co., Inc., Class A	1,366	115,987
Mueller Industries, Inc.	3,402	360,170
Nordson Corp.	1,689	391,764
Northrop Grumman Corp.	4,249	2,479,079
nVent Electric PLC	5,090	582,041
Oshkosh Corp.	2,020	249,046
Otis Worldwide Corp.	12,404	1,150,595
Owens Corning	2,670	339,918
PACCAR, Inc.	16,149	1,589,062
Parker-Hannifin Corp.	4,033	3,116,823
Pentair PLC	5,106	543,023
Quanta Services, Inc.	1,043	468,443
QXO, Inc. *	19,152	338,416
RBC Bearings, Inc. *	776	332,539
Regal Rexnord Corp.	2,076	292,488
Rockwell Automation, Inc.	3,264	1,202,327
RTX Corp.	41,923	7,483,255
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sensata Technologies Holding PLC	4,574	145,590
Simpson Manufacturing Co., Inc.	1,205	212,683
SiteOne Landscape Supply, Inc. *	931	120,816
Snap-on, Inc.	1,610	540,236
Spirit AeroSystems Holdings, Inc., Class A *	3,228	118,435
StandardAero, Inc. *	4,023	116,224
Stanley Black & Decker, Inc.	4,813	325,936
Textron, Inc.	5,561	449,384
Timken Co.	1,936	151,995
Toro Co.	3,100	231,663
TransDigm Group, Inc.	1,430	1,871,169
Trex Co., Inc. *	3,351	161,920
United Rentals, Inc.	2,013	1,753,685
Valmont Industries, Inc.	620	256,327
Watsco, Inc.	1,089	400,763
WESCO International, Inc.	1,504	390,333
Westinghouse Air Brake Technologies Corp.	5,302	1,083,941
WillScot Holdings Corp.	4,123	89,675
Woodward, Inc.	1,853	485,690
WW Grainger, Inc.	204	199,716
Xylem, Inc.	7,639	1,152,343
		92,284,610

Commercial & Professional Services 1.1%
Amentum Holdings, Inc. *	4,945	110,817
Automatic Data Processing, Inc.	929	241,819
Broadridge Financial Solutions, Inc.	337	74,275
CACI International, Inc., Class A *	681	382,892
Clarivate PLC *	10,515	35,751
Clean Harbors, Inc. *	1,579	332,395
Concentrix Corp.	1,363	54,942
Copart, Inc. *	1,931	83,052
Dayforce, Inc. *	4,405	302,800
Equifax, Inc.	3,208	677,209
FTI Consulting, Inc. *	976	161,050
Genpact Ltd.	5,034	192,047
Jacobs Solutions, Inc.	3,716	578,990
KBR, Inc.	3,756	160,907
Leidos Holdings, Inc.	3,994	760,737
ManpowerGroup, Inc.	1,483	45,469
MSA Safety, Inc.	1,158	181,841
Parsons Corp. *	1,633	135,768
Paychex, Inc.	6,943	812,539
Paycom Software, Inc.	733	137,137
Paylocity Holding Corp. *	113	15,963
RB Global, Inc.	5,476	543,329
Republic Services, Inc., Class A	6,348	1,321,907
Robert Half, Inc.	3,067	80,325
Science Applications International Corp.	1,455	136,348
SS&C Technologies Holdings, Inc.	6,602	560,642
Tetra Tech, Inc.	6,758	216,121
TransUnion	6,092	494,549
Veralto Corp.	4,488	442,876
Verisk Analytics, Inc., Class A	1,746	381,955
		9,656,452

Consumer Discretionary Distribution & Retail 4.3%
Amazon.com, Inc. *	82,638	20,181,852
AutoNation, Inc. *	851	170,089
AutoZone, Inc. *	441	1,620,424
Bath & Body Works, Inc.	6,672	163,331
Best Buy Co., Inc.	6,042	496,290
CarMax, Inc. *	4,744	198,821
Dick's Sporting Goods, Inc.	1,979	438,250
SECURITY	NUMBER OF SHARES	VALUE ($)
Dillard's, Inc., Class A	89	53,407
eBay, Inc.	14,439	1,174,035
Etsy, Inc. *	1,295	80,290
Five Below, Inc. *	1,678	263,899
Floor & Decor Holdings, Inc., Class A *	2,297	143,517
GameStop Corp., Class A *	12,846	286,337
Gap, Inc.	7,122	162,738
Genuine Parts Co.	4,362	555,326
Home Depot, Inc.	7,422	2,817,317
Lithia Motors, Inc., Class A	708	222,369
LKQ Corp.	8,043	257,054
Lowe's Cos., Inc.	17,562	4,182,039
Macy's, Inc.	8,354	162,820
Ollie's Bargain Outlet Holdings, Inc. *	1,902	229,781
O'Reilly Automotive, Inc. *	2,159	203,896
Penske Automotive Group, Inc.	576	92,200
Pool Corp.	919	245,428
RH *	404	69,686
Ross Stores, Inc.	8,086	1,285,027
TJX Cos., Inc.	17,524	2,455,813
Ulta Beauty, Inc. *	1,063	552,632
Valvoline, Inc. *	412	13,600
Wayfair, Inc., Class A *	2,426	251,115
Williams-Sonoma, Inc.	3,166	615,281
		39,644,664

Consumer Durables & Apparel 1.1%
Amer Sports, Inc. *	4,668	145,782
Birkenstock Holding PLC *	1,210	48,291
Brunswick Corp.	2,018	133,410
Columbia Sportswear Co.	829	41,143
Crocs, Inc. *	1,728	141,160
DR Horton, Inc.	8,347	1,244,371
Garmin Ltd.	5,112	1,093,661
Hasbro, Inc.	4,134	315,466
Lennar Corp., Class A	7,289	902,160
Lululemon Athletica, Inc. *	1,395	237,903
Mattel, Inc. *	10,100	185,638
Mohawk Industries, Inc. *	1,601	181,938
Newell Brands, Inc.	13,342	45,363
NIKE, Inc., Class B	36,255	2,341,710
NVR, Inc. *	88	634,552
PulteGroup, Inc.	6,159	738,279
PVH Corp.	1,481	116,007
Ralph Lauren Corp., Class A	1,106	353,544
SharkNinja, Inc. *	2,166	185,193
Tapestry, Inc.	550	60,401
Toll Brothers, Inc.	3,061	413,082
TopBuild Corp. *	833	351,926
Under Armour, Inc., Class A *	11,840	54,582
VF Corp.	11,136	156,349
Whirlpool Corp.	1,682	120,482
YETI Holdings, Inc. *	2,570	87,354
		10,329,747

Consumer Services 1.6%
ADT, Inc.	15,843	140,052
Aramark	8,231	311,790
Booking Holdings, Inc.	62	314,820
Boyd Gaming Corp.	1,783	138,842
Bright Horizons Family Solutions, Inc. *	1,567	171,163
Caesars Entertainment, Inc. *	6,480	130,248
Carnival Corp. *	23,431	675,516
Choice Hotels International, Inc.	591	54,939
Churchill Downs, Inc.	298	29,562
Darden Restaurants, Inc.	178	32,067
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Domino's Pizza, Inc.	696	277,328
Flutter Entertainment PLC *	956	222,356
Grand Canyon Education, Inc. *	623	117,311
H&R Block, Inc.	3,412	169,713
Hyatt Hotels Corp., Class A	1,269	174,373
Marriott International, Inc., Class A	1,657	431,781
McDonald's Corp.	21,133	6,306,721
MGM Resorts International *	6,388	204,608
Norwegian Cruise Line Holdings Ltd. *	1,451	32,531
Penn Entertainment, Inc. *	4,618	76,012
Restaurant Brands International, Inc.	3,658	240,294
Service Corp. International	4,344	362,768
Starbucks Corp.	30,926	2,500,986
Travel & Leisure Co.	1,321	82,932
Vail Resorts, Inc.	211	31,298
Wendy's Co.	2,929	25,014
Wyndham Hotels & Resorts, Inc.	232	17,036
Wynn Resorts Ltd.	2,585	307,589
Yum! Brands, Inc.	5,794	800,789
		14,380,439

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	12,669	224,115
BJ's Wholesale Club Holdings, Inc. *	3,469	306,174
Casey's General Stores, Inc.	987	506,518
Dollar General Corp.	6,886	679,373
Dollar Tree, Inc. *	6,196	614,147
Kroger Co.	19,018	1,210,115
Maplebear, Inc. *	5,360	197,570
Performance Food Group Co. *	4,193	405,631
Sysco Corp.	7,036	522,634
Target Corp.	14,252	1,321,445
U.S. Foods Holding Corp. *	7,167	520,468
Walmart, Inc.	122,707	12,415,494
		18,923,684

Energy 5.8%
Antero Midstream Corp.	10,509	181,280
Antero Resources Corp. *	9,095	281,127
APA Corp.	11,208	253,861
Baker Hughes Co., Class A	31,075	1,504,341
Cheniere Energy, Inc.	3,797	804,964
Chevron Corp.	60,185	9,492,378
Chord Energy Corp.	1,775	161,028
Civitas Resources, Inc.	2,857	82,367
ConocoPhillips	39,666	3,524,721
Coterra Energy, Inc.	23,554	557,288
Devon Energy Corp.	19,494	633,360
Diamondback Energy, Inc.	5,968	854,558
DT Midstream, Inc.	3,166	346,645
EOG Resources, Inc.	17,141	1,814,203
EQT Corp.	19,432	1,041,167
Expand Energy Corp.	6,885	711,289
Exxon Mobil Corp.	135,782	15,528,030
Halliburton Co.	26,839	720,359
HF Sinclair Corp.	4,488	231,581
Kinder Morgan, Inc.	60,873	1,594,264
Marathon Petroleum Corp.	9,631	1,877,178
Matador Resources Co.	3,694	145,765
NOV, Inc.	11,805	172,353
Occidental Petroleum Corp.	22,060	908,872
ONEOK, Inc.	19,585	1,312,195
Ovintiv, Inc.	7,994	299,855
Permian Resources Corp., Class A	21,333	267,943
Phillips 66	11,860	1,614,620
Range Resources Corp.	7,459	265,167
SECURITY	NUMBER OF SHARES	VALUE ($)
SLB Ltd.	43,284	1,560,821
TechnipFMC PLC	12,734	526,551
Valero Energy Corp.	9,781	1,658,466
Viper Energy, Inc., Class A	5,318	199,744
Weatherford International PLC	2,262	166,687
Williams Cos., Inc.	36,138	2,091,306
		53,386,334

Equity Real Estate Investment Trusts (REITs) 3.7%
Agree Realty Corp.	3,381	246,847
Alexandria Real Estate Equities, Inc.	5,363	312,234
American Homes 4 Rent, Class A	10,732	339,131
Americold Realty Trust, Inc.	8,965	115,559
AvalonBay Communities, Inc.	4,462	776,031
Brixmor Property Group, Inc.	9,597	251,057
BXP, Inc.	4,970	353,814
Camden Property Trust	3,385	336,740
Cousins Properties, Inc.	5,286	137,066
Crown Castle, Inc.	13,604	1,227,353
CubeSmart	7,095	267,269
Digital Realty Trust, Inc.	10,575	1,802,086
EastGroup Properties, Inc.	1,669	291,291
EPR Properties	2,303	112,893
Equinix, Inc.	3,062	2,590,483
Equity LifeStyle Properties, Inc.	6,042	368,864
Equity Residential	11,835	703,472
Essex Property Trust, Inc.	1,995	502,281
Extra Space Storage, Inc.	6,592	880,296
Federal Realty Investment Trust	2,680	257,789
First Industrial Realty Trust, Inc.	4,010	221,673
Gaming & Leisure Properties, Inc.	8,544	381,575
Healthcare Realty Trust, Inc., Class A	10,356	183,508
Healthpeak Properties, Inc.	21,743	390,287
Highwoods Properties, Inc.	3,289	94,164
Host Hotels & Resorts, Inc.	21,351	342,043
Invitation Homes, Inc.	19,244	541,719
Iron Mountain, Inc.	9,179	944,978
Kilroy Realty Corp.	3,695	156,114
Kimco Realty Corp.	21,009	434,046
Lineage, Inc.	2,196	86,522
Medical Properties Trust, Inc. (a)	15,947	82,446
Mid-America Apartment Communities, Inc.	3,646	467,527
Millrose Properties, Inc., Class A	3,720	119,821
National Storage Affiliates Trust	2,266	65,918
NNN REIT, Inc.	5,907	238,997
Omega Healthcare Investors, Inc.	8,958	376,505
Park Hotels & Resorts, Inc.	6,286	64,683
Prologis, Inc.	29,066	3,606,800
Public Storage	4,301	1,198,086
Rayonier, Inc.	4,798	105,892
Realty Income Corp.	28,357	1,644,139
Regency Centers Corp.	5,669	390,877
Rexford Industrial Realty, Inc.	7,445	307,627
SBA Communications Corp., Class A	3,368	644,905
Simon Property Group, Inc.	7,900	1,388,504
STAG Industrial, Inc.	5,828	223,037
Sun Communities, Inc.	3,185	403,221
UDR, Inc.	9,816	330,701
Ventas, Inc.	14,172	1,045,752
VICI Properties, Inc., Class A	33,025	990,420
Vornado Realty Trust	5,500	208,670
Welltower, Inc.	20,969	3,796,228
Weyerhaeuser Co.	22,622	520,306
WP Carey, Inc.	6,816	449,856
		34,320,103

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 11.0%
Affiliated Managers Group, Inc.	874	207,977
Affirm Holdings, Inc. *	3,383	243,170
AGNC Investment Corp.	32,667	326,670
Ally Financial, Inc.	7,626	297,185
American Express Co.	11,567	4,172,564
Ameriprise Financial, Inc.	275	124,512
Annaly Capital Management, Inc.	20,175	427,105
Apollo Global Management, Inc.	3,908	485,804
Bank of New York Mellon Corp.	20,505	2,213,105
Berkshire Hathaway, Inc., Class B *	57,794	27,598,947
Blackrock, Inc.	4,780	5,175,832
Block, Inc. *	10,747	816,127
Brookfield Asset Management Ltd., Class A	7,823	422,911
Capital One Financial Corp.	19,696	4,332,923
Carlyle Group, Inc.	8,222	438,397
Cboe Global Markets, Inc.	3,282	806,191
Charles Schwab Corp. (b)	48,638	4,597,264
CME Group, Inc.	11,269	2,991,807
Coinbase Global, Inc., Class A *	5,945	2,043,772
Corebridge Financial, Inc.	8,429	274,448
Credit Acceptance Corp. *	124	55,470
Euronet Worldwide, Inc. *	1,325	100,515
Evercore, Inc., Class A	1,158	341,100
FactSet Research Systems, Inc.	1,114	297,215
Fidelity National Information Services, Inc.	16,514	1,032,455
Fiserv, Inc. *	12,268	818,153
Franklin Resources, Inc.	9,687	219,023
Freedom Holding Corp. *	81	12,446
Global Payments, Inc.	7,655	595,253
Goldman Sachs Group, Inc.	8,913	7,035,655
Hamilton Lane, Inc., Class A	447	50,940
Houlihan Lokey, Inc., Class A	1,049	187,855
Interactive Brokers Group, Inc., Class A	12,705	893,924
Intercontinental Exchange, Inc.	17,876	2,615,080
Invesco Ltd.	11,457	271,531
Jack Henry & Associates, Inc.	2,289	340,924
Janus Henderson Group PLC	3,866	168,403
Jefferies Financial Group, Inc.	3,612	190,822
KKR & Co., Inc.	15,961	1,888,665
Lazard, Inc.	2,315	112,972
MarketAxess Holdings, Inc.	1,138	182,148
MGIC Investment Corp.	7,270	199,343
Morgan Stanley	36,088	5,918,432
Morningstar, Inc.	226	47,980
MSCI, Inc., Class A	1,198	705,083
Nasdaq, Inc.	12,945	1,106,668
Northern Trust Corp.	5,944	764,815
OneMain Holdings, Inc.	3,699	218,944
PayPal Holdings, Inc. *	29,983	2,076,922
Raymond James Financial, Inc.	5,721	907,751
Rithm Capital Corp.	16,628	182,409
Robinhood Markets, Inc., Class A *	20,086	2,948,223
Rocket Cos., Inc., Class A	29,584	492,869
S&P Global, Inc.	9,622	4,687,935
SEI Investments Co.	3,274	263,917
SLM Corp.	5,707	153,233
SoFi Technologies, Inc. *	30,610	908,505
Starwood Property Trust, Inc.	10,901	198,180
State Street Corp.	8,853	1,023,938
Stifel Financial Corp.	3,114	368,791
Synchrony Financial	11,645	866,155
T. Rowe Price Group, Inc.	6,839	701,203
TPG, Inc.	236	12,989
Tradeweb Markets, Inc., Class A	3,345	352,530
UWM Holdings Corp.	4,756	26,776
SECURITY	NUMBER OF SHARES	VALUE ($)
Virtu Financial, Inc., Class A	2,516	87,657
Voya Financial, Inc.	3,003	223,603
Western Union Co.	9,893	92,302
WEX, Inc. *	980	142,962
XP, Inc., Class A	11,570	210,805
		101,298,180

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	52,858	2,980,134
Archer-Daniels-Midland Co.	14,956	905,287
Boston Beer Co., Inc., Class A *	245	50,713
Brown-Forman Corp., Class B	5,946	161,910
Bunge Global SA	4,225	399,685
Campbell's Co.	6,079	183,160
Coca-Cola Co.	62,314	4,293,435
Coca-Cola Consolidated, Inc.	1,402	182,793
Conagra Brands, Inc.	14,949	256,973
Constellation Brands, Inc., Class A	4,537	596,071
Darling Ingredients, Inc. *	4,380	140,379
Flowers Foods, Inc.	5,794	69,122
Freshpet, Inc. *	1,120	55,115
General Mills, Inc.	17,153	799,501
Hershey Co.	4,025	682,761
Hormel Foods Corp.	9,072	195,865
Ingredion, Inc.	1,984	228,973
J.M. Smucker Co.	3,233	334,777
Kellanova	8,689	721,708
Keurig Dr. Pepper, Inc.	40,500	1,099,980
Kraft Heinz Co.	26,766	661,923
Lamb Weston Holdings, Inc.	4,237	261,550
McCormick & Co., Inc. - Non Voting Shares	7,915	507,826
Molson Coors Beverage Co., Class B	5,211	227,825
Mondelez International, Inc., Class A	40,597	2,332,704
PepsiCo, Inc.	37,058	5,413,803
Philip Morris International, Inc.	48,820	7,046,191
Pilgrim's Pride Corp.	1,303	49,644
Post Holdings, Inc. *	1,548	160,884
Primo Brands Corp.	8,061	177,100
Seaboard Corp.	8	26,960
Smithfield Foods, Inc.	1,392	30,847
Tyson Foods, Inc., Class A	8,800	452,408
		31,688,007

Health Care Equipment & Services 5.5%
Abbott Laboratories	54,258	6,707,374
Acadia Healthcare Co., Inc. *	2,915	62,672
Align Technology, Inc. *	2,135	294,374
Baxter International, Inc.	16,053	296,499
Becton Dickinson & Co.	8,963	1,601,778
Boston Scientific Corp. *	38,279	3,855,461
Cardinal Health, Inc.	3,731	711,763
Centene Corp. *	15,295	540,984
Certara, Inc. *	3,639	42,322
Chemed Corp.	414	178,558
Cigna Group	7,599	1,857,272
Cooper Cos., Inc. *	6,233	435,749
CVS Health Corp.	39,245	3,066,997
Dentsply Sirona, Inc.	6,198	78,157
Edwards Lifesciences Corp. *	18,039	1,487,315
Elevance Health, Inc.	7,086	2,247,679
Encompass Health Corp.	3,103	353,277
Envista Holdings Corp. *	5,222	106,268
GE HealthCare Technologies, Inc.	14,351	1,075,607
Globus Medical, Inc., Class A *	3,525	212,875
HCA Healthcare, Inc.	4,217	1,938,471
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Henry Schein, Inc. *	3,372	213,110
Hologic, Inc. *	7,013	518,331
Humana, Inc.	3,784	1,052,671
Labcorp Holdings, Inc.	2,619	665,121
McKesson Corp.	304	246,647
Medtronic PLC	40,184	3,644,689
Molina Healthcare, Inc. *	750	114,795
Quest Diagnostics, Inc.	3,500	615,825
ResMed, Inc.	3,488	861,117
Solventum Corp. *	4,634	319,931
STERIS PLC	3,077	725,249
Stryker Corp.	8,012	2,854,195
Teleflex, Inc.	1,374	171,022
Tenet Healthcare Corp. *	2,738	565,370
UnitedHealth Group, Inc.	28,514	9,739,242
Universal Health Services, Inc., Class B	1,705	370,002
Veeva Systems, Inc., Class A *	937	272,854
Zimmer Biomet Holdings, Inc.	6,217	625,181
		50,726,804

Household & Personal Products 1.7%
BellRing Brands, Inc. *	3,888	117,145
Church & Dwight Co., Inc.	7,721	677,055
Clorox Co.	3,876	435,895
Colgate-Palmolive Co.	13,226	1,019,063
Coty, Inc., Class A *	11,218	44,536
elf Beauty, Inc. *	1,709	208,737
Estee Lauder Cos., Inc., Class A	7,336	709,318
Kenvue, Inc.	59,459	854,426
Kimberly-Clark Corp.	6,663	797,628
Procter & Gamble Co.	73,601	11,067,382
Reynolds Consumer Products, Inc.	1,637	40,008
		15,971,193

Insurance 3.5%
Aflac, Inc.	15,276	1,637,434
Allstate Corp.	8,277	1,585,211
American Financial Group, Inc.	2,080	273,894
American International Group, Inc.	18,057	1,425,781
Aon PLC, Class A	505	172,043
Arch Capital Group Ltd.	11,413	985,056
Arthur J Gallagher & Co.	7,462	1,861,694
Assurant, Inc.	1,591	336,847
Assured Guaranty Ltd.	1,434	115,552
Axis Capital Holdings Ltd.	2,371	222,068
Brighthouse Financial, Inc. *	1,792	102,269
Brown & Brown, Inc.	7,818	623,407
Chubb Ltd.	11,661	3,229,397
Cincinnati Financial Corp.	4,824	745,742
CNA Financial Corp.	628	27,977
Everest Group Ltd.	1,137	357,609
Fidelity National Financial, Inc.	8,117	448,383
First American Financial Corp.	3,017	188,593
Globe Life, Inc.	2,599	341,795
Hanover Insurance Group, Inc.	1,125	192,240
Hartford Insurance Group, Inc.	8,818	1,095,019
Kemper Corp.	1,892	85,121
Lincoln National Corp.	5,342	224,364
Loews Corp.	5,366	534,239
Markel Group, Inc. *	310	612,104
Marsh & McLennan Cos., Inc.	13,631	2,428,363
MetLife, Inc.	17,632	1,407,386
Old Republic International Corp.	7,204	284,270
Primerica, Inc.	1,041	270,525
Principal Financial Group, Inc.	6,935	582,817
Progressive Corp.	17,441	3,592,846
SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential Financial, Inc.	11,131	1,157,624
Reinsurance Group of America, Inc.	2,073	378,240
RenaissanceRe Holdings Ltd.	1,450	368,431
RLI Corp.	2,423	142,860
Travelers Cos., Inc.	7,090	1,904,516
Unum Group	5,294	388,686
W.R. Berkley Corp.	9,115	650,264
White Mountains Insurance Group Ltd.	78	148,556
Willis Towers Watson PLC	3,059	957,773
		32,086,996

Materials 3.9%
Air Products & Chemicals, Inc.	6,963	1,689,154
Albemarle Corp.	3,686	362,076
Alcoa Corp.	8,106	298,220
Amcor PLC	72,420	572,118
Anglogold Ashanti PLC	13,843	941,324
AptarGroup, Inc.	2,049	237,704
Ashland, Inc.	1,437	70,269
Avery Dennison Corp.	2,437	426,207
Axalta Coating Systems Ltd. *	6,833	194,536
Ball Corp.	8,682	408,054
Celanese Corp., Class A	3,529	135,655
CF Industries Holdings, Inc.	5,041	419,865
Cleveland-Cliffs, Inc. *	16,320	202,858
Corteva, Inc.	21,441	1,317,335
CRH PLC	21,251	2,530,994
Crown Holdings, Inc.	3,648	354,513
Dow, Inc.	22,090	526,846
DuPont de Nemours, Inc.	13,095	1,069,207
Eagle Materials, Inc.	949	201,492
Eastman Chemical Co.	3,562	212,010
Ecolab, Inc.	5,903	1,513,529
Element Solutions, Inc.	7,085	189,311
FMC Corp.	3,841	58,268
Freeport-McMoRan, Inc.	44,770	1,866,909
Graphic Packaging Holding Co.	9,052	144,741
Huntsman Corp.	4,934	40,854
International Flavors & Fragrances, Inc.	8,006	504,138
International Paper Co.	16,440	635,242
James Hardie Industries PLC, ADR *	1,584	33,153
Linde PLC	14,715	6,155,284
Louisiana-Pacific Corp.	1,991	173,436
LyondellBasell Industries NV, Class A	7,985	370,664
Martin Marietta Materials, Inc.	1,880	1,152,628
Mosaic Co.	9,827	269,751
MP Materials Corp. *	4,106	259,048
NewMarket Corp.	186	142,829
Newmont Corp.	34,425	2,787,392
Nucor Corp.	7,185	1,078,109
Olin Corp.	3,595	74,417
Packaging Corp. of America	2,771	542,451
PPG Industries, Inc.	7,124	696,371
Reliance, Inc.	1,656	467,704
Royal Gold, Inc.	2,562	447,812
RPM International, Inc.	3,974	434,279
Scotts Miracle-Gro Co.	1,385	74,125
Sealed Air Corp.	4,606	154,347
Sherwin-Williams Co.	682	235,249
Silgan Holdings, Inc.	2,731	105,471
Smurfit WestRock PLC	16,282	601,131
Solstice Advanced Materials, Inc. *	4,981	224,494
Sonoco Products Co.	3,035	123,130
Southern Copper Corp.	2,590	359,492
Steel Dynamics, Inc.	3,983	624,534
Vulcan Materials Co.	4,147	1,200,556
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	1,059	72,870
		35,984,156

Media & Entertainment 6.6%
Alphabet, Inc., Class A	64,651	18,179,215
Alphabet, Inc., Class C	52,641	14,835,287
Charter Communications, Inc., Class A *	2,762	645,866
Comcast Corp., Class A	114,761	3,194,372
DoubleVerify Holdings, Inc. *	2,208	25,127
Electronic Arts, Inc.	7,879	1,576,273
Fox Corp., Class A	10,809	698,802
IAC, Inc. *	2,102	67,726
Interpublic Group of Cos., Inc.	11,581	297,168
Liberty Broadband Corp., Class C *	3,184	171,363
Liberty Media Corp.-Liberty Formula One, Class C *	4,990	498,251
Liberty Media Corp.-Liberty Live, Class C *	2,040	184,436
Madison Square Garden Sports Corp. *	508	108,910
Match Group, Inc.	7,674	248,177
Meta Platforms, Inc., Class A	12,202	7,911,167
New York Times Co., Class A	5,059	288,312
News Corp., Class A	16,311	432,241
Nexstar Media Group, Inc., Class A	836	163,630
NIQ Global Intelligence PLC *	739	9,164
Omnicom Group, Inc.	6,035	452,746
Pinterest, Inc., Class A *	9,292	307,565
Roku, Inc. *	3,513	372,835
Sirius XM Holdings, Inc.	5,875	127,429
Take-Two Interactive Software, Inc. *	3,767	965,746
TKO Group Holdings, Inc.	1,233	232,297
Trump Media & Technology Group Corp. *	2,265	34,711
Walt Disney Co.	56,746	6,390,735
Warner Bros Discovery, Inc. *	72,982	1,638,446
ZoomInfo Technologies, Inc., Class A *	9,271	104,021
		60,162,018

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Agilent Technologies, Inc.	8,941	1,308,605
Amgen, Inc.	4,427	1,321,150
Avantor, Inc. *	20,808	245,951
Biogen, Inc. *	4,583	707,019
BioMarin Pharmaceutical, Inc. *	5,930	317,670
Bio-Rad Laboratories, Inc., Class A *	581	185,659
Bio-Techne Corp.	4,935	308,783
Bristol-Myers Squibb Co.	51,573	2,375,968
Bruker Corp.	3,196	124,452
Caris Life Sciences, Inc. *	354	10,648
Charles River Laboratories International, Inc. *	1,537	276,768
Danaher Corp.	19,991	4,305,662
Elanco Animal Health, Inc. *	15,501	343,347
Exact Sciences Corp. *	5,538	358,253
Exelixis, Inc. *	1,547	59,823
Gilead Sciences, Inc.	28,518	3,416,171
Illumina, Inc. *	4,972	614,241
Incyte Corp. *	3,689	344,848
Insmed, Inc. *	367	69,583
Ionis Pharmaceuticals, Inc. *	330	24,519
IQVIA Holdings, Inc. *	5,283	1,143,558
Jazz Pharmaceuticals PLC *	1,815	249,817
Johnson & Johnson	75,406	14,241,931
Merck & Co., Inc.	78,952	6,788,293
Mettler-Toledo International, Inc. *	653	924,837
Moderna, Inc. *	11,079	300,906
Neurocrine Biosciences, Inc. *	451	64,588
Organon & Co.	8,244	55,647
SECURITY	NUMBER OF SHARES	VALUE ($)
Perrigo Co. PLC	4,226	87,647
Pfizer, Inc.	178,013	4,388,020
Qiagen NV	6,669	312,443
Regeneron Pharmaceuticals, Inc.	3,264	2,127,475
Repligen Corp. *	1,458	217,329
Revolution Medicines, Inc. *	5,413	318,501
Revvity, Inc.	3,682	344,598
Roivant Sciences Ltd. *	12,093	241,739
Royalty Pharma PLC, Class A	11,867	445,487
Sarepta Therapeutics, Inc. *	460	11,045
Sotera Health Co. *	4,850	80,510
Thermo Fisher Scientific, Inc.	11,833	6,713,926
United Therapeutics Corp. *	1,387	617,811
Viatris, Inc.	36,910	382,388
Viking Therapeutics, Inc. *	3,139	119,533
Waters Corp. *	895	312,892
West Pharmaceutical Services, Inc.	2,240	631,837
Zoetis, Inc.	2,825	407,054
		58,248,932

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	8,298	1,264,864
CoStar Group, Inc. *	11,448	787,737
Howard Hughes Holdings, Inc. *	987	78,249
Jones Lang LaSalle, Inc. *	1,079	329,192
Zillow Group, Inc., Class C *	6,567	492,394
		2,952,436

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. *	20,945	5,364,433
Allegro MicroSystems, Inc. *	3,824	114,414
Amkor Technology, Inc.	3,611	116,563
Analog Devices, Inc.	15,546	3,639,785
Applied Materials, Inc.	18,004	4,196,732
Cirrus Logic, Inc. *	1,585	210,250
Entegris, Inc.	3,943	361,061
First Solar, Inc. *	3,182	849,403
GLOBALFOUNDRIES, Inc. *	3,171	112,888
Intel Corp. *	136,934	5,475,991
Lattice Semiconductor Corp. *	628	45,819
MACOM Technology Solutions Holdings, Inc. *	1,491	220,862
Marvell Technology, Inc.	25,202	2,362,436
Microchip Technology, Inc.	16,553	1,033,238
Micron Technology, Inc.	35,011	7,834,411
MKS, Inc.	2,089	300,210
ON Semiconductor Corp. *	13,217	661,907
Onto Innovation, Inc. *	1,178	158,983
Qorvo, Inc. *	2,679	254,291
QUALCOMM, Inc.	26,113	4,723,842
Skyworks Solutions, Inc.	4,701	365,362
Teradyne, Inc.	5,028	913,889
Texas Instruments, Inc.	16,827	2,716,887
Universal Display Corp.	1,375	202,510
		42,236,167

Software & Services 3.7%
Accenture PLC, Class A	19,615	4,905,712
Akamai Technologies, Inc. *	4,470	335,697
Amdocs Ltd.	3,470	292,382
Aurora Innovation, Inc. *	32,394	169,745
Bill Holdings, Inc. *	2,943	146,149
CCC Intelligent Solutions Holdings, Inc. *	17,284	150,716
Circle Internet Group, Inc. *(a)	1,267	160,884
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cognizant Technology Solutions Corp., Class A	15,440	1,125,267
Docusign, Inc., Class A *	1,534	112,197
Dolby Laboratories, Inc., Class A	1,869	123,952
Dropbox, Inc., Class A *	4,223	122,467
DXC Technology Co. *	5,682	80,684
EPAM Systems, Inc. *	1,722	281,616
Fair Isaac Corp. *	128	212,420
Gen Digital, Inc.	15,296	403,203
Globant SA *	1,221	75,189
Informatica, Inc., Class A *	3,308	82,270
International Business Machines Corp.	29,154	8,962,231
Kyndryl Holdings, Inc. *	6,731	194,661
MongoDB, Inc., Class A *	2,236	804,558
nCino, Inc. *	2,911	77,665
Nutanix, Inc., Class A *	6,015	428,509
Okta, Inc. *	3,152	288,503
Pegasystems, Inc.	1,799	114,506
PTC, Inc. *	3,311	657,366
Roper Technologies, Inc.	3,364	1,500,849
Rubrik, Inc., Class A *	1,449	109,066
SailPoint, Inc. *	1,794	38,894
Salesforce, Inc.	25,979	6,765,191
SentinelOne, Inc., Class A *	2,441	43,572
Strategy, Inc., Class A *	7,814	2,105,951
Synopsys, Inc. *	1,539	698,429
Teradata Corp. *	2,387	49,769
Twilio, Inc., Class A *	3,674	495,549
Tyler Technologies, Inc. *	231	110,016
UiPath, Inc., Class A *	12,740	202,056
Unity Software, Inc. *	9,329	353,569
VeriSign, Inc.	2,648	634,990
Zoom Communications, Inc. *	8,238	718,601
		34,135,051

Technology Hardware & Equipment 3.0%
Arrow Electronics, Inc. *	1,614	180,042
Avnet, Inc.	2,647	128,247
CDW Corp.	3,830	610,387
Ciena Corp. *	4,428	840,966
Cisco Systems, Inc.	124,719	9,118,206
Cognex Corp.	5,242	216,966
Coherent Corp. *	4,806	634,200
Corning, Inc.	24,476	2,180,322
Crane NXT Co.	1,540	97,405
Dell Technologies, Inc., Class C	8,180	1,325,242
F5, Inc. *	1,802	455,996
Flex Ltd. *	11,720	732,734
Hewlett Packard Enterprise Co.	41,013	1,001,537
HP, Inc.	29,572	818,257
Ingram Micro Holding Corp.	616	14,143
IPG Photonics Corp. *	795	67,670
Jabil, Inc.	1,139	251,594
Keysight Technologies, Inc. *	5,384	985,057
Littelfuse, Inc.	771	187,592
Lumentum Holdings, Inc. *	2,005	404,128
Motorola Solutions, Inc.	3,024	1,229,891
NetApp, Inc.	3,790	446,386
Pure Storage, Inc., Class A *	1,371	135,318
Ralliant Corp.	3,539	155,433
Sandisk Corp. *	4,221	841,372
Super Micro Computer, Inc. *	8,710	452,572
TD SYNNEX Corp.	2,420	378,706
Teledyne Technologies, Inc. *	1,455	766,523
Trimble, Inc. *	7,486	597,009
Vontier Corp.	4,591	176,754
Western Digital Corp.	10,854	1,630,379
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	1,593	428,915
		27,489,949

Telecommunication Services 1.6%
AST SpaceMobile, Inc. *	502	40,286
AT&T, Inc.	219,806	5,440,198
Frontier Communications Parent, Inc. *	7,675	289,808
GCI Liberty, Inc. *(c)	2,247	0
GCI Liberty, Inc., Class C *	616	22,561
Iridium Communications, Inc.	2,607	49,924
Liberty Global Ltd., Class C *	9,400	104,810
Millicom International Cellular SA	3,188	150,187
T-Mobile U.S., Inc.	14,230	2,989,012
Verizon Communications, Inc.	132,341	5,259,231
		14,346,017

Transportation 2.1%
Alaska Air Group, Inc. *	2,950	123,104
American Airlines Group, Inc. *	19,023	249,772
Avis Budget Group, Inc. *	333	45,311
CH Robinson Worldwide, Inc.	3,671	565,297
CSX Corp.	58,830	2,119,057
Delta Air Lines, Inc.	20,462	1,174,110
Expeditors International of Washington, Inc.	4,307	525,023
FedEx Corp.	6,716	1,704,655
GXO Logistics, Inc. *	3,525	198,140
JB Hunt Transport Services, Inc.	2,449	413,538
Kirby Corp. *	1,730	179,020
Knight-Swift Transportation Holdings, Inc.	4,912	221,630
Landstar System, Inc.	1,103	141,658
Lyft, Inc., Class A *	10,542	215,689
Norfolk Southern Corp.	7,080	2,006,330
Old Dominion Freight Line, Inc.	5,506	773,153
Ryder System, Inc.	1,255	212,384
Saia, Inc. *	829	242,483
Schneider National, Inc., Class B	1,600	34,192
Southwest Airlines Co.	13,201	399,990
U-Haul Holding Co., Non Voting Shares	2,130	103,284
Union Pacific Corp.	17,260	3,803,586
United Airlines Holdings, Inc. *	10,182	957,515
United Parcel Service, Inc., Class B	23,014	2,219,010
XPO, Inc. *	2,869	412,763
		19,040,694

Utilities 4.6%
AES Corp.	22,273	308,926
Alliant Energy Corp.	8,064	538,836
Ameren Corp.	8,446	861,661
American Electric Power Co., Inc.	16,779	2,017,843
American Water Works Co., Inc.	6,109	784,579
Atmos Energy Corp.	4,956	851,044
Brookfield Renewable Corp.	4,230	182,990
CenterPoint Energy, Inc.	20,445	781,817
Clearway Energy, Inc., Class C	3,540	113,032
CMS Energy Corp.	9,325	685,854
Consolidated Edison, Inc.	11,314	1,102,097
Constellation Energy Corp.	9,814	3,699,878
Dominion Energy, Inc.	26,742	1,569,488
DTE Energy Co.	6,485	878,977
Duke Energy Corp.	24,377	3,030,061
Edison International	11,952	661,902
Entergy Corp.	14,001	1,345,356
Essential Utilities, Inc.	8,809	343,815
Evergy, Inc.	7,225	554,952
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Eversource Energy	11,502	848,963
Exelon Corp.	31,672	1,460,713
FirstEnergy Corp.	17,220	789,193
IDACORP, Inc.	1,689	217,915
MDU Resources Group, Inc.	6,308	120,987
National Fuel Gas Co.	2,828	223,157
NextEra Energy, Inc.	64,618	5,259,905
NiSource, Inc.	14,763	621,670
OGE Energy Corp.	6,306	278,347
PG&E Corp.	68,749	1,097,234
Pinnacle West Capital Corp.	3,724	329,648
PPL Corp.	23,168	846,095
Public Service Enterprise Group, Inc.	15,658	1,261,408
Sempra	20,466	1,881,644
Southern Co.	34,527	3,246,919
Talen Energy Corp. *	1,423	568,887
UGI Corp.	6,688	223,580
WEC Energy Group, Inc.	10,024	1,119,982
Xcel Energy, Inc.	18,545	1,505,298
		42,214,653
Total Common Stocks (Cost $645,798,910)		913,931,527

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	6,500	1,329,705
Total Investment Companies (Cost $1,197,376)		1,329,705

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)	1,919,664	1,919,664
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	275,875	275,875
		2,195,539
Total Short-Term Investments (Cost $2,195,539)		2,195,539
Total Investments in Securities (Cost $649,191,825)		917,456,771

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 12/19/25	11	2,624,710	61,670
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	1	325,770	(3,229)
			58,441

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $273,887.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CBOT —	Chicago Board of Trade
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$2,879,098	$1,069,832	($408,673 )	$93,798	$963,209	$4,597,264	48,638	$48,548
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$899,585,510	$—	$—	$899,585,510
Telecommunication Services	14,346,017	—	0 *	14,346,017
Investment Companies[1]	1,329,705	—	—	1,329,705
Short-Term Investments[1]	2,195,539	—	—	2,195,539
Futures Contracts[2]	61,670	—	—	61,670
Liabilities
Futures Contracts[2]	(3,229)	—	—	(3,229)
Total	$917,515,212	$—	$0	$917,515,212

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $2,637,879)		$4,597,264
Investments in securities, at value - unaffiliated issuers (cost $646,553,946) including securities on loan of $273,887		912,859,507
Deposit with broker for futures contracts		324,199
Receivables:
Fund shares sold		1,129,991
Dividends		686,938
Variation margin on future contracts		4,293
Income from securities on loan	+	1,250
Total assets		919,603,442

Liabilities
Collateral held for securities on loan		275,875
Payables:
Fund shares redeemed		797,265
Investment adviser fees	+	28,943
Total liabilities		1,102,083
Net assets		$918,501,359

Net Assets by Source
Capital received from investors		$681,162,308
Total distributable earnings	+	237,339,051
Net assets		$918,501,359

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$918,501,359		57,225,133		$16.05

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,888)		$16,515,079
Dividends received from securities - affiliated issuers		48,548
Other Interest		8,930
Securities on loan, net	+	10,130
Total investment income		16,582,687

Expenses
Investment adviser fees		290,473
Total expenses	–	290,473
Net investment income		16,292,214

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(5,193)
Net realized losses on sales of securities - unaffiliated issuers		(973,441)
Net realized gains on sales of in-kind redemptions - affiliated issuers		98,991
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		27,504,105
Net realized gains on futures contracts	+	276,089
Net realized gains		26,900,551
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		963,209
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		44,511,527
Net change in unrealized appreciation (depreciation) on futures contracts	+	118,667
Net change in unrealized appreciation (depreciation)		45,593,403
Net realized and unrealized gains		72,493,954
Increase in net assets resulting from operations		$88,786,168
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$16,292,214	$15,189,021
Net realized gains		26,900,551	13,422,280
Net change in unrealized appreciation (depreciation)	+	45,593,403	149,883,961
Increase in net assets resulting from operations		$88,786,168	$178,495,262

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,519,678 )	($16,362,330 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,193,260	$288,359,476	18,091,140	$245,441,328
Shares reinvested		952,534	14,073,706	1,044,280	12,821,154
Shares redeemed	+	(14,363,437)	(214,985,249)	(18,668,732)	(250,261,407)
Net transactions in fund shares		5,782,357	$87,447,933	466,688	$8,001,075

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		51,442,776	$762,786,936	50,976,088	$592,652,929
Total increase	+	5,782,357	155,714,423	466,688	170,134,007
End of period		57,225,133	$918,501,359	51,442,776	$762,786,936

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$13.46	$10.10	$10.37	$12.89	$9.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.21	0.19	0.18	0.16	0.14
Net realized and unrealized gains (losses)	1.22	3.35	(0.29)	(2.31)	3.90
Total from investment operations	1.43	3.54	(0.11)	(2.15)	4.04
Less distributions:
Distributions from net investment income	(0.19)	(0.18)	(0.15)	(0.13)	(0.15)
Distributions from net realized gains	(0.16)	—	(0.01)	(0.24)	—
Total distributions	(0.35)	(0.18)	(0.16)	(0.37)	(0.15)
Net asset value at end of period	$14.54	$13.46	$10.10	$10.37	$12.89
Total return	10.68%	35.35%	(1.03%)	(17.15%)	45.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%[3]	0.04%
Net investment income (loss)	1.53%	1.57%	1.66%	1.41%	1.19%
Portfolio turnover rate	11%[4]	13%[4]	8%[4]	11%[4]	14%
Net assets, end of period (x 1,000,000)	$2,209	$1,630	$1,063	$903	$891

[1]	Per-Share Data has been retroactively adjusted to reflect a 5-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.9%
Aptiv PLC *	38,335	3,108,969
BorgWarner, Inc.	38,453	1,651,941
Ford Motor Co.	689,103	9,047,923
Gentex Corp.	39,936	936,499
Harley-Davidson, Inc.	19,349	522,036
Lear Corp.	9,462	990,198
Lucid Group, Inc. *(a)	22,147	393,109
QuantumScape Corp., Class A *	73,961	1,363,841
Rivian Automotive, Inc., Class A *	136,658	1,854,449
Thor Industries, Inc.	9,032	942,489
		20,811,454

Banks 2.4%
Bank OZK	18,950	852,561
BOK Financial Corp.	3,923	410,267
Citizens Financial Group, Inc.	76,879	3,910,835
Columbia Banking System, Inc.	52,358	1,403,194
Comerica, Inc.	22,576	1,727,064
Commerce Bancshares, Inc.	21,661	1,140,018
Cullen/Frost Bankers, Inc.	10,534	1,297,157
East West Bancorp, Inc.	24,088	2,447,341
Fifth Third Bancorp	117,619	4,895,303
First Citizens BancShares, Inc., Class A	1,679	3,063,873
First Hawaiian, Inc.	21,882	536,765
First Horizon Corp.	88,773	1,896,191
FNB Corp.	62,847	987,955
Huntington Bancshares, Inc.	273,522	4,223,180
KeyCorp	166,961	2,936,844
M&T Bank Corp.	27,653	5,084,557
Pinnacle Financial Partners, Inc.	13,423	1,143,774
Popular, Inc.	11,728	1,307,320
Prosperity Bancshares, Inc.	16,160	1,063,651
Regions Financial Corp.	158,573	3,837,467
Southstate Bank Corp.	17,742	1,572,828
Synovus Financial Corp.	24,411	1,089,707
TFS Financial Corp.	9,220	122,626
Webster Financial Corp.	29,575	1,686,958
Western Alliance Bancorp	18,988	1,468,722
Wintrust Financial Corp.	11,654	1,515,253
Zions Bancorp NA	25,622	1,335,162
		52,956,573

Capital Goods 13.6%
A.O. Smith Corp.	20,124	1,327,983
AAON, Inc.	11,883	1,169,168
Acuity, Inc.	5,449	1,989,157
Advanced Drainage Systems, Inc.	12,491	1,749,365
AECOM	23,359	3,138,282
AGCO Corp.	10,928	1,127,332
Air Lease Corp., Class A	18,357	1,172,278
Allegion PLC	15,166	2,514,068
Allison Transmission Holdings, Inc.	14,812	1,222,731
AMETEK, Inc.	40,666	8,219,005
API Group Corp. *	64,931	2,390,759
Applied Industrial Technologies, Inc.	6,739	1,732,530
Armstrong World Industries, Inc.	7,590	1,445,364
ATI, Inc. *	24,649	2,439,512
Axon Enterprise, Inc. *	13,167	9,641,272
Builders FirstSource, Inc. *	19,121	2,221,287
BWX Technologies, Inc.	16,101	3,439,335
Carlisle Cos., Inc.	7,556	2,456,078
SECURITY	NUMBER OF SHARES	VALUE ($)
Carpenter Technology Corp.	8,480	2,678,832
CNH Industrial NV	155,342	1,629,538
Comfort Systems USA, Inc.	6,143	5,931,558
Core & Main, Inc., Class A *	33,524	1,749,282
Crane Co.	8,683	1,649,770
Cummins, Inc.	24,293	10,632,560
Curtiss-Wright Corp.	6,627	3,947,903
Donaldson Co., Inc.	20,483	1,725,693
Dover Corp.	23,934	4,343,064
EMCOR Group, Inc.	7,810	5,277,842
Esab Corp.	10,036	1,172,406
Everus Construction Group, Inc. *	8,976	815,829
Fastenal Co.	202,632	8,338,307
Ferguson Enterprises, Inc.	34,187	8,495,469
Flowserve Corp.	22,925	1,564,631
Fortive Corp.	59,950	3,017,883
Fortune Brands Innovations, Inc.	21,325	1,083,310
FTAI Aviation Ltd.	17,982	3,109,088
Gates Industrial Corp. PLC *	44,729	987,616
Generac Holdings, Inc. *	10,297	1,730,102
Graco, Inc.	29,259	2,392,508
Hayward Holdings, Inc. *	34,714	589,097
HEICO Corp.	17,872	5,679,185
Hexcel Corp.	14,030	1,001,742
Howmet Aerospace, Inc.	70,782	14,577,553
Hubbell, Inc., Class B	9,455	4,443,850
Huntington Ingalls Industries, Inc.	6,874	2,213,565
IDEX Corp.	13,321	2,284,019
Ingersoll Rand, Inc.	71,268	5,439,886
ITT, Inc.	13,684	2,532,498
Karman Holdings, Inc. *	4,724	397,950
L3Harris Technologies, Inc.	32,966	9,530,471
Lennox International, Inc.	5,610	2,833,050
Leonardo DRS, Inc.	13,438	491,293
Lincoln Electric Holdings, Inc.	9,556	2,240,404
Loar Holdings, Inc. *	7,570	599,014
Masco Corp.	37,186	2,408,165
MasTec, Inc. *	10,961	2,237,798
Middleby Corp. *	8,876	1,102,665
MSC Industrial Direct Co., Inc., Class A	7,774	660,090
Mueller Industries, Inc.	19,128	2,025,081
Nordson Corp.	9,498	2,203,061
nVent Electric PLC	28,770	3,289,850
Oshkosh Corp.	11,289	1,391,821
Otis Worldwide Corp.	69,769	6,471,772
Owens Corning	14,964	1,905,067
Pentair PLC	28,870	3,070,325
Quanta Services, Inc.	25,996	11,675,583
QXO, Inc. *	107,662	1,902,388
RBC Bearings, Inc. *	5,462	2,340,631
Regal Rexnord Corp.	11,688	1,646,722
Rocket Lab Corp. *	73,026	4,599,177
Rockwell Automation, Inc.	19,975	7,357,991
Sensata Technologies Holding PLC	25,549	813,225
Simpson Manufacturing Co., Inc.	7,423	1,310,160
SiteOne Landscape Supply, Inc. *	7,818	1,014,542
Snap-on, Inc.	9,049	3,036,392
Spirit AeroSystems Holdings, Inc., Class A *	20,573	754,823
StandardAero, Inc. *	25,009	722,510
Stanley Black & Decker, Inc.	27,251	1,845,438
Textron, Inc.	31,400	2,537,434
Timken Co.	10,992	862,982
Toro Co.	17,369	1,297,985
Trex Co., Inc. *	18,870	911,798
United Rentals, Inc.	11,329	9,869,598
Valmont Industries, Inc.	3,512	1,451,966
Vertiv Holdings Co., Class A	67,155	12,951,513
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Watsco, Inc.	6,133	2,257,005
WESCO International, Inc.	8,452	2,193,548
Westinghouse Air Brake Technologies Corp.	29,941	6,121,138
WillScot Holdings Corp.	31,323	681,275
Woodward, Inc.	10,448	2,738,525
WW Grainger, Inc.	7,818	7,653,822
Xylem, Inc.	42,962	6,480,818
		300,316,958

Commercial & Professional Services 3.0%
Amentum Holdings, Inc. *	28,214	632,276
Booz Allen Hamilton Holding Corp., Class A	21,422	1,867,141
Broadridge Financial Solutions, Inc.	20,587	4,537,375
CACI International, Inc., Class A *	3,832	2,154,542
Clarivate PLC *	60,541	205,839
Clean Harbors, Inc. *	8,927	1,879,223
Concentrix Corp.	7,840	316,030
Dayforce, Inc. *	27,188	1,868,903
Equifax, Inc.	21,867	4,616,124
ExlService Holdings, Inc. *	27,846	1,088,779
FTI Consulting, Inc. *	5,570	919,106
Genpact Ltd.	28,335	1,080,980
Jacobs Solutions, Inc.	21,001	3,272,166
KBR, Inc.	22,707	972,768
Leidos Holdings, Inc.	22,532	4,291,670
ManpowerGroup, Inc.	8,177	250,707
MSA Safety, Inc.	6,529	1,025,249
Parsons Corp. *	9,306	773,701
Paychex, Inc.	56,960	6,666,029
Paycom Software, Inc.	9,050	1,693,164
Paylocity Holding Corp. *	7,856	1,109,817
RB Global, Inc.	32,700	3,244,494
Robert Half, Inc.	17,498	458,273
Rollins, Inc.	49,584	2,856,534
Science Applications International Corp.	8,262	774,232
SS&C Technologies Holdings, Inc.	37,333	3,170,318
Tetra Tech, Inc.	46,427	1,484,735
TransUnion	34,434	2,795,352
Veralto Corp.	42,126	4,156,994
Verisk Analytics, Inc., Class A	24,714	5,406,435
		65,568,956

Consumer Discretionary Distribution & Retail 3.5%
AutoNation, Inc. *	4,857	970,769
Bath & Body Works, Inc.	37,714	923,239
Best Buy Co., Inc.	34,156	2,805,574
Burlington Stores, Inc. *	11,100	3,036,849
CarMax, Inc. *	26,431	1,107,723
Carvana Co., Class A *	23,299	7,142,075
Chewy, Inc., Class A *	37,737	1,272,492
Coupang, Inc., Class A *	219,179	7,007,153
Dick's Sporting Goods, Inc.	11,191	2,478,247
Dillard's, Inc., Class A	519	311,441
eBay, Inc.	81,302	6,610,666
Etsy, Inc. *	17,289	1,071,918
Five Below, Inc. *	9,510	1,495,638
Floor & Decor Holdings, Inc., Class A *	18,810	1,175,249
GameStop Corp., Class A *	72,358	1,612,860
Gap, Inc.	40,382	922,729
Genuine Parts Co.	24,476	3,116,040
Lithia Motors, Inc., Class A	4,520	1,419,642
LKQ Corp.	45,162	1,443,377
Macy's, Inc.	47,411	924,040
Murphy USA, Inc.	3,167	1,134,419
SECURITY	NUMBER OF SHARES	VALUE ($)
Ollie's Bargain Outlet Holdings, Inc. *	10,763	1,300,278
Penske Automotive Group, Inc.	3,231	517,186
Pool Corp.	6,334	1,691,558
RH *	2,665	459,686
Ross Stores, Inc.	56,868	9,037,462
Tractor Supply Co.	93,890	5,080,388
Ulta Beauty, Inc. *	7,980	4,148,642
Valvoline, Inc. *	22,343	737,542
Wayfair, Inc., Class A *	16,821	1,741,142
Williams-Sonoma, Inc.	20,932	4,067,925
		76,763,949

Consumer Durables & Apparel 2.6%
Amer Sports, Inc. *	26,168	817,227
Birkenstock Holding PLC *	9,675	386,129
Brunswick Corp.	11,560	764,232
Columbia Sportswear Co.	4,634	229,985
Crocs, Inc. *	9,540	779,323
Deckers Outdoor Corp. *	26,126	2,129,269
DR Horton, Inc.	47,003	7,007,207
Garmin Ltd.	28,769	6,154,840
Hasbro, Inc.	23,322	1,779,702
Lennar Corp., Class A	41,120	5,089,422
Lululemon Athletica, Inc. *	18,577	3,168,122
Mattel, Inc. *	56,803	1,044,039
Mohawk Industries, Inc. *	9,043	1,027,646
Newell Brands, Inc.	74,522	253,375
NVR, Inc. *	494	3,562,145
On Holding AG, Class A *	39,001	1,448,887
PulteGroup, Inc.	34,742	4,164,524
PVH Corp.	8,394	657,502
Ralph Lauren Corp., Class A	6,689	2,138,206
SharkNinja, Inc. *	14,660	1,253,430
Somnigroup International, Inc.	35,692	2,831,803
Tapestry, Inc.	36,545	4,013,372
Toll Brothers, Inc.	17,214	2,323,029
TopBuild Corp. *	5,023	2,122,117
Under Armour, Inc., Class A *	63,970	294,902
VF Corp.	61,644	865,482
Whirlpool Corp.	9,445	676,545
YETI Holdings, Inc. *	14,676	498,837
		57,481,299

Consumer Services 4.2%
ADT, Inc.	89,505	791,224
Aramark	46,048	1,744,298
Boyd Gaming Corp.	9,950	774,807
Bright Horizons Family Solutions, Inc. *	10,042	1,096,888
Caesars Entertainment, Inc. *	36,605	735,761
Carnival Corp. *	190,871	5,502,811
Cava Group, Inc. *	17,612	946,293
Choice Hotels International, Inc.	4,733	439,980
Churchill Downs, Inc.	11,174	1,108,461
Darden Restaurants, Inc.	20,596	3,710,369
Domino's Pizza, Inc.	5,602	2,232,173
DraftKings, Inc., Class A *	84,882	2,596,540
Duolingo, Inc. *	6,623	1,792,449
Dutch Bros, Inc., Class A *	20,706	1,150,011
Expedia Group, Inc.	21,377	4,702,940
Flutter Entertainment PLC *	30,927	7,193,311
Grand Canyon Education, Inc. *	4,923	927,001
H&R Block, Inc.	23,364	1,162,125
Hilton Worldwide Holdings, Inc.	40,738	10,468,037
Hyatt Hotels Corp., Class A	7,116	977,810
Las Vegas Sands Corp.	54,941	3,260,748
Light & Wonder, Inc. *	14,559	1,058,439
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MGM Resorts International *	36,011	1,153,432
Norwegian Cruise Line Holdings Ltd. *	77,984	1,748,401
Penn Entertainment, Inc. *	26,103	429,655
Planet Fitness, Inc., Class A *	14,823	1,344,298
Restaurant Brands International, Inc.	57,031	3,746,366
Royal Caribbean Cruises Ltd.	44,723	12,827,898
Service Corp. International	24,551	2,050,254
Texas Roadhouse, Inc., Class A	11,666	1,908,324
Travel & Leisure Co.	10,767	675,952
Vail Resorts, Inc.	6,365	944,121
Viking Holdings Ltd. *	30,726	1,869,677
Wendy's Co.	28,031	239,385
Wingstop, Inc.	4,922	1,066,253
Wyndham Hotels & Resorts, Inc.	13,252	973,094
Wynn Resorts Ltd.	14,509	1,726,426
Yum! Brands, Inc.	49,204	6,800,485
		93,876,497

Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc., Class A	71,154	1,258,714
BJ's Wholesale Club Holdings, Inc. *	23,034	2,032,981
Casey's General Stores, Inc.	6,524	3,348,051
Dollar General Corp.	38,825	3,830,474
Dollar Tree, Inc. *	34,784	3,447,790
Kroger Co.	107,044	6,811,210
Maplebear, Inc. *	30,326	1,117,816
Performance Food Group Co. *	26,967	2,608,788
Sprouts Farmers Market, Inc. *	17,253	1,362,297
Sysco Corp.	85,657	6,362,602
U.S. Foods Holding Corp. *	40,543	2,944,233
		35,124,956

Energy 5.6%
Antero Midstream Corp.	59,035	1,018,354
Antero Resources Corp. *	51,297	1,585,590
APA Corp.	62,628	1,418,524
Baker Hughes Co., Class A	175,059	8,474,606
Cheniere Energy, Inc.	38,936	8,254,432
Chord Energy Corp.	10,122	918,268
Civitas Resources, Inc.	16,134	465,143
Coterra Energy, Inc.	133,157	3,150,495
Devon Energy Corp.	109,647	3,562,431
Diamondback Energy, Inc.	33,683	4,823,069
DT Midstream, Inc.	17,881	1,957,791
EQT Corp.	109,741	5,879,923
Expand Energy Corp.	38,835	4,012,044
Halliburton Co.	151,218	4,058,691
HF Sinclair Corp.	28,207	1,455,481
Kinder Morgan, Inc.	343,266	8,990,136
Marathon Petroleum Corp.	54,246	10,573,088
Matador Resources Co.	20,478	808,062
NOV, Inc.	65,673	958,826
Occidental Petroleum Corp.	124,558	5,131,790
ONEOK, Inc.	110,307	7,390,569
Ovintiv, Inc.	45,227	1,696,465
Permian Resources Corp., Class A	118,877	1,493,095
Phillips 66	71,958	9,796,362
Range Resources Corp.	41,672	1,481,440
Targa Resources Corp.	37,923	5,841,659
TechnipFMC PLC	71,770	2,967,689
Texas Pacific Land Corp.	3,396	3,203,718
Valero Energy Corp.	55,099	9,342,586
Viper Energy, Inc., Class A	29,773	1,118,274
Weatherford International PLC	12,527	923,115
		122,751,716

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 6.1%
Agree Realty Corp.	19,150	1,398,142
Alexandria Real Estate Equities, Inc.	30,228	1,759,874
American Homes 4 Rent, Class A	60,218	1,902,889
Americold Realty Trust, Inc.	50,112	645,944
AvalonBay Communities, Inc.	25,122	4,369,218
Brixmor Property Group, Inc.	53,764	1,406,466
BXP, Inc.	27,913	1,987,127
Camden Property Trust	18,945	1,884,649
Cousins Properties, Inc.	29,322	760,320
Crown Castle, Inc.	76,585	6,909,499
CubeSmart	39,939	1,504,502
Digital Realty Trust, Inc.	59,540	10,146,211
EastGroup Properties, Inc.	9,367	1,634,823
EPR Properties	13,135	643,878
Equity LifeStyle Properties, Inc.	33,860	2,067,153
Equity Residential	66,926	3,978,081
Essex Property Trust, Inc.	11,256	2,833,923
Extra Space Storage, Inc.	37,203	4,968,089
Federal Realty Investment Trust	15,021	1,444,870
First Industrial Realty Trust, Inc.	22,560	1,247,117
Gaming & Leisure Properties, Inc.	47,850	2,136,981
Healthcare Realty Trust, Inc., Class A	58,023	1,028,168
Healthpeak Properties, Inc.	122,162	2,192,808
Highwoods Properties, Inc.	18,873	540,334
Host Hotels & Resorts, Inc.	120,852	1,936,049
Invitation Homes, Inc.	108,017	3,040,679
Iron Mountain, Inc.	51,812	5,334,045
Kilroy Realty Corp.	20,681	873,772
Kimco Realty Corp.	118,132	2,440,607
Lamar Advertising Co., Class A	15,452	1,832,453
Lineage, Inc.	12,348	486,511
Medical Properties Trust, Inc.	87,604	452,913
Mid-America Apartment Communities, Inc.	20,558	2,636,152
Millrose Properties, Inc., Class A	21,164	681,692
National Storage Affiliates Trust	12,417	361,211
NNN REIT, Inc.	33,057	1,337,486
Omega Healthcare Investors, Inc.	50,609	2,127,096
Park Hotels & Resorts, Inc.	34,609	356,127
Rayonier, Inc.	27,259	601,606
Realty Income Corp.	159,650	9,256,507
Regency Centers Corp.	31,835	2,195,023
Rexford Industrial Realty, Inc.	41,909	1,731,680
SBA Communications Corp., Class A	18,936	3,625,865
Simon Property Group, Inc.	57,190	10,051,714
STAG Industrial, Inc.	32,886	1,258,547
Sun Communities, Inc.	22,324	2,826,218
UDR, Inc.	58,222	1,961,499
Ventas, Inc.	79,998	5,903,052
VICI Properties, Inc., Class A	186,488	5,592,775
Vornado Realty Trust	31,016	1,176,747
Weyerhaeuser Co.	127,941	2,942,643
WP Carey, Inc.	38,320	2,529,120
		134,940,855

Financial Services 8.7%
Affiliated Managers Group, Inc.	4,884	1,162,197
Affirm Holdings, Inc. *	47,320	3,401,362
AGNC Investment Corp.	183,416	1,834,160
Ally Financial, Inc.	48,640	1,895,501
Ameriprise Financial, Inc.	16,865	7,635,966
Annaly Capital Management, Inc.	113,230	2,397,079
ARES Management Corp., Class A	33,237	4,942,674
Bank of New York Mellon Corp.	124,558	13,443,545
Block, Inc. *	96,126	7,299,808
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Blue Owl Capital, Inc., Class A	107,572	1,696,410
Carlyle Group, Inc.	46,214	2,464,130
Cboe Global Markets, Inc.	18,511	4,547,042
Coinbase Global, Inc., Class A *	37,094	12,752,175
Corebridge Financial, Inc.	47,701	1,553,145
Corpay, Inc. *	11,988	3,121,076
Credit Acceptance Corp. *	798	356,977
Equitable Holdings, Inc.	53,148	2,625,511
Euronet Worldwide, Inc. *	7,465	566,295
Evercore, Inc., Class A	6,496	1,913,462
FactSet Research Systems, Inc.	6,694	1,785,959
Fidelity National Information Services, Inc.	92,969	5,812,422
Franklin Resources, Inc.	54,036	1,221,754
Freedom Holding Corp. *(a)	3,114	478,497
Global Payments, Inc.	43,046	3,347,257
Hamilton Lane, Inc., Class A	7,087	807,635
Houlihan Lokey, Inc., Class A	9,537	1,707,886
Invesco Ltd.	64,266	1,523,104
Jack Henry & Associates, Inc.	12,796	1,905,836
Janus Henderson Group PLC	21,950	956,142
Jefferies Financial Group, Inc.	27,085	1,430,901
Lazard, Inc.	16,153	788,266
LPL Financial Holdings, Inc.	14,076	5,311,016
MarketAxess Holdings, Inc.	6,429	1,029,026
MGIC Investment Corp.	41,139	1,128,031
Morningstar, Inc.	4,067	863,424
MSCI, Inc., Class A	13,275	7,813,001
Nasdaq, Inc.	72,808	6,224,356
Northern Trust Corp.	33,588	4,321,768
OneMain Holdings, Inc.	20,963	1,240,800
Raymond James Financial, Inc.	32,291	5,123,613
Rithm Capital Corp.	93,442	1,025,059
Robinhood Markets, Inc., Class A *	130,640	19,175,339
Rocket Cos., Inc., Class A	166,015	2,765,810
SEI Investments Co.	18,364	1,480,322
Shift4 Payments, Inc., Class A *	11,454	791,471
SLM Corp.	36,989	993,155
SoFi Technologies, Inc. *	199,989	5,935,674
Starwood Property Trust, Inc.	61,183	1,112,307
State Street Corp.	49,982	5,780,918
Stifel Financial Corp.	17,608	2,085,315
Synchrony Financial	65,682	4,885,427
T. Rowe Price Group, Inc.	38,660	3,963,810
Toast, Inc., Class A *	79,761	2,882,563
TPG, Inc.	23,278	1,281,221
Tradeweb Markets, Inc., Class A	20,552	2,165,975
UWM Holdings Corp.	27,694	155,917
Virtu Financial, Inc., Class A	14,130	492,289
Voya Financial, Inc.	16,906	1,258,821
Western Union Co.	57,192	533,601
WEX, Inc. *	6,018	877,906
XP, Inc., Class A	71,830	1,308,743
		191,380,852

Food, Beverage & Tobacco 2.3%
Archer-Daniels-Midland Co.	84,417	5,109,761
Boston Beer Co., Inc., Class A *	1,397	289,165
Brown-Forman Corp., Class B	33,660	916,562
Bunge Global SA	23,739	2,245,709
Campbell's Co.	34,251	1,031,983
Celsius Holdings, Inc. *	28,988	1,745,947
Coca-Cola Consolidated, Inc.	9,137	1,191,282
Conagra Brands, Inc.	84,013	1,444,183
Constellation Brands, Inc., Class A	25,484	3,348,088
Darling Ingredients, Inc. *	27,468	880,349
Flowers Foods, Inc.	33,042	394,191
SECURITY	NUMBER OF SHARES	VALUE ($)
Freshpet, Inc. *	8,333	410,067
General Mills, Inc.	96,745	4,509,284
Hershey Co.	25,738	4,365,937
Hormel Foods Corp.	50,859	1,098,046
Ingredion, Inc.	11,297	1,303,787
J.M. Smucker Co.	18,270	1,891,859
Kellanova	49,100	4,078,246
Kraft Heinz Co.	150,520	3,722,360
Lamb Weston Holdings, Inc.	23,812	1,469,915
McCormick & Co., Inc. - Non Voting Shares	44,710	2,868,594
Molson Coors Beverage Co., Class B	29,684	1,297,784
Pilgrim's Pride Corp.	7,354	280,187
Post Holdings, Inc. *	8,781	912,609
Primo Brands Corp.	45,417	997,812
Seaboard Corp.	45	151,649
Smithfield Foods, Inc.	7,784	172,493
Tyson Foods, Inc., Class A	49,309	2,534,976
		50,662,825

Health Care Equipment & Services 5.0%
Acadia Healthcare Co., Inc. *	15,916	342,194
Align Technology, Inc. *	12,099	1,668,210
Baxter International, Inc.	90,279	1,667,453
Cardinal Health, Inc.	42,125	8,036,186
Cencora, Inc.	32,321	10,918,357
Centene Corp. *	86,493	3,059,257
Certara, Inc. *	21,601	251,220
Chemed Corp.	2,534	1,092,914
Cooper Cos., Inc. *	35,221	2,462,300
DaVita, Inc. *	6,630	789,103
Dentsply Sirona, Inc.	34,812	438,979
Dexcom, Inc. *	69,069	4,021,197
Doximity, Inc., Class A *	23,572	1,555,752
Encompass Health Corp.	17,555	1,998,637
Envista Holdings Corp. *	29,836	607,163
GE HealthCare Technologies, Inc.	80,811	6,056,784
Globus Medical, Inc., Class A *	19,766	1,193,669
Henry Schein, Inc. *	19,027	1,202,506
Hologic, Inc. *	39,408	2,912,645
Humana, Inc.	21,313	5,929,063
IDEXX Laboratories, Inc. *	14,245	8,967,370
Inspire Medical Systems, Inc. *	5,049	363,932
Insulet Corp. *	12,377	3,874,125
Labcorp Holdings, Inc.	14,767	3,750,227
Masimo Corp. *	7,946	1,117,605
Molina Healthcare, Inc. *	9,492	1,452,846
Penumbra, Inc. *	6,621	1,505,417
Quest Diagnostics, Inc.	19,657	3,458,649
ResMed, Inc.	25,773	6,362,838
Solventum Corp. *	26,043	1,798,009
STERIS PLC	17,351	4,089,631
Teleflex, Inc.	7,825	973,978
Tenet Healthcare Corp. *	15,377	3,175,197
Universal Health Services, Inc., Class B	9,577	2,078,305
Veeva Systems, Inc., Class A *	26,056	7,587,507
Zimmer Biomet Holdings, Inc.	34,933	3,512,862
		110,272,087

Household & Personal Products 0.8%
BellRing Brands, Inc. *	22,267	670,905
Church & Dwight Co., Inc.	43,421	3,807,587
Clorox Co.	21,719	2,442,519
Coty, Inc., Class A *	61,774	245,243
elf Beauty, Inc. *	9,629	1,176,086
Estee Lauder Cos., Inc., Class A	41,307	3,993,974
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kenvue, Inc.	335,651	4,823,305
Reynolds Consumer Products, Inc.	9,794	239,365
		17,398,984

Insurance 3.9%
Allstate Corp.	46,580	8,921,002
American Financial Group, Inc.	11,669	1,536,574
Arch Capital Group Ltd.	64,432	5,561,126
Assurant, Inc.	8,937	1,892,142
Assured Guaranty Ltd.	8,062	649,636
Axis Capital Holdings Ltd.	13,335	1,248,956
Brighthouse Financial, Inc. *	9,999	570,643
Brown & Brown, Inc.	49,296	3,930,863
Cincinnati Financial Corp.	27,220	4,207,940
CNA Financial Corp.	3,819	170,136
Everest Group Ltd.	7,424	2,334,996
Fidelity National Financial, Inc.	45,957	2,538,665
First American Financial Corp.	17,189	1,074,484
Globe Life, Inc.	14,612	1,921,624
Hanover Insurance Group, Inc.	6,320	1,079,962
Hartford Insurance Group, Inc.	49,597	6,158,955
Kemper Corp.	10,684	480,673
Kinsale Capital Group, Inc.	3,916	1,564,325
Lincoln National Corp.	29,971	1,258,782
Loews Corp.	30,164	3,003,128
Markel Group, Inc. *	2,199	4,341,991
Old Republic International Corp.	40,310	1,590,633
Primerica, Inc.	5,820	1,512,443
Principal Financial Group, Inc.	39,193	3,293,780
Prudential Financial, Inc.	62,612	6,511,648
Reinsurance Group of America, Inc.	11,623	2,120,733
RenaissanceRe Holdings Ltd.	8,145	2,069,563
RLI Corp.	14,518	855,981
Ryan Specialty Holdings, Inc., Class A	18,609	1,019,773
Unum Group	29,791	2,187,255
W.R. Berkley Corp.	51,220	3,654,035
White Mountains Insurance Group Ltd.	441	839,911
Willis Towers Watson PLC	17,273	5,408,176
		85,510,534

Materials 4.8%
Albemarle Corp.	20,751	2,038,371
Alcoa Corp.	45,589	1,677,219
Amcor PLC	406,725	3,213,127
Anglogold Ashanti PLC	88,934	6,047,512
AptarGroup, Inc.	11,551	1,340,032
Ashland, Inc.	7,979	390,173
Avery Dennison Corp.	13,709	2,397,567
Axalta Coating Systems Ltd. *	38,520	1,096,664
Ball Corp.	48,898	2,298,206
Celanese Corp., Class A	19,570	752,271
CF Industries Holdings, Inc.	28,411	2,366,352
Cleveland-Cliffs, Inc. *	91,500	1,137,345
Corteva, Inc.	120,759	7,419,433
Crown Holdings, Inc.	20,406	1,983,055
Dow, Inc.	124,964	2,980,391
DuPont de Nemours, Inc.	73,910	6,034,751
Eagle Materials, Inc.	5,665	1,202,793
Eastman Chemical Co.	20,169	1,200,459
Element Solutions, Inc.	39,850	1,064,792
FMC Corp.	21,842	331,343
Graphic Packaging Holding Co.	51,905	829,961
Huntsman Corp.	29,408	243,498
International Flavors & Fragrances, Inc.	45,254	2,849,644
International Paper Co.	92,600	3,578,064
James Hardie Industries PLC, ADR *	25,926	542,631
SECURITY	NUMBER OF SHARES	VALUE ($)
Louisiana-Pacific Corp.	11,150	971,277
LyondellBasell Industries NV, Class A	45,171	2,096,838
Martin Marietta Materials, Inc.	10,587	6,490,890
Mosaic Co.	55,670	1,528,142
MP Materials Corp. *	23,061	1,454,918
NewMarket Corp.	1,041	799,384
Nucor Corp.	40,561	6,086,178
Olin Corp.	20,448	423,274
Packaging Corp. of America	15,585	3,050,920
PPG Industries, Inc.	40,163	3,925,933
Reliance, Inc.	9,332	2,635,637
Royal Gold, Inc.	14,442	2,524,317
RPM International, Inc.	22,403	2,448,200
Scotts Miracle-Gro Co.	7,648	409,321
Sealed Air Corp.	25,612	858,258
Silgan Holdings, Inc.	15,589	602,047
Smurfit WestRock PLC	91,961	3,395,200
Sonoco Products Co.	17,342	703,565
Steel Dynamics, Inc.	24,770	3,883,936
Vulcan Materials Co.	23,338	6,756,351
Westlake Corp.	5,864	403,502
		106,463,742

Media & Entertainment 3.9%
Charter Communications, Inc., Class A *	15,576	3,642,292
DoubleVerify Holdings, Inc. *	24,095	274,201
Electronic Arts, Inc.	44,389	8,880,463
Fox Corp., Class A	60,906	3,937,573
IAC, Inc. *	11,738	378,198
Interpublic Group of Cos., Inc.	65,212	1,673,340
Liberty Broadband Corp., Class C *	22,748	1,224,297
Liberty Media Corp.-Liberty Formula One, Class C *	40,742	4,068,089
Liberty Media Corp.-Liberty Live, Class C *	11,461	1,036,189
Live Nation Entertainment, Inc. *	27,964	4,181,457
Madison Square Garden Sports Corp. *	2,853	611,655
Match Group, Inc.	43,176	1,396,312
New York Times Co., Class A	28,244	1,609,626
News Corp., Class A	92,300	2,445,950
Nexstar Media Group, Inc., Class A	4,994	977,476
NIQ Global Intelligence PLC *	8,271	102,560
Omnicom Group, Inc.	34,161	2,562,758
Pinterest, Inc., Class A *	104,203	3,449,119
Reddit, Inc., Class A *	20,599	4,304,161
ROBLOX Corp., Class A *	107,841	12,263,678
Roku, Inc. *	22,714	2,410,637
Sirius XM Holdings, Inc.	33,435	725,205
Take-Two Interactive Software, Inc. *	32,156	8,243,834
TKO Group Holdings, Inc.	12,114	2,282,278
Trade Desk, Inc., Class A *	78,861	3,965,131
Trump Media & Technology Group Corp. *	28,444	435,904
Warner Bros Discovery, Inc. *	411,127	9,229,801
ZoomInfo Technologies, Inc., Class A *	52,537	589,465
		86,901,649

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Agilent Technologies, Inc.	50,298	7,361,615
Alnylam Pharmaceuticals, Inc. *	22,032	10,047,473
Apellis Pharmaceuticals, Inc. *	18,913	406,062
Avantor, Inc. *	116,580	1,377,976
Biogen, Inc. *	25,754	3,973,070
BioMarin Pharmaceutical, Inc. *	33,533	1,796,363
Bio-Rad Laboratories, Inc., Class A *	3,314	1,058,989
Bio-Techne Corp.	27,670	1,731,312
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bruker Corp.	18,300	712,602
Caris Life Sciences, Inc. *	3,903	117,402
Charles River Laboratories International, Inc. *	8,626	1,553,284
Corcept Therapeutics, Inc. *	16,520	1,213,724
Elanco Animal Health, Inc. *	86,787	1,922,332
Exact Sciences Corp. *	32,908	2,128,819
Exelixis, Inc. *	46,460	1,796,608
Halozyme Therapeutics, Inc. *	21,643	1,410,907
Illumina, Inc. *	27,952	3,453,190
Incyte Corp. *	27,882	2,606,409
Insmed, Inc. *	32,898	6,237,461
Ionis Pharmaceuticals, Inc. *	27,387	2,034,854
IQVIA Holdings, Inc. *	29,822	6,455,270
Jazz Pharmaceuticals PLC *	10,243	1,409,847
Medpace Holdings, Inc. *	3,934	2,301,036
Mettler-Toledo International, Inc. *	3,674	5,203,449
Moderna, Inc. *	62,565	1,699,265
Natera, Inc. *	22,941	4,563,653
Neurocrine Biosciences, Inc. *	17,067	2,444,165
Organon & Co.	45,494	307,084
Perrigo Co. PLC	24,079	499,398
Qiagen NV	37,702	1,766,339
Repligen Corp. *	9,275	1,382,531
Revolution Medicines, Inc. *	30,653	1,803,623
Revvity, Inc.	20,780	1,944,800
Roivant Sciences Ltd. *	68,826	1,375,832
Royalty Pharma PLC, Class A	66,822	2,508,498
Sarepta Therapeutics, Inc. *	16,154	387,858
Sotera Health Co. *	30,658	508,923
Summit Therapeutics, Inc. *(a)	20,491	387,485
Tempus AI, Inc. *	14,487	1,301,657
Ultragenyx Pharmaceutical, Inc. *	15,730	544,258
United Therapeutics Corp. *	7,837	3,490,835
Viatris, Inc.	206,872	2,143,194
Viking Therapeutics, Inc. *	19,317	735,591
Waters Corp. *	10,506	3,672,898
West Pharmaceutical Services, Inc.	12,630	3,562,544
		105,340,485

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	52,486	8,000,441
CoStar Group, Inc. *	73,740	5,074,050
Howard Hughes Holdings, Inc. *	5,504	436,357
Jones Lang LaSalle, Inc. *	8,313	2,536,213
Zillow Group, Inc., Class C *	37,242	2,792,405
		18,839,466

Semiconductors & Semiconductor Equipment 2.2%
Allegro MicroSystems, Inc. *	21,798	652,196
Amkor Technology, Inc.	20,275	654,477
Astera Labs, Inc. *	22,236	4,151,017
Cirrus Logic, Inc. *	9,005	1,194,513
Enphase Energy, Inc. *	22,381	682,844
Entegris, Inc.	26,416	2,418,913
First Solar, Inc. *	17,936	4,787,836
GLOBALFOUNDRIES, Inc. *	18,214	648,418
Lattice Semiconductor Corp. *	23,984	1,749,873
MACOM Technology Solutions Holdings, Inc. *	11,177	1,655,649
Microchip Technology, Inc.	93,191	5,816,982
MKS, Inc.	11,871	1,705,982
Monolithic Power Systems, Inc.	8,170	8,210,850
ON Semiconductor Corp. *	74,328	3,722,346
Onto Innovation, Inc. *	8,596	1,160,116
Qorvo, Inc. *	14,972	1,421,142
SECURITY	NUMBER OF SHARES	VALUE ($)
Skyworks Solutions, Inc.	26,408	2,052,430
Teradyne, Inc.	28,420	5,165,619
Universal Display Corp.	7,752	1,141,715
		48,992,918

Software & Services 5.7%
Akamai Technologies, Inc. *	25,299	1,899,955
Amdocs Ltd.	19,482	1,641,553
Appfolio, Inc., Class A *	3,892	990,242
Aurora Innovation, Inc. *	185,214	970,521
Bentley Systems, Inc., Class B	27,805	1,413,328
Bill Holdings, Inc. *	16,414	815,119
CCC Intelligent Solutions Holdings, Inc. *	96,159	838,506
Circle Internet Group, Inc. *(a)	8,337	1,058,632
Cloudflare, Inc., Class A *	54,472	13,797,758
Cognizant Technology Solutions Corp., Class A	87,179	6,353,605
Confluent, Inc., Class A *	49,029	1,145,808
Datadog, Inc., Class A *	54,455	8,865,819
Docusign, Inc., Class A *	35,397	2,588,937
Dolby Laboratories, Inc., Class A	10,660	706,971
Dropbox, Inc., Class A *	32,878	953,462
DXC Technology Co. *	31,649	449,416
Dynatrace, Inc. *	51,748	2,616,896
Elastic NV *	16,053	1,432,249
EPAM Systems, Inc. *	9,675	1,582,249
Fair Isaac Corp. *	4,137	6,865,476
Gartner, Inc. *	13,224	3,284,048
Gen Digital, Inc.	96,823	2,552,254
Gitlab, Inc., Class A *	23,487	1,144,991
Globant SA *	7,698	474,043
GoDaddy, Inc., Class A *	24,259	3,229,601
Guidewire Software, Inc. *	14,770	3,450,863
HubSpot, Inc. *	8,986	4,420,393
Informatica, Inc., Class A *	18,785	467,183
Kyndryl Holdings, Inc. *	40,682	1,176,523
Manhattan Associates, Inc. *	10,565	1,923,570
MongoDB, Inc., Class A *	13,933	5,013,372
nCino, Inc. *	18,606	496,408
Nutanix, Inc., Class A *	45,030	3,207,937
Okta, Inc. *	29,116	2,664,987
Pegasystems, Inc.	15,267	971,745
Procore Technologies, Inc. *	20,234	1,493,674
PTC, Inc. *	21,071	4,183,436
RingCentral, Inc., Class A *	14,071	423,819
Rubrik, Inc., Class A *	20,531	1,545,368
SailPoint, Inc. *	10,748	233,017
Samsara, Inc., Class A *	47,405	1,904,259
SentinelOne, Inc., Class A *	51,629	921,578
Teradata Corp. *	16,659	347,340
Twilio, Inc., Class A *	24,979	3,369,168
Tyler Technologies, Inc. *	7,587	3,613,385
UiPath, Inc., Class A *	71,227	1,129,660
Unity Software, Inc. *	55,816	2,115,426
VeriSign, Inc.	14,861	3,563,668
Zoom Communications, Inc. *	46,323	4,040,755
Zscaler, Inc. *	17,243	5,709,847
		126,058,820

Technology Hardware & Equipment 4.6%
Arrow Electronics, Inc. *	9,113	1,016,555
Avnet, Inc.	14,631	708,872
CDW Corp.	23,205	3,698,181
Ciena Corp. *	24,923	4,733,376
Cognex Corp.	29,705	1,229,490
Coherent Corp. *	27,077	3,573,081
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	137,817	12,276,738
Crane NXT Co.	8,634	546,101
F5, Inc. *	10,160	2,570,988
Flex Ltd. *	65,988	4,125,570
Hewlett Packard Enterprise Co.	231,575	5,655,062
HP, Inc.	166,631	4,610,680
Ingram Micro Holding Corp.	3,481	79,924
IPG Photonics Corp. *	4,415	375,805
Jabil, Inc.	18,596	4,107,670
Keysight Technologies, Inc. *	30,390	5,560,154
Littelfuse, Inc.	4,334	1,054,506
Lumentum Holdings, Inc. *	12,127	2,444,318
NetApp, Inc.	35,309	4,158,694
Pure Storage, Inc., Class A *	54,854	5,414,090
Ralliant Corp.	19,899	873,964
Sandisk Corp. *	23,798	4,743,655
Super Micro Computer, Inc. *	90,722	4,713,915
TD SYNNEX Corp.	13,626	2,132,333
Teledyne Technologies, Inc. *	8,214	4,327,299
Trimble, Inc. *	42,035	3,352,291
Ubiquiti, Inc.	736	579,364
Vontier Corp.	25,833	994,571
Western Digital Corp.	61,097	9,177,380
Zebra Technologies Corp., Class A *	8,958	2,411,942
		101,246,569

Telecommunication Services 0.3%
AST SpaceMobile, Inc. *	33,917	2,721,839
Frontier Communications Parent, Inc. *	43,107	1,627,720
GCI Liberty, Inc. *(b)	6,049	0
GCI Liberty, Inc., Class C *	4,414	161,663
Iridium Communications, Inc.	16,428	314,596
Liberty Global Ltd., Class C *	53,816	600,049
Millicom International Cellular SA	18,053	850,477
		6,276,344

Transportation 1.9%
Alaska Air Group, Inc. *	20,386	850,708
American Airlines Group, Inc. *	115,292	1,513,784
Avis Budget Group, Inc. *	2,961	402,903
CH Robinson Worldwide, Inc.	20,762	3,197,140
Delta Air Lines, Inc.	115,124	6,605,815
Expeditors International of Washington, Inc.	24,216	2,951,930
GXO Logistics, Inc. *	19,873	1,117,061
JB Hunt Transport Services, Inc.	13,732	2,318,786
Kirby Corp. *	9,808	1,014,932
Knight-Swift Transportation Holdings, Inc.	27,737	1,251,493
Landstar System, Inc.	6,107	784,322
Lyft, Inc., Class A *	70,389	1,440,159
Old Dominion Freight Line, Inc.	32,925	4,623,328
Ryder System, Inc.	6,994	1,183,595
Saia, Inc. *	4,711	1,377,968
Schneider National, Inc., Class B	9,342	199,639
Southwest Airlines Co.	83,266	2,522,960
U-Haul Holding Co., Non Voting Shares	19,391	940,270
United Airlines Holdings, Inc. *	57,475	5,404,949
XPO, Inc. *	20,260	2,914,806
		42,616,548

Utilities 6.2%
AES Corp.	125,592	1,741,961
Alliant Energy Corp.	45,267	3,024,741
Ameren Corp.	47,667	4,862,987
SECURITY	NUMBER OF SHARES	VALUE ($)
American Water Works Co., Inc.	34,404	4,418,506
Atmos Energy Corp.	27,954	4,800,261
Brookfield Renewable Corp.	23,746	1,027,252
CenterPoint Energy, Inc.	115,120	4,402,189
Clearway Energy, Inc., Class C	20,215	645,465
CMS Energy Corp.	52,435	3,856,594
Consolidated Edison, Inc.	63,639	6,199,075
DTE Energy Co.	36,597	4,960,357
Edison International	67,203	3,721,702
Entergy Corp.	78,818	7,573,622
Essential Utilities, Inc.	49,424	1,929,019
Evergy, Inc.	40,565	3,115,798
Eversource Energy	64,901	4,790,343
Exelon Corp.	178,425	8,228,961
FirstEnergy Corp.	96,949	4,443,173
IDACORP, Inc.	9,490	1,224,400
MDU Resources Group, Inc.	35,940	689,329
National Fuel Gas Co.	15,829	1,249,066
NiSource, Inc.	82,978	3,494,204
NRG Energy, Inc.	33,595	5,773,637
OGE Energy Corp.	35,441	1,564,366
PG&E Corp.	387,077	6,177,749
Pinnacle West Capital Corp.	20,997	1,858,654
PPL Corp.	130,738	4,774,552
Public Service Enterprise Group, Inc.	88,146	7,101,042
Talen Energy Corp. *	8,002	3,199,039
UGI Corp.	37,808	1,263,921
Vistra Corp.	59,718	11,244,899
WEC Energy Group, Inc.	56,387	6,300,119
Xcel Energy, Inc.	104,470	8,479,830
		138,136,813
Total Common Stocks (Cost $1,708,773,346)		2,196,691,849

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell Mid-Cap ETF	40,000	3,830,400
Total Investment Companies (Cost $3,279,802)		3,830,400

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)	6,957,517	6,957,517
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	2,190,653	2,190,653
		9,148,170
Total Short-Term Investments (Cost $9,148,170)		9,148,170
Total Investments in Securities (Cost $1,721,201,318)		2,209,670,419

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	26	8,470,020	(57,389)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,145,568.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,190,415,505	$—	$—	$2,190,415,505
Telecommunication Services	6,276,344	—	0 *	6,276,344
Investment Companies[1]	3,830,400	—	—	3,830,400
Short-Term Investments[1]	9,148,170	—	—	9,148,170
Liabilities
Futures Contracts[2]	(57,389)	—	—	(57,389)
Total	$2,209,613,030	$—	$0	$2,209,613,030

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,721,201,318) including securities on loan of $2,145,568		$2,209,670,419
Deposit with broker for futures contracts		573,239
Receivables:
Fund shares sold		1,348,721
Dividends		853,261
Variation margin on future contracts		48,196
Income from securities on loan	+	9,733
Total assets		2,212,503,569

Liabilities
Collateral held for securities on loan		2,190,653
Payables:
Fund shares redeemed		1,052,678
Investment adviser fees	+	79,913
Total liabilities		3,323,244
Net assets		$2,209,180,325

Net Assets by Source
Capital received from investors		$1,741,268,950
Total distributable earnings	+	467,911,375
Net assets		$2,209,180,325

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,209,180,325		151,891,079		$14.54

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $26,992)		$30,091,423
Other Interest		20,586
Securities on loan, net	+	75,424
Total investment income		30,187,433

Expenses
Investment adviser fees		773,313
Total expenses	–	773,313
Net investment income		29,414,120

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(1,205,307)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		50,439,502
Net realized losses on futures contracts	+	(515,942)
Net realized gains		48,718,253
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		136,409,478
Net change in unrealized appreciation (depreciation) on futures contracts	+	6,867
Net change in unrealized appreciation (depreciation)		136,416,345
Net realized and unrealized gains		185,134,598
Increase in net assets resulting from operations		$214,548,718
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$29,414,120	$22,005,304
Net realized gains		48,718,253	46,616,523
Net change in unrealized appreciation (depreciation)	+	136,416,345	321,578,034
Increase in net assets resulting from operations		$214,548,718	$390,199,861

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($42,219,991 )	($18,556,015 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		59,639,511	$803,970,178	38,365,300	$472,023,059
Shares reinvested		2,520,303	34,971,734	1,371,755	15,325,220
Shares redeemed	+	(31,324,210)	(432,074,513)	(23,863,800)	(291,842,392)
Net transactions in fund shares		30,835,604	$406,867,399	15,873,255	$195,505,887

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,055,475	$1,629,984,199	105,182,220	$1,062,834,466
Total increase	+	30,835,604	579,196,126	15,873,255	567,149,733
End of period		151,891,079	$2,209,180,325	121,055,475	$1,629,984,199

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 5-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$24.10	$20.39	$18.17	$24.45	$18.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.74	0.67	0.63	0.65	0.64
Net realized and unrealized gains (losses)	4.67	3.79	2.13	(6.14)	5.66
Total from investment operations	5.41	4.46	2.76	(5.49)	6.30
Less distributions:
Distributions from net investment income	(0.74)	(0.75)	(0.54)	(0.79)	(0.41)
Net asset value at end of period	$28.77	$24.10	$20.39	$18.17	$24.45
Total return	23.33%	22.21%	15.30%	(23.12%)	34.24%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Net investment income (loss)	2.87%	2.84%	2.99%	3.12%	2.76%
Portfolio turnover rate	10%	7%	13%	5%	3%
Net assets, end of period (x 1,000,000)	$12,402	$9,873	$7,952	$7,127	$8,781

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 6.6%
ANZ Group Holdings Ltd.	1,847,915	44,260,707
APA Group	843,830	5,067,986
Aristocrat Leisure Ltd.	347,112	14,361,803
ASX Ltd.	120,952	4,462,753
BHP Group Ltd.	3,154,940	89,941,648
BlueScope Steel Ltd.	282,055	4,219,865
Brambles Ltd.	852,531	13,853,259
CAR Group Ltd.	231,564	5,406,886
Cochlear Ltd.	40,215	7,549,955
Coles Group Ltd.	828,988	11,956,123
Commonwealth Bank of Australia	1,036,553	116,306,422
Computershare Ltd.	323,033	7,717,116
CSL Ltd.	301,280	35,110,057
Evolution Mining Ltd.	1,242,762	8,794,485
Fortescue Ltd.	1,050,641	14,611,504
Goodman Group	1,265,154	27,287,062
Insurance Australia Group Ltd.	1,493,063	7,675,595
James Hardie Industries PLC, CDI *	368,264	7,755,910
Lottery Corp. Ltd.	1,408,948	5,068,009
Macquarie Group Ltd.	226,088	32,247,963
Medibank Pvt Ltd.	1,717,511	5,481,418
National Australia Bank Ltd.	1,909,321	54,434,845
Northern Star Resources Ltd.	846,595	13,651,203
Origin Energy Ltd.	1,079,511	8,651,006
Pro Medicus Ltd.	36,624	6,288,520
Qantas Airways Ltd.	454,167	3,025,724
QBE Insurance Group Ltd.	928,615	12,048,384
REA Group Ltd.	32,542	4,534,303
Rio Tinto Ltd.	234,560	20,365,966
Santos Ltd.	2,050,212	8,467,652
Scentre Group	3,188,055	8,492,449
SGH Ltd.	123,121	3,901,139
Sigma Healthcare Ltd.	2,878,529	5,852,233
Sonic Healthcare Ltd.	287,825	3,983,670
South32 Ltd.	2,796,025	5,782,421
Stockland	1,490,484	6,162,226
Suncorp Group Ltd.	678,834	8,714,126
Telstra Group Ltd.	2,467,369	7,882,838
Transurban Group	1,929,944	18,260,534
Vicinity Ltd.	2,503,599	4,136,115
Washington H Soul Pattinson & Co. Ltd.	212,372	5,218,250
Wesfarmers Ltd.	700,848	38,466,712
Westpac Banking Corp.	2,125,074	53,773,859
WiseTech Global Ltd.	123,548	5,572,259
Woodside Energy Group Ltd.	1,185,771	19,215,949
Woolworths Group Ltd.	763,955	14,193,516
Xero Ltd. *	100,700	9,526,743
		819,739,168

Austria 0.2%
Erste Group Bank AG	191,556	19,843,068
OMV AG	89,482	4,898,793
Verbund AG	42,736	3,298,373
		28,040,234

Belgium 1.1%
Ageas SA	92,071	6,093,220
Anheuser-Busch InBev SA	612,791	37,366,279
Argenx SE *	38,039	31,133,669
SECURITY	NUMBER OF SHARES	VALUE ($)
D'ieteren Group	13,774	2,516,135
Elia Group SA	27,021	3,256,795
Groupe Bruxelles Lambert NV	49,971	4,391,978
KBC Group NV	143,475	17,261,392
Lotus Bakeries NV	262	2,285,859
Sofina SA	10,143	2,787,851
Syensqo SA	45,776	3,778,639
UCB SA	78,608	20,213,415
		131,085,232

Denmark 1.8%
AP Moller - Maersk AS, Class A	1,876	3,866,727
AP Moller - Maersk AS, Class B	2,490	5,119,259
Carlsberg AS, Class B	58,301	6,855,005
Coloplast AS, Class B	79,713	7,209,594
Danske Bank AS	411,624	18,396,793
Demant AS *	57,325	1,907,210
DSV AS	126,580	27,013,219
Genmab AS *	37,720	10,758,793
Novo Nordisk AS, Class B	2,001,656	98,544,869
Novonesis Novozymes B, Class B	220,405	13,171,315
Orsted AS *	326,608	5,849,303
Pandora AS	48,599	6,502,968
Rockwool AS, B Shares	59,554	2,040,658
Tryg AS	214,498	5,287,157
Vestas Wind Systems AS	628,890	12,862,123
		225,384,993

Finland 1.1%
Elisa OYJ	86,504	3,811,730
Fortum OYJ	278,566	6,211,999
Kesko OYJ, B Shares	167,284	3,528,791
Kone OYJ, B Shares	213,680	14,276,609
Metso OYJ	422,418	6,927,230
Neste OYJ	263,064	5,450,862
Nokia OYJ	3,203,619	21,852,835
Nordea Bank Abp	1,955,812	33,457,691
Orion OYJ, B Shares	67,387	4,705,833
Sampo OYJ, A Shares	1,508,992	16,819,719
Stora Enso OYJ, R Shares	364,844	4,248,299
UPM-Kymmene OYJ	319,668	8,577,427
Wartsila OYJ Abp	312,666	10,229,524
		140,098,549

France 10.8%
Accor SA	123,716	6,293,787
Aeroports de Paris SA	21,207	2,909,197
Air Liquide SA	359,834	69,641,865
Airbus SE	369,378	91,077,913
Alstom SA *	214,473	5,363,450
Amundi SA	37,179	2,756,167
ArcelorMittal SA	290,828	11,102,664
Arkema SA	36,271	2,153,143
AXA SA	1,105,727	47,975,731
BioMerieux	26,386	3,397,214
BNP Paribas SA	631,426	48,908,966
Bollore SE	427,444	2,380,171
Bouygues SA	120,033	5,418,062
Bureau Veritas SA	215,909	7,095,295
Capgemini SE	101,058	15,547,307
Carrefour SA	361,655	5,446,866
Cie de Saint-Gobain SA	278,684	27,049,627
Cie Generale des Etablissements Michelin SCA	421,177	13,454,673
Covivio SA	33,021	2,118,556
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Agricole SA	665,525	12,013,637
Danone SA	401,614	35,469,191
Dassault Aviation SA	12,123	3,906,578
Dassault Systemes SE	417,283	11,874,929
Edenred SE	149,659	4,301,822
Eiffage SA	42,245	5,198,237
Engie SA	1,131,867	26,500,348
EssilorLuxottica SA	187,545	68,682,474
Eurofins Scientific SE	74,322	5,241,892
Euronext NV	49,858	7,125,294
FDJ UNITED	73,764	2,149,269
Gecina SA	29,224	2,715,824
Getlink SE	194,529	3,550,780
Hermes International SCA	19,668	48,667,658
Ipsen SA	23,102	3,246,552
Kering SA	46,382	16,471,031
Klepierre SA	135,054	5,161,297
Legrand SA	162,903	28,131,346
L'Oreal SA	149,795	62,511,147
LVMH Moet Hennessy Louis Vuitton SE	155,340	109,797,821
Orange SA	1,165,165	18,638,404
Pernod Ricard SA	124,553	12,198,784
Publicis Groupe SA	141,611	14,193,545
Renault SA	119,667	4,650,162
Rexel SA	136,536	4,734,383
Safran SA	223,771	79,509,935
Sanofi SA	687,019	69,500,752
Sartorius Stedim Biotech	18,737	4,481,318
Schneider Electric SE	340,861	97,121,450
Societe Generale SA	448,841	28,465,769
Sodexo SA	57,401	3,178,318
STMicroelectronics NV	421,130	10,341,219
Teleperformance SE	34,273	2,447,385
Thales SA	57,799	16,481,546
TotalEnergies SE	1,275,222	79,618,512
Unibail-Rodamco-Westfield *	75,073	7,762,789
Veolia Environnement SA	389,355	12,867,054
Vinci SA	307,641	41,136,600
		1,340,135,706

Germany 9.2%
adidas AG	106,292	20,097,944
Allianz SE	239,495	96,239,053
BASF SE	551,288	27,201,554
Bayer AG	608,133	18,915,666
Bayerische Motoren Werke AG	173,618	16,188,982
Beiersdorf AG	60,695	6,434,521
Brenntag SE	79,173	4,397,168
Commerzbank AG	481,753	17,566,105
Continental AG	70,383	5,378,097
Covestro AG *	109,797	7,669,386
CTS Eventim AG & Co. KGaA	38,793	3,475,517
Daimler Truck Holding AG	293,439	11,761,815
Delivery Hero SE *	120,858	3,069,761
Deutsche Bank AG	1,152,921	41,274,766
Deutsche Boerse AG	116,815	29,582,226
Deutsche Lufthansa AG	374,294	3,281,397
Deutsche Post AG	598,298	27,489,609
Deutsche Telekom AG	2,166,471	67,106,809
E.ON SE	1,386,330	25,794,577
Evonik Industries AG	165,416	2,772,047
Fresenius Medical Care AG	135,552	7,277,413
Fresenius SE & Co. KGaA	265,266	15,264,189
GEA Group AG	90,332	6,461,233
Hannover Rueck SE	37,434	10,686,600
Heidelberg Materials AG	83,202	19,519,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Henkel AG & Co. KGaA	65,142	4,864,381
Hensoldt AG	39,116	4,169,673
Infineon Technologies AG	813,184	32,277,628
Knorr-Bremse AG	43,781	4,073,733
LEG Immobilien SE	45,892	3,497,623
Mercedes-Benz Group AG	446,719	28,985,154
Merck KGaA	80,818	10,586,640
MTU Aero Engines AG	33,761	14,754,403
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	81,431	50,380,862
Nemetschek SE	35,472	4,098,808
Qiagen NV	133,656	6,291,196
Rational AG	3,298	2,419,407
Rheinmetall AG	28,539	56,101,514
RWE AG	393,636	19,378,904
SAP SE	648,838	168,744,827
Scout24 SE	47,564	5,500,599
Siemens AG	472,437	133,887,324
Siemens Energy AG *	423,633	52,778,445
Siemens Healthineers AG	209,625	11,749,468
Symrise AG	83,746	6,925,710
Talanx AG	40,199	4,895,085
Vonovia SE	464,460	13,959,693
Zalando SE *	144,687	4,054,502
		1,139,281,495

Hong Kong 2.0%
AIA Group Ltd.	6,610,800	64,327,908
BOC Hong Kong Holdings Ltd.	2,313,590	11,368,328
CK Asset Holdings Ltd.	1,191,711	5,895,685
CK Hutchison Holdings Ltd.	1,673,025	11,094,617
CK Infrastructure Holdings Ltd.	417,000	2,712,316
CLP Holdings Ltd.	1,028,426	8,771,820
Futu Holdings Ltd., ADR	38,663	7,695,484
Galaxy Entertainment Group Ltd.	1,352,000	6,736,108
Hang Seng Bank Ltd.	458,040	8,929,465
Henderson Land Development Co. Ltd.	875,735	3,080,618
HKT Trust & HKT Ltd.	2,434,000	3,554,058
Hong Kong & China Gas Co. Ltd.	6,877,696	6,400,741
Hong Kong Exchanges & Clearing Ltd.	747,165	40,722,649
Hongkong Land Holdings Ltd.	696,201	4,254,009
Jardine Matheson Holdings Ltd.	99,317	5,831,355
Link REIT	1,630,540	8,491,225
MTR Corp. Ltd.	1,007,360	3,695,689
Power Assets Holdings Ltd.	859,938	5,462,964
Sands China Ltd.	1,490,800	3,885,406
Sino Land Co. Ltd.	2,288,425	2,842,533
SITC International Holdings Co. Ltd.	865,000	3,185,914
Sun Hung Kai Properties Ltd.	897,104	10,916,665
Swire Pacific Ltd., A Shares	235,590	1,945,813
Techtronic Industries Co. Ltd.	896,000	10,450,949
WH Group Ltd.	5,273,289	5,072,464
Wharf Holdings Ltd.	666,000	1,750,162
Wharf Real Estate Investment Co. Ltd.	1,060,188	3,017,527
		252,092,472

Ireland 0.4%
AIB Group PLC	1,315,070	12,120,114
Bank of Ireland Group PLC	606,473	9,929,764
Kerry Group PLC, Class A	101,933	9,298,610
Kingspan Group PLC	97,180	7,276,671
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ryanair Holdings PLC	522,552	15,820,581
		54,445,740

Israel 1.1%
Azrieli Group Ltd.	26,685	2,815,323
Bank Hapoalim BM	777,069	15,761,025
Bank Leumi Le-Israel BM	930,061	18,876,488
Check Point Software Technologies Ltd. *	54,050	10,576,504
CyberArk Software Ltd. *	29,958	15,601,527
Elbit Systems Ltd.	17,225	8,159,112
ICL Group Ltd.	475,516	3,114,862
Israel Discount Bank Ltd., A Shares	766,845	7,663,683
Mizrahi Tefahot Bank Ltd.	98,631	6,412,746
Monday.com Ltd. *	25,180	5,167,943
Nice Ltd. *	40,381	5,508,288
Nova Ltd. *	18,600	6,460,903
Phoenix Financial Ltd.	135,225	5,205,759
Teva Pharmaceutical Industries Ltd., ADR *	712,189	14,585,631
Wix.com Ltd. *	34,689	5,048,637
		130,958,431

Italy 3.2%
Banca Mediolanum SpA	131,065	2,634,991
Banca Monte dei Paschi di Siena SpA	1,236,088	10,841,091
Banco BPM SpA	716,208	10,434,751
BPER Banca SpA	914,280	10,954,806
Davide Campari-Milano NV	404,521	2,816,223
Enel SpA	5,048,105	51,065,405
Eni SpA	1,257,404	23,185,867
Ferrari NV	78,816	31,562,689
FinecoBank Banca Fineco SpA	381,351	8,725,366
Generali	529,575	20,386,460
Infrastrutture Wireless Italiane SpA	180,923	1,988,046
Intesa Sanpaolo SpA	8,854,640	57,071,157
Leonardo SpA	254,318	14,962,718
Moncler SpA	146,028	8,760,125
Nexi SpA	344,309	1,815,409
Poste Italiane SpA	281,448	6,785,682
Prysmian SpA	173,807	18,121,764
Recordati Industria Chimica e Farmaceutica SpA	71,808	4,274,138
Snam SpA	1,273,928	7,857,097
Stellantis NV	1,257,006	12,783,558
Telecom Italia SpA *	7,096,195	4,184,220
Tenaris SA	229,529	4,561,857
Terna - Rete Elettrica Nazionale	876,497	8,987,664
UniCredit SpA	870,092	64,427,380
Unipol Assicurazioni SpA	226,018	4,948,285
		394,136,749

Japan 22.6%
Advantest Corp.	474,792	71,098,105
Aeon Co. Ltd.	1,384,100	21,891,896
AGC, Inc.	117,493	3,670,836
Aisin Corp.	307,200	5,520,444
Ajinomoto Co., Inc.	563,600	15,984,992
ANA Holdings, Inc.	92,900	1,741,149
Asahi Group Holdings Ltd.	897,900	9,680,996
Asahi Kasei Corp.	764,400	5,856,923
Asics Corp.	429,400	10,934,313
Astellas Pharma, Inc.	1,118,950	11,712,751
Bandai Namco Holdings, Inc.	369,500	11,499,722
Bridgestone Corp.	354,857	15,491,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Canon, Inc.	535,495	15,378,249
Capcom Co. Ltd.	213,600	5,577,759
Central Japan Railway Co.	480,000	11,751,222
Chiba Bank Ltd.	340,400	3,321,532
Chubu Electric Power Co., Inc.	426,700	5,933,586
Chugai Pharmaceutical Co. Ltd.	416,100	19,043,952
Dai Nippon Printing Co. Ltd.	231,196	3,858,748
Daifuku Co. Ltd.	201,590	6,426,041
Dai-ichi Life Holdings, Inc.	2,195,100	15,407,395
Daiichi Sankyo Co. Ltd.	1,065,700	25,457,565
Daikin Industries Ltd.	165,500	19,227,792
Daito Trust Construction Co. Ltd.	182,000	3,402,682
Daiwa House Industry Co. Ltd.	346,700	11,762,854
Daiwa Securities Group, Inc.	824,000	6,341,464
Denso Corp.	1,085,500	15,166,368
Disco Corp.	57,700	19,161,186
East Japan Railway Co.	595,680	14,549,479
Eisai Co. Ltd.	157,200	4,668,931
ENEOS Holdings, Inc.	1,708,000	10,775,282
FANUC Corp.	572,900	19,118,487
Fast Retailing Co. Ltd.	118,700	43,577,113
Fuji Electric Co. Ltd.	83,700	5,977,968
FUJIFILM Holdings Corp.	693,333	16,069,160
Fujikura Ltd.	156,500	21,311,235
Fujitsu Ltd.	1,089,600	28,395,452
Hankyu Hanshin Holdings, Inc.	150,500	4,041,522
Hikari Tsushin, Inc.	11,493	3,044,338
Hitachi Ltd.	2,849,075	97,321,495
Honda Motor Co. Ltd.	2,452,017	24,783,132
Hoya Corp.	212,007	34,436,723
Hulic Co. Ltd.	284,600	2,940,304
Idemitsu Kosan Co. Ltd.	474,815	3,301,745
IHI Corp.	644,900	13,352,068
Inpex Corp.	541,700	9,995,514
Isuzu Motors Ltd.	339,800	4,169,442
ITOCHU Corp.	742,600	43,013,807
Japan Airlines Co. Ltd.	88,700	1,597,966
Japan Exchange Group, Inc.	621,300	6,928,217
Japan Post Bank Co. Ltd.	1,121,200	12,563,134
Japan Post Holdings Co. Ltd.	1,116,300	10,460,904
Japan Post Insurance Co. Ltd.	114,100	2,950,890
Japan Tobacco, Inc.	750,800	26,152,529
JFE Holdings, Inc.	347,900	3,987,009
Kajima Corp.	261,700	8,436,624
Kansai Electric Power Co., Inc.	584,800	9,122,968
Kao Corp.	288,419	12,205,785
Kawasaki Heavy Industries Ltd.	93,000	7,447,123
Kawasaki Kisen Kaisha Ltd.	213,900	3,064,663
KDDI Corp.	1,938,700	30,903,554
Keyence Corp.	121,400	45,055,728
Kikkoman Corp.	437,485	3,483,708
Kirin Holdings Co. Ltd.	491,400	6,910,420
Kobe Bussan Co. Ltd.	89,700	2,081,408
Komatsu Ltd.	593,709	19,860,129
Konami Group Corp.	63,000	10,491,716
Kubota Corp.	618,900	8,012,997
Kyocera Corp.	801,500	10,635,422
Kyowa Kirin Co. Ltd.	157,000	2,430,994
Lasertec Corp.	51,500	10,456,160
LY Corp.	1,763,400	5,181,778
M3, Inc.	270,400	3,789,615
Makita Corp.	140,100	4,235,410
Marubeni Corp.	875,800	21,523,679
MatsukiyoCocokara & Co.	202,300	3,665,711
MEIJI Holdings Co. Ltd.	153,300	2,951,016
Minebea Mitsumi, Inc.	223,100	4,409,295
Mitsubishi Chemical Group Corp.	793,000	4,142,296
Mitsubishi Corp.	1,999,600	48,015,693
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Electric Corp.	1,175,000	33,361,290
Mitsubishi Estate Co. Ltd.	658,202	13,948,535
Mitsubishi HC Capital, Inc.	559,038	4,373,169
Mitsubishi Heavy Industries Ltd.	1,995,500	60,243,486
Mitsubishi UFJ Financial Group, Inc.	7,127,809	107,667,459
Mitsui & Co. Ltd.	1,533,900	37,721,086
Mitsui Fudosan Co. Ltd.	1,641,231	17,089,154
Mitsui OSK Lines Ltd.	214,500	6,373,141
Mizuho Financial Group, Inc.	1,565,913	52,450,981
MonotaRO Co. Ltd.	149,500	2,085,839
MS&AD Insurance Group Holdings, Inc.	798,786	16,466,542
Murata Manufacturing Co. Ltd.	1,036,100	22,339,262
NEC Corp.	807,900	29,342,957
Nexon Co. Ltd.	212,700	4,337,907
NIDEC Corp.	522,600	6,358,357
Nintendo Co. Ltd.	683,990	58,337,430
Nippon Building Fund, Inc.	4,808	4,436,426
Nippon Paint Holdings Co. Ltd.	597,800	3,802,619
Nippon Sanso Holdings Corp.	113,100	3,756,256
Nippon Steel Corp.	3,007,205	12,395,782
Nippon Yusen KK	269,200	9,296,373
Nissan Motor Co. Ltd. *	1,381,196	3,157,045
Nissin Foods Holdings Co. Ltd.	119,500	2,157,196
Nitori Holdings Co. Ltd.	253,200	4,102,395
Nitto Denko Corp.	434,000	10,808,706
Nomura Holdings, Inc.	1,864,800	13,307,397
Nomura Research Institute Ltd.	237,000	9,151,293
NTT, Inc.	18,669,075	19,215,213
Obayashi Corp.	403,500	6,826,188
Obic Co. Ltd.	203,700	6,318,992
Olympus Corp.	705,400	8,681,332
Oracle Corp. Japan	23,200	2,138,804
Oriental Land Co. Ltd.	666,000	13,478,286
ORIX Corp.	718,800	17,583,308
Osaka Gas Co. Ltd.	224,900	7,076,443
Otsuka Corp.	147,600	2,918,061
Otsuka Holdings Co. Ltd.	272,900	14,852,307
Pan Pacific International Holdings Corp.	1,202,500	7,153,201
Panasonic Holdings Corp.	1,451,812	16,868,930
Rakuten Group, Inc. *	967,220	6,327,750
Recruit Holdings Co. Ltd.	824,000	40,860,457
Renesas Electronics Corp.	1,042,500	12,874,423
Resona Holdings, Inc.	1,292,985	12,465,765
Ryohin Keikaku Co. Ltd.	322,100	6,623,418
Sanrio Co. Ltd.	112,100	5,187,804
SBI Holdings, Inc.	174,790	7,810,845
SCREEN Holdings Co. Ltd.	51,400	4,872,600
SCSK Corp.	95,400	3,505,627
Secom Co. Ltd.	262,000	8,856,859
Sekisui Chemical Co. Ltd.	235,700	4,083,334
Sekisui House Ltd.	366,569	7,864,834
Seven & i Holdings Co. Ltd.	1,305,409	16,604,534
SG Holdings Co. Ltd.	180,128	1,655,644
Shimadzu Corp.	152,500	4,100,033
Shimano, Inc.	46,800	4,903,041
Shin-Etsu Chemical Co. Ltd.	1,049,100	31,534,821
Shionogi & Co. Ltd.	477,800	8,013,946
Shiseido Co. Ltd.	244,600	4,120,006
SMC Corp.	35,700	12,220,911
SoftBank Corp.	17,734,900	25,201,257
SoftBank Group Corp.	592,900	104,035,285
Sompo Holdings, Inc.	548,000	16,700,554
Sony Financial Group, Inc. *	3,767,800	3,799,339
Sony Group Corp.	3,821,900	106,438,307
Subaru Corp.	369,800	7,866,800
Sumitomo Corp.	676,800	19,688,750
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Electric Industries Ltd.	445,100	16,227,190
Sumitomo Metal Mining Co. Ltd.	155,100	5,073,699
Sumitomo Mitsui Financial Group, Inc.	2,294,438	62,119,132
Sumitomo Mitsui Trust Group, Inc.	396,100	10,879,501
Sumitomo Realty & Development Co. Ltd.	196,000	8,368,609
Suntory Beverage & Food Ltd.	85,500	2,588,056
Suzuki Motor Corp.	959,000	14,316,787
Sysmex Corp.	315,800	3,520,400
T&D Holdings, Inc.	310,000	6,657,411
Taisei Corp.	97,100	7,065,125
Takeda Pharmaceutical Co. Ltd.	986,690	26,628,290
TDK Corp.	1,199,800	20,963,149
Terumo Corp.	835,700	13,488,962
TIS, Inc.	136,800	4,712,873
Toho Co. Ltd.	65,208	3,822,287
Tokio Marine Holdings, Inc.	1,145,697	42,726,671
Tokyo Electron Ltd.	278,800	61,467,093
Tokyo Gas Co. Ltd.	194,940	6,841,259
Tokyo Metro Co. Ltd. (a)	195,400	2,054,067
Tokyu Corp.	315,700	3,513,113
TOPPAN Holdings, Inc.	146,700	3,587,964
Toray Industries, Inc.	861,100	5,272,024
Toyota Industries Corp.	101,500	11,033,263
Toyota Motor Corp.	5,891,615	120,113,088
Toyota Tsusho Corp.	425,807	13,015,314
Trend Micro, Inc.	79,300	4,046,872
Unicharm Corp.	695,200	4,301,299
West Japan Railway Co.	261,164	5,367,474
Yakult Honsha Co. Ltd.	157,500	2,357,902
Yamaha Motor Co. Ltd.	571,700	4,118,963
Yokogawa Electric Corp.	144,300	4,316,655
Yokohama Financial Group, Inc.	653,200	4,744,998
Zensho Holdings Co. Ltd.	62,500	3,891,627
ZOZO, Inc.	272,300	2,353,900
		2,802,050,695

Netherlands 5.0%
ABN AMRO Bank NV, GDR	359,439	10,739,556
Adyen NV *	15,605	26,738,921
Aegon Ltd.	839,245	6,395,655
AerCap Holdings NV	108,984	14,194,076
Akzo Nobel NV	107,763	7,121,533
ASM International NV	29,163	18,922,254
ASML Holding NV	244,812	258,842,017
ASR Nederland NV	99,125	6,615,467
BE Semiconductor Industries NV	45,131	7,694,659
Coca-Cola Europacific Partners PLC	143,479	12,745,240
CVC Capital Partners PLC	136,270	2,275,927
DSM-Firmenich AG	115,304	9,398,302
EXOR NV	57,689	4,999,326
Heineken Holding NV	79,414	5,362,910
Heineken NV	177,095	13,712,874
IMCD NV	37,629	3,899,255
ING Groep NV, Series N	1,876,242	46,849,133
InPost SA *	166,659	2,099,312
JDE Peet's NV	109,461	3,983,735
Koninklijke Ahold Delhaize NV	565,443	23,143,923
Koninklijke KPN NV	2,422,253	11,208,882
Koninklijke Philips NV	484,862	13,282,886
NN Group NV	166,120	11,368,397
Prosus NV *	812,641	56,168,488
Randstad NV	66,376	2,601,334
Universal Music Group NV	680,713	18,258,070
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wolters Kluwer NV	147,831	18,121,942
		616,744,074

New Zealand 0.2%
Auckland International Airport Ltd.	1,059,184	4,929,661
Contact Energy Ltd.	558,608	2,977,842
Fisher & Paykel Healthcare Corp. Ltd.	360,424	7,651,972
Infratil Ltd.	592,295	4,186,355
Meridian Energy Ltd.	827,133	2,800,153
		22,545,983

Norway 0.6%
Aker BP ASA	199,244	5,163,793
DNB Bank ASA	548,016	13,988,340
Equinor ASA	480,785	11,515,422
Gjensidige Forsikring ASA	119,561	3,217,655
Kongsberg Gruppen ASA	276,871	7,058,349
Mowi ASA	287,487	6,319,831
Norsk Hydro ASA	894,448	6,046,970
Orkla ASA	420,562	4,271,359
Salmar ASA	39,663	2,227,240
Telenor ASA	384,332	5,715,607
Yara International ASA	103,876	3,784,420
		69,308,986

Portugal 0.2%
Banco Comercial Portugues SA, Class R	5,309,715	4,686,895
EDP Renovaveis SA	202,880	2,966,245
EDP SA	1,952,158	9,704,451
Galp Energia SGPS SA	259,393	5,211,483
Jeronimo Martins SGPS SA	179,153	4,614,088
		27,183,162

Singapore 1.7%
CapitaLand Ascendas REIT	2,410,995	5,219,882
CapitaLand Integrated Commercial Trust	3,617,090	6,575,831
CapitaLand Investment Ltd.	1,417,649	2,872,213
DBS Group Holdings Ltd.	1,327,982	54,981,779
Genting Singapore Ltd.	3,966,100	2,223,192
Grab Holdings Ltd., Class A *	1,466,205	8,811,892
Keppel Ltd.	885,800	6,927,264
Oversea-Chinese Banking Corp. Ltd.	2,107,601	27,570,366
Sea Ltd., ADR *	238,798	37,312,188
Sembcorp Industries Ltd.	564,600	2,828,954
Singapore Airlines Ltd.	922,650	4,696,765
Singapore Exchange Ltd.	535,400	6,947,110
Singapore Technologies Engineering Ltd.	960,649	6,258,683
Singapore Telecommunications Ltd.	4,606,037	15,034,333
United Overseas Bank Ltd.	785,733	20,898,495
Wilmar International Ltd.	1,254,234	3,014,058
Yangzijiang Shipbuilding Holdings Ltd.	1,625,200	4,389,269
		216,562,274

Spain 3.6%
Acciona SA	15,803	3,497,868
ACS Actividades de Construccion y Servicios SA	111,963	9,193,241
Aena SME SA	470,321	12,774,468
SECURITY	NUMBER OF SHARES	VALUE ($)
Amadeus IT Group SA	279,030	21,329,247
Banco Bilbao Vizcaya Argentaria SA	3,582,361	72,170,502
Banco de Sabadell SA	3,159,320	11,843,959
Banco Santander SA	9,246,757	94,226,175
Bankinter SA	418,722	6,311,914
CaixaBank SA	2,429,378	25,677,908
Cellnex Telecom SA *	309,201	9,625,964
Endesa SA	197,037	7,060,996
Ferrovial SE	318,911	19,569,762
Grifols SA	183,497	2,377,733
Iberdrola SA	3,948,849	80,028,323
Industria de Diseno Textil SA	677,649	37,420,038
International Consolidated Airlines Group SA	791,807	4,346,968
Redeia Corp. SA	247,625	4,457,711
Repsol SA	718,887	13,191,111
Telefonica SA	2,287,249	11,599,035
		446,702,923

Sweden 3.6%
AddTech AB, B Shares	161,004	5,424,335
Alfa Laval AB	179,466	8,529,602
Assa Abloy AB, B Shares	621,603	23,424,835
Atlas Copco AB, A Shares	1,669,625	27,976,326
Atlas Copco AB, B Shares	971,243	14,528,980
Beijer Ref AB	244,558	3,864,520
Boliden AB *	176,988	7,936,577
Epiroc AB, A Shares	404,439	8,527,979
Epiroc AB, B Shares	246,759	4,605,156
EQT AB	229,081	7,916,485
Essity AB, B Shares	374,250	10,279,759
Evolution AB	88,170	5,874,548
Fastighets AB Balder, B Shares *	453,942	3,329,604
H & M Hennes & Mauritz AB, B Shares	351,287	6,634,448
Hexagon AB, B Shares	1,282,291	15,630,639
Holmen AB, B Shares	49,893	1,885,256
Industrivarden AB, A Shares	82,630	3,435,758
Industrivarden AB, C Shares	90,571	3,756,992
Indutrade AB	170,622	4,561,112
Investment AB Latour, B Shares	92,191	2,348,972
Investor AB, B Shares	1,077,629	35,482,911
L E Lundbergforetagen AB, B Shares	44,503	2,381,929
Lifco AB, B Shares	143,013	5,521,647
Nibe Industrier AB, B Shares	919,975	3,579,901
Saab AB, B Shares	200,518	11,033,792
Sagax AB, B Shares	140,471	3,152,265
Sandvik AB	665,583	20,126,878
Securitas AB, B Shares	306,229	4,511,015
Skandinaviska Enskilda Banken AB, A Shares	944,365	18,027,527
Skanska AB, B Shares	210,827	5,741,242
SKF AB, B Shares	210,610	5,398,361
Spotify Technology SA *	95,240	62,412,677
Svenska Cellulosa AB SCA, B Shares	375,486	5,001,526
Svenska Handelsbanken AB, A Shares	903,139	11,785,357
Swedbank AB, A Shares	529,669	16,081,164
Swedish Orphan Biovitrum AB *	123,539	4,256,320
Tele2 AB, B Shares	349,068	5,545,248
Telefonaktiebolaget LM Ericsson, B Shares	1,747,177	17,726,614
Telia Co. AB	1,456,014	5,731,844
Trelleborg AB, B Shares	126,655	5,285,594
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Volvo AB, B Shares	985,116	26,987,299
		446,242,994

Switzerland 9.2%
ABB Ltd.	974,321	72,438,347
Alcon AG	309,413	23,062,094
Amrize Ltd. *	316,167	16,360,348
Avolta AG *	54,480	2,871,859
Baloise Holding AG	25,817	6,411,420
Banque Cantonale Vaudoise	18,407	2,137,174
Barry Callebaut AG (a)	2,298	2,987,492
Belimo Holding AG	6,048	6,525,453
BKW AG	13,553	3,033,262
Chocoladefabriken Lindt & Spruengli AG	67	10,263,417
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	579	8,900,585
Cie Financiere Richemont SA, Class A	334,537	66,173,283
EMS-Chemie Holding AG	4,343	2,974,651
Galderma Group AG	95,886	17,807,181
Geberit AG	21,131	15,447,264
Givaudan SA	5,761	23,600,782
Helvetia Holding AG	22,772	5,595,734
Holcim AG *	318,005	28,271,029
Julius Baer Group Ltd.	129,738	8,758,420
Kuehne & Nagel International AG	29,602	5,679,043
Logitech International SA	94,630	11,376,277
Lonza Group AG	43,727	30,194,870
Nestle SA	1,601,096	152,982,227
Novartis AG	1,181,454	146,218,704
Partners Group Holding AG	14,098	17,264,646
Roche Holding AG	435,813	141,168,622
Roche Holding AG, Bearer Shares	20,493	6,952,526
Sandoz Group AG	260,664	17,380,239
Schindler Holding AG	14,185	4,795,095
Schindler Holding AG, Participation Certificates	25,365	9,035,017
SGS SA	104,010	11,729,186
SIG Group AG *	189,061	2,113,843
Sika AG	94,495	18,519,860
Sonova Holding AG	31,684	8,642,450
Straumann Holding AG	70,201	8,824,387
Swatch Group AG, Bearer Shares	18,321	3,828,842
Swiss Life Holding AG	17,665	19,174,511
Swiss Prime Site AG	50,312	7,151,493
Swiss Re AG	185,673	33,904,249
Swisscom AG	16,132	11,817,056
UBS Group AG	1,966,013	75,230,101
VAT Group AG	16,685	7,291,626
Zurich Insurance Group AG	91,176	63,410,266
		1,138,304,931

United Kingdom 14.7%
3i Group PLC	605,756	35,055,456
Admiral Group PLC	160,279	6,901,165
Anglo American PLC	698,496	26,425,933
Antofagasta PLC	248,808	9,131,841
Ashtead Group PLC	267,252	17,851,035
Associated British Foods PLC	199,454	6,018,832
AstraZeneca PLC	963,739	158,967,331
Auto Trader Group PLC	542,202	5,562,495
Aviva PLC	1,923,914	16,909,836
BAE Systems PLC	1,867,538	46,003,939
Barclays PLC	8,773,252	47,056,392
Barratt Redrow PLC	873,269	4,321,352
BP PLC	9,850,728	57,713,519
SECURITY	NUMBER OF SHARES	VALUE ($)
British American Tobacco PLC	1,299,466	66,552,793
BT Group PLC	3,745,220	9,140,482
Bunzl PLC	205,281	6,240,071
Centrica PLC	3,085,195	7,271,190
Coca-Cola HBC AG *	134,903	6,121,634
Compass Group PLC	1,052,762	34,846,234
DCC PLC	61,302	4,038,515
Diageo PLC	1,383,384	31,820,245
Entain PLC	378,454	3,941,863
Experian PLC	570,653	26,618,197
Fresnillo PLC	135,594	3,965,196
Glencore PLC *	6,267,087	30,022,886
GSK PLC	2,536,092	59,378,634
Haleon PLC	5,591,896	26,003,596
Halma PLC	236,530	11,021,923
Hikma Pharmaceuticals PLC	106,365	2,572,916
HSBC Holdings PLC	10,838,200	151,728,749
Imperial Brands PLC	480,623	19,097,212
Informa PLC	812,127	10,341,065
InterContinental Hotels Group PLC	90,954	10,971,522
Intertek Group PLC	96,646	6,437,399
J Sainsbury PLC	1,092,403	4,902,266
JD Sports Fashion PLC	1,537,065	1,883,496
Kingfisher PLC	1,112,876	4,513,358
Land Securities Group PLC	453,204	3,703,849
Legal & General Group PLC	3,530,206	11,031,601
Lloyds Banking Group PLC	37,099,733	43,498,971
London Stock Exchange Group PLC	294,149	36,658,693
M&G PLC	1,424,760	4,932,756
Marks & Spencer Group PLC	1,308,380	6,837,356
Melrose Industries PLC	786,866	6,482,240
Mondi PLC	279,066	3,119,356
National Grid PLC	3,057,119	45,838,753
NatWest Group PLC	5,052,697	38,898,251
Next PLC	72,622	13,644,951
NMC Health PLC *(b)	48,950	0
Pearson PLC	375,940	5,232,339
Phoenix Group Holdings PLC	441,963	3,915,276
Prudential PLC	1,615,127	22,463,316
Reckitt Benckiser Group PLC	421,053	32,205,942
RELX PLC	1,140,714	50,415,425
Rentokil Initial PLC	1,551,060	8,657,160
Rio Tinto PLC	698,401	50,347,699
Rolls-Royce Holdings PLC	5,252,882	80,835,523
Sage Group PLC	613,022	9,266,053
Schroders PLC	476,861	2,379,595
Segro PLC	797,777	7,320,691
Severn Trent PLC	165,812	6,061,257
Shell PLC	3,657,297	137,109,896
Smith & Nephew PLC	525,499	9,703,868
Smiths Group PLC	207,393	6,867,623
Spirax Group PLC	46,846	4,369,453
SSE PLC	683,669	17,223,526
Standard Chartered PLC	1,231,622	25,281,799
Tesco PLC	4,074,378	24,587,531
Unilever PLC	1,522,956	91,383,944
United Utilities Group PLC	420,427	6,632,860
Vodafone Group PLC	12,186,469	14,752,609
Whitbread PLC	108,024	4,112,496
Wise PLC, Class A *	410,195	5,216,051
WPP PLC	662,054	2,501,683
		1,820,840,960
Total Common Stocks (Cost $7,050,236,488)		12,261,885,751

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	34,663	3,003,057
Dr. Ing hc F Porsche AG	71,205	3,725,512
Henkel AG & Co. KGaA	98,135	7,950,200
Porsche Automobil Holding SE	95,832	3,807,738
Sartorius AG	17,160	4,721,196
Volkswagen AG	128,950	13,428,433
		36,636,136
Total Preferred Stocks (Cost $41,159,267)		36,636,136

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	3,776,240	3,776,240
Total Short-Term Investments (Cost $3,776,240)		3,776,240

Total Investments in Securities (Cost $7,095,171,995)		12,302,298,127

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	756	106,108,380	64,039

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,544,561.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
SECTOR WEIGHTINGS
Financials	23.9%
Industrials	19.2%
Health Care	10.8%
Consumer Discretionary	10.0%
Information Technology	8.8%
Consumer Staples	7.4%
Materials	5.6%
Communication Services	4.9%
Utilities	3.6%
Energy	3.2%
Real Estate	1.8%
Short-Term Investments	0.0%
Total	99.2%

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$4,367,863,450	$—	$4,367,863,450
Germany	7,669,386	1,131,612,109	—	1,139,281,495
Hong Kong	12,631,560	239,460,912	—	252,092,472
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Israel	$50,980,242	$79,978,189	$—	$130,958,431
Japan	24,481,837	2,777,568,858	—	2,802,050,695
Netherlands	50,083,239	566,660,835	—	616,744,074
New Zealand	7,651,972	14,894,011	—	22,545,983
Singapore	46,124,080	170,438,194	—	216,562,274
Spain	7,060,996	439,641,927	—	446,702,923
Sweden	62,412,677	383,830,317	—	446,242,994
United Kingdom	4,902,266	1,815,938,694	0 *	1,820,840,960
Preferred Stocks[1]	—	36,636,136	—	36,636,136
Short-Term Investments[1]	3,776,240	—	—	3,776,240
Futures Contracts[2]	64,039	—	—	64,039
Total	$277,838,534	$12,024,523,632	$0	$12,302,362,166

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $7,095,171,995) including securities on loan of $3,544,561		$12,302,298,127
Cash		67,445,907
Foreign currency, at value (cost $5,822,133)		5,776,919
Deposit with broker for futures contracts		7,289,133
Receivables:
Foreign tax reclaims		32,802,713
Dividends		27,952,708
Fund shares sold		10,120,207
Income from securities on loan	+	14,881
Total assets		12,453,700,595

Liabilities
Collateral held for securities on loan		3,776,240
Payables:
Investments bought		36,818,553
Fund shares redeemed		10,398,297
Investment adviser fees		669,453
Variation margin on futures contracts	+	283,485
Total liabilities		51,946,028
Net assets		$12,401,754,567

Net Assets by Source
Capital received from investors		$8,183,566,054
Total distributable earnings	+	4,218,188,513
Net assets		$12,401,754,567

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,401,754,567		431,062,293		$28.77

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $32,353,895)		$318,173,825
Other Interest		871,445
Securities on loan, net	+	384,664
Total investment income		319,429,934

Expenses
Investment adviser fees		6,571,561
Professional fees	+	83,909 [1]
Total expenses		6,655,470
Expense reduction	–	83,909 [1]
Net expenses	–	6,571,561
Net investment income		312,858,373

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(149,613,005)
Net realized gains on futures contracts		11,990,904
Net realized gains on foreign currency transactions	+	155,610
Net realized losses		(137,466,491)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,135,078,268
Net change in unrealized appreciation (depreciation) on futures contracts		1,352,917
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	2,079,722
Net change in unrealized appreciation (depreciation)		2,138,510,907
Net realized and unrealized gains		2,001,044,416
Increase in net assets resulting from operations		$2,313,902,789

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$312,858,373	$265,923,542
Net realized losses		(137,466,491)	(86,329,574)
Net change in unrealized appreciation (depreciation)	+	2,138,510,907	1,565,760,181
Increase in net assets resulting from operations		$2,313,902,789	$1,745,354,149

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($309,722,312 )	($284,048,299 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		101,802,808	$2,597,154,044	79,329,526	$1,864,040,426
Shares reinvested		9,656,634	217,081,134	9,247,190	203,253,237
Shares redeemed	+	(90,024,141)	(2,290,099,631)	(68,978,397)	(1,607,634,817)
Net transactions in fund shares		21,435,301	$524,135,547	19,598,319	$459,658,846

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		409,626,992	$9,873,438,543	390,028,673	$7,952,473,847
Total increase	+	21,435,301	2,528,316,024	19,598,319	1,920,964,696
End of period		431,062,293	$12,401,754,567	409,626,992	$9,873,438,543
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout

SCHWAB INVESTMENTS
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab S&P 500 Index Fund’s goal is to track the total return of the S&P 500® Index.

The Schwab 1000 Index Fund’s goal is to match the total return of the Schwab 1000 Index®.

The Schwab Small-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. Stocks.

The Schwab Total Stock Market Index Fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

1. Business Structure of the Funds (continued):

The Schwab U.S. Large-Cap Growth Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.

The Schwab U.S. Large-Cap Value Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.

The Schwab U.S. Mid-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.

The Schwab International Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage”

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2025, the funds had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of October 31, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2025, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trusts, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trusts.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of October 31, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.2%	0.8%	2.9%	— %	1.4%
Schwab MarketTrack Balanced Portfolio	0.1%	0.4%	1.2%	— %	0.5%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.1%	0.2%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.2%	0.6%	2.4%	— %	1.0%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2020 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2025 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2030 Fund	0.1%	— %	— %	0.7%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2040 Fund	0.2%	— %	— %	1.0%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
During the period ended October 31, 2025, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $83,909, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended October 31, 2025, the Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of October 31, 2025, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $141,564.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$493,317,592	$553,878,754	($173,776,524 )
Schwab 1000 Index Fund	167,127,056	168,573,621	23,943,858
Schwab Small-Cap Index Fund	56,964,780	109,702,642	11,278,234
Schwab Total Stock Market Index Fund	205,139,409	113,667,458	(74,898,946)
Schwab U.S. Large-Cap Growth Index Fund	181,446,324	141,666,577	9,236,371
Schwab U.S. Large-Cap Value Index Fund	129,772,429	45,978,533	3,321,563
Schwab U.S. Mid-Cap Index Fund	91,435,799	38,921,641	(9,865,843)
Schwab International Index Fund	10,061,440	62,722,281	(15,252,367)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

6. Derivatives (continued):
As of October 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab S&P 500 Index Fund
Futures Contracts[1]	$7,732,431	$7,732,431
Schwab 1000 Index Fund
Futures Contracts[1]	361,886	361,886
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,383,024	1,383,024
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	71,704	71,704
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	61,670	61,670
Schwab International Index Fund
Futures Contracts[1]	64,039	64,039

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab 1000 Index Fund
Futures Contracts[1]	($25,330 )	($25,330 )
Schwab Small-Cap Index Fund
Futures Contracts[1]	(20,375)	(20,375)
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	(2,615)	(2,615)
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(3,229)	(3,229)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(57,389)	(57,389)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$58,241,475	$58,241,475
Schwab 1000 Index Fund
Futures Contracts[1]	6,446,645	6,446,645
Schwab Small-Cap Index Fund
Futures Contracts[1]	(613,114)	(613,114)
Schwab Total Stock Market Index Fund
Futures Contracts[1]	12,468,105	12,468,105
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	2,778,388	2,778,388
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	276,089	276,089
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(515,942)	(515,942)
Schwab International Index Fund
Futures Contracts[1]	11,990,904	11,990,904

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$15,983,636	$15,983,636
Schwab 1000 Index Fund
Futures Contracts[1]	985,806	985,806
Schwab Small-Cap Index Fund
Futures Contracts[1]	290,852	290,852
Schwab Total Stock Market Index Fund
Futures Contracts[1]	2,520,858	2,520,858
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	214,292	214,292
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	118,667	118,667
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	6,867	6,867
Schwab International Index Fund
Futures Contracts[1]	1,352,917	1,352,917

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

6. Derivatives (continued):
During the period ended October 31, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$425,054,235	1,389
Schwab 1000 Index Fund	50,597,328	166
Schwab Small-Cap Index Fund	23,912,656	215
Schwab Total Stock Market Index Fund	111,217,870	441
Schwab U.S. Large-Cap Growth Index Fund	8,781,066	24
Schwab U.S. Large-Cap Value Index Fund	3,044,975	12
Schwab U.S. Mid-Cap Index Fund	6,239,898	20
Schwab International Index Fund	92,324,218	727

7. Purchases and Sales of Investment Securities:
For the period ended October 31, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$8,240,365,457	$3,134,187,703
Schwab 1000 Index Fund	564,336,769	586,425,579
Schwab Small-Cap Index Fund	1,208,812,588	771,314,093
Schwab Total Stock Market Index Fund	2,114,341,327	812,897,723
Schwab U.S. Large-Cap Growth Index Fund	1,286,238,909	548,612,125
Schwab U.S. Large-Cap Value Index Fund	255,111,730	132,760,634
Schwab U.S. Mid-Cap Index Fund	694,853,899	220,298,126
Schwab International Index Fund	1,579,440,953	1,069,684,373
During the period ended October 31, 2025, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$119,116,257
Schwab Small-Cap Index Fund	—	198,992,500
Schwab U.S. Large-Cap Growth Index Fund	—	32,866,048
Schwab U.S. Large-Cap Value Index Fund	—	35,664,883
Schwab U.S. Mid-Cap Index Fund	—	65,366,640
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended October 31, 2025, are disclosed in the funds’ Statements of Operations, if any.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

 8. Federal Income Taxes:
As of October 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$47,041,843,400	$84,398,240,718	($1,335,095,588 )	$83,063,145,130
Schwab 1000 Index Fund	3,540,290,246	17,154,936,306	(157,770,118)	16,997,166,188
Schwab Small-Cap Index Fund	5,043,608,978	3,132,795,697	(918,905,734)	2,213,889,963
Schwab Total Stock Market Index Fund	12,468,848,487	20,133,341,996	(685,663,418)	19,447,678,578
Schwab U.S. Large-Cap Growth Index Fund	2,695,594,991	1,947,030,408	(73,094,860)	1,873,935,548
Schwab U.S. Large-Cap Value Index Fund	695,108,725	296,918,775	(74,512,288)	222,406,487
Schwab U.S. Mid-Cap Index Fund	1,781,212,787	599,408,849	(171,008,606)	428,400,243
Schwab International Index Fund	7,787,034,554	5,341,065,131	(825,737,519)	4,515,327,612
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab S&P 500 Index Fund	$1,129,115,422	$—	$83,063,145,130	$—	($328,612,934 )	$83,863,647,618
Schwab 1000 Index Fund	175,097,579	70,620,257	16,997,166,188	—	—	17,242,884,024
Schwab Small-Cap Index Fund	72,238,334	—	2,213,889,963	—	(182,290,902)	2,103,837,395
Schwab Total Stock Market Index Fund	273,799,369	—	19,447,678,578	—	(290,082,251)	19,431,395,696
Schwab U.S. Large-Cap Growth Index Fund	15,690,148	—	1,873,935,548	—	(18,748,526)	1,870,877,170
Schwab U.S. Large-Cap Value Index Fund	14,661,017	271,547	222,406,487	—	—	237,339,051
Schwab U.S. Mid-Cap Index Fund	29,232,824	10,278,308	428,400,243	—	—	467,911,375
Schwab International Index Fund	406,842,187	—	4,515,327,612	1,586,503	(705,567,789)	4,218,188,513
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$328,612,934
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	182,290,902
Schwab Total Stock Market Index Fund	290,082,251
Schwab U.S. Large-Cap Growth Index Fund	18,748,526
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	705,567,789

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
For the fiscal year ended October 31, 2025, the funds had capital loss carryforwards utilized as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	77,204,524
Schwab Small-Cap Index Fund	—
Schwab Total Stock Market Index Fund	—
Schwab U.S. Large-Cap Growth Index Fund	7,661,326
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	—
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$1,322,087,859	$—	$1,135,808,670	$—
Schwab 1000 Index Fund	218,384,415	—	204,576,918	—
Schwab Small-Cap Index Fund	105,904,769	—	86,736,454	—
Schwab Total Stock Market Index Fund	327,953,620	—	286,776,664	—
Schwab U.S. Large-Cap Growth Index Fund	16,684,287	—	11,280,497	—
Schwab U.S. Large-Cap Value Index Fund	15,576,212	4,943,466	16,362,330	—
Schwab U.S. Mid-Cap Index Fund	27,522,989	14,697,002	18,556,015	—
Schwab International Index Fund	309,722,312	—	284,048,299	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

 9. Share Splits:
On June 5, 2025, the Board of Trustees authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab S&P 500 Index Fund	6-for-1
Schwab 1000 Index Fund	10-for-1
Schwab Total Stock Market Index Fund	7-for-1
Schwab U.S. Large-Cap Growth Index Fund	8-for-1
Schwab U.S. Large-Cap Value Index Fund	4-for-1
Schwab U.S. Mid-Cap Index Fund	5-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on August 14, 2025, and paid after the close of U.S. markets on August 15, 2025. Shares began trading at their post-split price on August 18, 2025. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the funds have been retroactively adjusted to reflect the share split in the current and prior periods presented.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Schwab Capital Trust and Shareholders of Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab 1000 Index Fund, one of the funds constituting Schwab Investments, and Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund (the “Funds”), seven of the funds constituting Schwab Capital Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreements (the Agreements) between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab International Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreements, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreements with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2024, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreements with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to ETFs, other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreements with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreements with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

MFR13810-28
00319729

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b) A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	December 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	December 16, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	December 16, 2025